Document and Entity Information (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Feb. 13, 2012	Jun. 30, 2011
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	SUNTRUST BANKS INC
Entity Central Index Key	0000750556
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		536,378,272
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 13.9

Consolidated Statements of Income/Loss (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Interest Income
Interest and fees on loans	$ 5,219		$ 5,300		$ 5,530
Interest and fees on loans held for sale	93		137		233
Interest and dividends on securities available for sale:
Taxable interest	688		709		717
Tax-exempt interest	21		31		40
Dividends	82	[1]	76	[1]	73	[1]
Trading account interest and other	78		90		117
Total interest income	6,181		6,343		6,710
Interest Expense
Interest on deposits	624		860		1,440
Interest on long-term debt	449		580		761
Interest on other borrowings	43		49		43
Total interest expense	1,116		1,489		2,244
Net interest income	5,065		4,854		4,466
Provision for credit losses	1,513		2,651		4,064
Net interest income after provision for credit losses	3,552		2,203		402
Noninterest Income
Service charges on deposit accounts	685		760		848
Trust and investment management income	531		503		486
Other charges and fees	507		534		523
Card fees	371		376		324
Investment banking income	317		313		272
Trading income/(loss)	248		173		(41)
Retail investment services	230		205		218
Mortgage production related (loss)/income	(5)		127		376
Mortgage servicing related income	224		358		330
Net securities gains	117	[2]	191	[2]	98	[2]
Gain from ownership in Visa	0		0		112
Other noninterest income	196		189		164
Total noninterest income	3,421		3,729		3,710
Noninterest Expense
Employee compensation	2,494		2,364		2,258
Employee benefits	382		457		542
Outside processing and software	653		638		579
Net occupancy expense	356		361		357
Regulatory assessments	300		265		302
Credit and collection services	275		279		259
Other real estate expense	264		300		244
Operating losses	257		83		99
Marketing and customer development	184		177		152
Equipment expense	178		174		172
Potential mortgage servising settlement and claims expense	120		0		0
Amortization/impairment of goodwill/intangible assets	43		51		807
Net (gain)/loss on extinguishment of debt	(3)		70		39
Other noninterest expense	731		692		752
Total noninterest expense	6,234		5,911		6,562
Income/(loss) before provision/(benefit) for income taxes	739		21		(2,450)
Provision/(benefit) for income taxes	79		(185)		(898)
Net income/(loss) including income attributable to noncontrolling interest	660		206		(1,552)
Net income attributable to noncontrolling interest	13		17		12
Net income/(loss)	647		189		(1,564)
Net income/(loss) available to common shareholders	$ 495		$ (87)		$ (1,733)
Net income/(loss) per average common share
Diluted	$ 0.94		$ (0.18)		$ (3.98)
Basic	$ 0.94		$ (0.18)		$ (3.98)
Dividends declared per common share	$ 0.12		$ 0.04		$ 0.22
Average common shares - diluted	528		499		437
Average common shares - basic	524		495		435

[1]	Includes dividends on common stock of The Coca-Cola Company of $56 million, $53 million, and $49 million during the years ended December 31, 2011, 2010, and 2009, respectively.
[2]	Includes credit-related other-than-temporary impairment losses of $6 million, $2 million, and $20 million, consisting of $7 million, $2 million, and $113 million of total unrealized losses, net of $1 million, $0, and $93 million of non-credit related unrealized losses recorded in other comprehensive income, before taxes, for the years ended December 31, 2011, 2010, and 2009, respectively.

Consolidated Statements of Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Dividends on common stock of The Coca-Cola Company	$ 56	$ 53	$ 49
Net impairment losses recognized in earnings	6	2	20
Total unrealized losses	7	2	113
Other than Temporary Impairment Losses, Investments, Portion in Other Comprehensive Income (Loss), before Tax, Including Portion Attributable to Noncontrolling Interest, Available-for-sale Securities	$ 1	$ 0	$ 93

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Assets
Cash and due from banks	$ 3,696		$ 4,296
Securities purchased under agreements to resell	792		1,058
Interest-bearing deposits in other banks	21		24
Cash and cash equivalents	4,509		5,378
Trading assets	6,279		6,175
Securities available for sale	28,117		26,895
Loans held for sale (loans at fair value: $2,141 and $3,168 as of December 31, 2011 and 2010, respectively)	2,353	[1]	3,501	[1]
Loans (loans at fair value: $433 and $492 as of December 31, 2011 and 2010, respectively)	122,495	[2]	115,975	[2]
Allowance for loan and lease losses	(2,457)		(2,974)
Net loans	120,038		113,001
Premises and equipment	1,564		1,620
Goodwill	6,344		6,323
Other intangible assets (MSRs at fair value: $921 and $1,439 as of December 31, 2011 and 2010, respectively)	1,017		1,571
Other real estate owned	479		596
Other assets	6,159		7,814
Total assets	176,859		172,874
Liabilities and Shareholders' Equity
Noninterest-bearing consumer and commercial deposits	34,359		27,290
Interest-bearing consumer and commercial deposits	91,252		92,735
Total consumer and commercial deposits	125,611		120,025
Brokered time deposits (CDs at fair value: $1,018 and $1,213 of December 31, 2011 and 2010, respectively)	2,281		2,365
Foreign deposits	30		654
Total deposits	127,922		123,044
Funds purchased	839		951
Securities sold under agreements to repurchase	1,644		2,180
Other short-term borrowings	8,983		2,690
Long-term debt (debt at fair value: $1,997 and $2,837 as of December 31, 2011 and 2010, respectively)	10,908	[3]	13,648	[3]
Trading liabilities	1,806		2,678
Other liabilities	4,691		4,553
Total liabilities	156,793		149,744
Preferred stock, no par value	275		4,942
Common stock, $1.00 par value	550		515
Additional paid in capital	9,306		8,403
Retained earnings	8,978		8,542
Treasury stock, at cost, and other	(792)	[4]	(888)	[4]
AOCI, net of tax	1,749		1,616
Total shareholders' equity	20,066		23,130
Total liabilities and shareholders' equity	$ 176,859		$ 172,874
Common shares outstanding	536,967		500,436
Common shares authorized	750,000		750,000
Preferred shares outstanding	3		50
Preferred shares authorized	50,000		50,000
Treasury shares of common stock	12,954		14,231

[1]	Includes loans held for sale, at fair value, of consolidated VIEs $315 $316
[2]	Includes loans of consolidated VIEs $3,322 $2,869
[3]	Includes debt of consolidated VIEs ($289 and $290 at fair value at December 31, 2011 and 2010, respectively) $722 $764
[4]	Includes $107 million $129 million as of December 31, 2011 and 2010, respectively, related to noncontrolling interest held.

Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary	Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary
Loans held for sale	$ 2,141	[1]	$ 3,168	[1]
Loans held for sale (loans at fair value: $2,141 and $3,168 as of December 31, 2011 and 2010, respectively)	2,353	[1]	3,501	[1]	315	316
Loans carried at fair value	433	[2]	492	[2]
Loans (loans at fair value: $433 and $492 as of December 31, 2011 and 2010, respectively)	122,495	[2]	115,975	[2]	3,322	2,869
Other intangible assets, MSRs at fair value	921		1,439
Long-term debt (debt at fair value: $1,997 and $2,837 as of December 31, 2011 and 2010, respectively)	10,908	[3]	13,648	[3]	722	764
Brokered deposits	1,018		1,213
Long-term debt, fair value	1,997	[3]	2,837	[3]	289	290
Common stock, par value	$ 1		$ 1
Treasury Stock, Value	(792)	[4]	(888)	[4]
Stockholders' Equity Attributable to Noncontrolling Interest	$ 107		$ 129

[1]	Includes loans held for sale, at fair value, of consolidated VIEs $315 $316
[2]	Includes loans of consolidated VIEs $3,322 $2,869
[3]	Includes debt of consolidated VIEs ($289 and $290 at fair value at December 31, 2011 and 2010, respectively) $722 $764
[4]	Includes $107 million $129 million as of December 31, 2011 and 2010, respectively, related to noncontrolling interest held.

Consolidated Statements of Shareholders' Equity (USD $) In Millions, unless otherwise specified	Total	Preferred Stock	Common Stock	Additional Paid in Capital	Retained Earnings	Treasury Stock and Other		Accumulated Other Comprehensive Income	Common Stock	Common Stock	Common Stock Additional Paid in Capital	Preferred Stock	Preferred Stock
Beginning Balance at Dec. 31, 2008	$ 22,501	$ 5,222	$ 373	$ 6,904	$ 10,389	$ (1,368)	[1]	$ 981
Beginning Balance (in shares) at Dec. 31, 2008			354
Net income (loss)	(1,564)				(1,564)
Other comprehensive income:
Change in unrealized gains (losses) on securities, net of taxes	281							281
Change in unrealized gains (losses) on derivatives, net of taxes	(435)							(435)
Change related to employee benefit plans	251							251
Total comprehensive income	(1,467)
Change in noncontrolling interest	(5)					(5)	[1]
Common stock dividends, $0.12 in 2011, $.04 in 2010 and $0.22 in 2009 per share	(83)				(83)
Series A preferred dividends, $3,044 in 2011, 2010 and 2009 per share	(14)				(14)
U.S. Treasury preferred stock dividends, $1,236 in 2011, $5,000 in 2010 and $5,004 in 2009 per share	(243)				(243)
Accretion of discount for preferred stock issued to U.S. Treasury		23			(23)
Repurchase of preferred stock	(228)	(328)		5	(95)
Purchase of outstanding warrants	0
Issuance of common stock (in shares)			142
Issuance of common stock	1,830		142	1,688
Extinguishment of forward stock purchase contract	174			174
Stock compensation expense	11			11
Restricted stock activity (in shares)			2
Restricted stock activity	(29)			(206)		177	[1]
Amortization of restricted stock compensation	66					66	[1]
Issuance of stock for employee benefit plans and other, Shares			1
Issuance of stock for employee benefit plans and other	18			(55)	(2)	75	[1]
Adoption of VIE consolidation guidance					8			(8)
Ending Balance at Dec. 31, 2009	22,531	4,917	515	8,521	8,563	(1,055)		1,070
Ending Balance (in shares) at Dec. 31, 2009			499
Net income (loss)	189				189
Other comprehensive income:
Change in unrealized gains (losses) on securities, net of taxes	366							366
Change in unrealized gains (losses) on derivatives, net of taxes	120							120
Change related to employee benefit plans	60							60
Total comprehensive income	735
Change in noncontrolling interest	4					4	[1]
Common stock dividends, $0.12 in 2011, $.04 in 2010 and $0.22 in 2009 per share	(20)				(20)
Series A preferred dividends, $3,044 in 2011, 2010 and 2009 per share	(7)				(7)
U.S. Treasury preferred stock dividends, $1,236 in 2011, $5,000 in 2010 and $5,004 in 2009 per share	(242)				(242)
Accretion of discount for preferred stock issued to U.S. Treasury		25			(25)
Purchase of outstanding warrants	0
Extinguishment of forward stock purchase contract	0
Stock compensation expense	24			24
Restricted stock activity (in shares)			1
Restricted stock activity	(31)			(97)		66	[1]
Amortization of restricted stock compensation	42					42	[1]
Issuance of stock for employee benefit plans and other	12			(45)	2	55	[1]
Fair value election of MSRs	89				89
Adoption of VIE consolidation guidance	(7)				(7)
Ending Balance at Dec. 31, 2010	23,130	4,942	515	8,403	8,542	(888)	[1]	1,616
Ending Balance (in shares) at Dec. 31, 2010			500
Net income (loss)	647				647
Other comprehensive income:
Change in unrealized gains (losses) on securities, net of taxes	337							337
Change in unrealized gains (losses) on derivatives, net of taxes	37							37
Change related to employee benefit plans	(241)							(241)
Total comprehensive income	780
Change in noncontrolling interest	(22)					(22)	[1]
Common stock dividends, $0.12 in 2011, $.04 in 2010 and $0.22 in 2009 per share	(64)				(64)
Series A preferred dividends, $3,044 in 2011, 2010 and 2009 per share					(7)
U.S. Treasury preferred stock dividends, $1,236 in 2011, $5,000 in 2010 and $5,004 in 2009 per share	(60)				(60)
Accretion of discount for preferred stock issued to U.S. Treasury		6			(6)
Repurchase of preferred stock	(4,850)	(4,776)			(74)
Purchase of outstanding warrants	(11)			(11)
Issuance of common stock (in shares)										35
Issuance of common stock									1,017	35	982	103	103
Extinguishment of forward stock purchase contract	0
Stock compensation expense	12			11		1	[1]
Restricted stock activity (in shares)			1
Restricted stock activity	(8)			(58)		50	[1]
Amortization of restricted stock compensation	32					32	[1]
Issuance of stock for employee benefit plans and other, Shares			1
Issuance of stock for employee benefit plans and other	14			(21)		35	[1]
Ending Balance at Dec. 31, 2011	$ 20,066	$ 275	$ 550	$ 9,306	$ 8,978	$ (792)	[1]	$ 1,749
Ending Balance (in shares) at Dec. 31, 2011			537

[1]	At December 31, 2011 includes ($851) million for treasury stock, ($48) million for compensation element of restricted stock, and $107 million for noncontrolling interest. At December 31, 2010 includes ($974) million for treasury stock, ($43) million for compensation element of restricted stock, and $129 million for noncontrolling interest. At December 31, 2009 includes ($1,104) million for treasury stock, ($59) million for compensation element of restricted stock, and $108 million for noncontrolling interest.

Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Common stock dividends, per share	$ 0.12		$ 0.04		$ 0.22
Series A preferred stock dividends, per share	$ 4,056		$ 4,056		$ 4,056
U.S. Treasury preferred stock dividends, per share	$ 1,236		$ 5,000		$ 5,004
Treasury Stock, Value	$ 792	[1]	$ 888	[1]
Stockholders' Equity Attributable to Noncontrolling Interest	107		129
Treasury Stock and Other
Treasury Stock, Value	851		974		1,104
Deferred Compensation Equity	48		43		59
Stockholders' Equity Attributable to Noncontrolling Interest	$ 107		$ 129		$ 108

[1]	Includes $107 million $129 million as of December 31, 2011 and 2010, respectively, related to noncontrolling interest held.

Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Cash Flows from Operating Activities:
Net income/(loss) including income attributable to noncontrolling interest	$ 660		$ 206		$ (1,552)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Gain from ownership in Visa	0		0		(112)
Depreciation, amortization, and accretion	760		803		966
Goodwill impairment	0		0		751
Mortgage servicing rights impairment recovery	0		0		(199)
Origination of mortgage servicing rights	(224)		(289)		(682)
Provisions for credit losses and foreclosed property	1,664		2,831		4,270
Mortgage repurchase provision	502		456		444
Potential mortgage servising settlement and claims expense	120		0		0
Deferred income tax expense/(benefit)	83		(171)		(894)
Stock option compensation and amortization of restricted stock compensation	44		66		77
Net (gain)/loss on extinguishment of debt	(3)		70		39
Net securities gains	(117)	[1]	(191)	[1]	(98)	[1]
Net gain on sale of assets	(408)		(597)		(772)
Gain on pension curtailment	(88)		0		0
Net decrease/(increase) in loans held for sale	2,234		1,003		(258)
Net (increase)/decrease in other assets	(497)		(341)		1,523
Net increase/(decrease) in other liabilities	(102)		372		(461)
Net cash provided by operating activities	4,628		4,218		3,042
Cash Flows from Investing Activities:
Proceeds from maturities, calls, and paydowns of securities available for sale	5,557		5,597		3,407
Proceeds from sales of securities available for sale	12,557		17,465		19,488
Purchases of securities available for sale	(18,872)		(20,920)		(33,793)
Proceeds from maturities, calls, and paydowns of trading securities	139		99		148
Proceeds from sales of trading securities	102		132		2,113
Purchases of trading securities	0		0		(86)
Net (increase)/decrease in loans including purchases of loans	(11,034)		(4,566)		8,609
Proceeds from sales of loans	747		936		756
Capital expenditures	(131)		(252)		(212)
Proceeds from sale/redemption of Visa shares	0		0		112
Contingent consideration and other payments related to acquisitions	(24)		(10)		(25)
Proceeds from the sale of other assets	628		800		567
Net cash (used in)/provided by investing activities	(10,331)		(719)		1,084
Cash Flows from Financing Activities:
Net increase in total deposits	4,878		1,182		8,085
Assumption of deposits, net	0		0		449
Net increase/(decrease) in funds purchased, securities sold under agreements to repurchase, and other short-term borrowings	6,650		(1,295)		(4,114)
Proceeds from the issuance of long-term debt	1,749		500		575
Repayment of long-term debt	(4,571)		(5,246)		(10,034)
Proceeds from the issuance of common stock	1,017		0		1,830
Proceeds from the issuance of preferred stock	103		0		0
Repurchase of preferred stock	(4,850)		0		(228)
Purchase of outstanding warrants	(11)		0		0
Common and preferred dividends paid	(131)		(259)		(329)
Net cash provided by/(used in) financing activities	4,834		(5,118)		(3,766)
Net (decrease)/increase in cash and cash equivalents	(869)		(1,619)		360
Cash and cash equivalents at beginning of period	5,378		6,997		6,637
Cash and cash equivalents at end of period	4,509		5,378		6,997
Supplemental Disclosures:
Interest paid	1,138		1,537		2,367
Income taxes paid	68		33		45
Income taxes refunded	(1)		(435)		(106)
Loans transferred from loans held for sale to loans	63		213		307
Loans transferred from loans to loans held for sale	754		346		125
Loans transferred from loans and loans held for sale to other real estate owned	725		1,063		812
Amortization of deferred gain on sale/leaseback of premises	59		59		59
Accretion of discount for preferred stock issued to the U.S. Treasury	80		25		23
Extinguishment of forward stock purchase contract	0		0		174
Gain on repurchase of Series A preferred stock	0		0		94
Total assets of newly consolidated VIEs during 2010	$ 0		$ 2,541		$ 0

[1]	Includes credit-related other-than-temporary impairment losses of $6 million, $2 million, and $20 million, consisting of $7 million, $2 million, and $113 million of total unrealized losses, net of $1 million, $0, and $93 million of non-credit related unrealized losses recorded in other comprehensive income, before taxes, for the years ended December 31, 2011, 2010, and 2009, respectively.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Significant Accounting Policies
NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES
General
SunTrust, one of the nation's largest commercial banking organizations, is a financial services holding company with its headquarters in Atlanta, Georgia. Through its principal subsidiary, SunTrust Bank, the Company offers a full line of financial services for consumers and businesses including deposit, credit, and trust and investment services. Additional subsidiaries provide mortgage banking, asset management, securities brokerage, capital market services, and credit-related insurance. SunTrust operates primarily within Florida, Georgia, Maryland, North Carolina, South Carolina, Tennessee, Virginia, and the District of Columbia. SunTrust provides clients with a selection of technology-based banking channels, including the internet, ATMs, and twenty-four hour telebanking. SunTrust’s client base encompasses a broad range of individuals and families, businesses, institutions, and governmental agencies. Within its geographic footprint, SunTrust operated under the following business segments during 2011 and 2010: Retail Banking, Diversified Commercial Banking, CRE, CIB, Mortgage, and W&IM, with the remainder in Corporate Other and Treasury. During the first quarter of 2012, SunTrust revised its segment structure from six segments to three: Consumer Banking and Private Wealth Management, Wholesale Banking, and Mortgage Banking, with the remainder in Corporate Other. See additional discussion of this change in Note 21, “Business Segment Reporting.”
Principles of Consolidation and Basis of Presentation
The consolidated financial statements include the accounts of the Company and its subsidiaries after elimination of all significant intercompany accounts and transactions.
The Company holds VIs, which are contractual ownership or other interests that change with changes in the fair value of a VIE's net assets. The Company consolidates a VIE if it is the primary beneficiary, which is the party that has both the power to direct the activities that most significantly impact the financial performance of the VIE and the obligation to absorb losses or rights to receive benefits through its VIs that could potentially be significant to the VIE. To determine whether or not a VI held by the Company could potentially be significant to the VIE, both qualitative and quantitative factors regarding the nature, size, and form of our involvement with the VIE are considered. The assessment of whether or not the Company is the primary beneficiary of a VIE is performed on an on-going basis. The Company consolidates VOEs, which are entities that are not VIEs that are controlled through the Company's equity interests.
Investments in companies which are not VIEs, or where SunTrust is not the primary beneficiary of a VIE, that the Company has the ability to exercise significant influence over operating and financing decisions, are accounted for using the equity method of accounting. These investments are included in other assets at cost, adjusted to reflect the Company's portion of income, loss or dividends of the investee. Unconsolidated equity investments that do not meet the criteria to be accounted for under the equity method are accounted for under the cost method. Cost method investments are included in other assets in the Consolidated Balance Sheets and dividends received or receivable from these investments are included as a component of other noninterest income in the Consolidated Statements of Income/(Loss).
Results of operations of companies purchased are included from the date of acquisition. Results of operations associated with companies or net assets sold are included through the date of disposition. The Company reports any noncontrolling interests in its subsidiaries in the equity section of the Consolidated Balance Sheets and separately presents the income or loss attributable to the noncontrolling interest of a consolidated subsidiary in its Consolidated Statements of Income/(Loss). Assets and liabilities of purchased companies are initially recorded at estimated fair values at the date of acquisition.
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could vary from these estimates. Certain reclassifications have been made to prior period amounts to conform to the current period presentation.
The Company evaluated subsequent events through the date its financial statements were issued. For additional information on the Company's subsequent events, see Note 25, "Subsequent Event."
Cash and Cash Equivalents
Cash and cash equivalents include cash and due from banks, interest-bearing deposits in other banks, Fed funds sold, and securities purchased under agreements to resell. Cash and cash equivalents have maturities of three months or less, and accordingly, the carrying amount of these instruments is deemed to be a reasonable estimate of fair value.
Securities and Trading Activities
Securities are classified at trade date as trading or securities AFS. Trading account assets and liabilities are carried at fair value with changes in fair value recognized within noninterest income. Realized and unrealized gains and losses are recognized as a component of noninterest income in the Consolidated Statements of Income/(Loss). Securities AFS are used as part of the overall asset and liability management process to optimize income and market performance over an entire interest rate cycle. Interest income and dividends on securities are recognized in interest income on an accrual basis. Premiums and discounts on debt securities are amortized as an adjustment to yield over the estimated life of the security. Securities AFS are carried at fair value with unrealized gains and losses, net of any tax effect, included in AOCI as a component of shareholders’ equity. Realized gains and losses, including OTTI, are determined using the specific identification method and are recognized as a component of noninterest income in the Consolidated Statements of Income/(Loss).

On a quarterly basis, securities AFS are reviewed for possible OTTI. In determining whether OTTI exists for securities in an unrealized loss position, the Company assesses whether it has the intent to sell the security or, for debt securities, the Company assesses the likelihood of selling the security prior to the recovery of its amortized cost basis. If the Company intends to sell the debt security or it is more-likely-than-not that the Company will be required to sell the debt security prior to the recovery of its amortized cost basis, the debt security is written down to fair value, and the full amount of any impairment charge is recognized as a component of noninterest income in the Consolidated Statements of Income/(Loss). If the Company does not intend to sell the debt security and it is more-likely-than-not that the Company will not be required to sell the debt security prior to recovery of its amortized cost basis, only the credit component of any impairment of a debt security is recognized as a component of noninterest income in the Consolidated Statements of Income/(Loss), with the remaining impairment recorded in OCI.

The OTTI review for equity securities includes an analysis of the facts and circumstances of each individual investment and focuses on the severity of loss, the length of time the fair value has been below cost, the expectation for that security's performance, the financial condition and near-term prospects of the issuer, and management's intent and ability to hold the security to recovery. A decline in value of an equity security that is considered to be other-than-temporary is recognized as a component of noninterest income in the Consolidated Statements of Income/(Loss).
On a quarterly basis, the Company reviews nonmarketable equity securities, which include venture capital equity and certain mezzanine securities that are not publicly traded as well as equity investments acquired for various purposes. These securities are accounted for under the cost or equity method and are included in other assets. The Company reviews nonmarketable securities accounted for under the cost method on a quarterly basis and reduces the asset value when declines in value are considered to be other-than-temporary. Equity method investments are recorded at cost, adjusted to reflect the Company’s portion of income, loss or dividends of the investee. Realized income, realized losses and estimated other-than-temporary unrealized losses on cost and equity method investments are recognized in noninterest income in the Consolidated Statements of Income/(Loss).
For additional information on the Company’s securities activities, see Note 5, “Securities Available for Sale.”
Securities Sold Under Repurchase Agreements
Securities sold under agreements to repurchase are accounted for as collateralized financing transactions and are recorded at the amounts at which the securities were sold, plus accrued interest. The fair value of collateral pledged is continually monitored and additional collateral is pledged or requested to be returned to the Company as deemed appropriate. For additional information on the collateral pledged to secure repurchase agreements, see Note 4, "Trading Assets and Liabilities," and Note 5, "Securities Available for Sale."
Loans Held for Sale
The Company’s LHFS generally includes certain residential mortgage loans, commercial loans, and student loans. Loans are initially classified as LHFS when they are identified as being available for immediate sale and a formal plan exists to sell them. LHFS are recorded at either fair value, if elected, or the lower of cost or fair value on an individual loan basis. Origination fees and costs for LHFS recorded at LOCOM are capitalized in the basis of the loan and are included in the calculation of realized gains and losses upon sale. Origination fees and costs are recognized in earnings at the time of origination for LHFS that are recorded at fair value. Fair value is derived from observable current market prices, when available, and includes loan servicing value. When observable market prices are not available, the Company uses judgment and estimates fair value using internal models, in which the Company uses its best estimates of assumptions it believes would be used by market participants in estimating fair value. Adjustments to reflect unrealized gains and losses resulting from changes in fair value and realized gains and losses upon ultimate sale of the loans are classified as noninterest income in the Consolidated Statements of Income/(Loss).
The Company may transfer certain residential mortgage loans, commercial loans, and student loans to a held-for-sale classification at LOCOM. At the time of transfer, any credit losses are recorded as a reduction in the ALLL. Subsequent credit losses, as well as incremental interest rate or liquidity related valuation adjustments are recorded as a component of noninterest income in the Consolidated Statements of Income/(Loss). The Company may also transfer loans from held for sale to held for investment. At the time of transfer, any difference between the carrying amount of the loan and its outstanding principal balance is recognized as an adjustment to yield using the interest method, unless the loan was elected upon origination to be accounted for at fair value. If a held for sale loan is transferred to held for investment for which fair value accounting was elected, it will continue to be accounted for at fair value in the held for investment portfolio. For additional information on the Company’s LHFS activities, see Note 6, “Loans.”
Loans
Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are considered LHFI. The Company’s loan balance is comprised of loans held in portfolio, including commercial loans, consumer loans, and residential loans. Interest income on all types of loans, except those classified as nonaccrual, is accrued based upon the outstanding principal amounts using the effective yield method.
Commercial loans (commercial & industrial, commercial real estate, and commercial construction) are considered to be past due when payment is not received from the borrower by the contractually specified due date. The Company typically classifies commercial loans as nonaccrual when one of the following events occurs: (i) interest or principal has been past due 90 days or more, unless the loan is both well secured and in the process of collection; (ii) collection of recorded interest or principal is not anticipated; or (iii) income for the loan is recognized on a cash basis due to the deterioration in the financial condition of the debtor. When a loan is placed on nonaccrual, unpaid interest is reversed against interest income. Interest income on nonaccrual loans, if recognized, is recognized after the principal has been reduced to zero. If and when commercial borrowers demonstrate the ability to repay a loan in accordance with the contractual terms of a loan classified as nonaccrual, the loan may be returned to accrual status upon meeting all regulatory, accounting, and internal policy requirements.
Consumer loans (guaranteed and private student loans, other direct, indirect, and credit card) are considered to be past due when payment is not received from the borrower by the contractually specified due date. Guaranteed student loans continue to accrue interest regardless of delinquency status because collection of principal and interest is reasonably assured. Other direct and indirect loans are typically placed on nonaccrual when payments have been past due for 90 days or more except when the borrower has declared bankruptcy, in which case, they are moved to nonaccrual status once they become 60 days past due. Credit card loans are never placed on nonaccrual status but rather are charged off once they are 180 days past due. When a loan is placed on nonaccrual, unpaid interest is reversed against interest income. Interest income on nonaccrual loans, if recognized, is recognized on a cash basis. Nonaccrual consumer loans are typically returned to accrual status once they are no longer past due.
Residential loans (guaranteed and nonguaranteed residential mortgages, home equity products, and residential construction) are considered to be past due when a monthly payment is due and unpaid for one month. Guaranteed residential mortgages continue to accrue interest regardless of delinquency status because collection of principal and interest is reasonably assured. Nonguaranteed residential mortgages and residential construction loans are generally placed on nonaccrual when three payments are past due. Home equity products are generally placed on nonaccrual when payments are 90 days past due. The exception for nonguaranteed residential mortgages, residential construction loans, and home equity products is when the borrower has declared bankruptcy, in which case, they are moved to nonaccrual status once they become 60 days past due. When a loan is placed on nonaccrual, unpaid interest is reversed against interest income. Interest income on nonaccrual loans, if recognized, is recognized on a cash basis. Nonaccrual residential loans are typically returned to accrual status once they no longer meet the delinquency threshold that resulted in them initially being moved to nonaccrual status.
TDRs are loans in which the borrower is experiencing financial difficulty at the time of restructure, and the Company has granted an economic concession to the borrower. To date, the Company’s TDRs have been predominantly first and second lien residential mortgages and home equity lines of credit. Prior to modifying a borrower’s loan terms, the Company performs an evaluation of the borrower’s financial condition and ability to service under the potential modified loan terms. The types of concessions generally granted are extensions of the loan maturity date and/or reductions in the original contractual interest rate. If a loan is accruing at the time of modification, the loan remains on accrual status and is subject to the Company’s charge-off and nonaccrual policies. See the “Allowance for Credit Losses” section within this Note for further information regarding these policies. If a loan is on nonaccrual before it is determined to be a TDR then the loan remains on nonaccrual. TDRs may be returned to accrual status if there has been at least a six month sustained period of repayment performance by the borrower. Generally, once a residential loan becomes a TDR, the Company expects that the loan will likely continue to be reported as a TDR for its remaining life even after returning to accruing status as the modified rates and terms at the time of modification were typically more favorable than those generally available in the market. Interest income recognition on impaired loans is dependent upon nonaccrual status, TDR designation, and loan type as discussed above.
For loans accounted for at amortized cost, fees and incremental direct costs associated with the loan origination and pricing process, as well as premiums and discounts, are deferred and amortized as level yield adjustments over the respective loan terms. Premiums for purchased credit cards are amortized on a straight-line basis over one year. Fees received for providing loan commitments that result in funded loans are recognized over the term of the loan as an adjustment of the yield. If a loan is never funded, the commitment fee is recognized into noninterest income at the expiration of the commitment period. Origination fees and costs are recognized in noninterest income and expense at the time of origination for newly-originated loans that are accounted for at fair value. For additional information on the Company's loans activities, see Note 6, “Loans.”
Allowance for Credit Losses
The Allowance for Credit Losses is composed of the ALLL and the reserve for unfunded commitments. The Company’s ALLL is the amount considered adequate to absorb probable losses within the portfolio based on management’s evaluation of the size and current risk characteristics of the loan portfolio. In addition to the review of credit quality through ongoing credit review processes, the Company employs a variety of modeling and estimation techniques to measure credit risk and construct an appropriate and adequate ALLL. Numerous asset quality measures, both quantitative and qualitative, are considered in estimating the ALLL. Such evaluation considers numerous factors for each of the loan portfolio segments, including, but not limited to net charge-off trends, internal risk ratings, changes in internal risk ratings, loss forecasts, collateral values, geographic location, delinquency rates, nonperforming and restructured loan status, origination channel, product mix, underwriting practices, industry conditions, and economic trends. Additionally, refreshed FICO scores are considered for consumer and residential loans and single name borrower concentration is considered for commercial loans. These credit quality factors are incorporated into various loss estimation models and analytical tools utilized in the ALLL process and/or are qualitatively considered in evaluating the overall reasonableness of the ALLL.
Large commercial (all loan classes) nonaccrual loans and certain consumer (other direct and credit card), residential (nonguaranteed residential mortgages, home equity products, and residential construction), and commercial (all classes) loans whose terms have been modified in a TDR are individually identified for evaluation of impairment. A loan is considered impaired when it is probable that the Company will be unable to collect all amounts due, including principal and interest, according to the contractual terms of the agreement. If necessary, a specific allowance is established for individually evaluated impaired loans. The specific allowance established for these loans is based on a thorough analysis of the most probable source of repayment, including the present value of the loan’s expected future cash flows, the loan’s estimated market value, or the estimated fair value of the underlying collateral depending on the most likely source of repayment. Any change in the present value attributable to the passage of time is recognized through the provision for credit losses.
General allowances are established for loans and leases grouped into pools based on similar characteristics. In this process, general allowance factors are based on an analysis of historical charge-off experience, portfolio trends, regional and national economic conditions, and expected LGD derived from the Company’s internal risk rating process. Other adjustments may be made to the ALLL after an assessment of internal and external influences on credit quality that are not fully reflected in the historical loss or other risk rating data. These influences may include elements such as changes in credit underwriting, concentration risk, macroeconomic conditions, and/or recent observable asset quality trends.
The Company’s charge-off policy meets regulatory minimums. Losses on unsecured consumer loans are recognized at 90 days past due compared to the regulatory loss criteria of 120 days past due. Losses, as appropriate, on secured consumer loans, including residential real estate, are typically recognized between 120 and 180 days past due, depending on the collateral type, in compliance with the FFIEC guidelines. Loans that have been partially charged-off remain on nonperforming status, regardless of collateral value, until specific borrower performance criteria are met.
The Company uses numerous sources of information in order to make an appropriate evaluation of a property’s value. Estimated collateral valuations are based on appraisals, broker price opinions, recent sales of foreclosed properties, automated valuation models, other property-specific information, and relevant market information, supplemented by the Company’s internal property valuation professionals. The value estimate is based on an orderly disposition and marketing period of the property. In limited instances, the Company adjusts externally provided appraisals for justifiable and well-supported reasons, such as an appraiser not being aware of certain property-specific factors or recent sales information. Appraisals generally represent the “as is” value of the property but may be adjusted based on the intended disposition strategy of the property.
For commercial real estate loans secured by property, an acceptable third-party appraisal or other form of evaluation, as permitted by regulation, is obtained prior to the origination of the loan and upon a subsequent transaction involving a material change in terms. In addition, updated valuations may be obtained during the life of a transaction, as appropriate, such as when a loan's performance materially deteriorates. In situations where an updated appraisal has not been received or a formal evaluation performed, the Company monitors factors that can positively or negatively impact property value, such as the date of the last valuation, the volatility of property values in specific markets, changes in the value of similar properties, and changes in the characteristics of individual properties. Changes in collateral value affect the ALLL through the risk rating or impaired loan evaluation process. Charge-offs are recognized when the amount of the loss is quantifiable and timing is known. The charge-off is measured based on the difference between the loan’s carrying value, including deferred fees, and the estimated net realizable value of the loan, net of estimated selling costs. When assessing property value for the purpose of determining a charge-off, a third-party appraisal or an independently derived internal evaluation is generally employed.
For mortgage loans secured by residential property where the Company is proceeding with a foreclosure action, a new valuation is obtained prior to the loan becoming 180 days past due and, if required, the loan is written down to net realizable value, net of estimated selling costs. In the event the Company decides not to proceed with a foreclosure action, the full balance of the loan is charged-off. If a loan remains in the foreclosure process for 12 months past the original charge-off, typically at 180 days past due, the Company obtains a new valuation annually. Any additional loss based on the new valuation is either charged-off or provided for through the ALLL. At foreclosure, a new valuation is obtained and the loan is transferred to OREO at the new valuation less estimated selling costs; any loan balance in excess of the transfer value is charged-off. Estimated declines in value of the residential collateral between these formal evaluation events are captured in the ALLL based on changes in the house price index in the applicable MSA or other market information.
In addition to the ALLL, the Company also estimates probable losses related to unfunded lending commitments, such as letters of credit and binding unfunded loan commitments. Unfunded lending commitments are analyzed and segregated by risk similar to funded loans based on the Company’s internal risk rating scale. These risk classifications, in combination with an analysis of historical loss experience, probability of commitment usage, existing economic conditions, and any other pertinent information, result in the estimation of the reserve for unfunded lending commitments. The reserve for unfunded lending commitments is reported on the Consolidated Balance Sheets in other liabilities and through the third quarter of 2009, the provision associated with changes in the unfunded lending commitment reserve was reported in the Consolidated Statements of Income/(Loss) in noninterest expense. Beginning in the fourth quarter of 2009, the Company began recording changes in the unfunded lending commitment reserve in the provision for credit losses. For additional information on the Company's Allowance for Credit Loss activities, see Note 7, “Allowance for Credit Losses.”
Premises and Equipment
Premises and equipment are carried at cost less accumulated depreciation and amortization. Depreciation is calculated predominantly using the straight-line method over the assets’ estimated useful lives. Leasehold improvements are amortized using the straight-line method over the shorter of the improvements’ estimated useful lives or the lease term, depending on whether the lease meets the transfer of ownership or bargain-purchase option criterion. Certain leases are capitalized as assets for financial reporting purposes and are amortized using the straight-line method of amortization over the assets’ estimated useful lives or the lease terms, depending on the criteria that gave rise to the capitalization of the assets. Construction and software in process includes in process branch expansion, branch renovation, and software development projects. Upon completion, branch related projects are maintained in premises and equipment while completed software projects are reclassified to other assets. Maintenance and repairs are charged to expense, and improvements that extend the useful life of an asset are capitalized and depreciated over the remaining useful life. Premises and equipment are evaluated for impairment whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable. For additional information on the Company’s premises and equipment activities, see Note 8, “Premises and Equipment.”
Goodwill and Other Intangible Assets
Goodwill represents the excess purchase price over the fair value of identifiable net assets of acquired companies. Goodwill is assigned to reporting units, which are operating segments or one level below an operating segment, as of the acquisition date. Goodwill is assigned to the Company’s reporting units that are expected to benefit from the synergies of the business combination.
Goodwill is not amortized and instead is tested for impairment, at least annually, at the reporting unit level. The goodwill impairment test is performed in two steps. The first step is used to identify potential impairment and the second step, if required, measures the amount of impairment by comparing the carrying amount of goodwill to its implied fair value. If the implied fair value of the goodwill exceeds the carrying amount, there is no impairment. If the goodwill assigned to a reporting unit exceeds the implied fair value of the goodwill, an impairment charge is recorded for the excess.
Identified intangible assets that have a designated finite life are amortized over their useful lives and are evaluated for impairment whenever events or changes in circumstances indicate the carrying amount of the assets may not be recoverable. For additional information on the Company’s activities related to goodwill and other intangibles, see Note 9, “Goodwill and Other Intangible Assets.”
MSRs
The Company recognizes as assets the rights to service mortgage loans based on the estimated fair value of the MSRs when loans are sold and the associated servicing rights are retained. Effective January 1, 2009, MSRs related to loans originated and sold after January 1, 2008 were accounted for at fair value. Effective January 1, 2010, the Company elected to record MSRs related to loans originated and sold before January 1, 2008, at fair value. These MSRs were previously carried at LOCOM. The Company now records all MSRs at fair value. Fair value is determined by projecting net servicing cash flows, which are then discounted to estimate the fair value. The Company actively hedges its MSRs.The fair values of MSRs are impacted by a variety of factors, including prepayment assumptions, discount rates, delinquency rates, contractually specified servicing fees, servicing costs and underlying portfolio characteristics. The underlying assumptions and estimated values are corroborated by values received from independent third parties. The carrying value of MSRs is reported on the Consolidated Balance Sheets in other intangible assets. Servicing fees are recognized as they are received and changes in fair value are also reported in mortgage servicing related income in the Consolidated Statements of Income/(Loss). For additional information on the Company’s servicing fees, see Note 9, “Goodwill and Other Intangible Assets.”
Other Real Estate Owned
Assets acquired through, or in lieu of loan foreclosure are held for sale and are initially recorded at the lower of the loan’s cost basis or the asset’s fair value at the date of foreclosure, less estimated selling costs. To the extent fair value, less cost to sell, is less than the loan’s cost basis, the difference is charged to the ALLL at the date of transfer into OREO. The Company estimates market values primarily based on appraisals and other market information. Subsequent changes in value of the assets are reported as adjustments to the asset’s carrying amount. Subsequent to foreclosure, changes in value along with gains or losses from the disposition on these assets are reported in noninterest expense in the Consolidated Statements of Income/(Loss). For additional information on the Company's activities related to OREO, see Note 19, “Fair Value Election and Measurement.”
Loan Sales and Securitizations
The Company sells and at times may securitize loans and other financial assets. When the Company securitizes assets, it may hold a portion of the securities issued, including senior interests, subordinated and other residual interests, interest-only strips, and principal-only strips, all of which are considered retained interests in the transferred assets. Previously when the Company retained securitized interests, the cost basis of the securitized financial assets were allocated between the sold and retained portions based on their relative fair values. The gain or loss on sale was then calculated based on the difference between proceeds received, which includes cash proceeds and the fair value of MSRs, if any, and the cost basis allocated to the sold interests. The retained interests were subsequently carried at fair value. Since January 1, 2010, retained securitized interests are recognized and initially measured at fair value. The interests in securitized assets held by the Company are typically classified as either securities AFS or trading assets and carried at fair value, which is based on independent, third-party market prices, market prices for similar assets, or discounted cash flow analyses. If market prices are not available, fair value is calculated using management’s best estimates of key assumptions, including credit losses, loan repayment speeds and discount rates commensurate with the risks involved. For additional information on the Company’s securitization activities, see Note 11, “Certain Transfers of Financial Assets and Variable Interest Entities.”

Income Taxes
The provision/(benefit) for income taxes is based on income and expense reported for financial statement purposes after adjustment for permanent differences such as interest income from lending to tax-exempt entities and tax credits from community reinvestment activities. Deferred income tax assets and liabilities result from differences between the timing of the recognition of assets and liabilities for financial reporting purposes and for income tax return purposes. These assets and liabilities are measured using the enacted tax rates and laws that are currently in effect. Subsequent changes in the tax laws require adjustment to these assets and liabilities with the cumulative effect included in the provision/(benefit) for income taxes for the period in which the change is enacted. A valuation allowance is recognized for a DTA if, based on the weight of available evidence, it is more likely than not that some portion or all of the DTA will not be realized. In computing the income tax provision/(benefit), the Company evaluates the technical merits of its income tax positions based on current legislative, judicial and regulatory guidance. Interest and penalties related to the Company’s tax positions are recognized as a component of income tax provision/(benefit). For additional information on the Company’s activities related to income taxes, see Note 15, “Income Taxes.”
Earnings Per Share
Basic EPS is computed by dividing net income/(loss) available to common shareholders by the weighted average number of common shares outstanding during each period. Diluted EPS is computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding during each period, plus common share equivalents calculated for stock options and restricted stock outstanding using the treasury stock method. In periods of a net loss, diluted EPS is calculated in the same manner as basic EPS.
The Company has issued certain restricted stock awards, which are unvested share-based payment awards that contain nonforfeitable rights to dividends or dividend equivalents. These restricted shares are considered participating securities. Accordingly, the Company calculated net income available to common shareholders pursuant to the two-class method, whereby net income is allocated between common shareholders and participating securities. In periods of a net loss, no allocation is made to participating securities as they are not contractually required to fund net losses.
Net income available to common shareholders represents net income/(loss) after preferred stock dividends, accretion of the discount on preferred stock issuances, gains or losses from any repurchases of preferred stock, and dividends and allocation of undistributed earnings to the participating securities. For additional information on the Company’s EPS, see Note 13, “Net Income/(Loss) Per Share.”
Guarantees
The Company recognizes a liability at the inception of a guarantee, at an amount equal to the estimated fair value of the obligation. A guarantee is defined as a contract that contingently requires a company to make payment to a guaranteed party based upon changes in an underlying asset, liability or equity security of the guaranteed party, or upon failure of a third-party to perform under a specified agreement. The Company considers the following arrangements to be guarantees: certain asset purchase/sale agreements, standby letters of credit and financial guarantees, certain indemnification agreements included within third-party contractual arrangements and certain derivative contracts. For additional information on the Company’s guarantor obligations, see Note 18, “Reinsurance Arrangements and Guarantees.”
Derivative Financial Instruments and Hedging Activities
The Company records all contracts that satisfy the definition of a derivative at fair value in the Consolidated Balance Sheets. Accounting for changes in the fair value of a derivative is dependent upon its classification as either a freestanding derivative or a derivative that has been designated as a hedging instrument. The Company offsets cash collateral paid to and received from derivatives counterparties when the derivative contracts are subject to ISDA master netting arrangements and meet derivatives accounting guidance.
Changes in the fair value of freestanding derivatives are recorded in noninterest income. Freestanding derivatives include derivatives that the Company enters into in a dealer capacity to facilitate client transactions and as a risk management tool to economically hedge certain identified market risks, along with certain IRLCs on residential mortgage loans that are a normal part of the Company’s operations. The Company also evaluates contracts, such as brokered deposits and short-term debt, to determine whether any embedded derivatives are required to be bifurcated and separately accounted for as freestanding derivatives. For certain contracts containing embedded derivatives, the Company has elected not to bifurcate the embedded derivative and instead carry the entire contract at fair value.
Certain derivatives are also used as risk management tools and designated as accounting hedges of the Company’s exposure to changes in interest rates or other identified market risks. The Company prepares written hedge documentation for all derivatives which are designated as hedges of (1) changes in the fair value of a recognized asset or liability (fair value hedge) attributable to a specified risk or (2) a forecasted transaction, such as the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). The written hedge documentation includes identification of, among other items, the risk management objective, hedging instrument, hedged item and methodologies for assessing and measuring hedge effectiveness and ineffectiveness, along with support for management’s assertion that the hedge will be highly effective. Methodologies related to hedge effectiveness and ineffectiveness are consistent between similar types of hedge transactions and have included (i) statistical regression analysis of changes in the cash flows of the actual derivative and a perfectly effective hypothetical derivative, and (ii) statistical regression analysis of changes in the fair values of the actual derivative and the hedged item.
For designated hedging relationships, the Company performs retrospective and prospective effectiveness testing using quantitative methods and does not assume perfect effectiveness through the matching of critical terms. Assessments of hedge effectiveness and measurements of hedge ineffectiveness are performed at least quarterly for ongoing effectiveness. Changes in the fair value of a derivative that is highly effective and that has been designated and qualifies as a fair value hedge are recorded in current period earnings, along with the changes in the fair value of the hedged item that are attributable to the hedged risk. The effective portion of the changes in the fair value of a derivative that is highly effective and that has been designated and qualifies as a cash flow hedge are initially recorded in AOCI and reclassified to earnings in the same period that the hedged item impacts earnings; any ineffective portion is recorded in current period earnings.
Hedge accounting ceases on transactions that are no longer deemed effective, or for which the derivative has been terminated or de-designated. For discontinued fair value hedges where the hedged item remains outstanding, the hedged item would cease to be remeasured at fair value attributable to changes in the hedged risk and any existing basis adjustment would be recognized as an adjustment to earnings over the remaining life of the hedged item. For discontinued cash flow hedges, the unrealized gains and losses recorded in AOCI would be reclassified to earnings in the period when the previously designated hedged cash flows occur unless it was determined that transaction was probable to not occur, whereby any unrealized gains and losses in AOCI would be immediately reclassified to earnings. For additional information on the Company’s derivative activities, see Note 17, “Derivative Financial Instruments,” and Note 19, “Fair Value Election and Measurement.”
Stock-Based Compensation
The Company sponsors stock plans under which incentive and nonqualified stock options and restricted stock may be granted periodically to certain employees. The Company accounts for stock-based compensation under the fair value recognition provisions whereby the fair value of the award at grant date is expensed over the award’s vesting period. Additionally, the Company estimates the number of awards for which it is probable that service will be rendered and adjusts compensation cost accordingly. Estimated forfeitures are subsequently adjusted to reflect actual forfeitures. For additional information on the Company’s stock-based employee compensation plans, see Note 16, “Employee Benefit Plans.”
Employee Benefits
Employee benefits expense includes the net periodic benefit costs associated with the pension, supplemental retirement, and other postretirement benefit plans, as well as contributions under the defined contribution plan, the amortization of restricted stock, stock option awards, and costs of other employee benefits. For additional information on the Company's employee benefit plans, see Note 16, “Employee Benefit Plans.”
Foreign Currency Transactions
Foreign denominated assets and liabilities resulting from foreign currency transactions are valued using period end foreign exchange rates and the associated interest income or expense is determined using approximate weighted average exchange rates for the period. The Company may elect to enter into foreign currency derivatives to mitigate its exposure to changes in foreign exchange rates. The derivative contracts are accounted for at fair value. Gains and losses resulting from such valuations are included in noninterest income in the Consolidated Statements of Income/(Loss).
Fair Value
Certain assets and liabilities are measured at fair value on a recurring basis. Examples of these include derivative instruments, AFS and trading securities, certain LHFI and LHFS, certain issuances of long-term debt, brokered deposits, and MSR assets. Fair value is used on a non-recurring basis as a measurement basis either when assets are evaluated for impairment, the basis of accounting is LOCOM or for disclosure purposes. Examples of these non-recurring uses of fair value include certain LHFS and LHFI, OREO, goodwill, intangible assets, nonmarketable equity securities, certain partnership investments and long-lived assets. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Depending on the nature of the asset or liability, the Company uses various valuation techniques and assumptions when estimating fair value.
The Company applied the following fair value hierarchy:
Level 1 – Assets or liabilities for which the identical item is traded on an active exchange, such as publicly-traded instruments or futures contracts.
Level 2 – Assets and liabilities valued based on observable market data for similar instruments.
Level 3 – Assets or liabilities for which significant valuation assumptions are not readily observable in the market; instruments valued based on the best available data, some of which is internally developed, and considers risk premiums that a market participant would require.
To determine the fair value measurement for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. If available, the Company looks to active and observable markets to price identical assets or liabilities. If identical assets and liabilities are not traded in active markets, the Company looks to market observable data for similar assets and liabilities. Nevertheless, the Company uses alternative valuation techniques to derive a fair value measurement for those assets and liabilities that are either not actively traded in observable markets or for which market observable inputs are not available. For additional information on the Company’s valuation of its assets and liabilities held at fair value, see Note 19, “Fair Value Election and Measurement.”
Accounting Policies Recently Adopted and Pending Accounting Pronouncements
In April 2011, the FASB issued ASU 2011-02, “Receivables (Topic 310): A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring.” The ASU provides additional guidance to assist creditors in determining whether a modification of a receivable meets the criteria to be considered a TDR, both for purposes of recognizing loan losses and additional disclosures regarding TDRs. A modification of a credit arrangement constitutes a TDR if the debtor is experiencing financial difficulties and the Company grants a concession to the debtor that it would not otherwise consider. The clarifications for classification apply to all restructurings occurring on or after January 1, 2011. The measurement of impairment for those newly identified TDRs was applied prospectively beginning on July 1, 2011. The related disclosures, which were previously deferred by ASU 2011-01, were required for the interim reporting period ending September 30, 2011 and subsequent reporting periods. The required disclosures and impact as a result of adoption are included in Note 6, “Loans.” The adoption of the ASU did not have a significant impact on the Company’s financial position, results of operations, or EPS.
In April 2011, the FASB issued ASU 2011-03, “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements.” A repurchase agreement is a transaction in which a company sells financial instruments to a buyer, typically in exchange for cash, and simultaneously enters into an agreement to repurchase the same or substantially the same financial instruments from the buyer at a stated price plus accrued interest at a future date. The determination of whether the transaction is accounted for as a sale or a collateralized financing is determined by assessing whether the seller retains effective control of the financial instrument. The ASU changes the assessment of effective control by removing the criterion that requires the seller to have the ability to repurchase or redeem financial assets with substantially the same terms, even in the event of default by the buyer and the collateral maintenance implementation guidance related to that criterion. The Company will apply the new guidance to repurchase agreements entered into or amended after January 1, 2012. The adoption of the ASU did not have a significant impact on the Company’s financial position, results of operations, or EPS.
In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” The primary purpose of the ASU is to conform the language in the fair value measurements guidance in U.S. GAAP and IFRS. The ASU also clarifies how to apply existing fair value measurement and disclosure requirements. Further, the ASU requires additional disclosures about transfers between level 1 and 2 of the fair value hierarchy, quantitative information for level 3 inputs, and the level of the fair value measurement hierarchy for items that are not measured at fair value in the statement of financial position but for which the fair value is required to be disclosed. The ASU is effective for the interim reporting period ending March 31, 2012. The Company has adopted the standard as of January 1, 2012. The adoption did not have a significant impact on the Company’s financial position, results of operations, or EPS.
In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income.” The ASU requires presentation of the components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements. The update does not change the items presented in OCI and does not affect the calculation or reporting of EPS. In December 2011, the FASB issued ASU 2011-12, "Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassification of Items out of Accumulated Other Comprehensive Income in Accounting Standards update No. 2011-05," which deferred the effective date for the amendments to the reclassification of items out of AOCI. The guidance, with the exception of reclassification adjustments, is effective on January 1, 2012 and must be applied retrospectively for all periods presented. The Company has adopted the standard as of January 1, 2012. The adoption did not have an impact on the Company’s financial position, results of operations, or EPS.
In September 2011, the FASB issued ASU 2011-08, “Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment.” The ASU amends interim and annual goodwill impairment testing requirements. Under the ASU, an entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The more likely than not threshold is defined as having a likelihood of more than 50 percent. The guidance is effective for annual and interim goodwill impairment tests beginning January 1, 2012. The Company has adopted the standard as of January 1, 2012 and will apply the new guidance to future goodwill impairment testing, but the Company does not expect the standard to have a substantive impact on its goodwill impairment evaluation.
In December 2011, the FASB issued ASU 2011-11, "Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities." The ASU requires additional disclosures about financial instruments and derivative instruments that are offset or subject to an enforceable master netting arrangement or similar agreement. The ASU is effective for the interim reporting period ending March 31, 2013 with retrospective disclosure for all comparative periods presented. The Company is evaluating the impact of the ASU; however, it is not expected to materially impact the Company's financial position, results of operations, or EPS.

Acquisitions/Dispositions	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Acquisitions/Dispositions
NOTE 2 - ACQUISITIONS/DISPOSITIONS
During the three year period ended December 31, 2011, the Company consummated the following acquisitions and dispositions:

(Dollars in millions)	Date	Cash or other consideration (paid)/ received	Goodwill	Other Intangibles	Gain	Comments
2011
Acquisition of certain additional assets of CSI Capital Management	5/9/2011	($19)	$20	$7	$—	Goodwill and intangibles recorded are tax-deductible.
2010
Disposition of certain money market fund management business	various	7	—	11	18
2009
Acquisition of assets of Martin Kelly Capital Management	12/22/2009	(2)	1	1	—	Goodwill and intangibles recorded are tax-deductible.
Acquisition of certain assets of CSI Capital Management	11/30/2009	(3)	1	2	—	Goodwill and intangibles recorded are tax-deductible.
Acquisition of assets of Epic Advisors, Inc.	4/1/2009	(2)	5	1	—	Goodwill and intangibles recorded are tax-deductible.

In January 2012, the Company announced the signing of a definitive agreement to acquire substantially all of the assets of an online lender, FirstAgain, LLC. Pending customary regulatory approvals, the Company expects the acquisition to be completed in the second quarter of 2012 and does not expect the impact on the Company’s financial position, results of operations, or EPS to be material.

Securities Purchased Under Agreements to Resell	12 Months Ended
Dec. 31, 2011
Carrying Value of Federal Funds Sold, Securities Purchased under Agreements to Resell, and Deposits Paid for Securities Borrowed [Abstract]
Funds Sold and Securities Purchased Under Agreements to Resell
NOTE 3 - SECURITIES PURCHASED UNDER AGREEMENTS TO RESELL
Securities purchased under agreements to resell were $792 million and $1.1 billion at December 31, 2011 and 2010, respectively. These agreements are collateralized by U.S. government or agency securities, and are carried at the amounts at which securities will be subsequently resold. The Company takes possession of all securities under agreements to resell and performs the appropriate margin evaluation on the acquisition date based on market volatility, as necessary. It is the Company's policy to obtain possession of collateral with a fair value between 95% to 110% of the principal amount loaned under resale agreements. The total market value of the collateral held was $806 million and $1.1 billion at December 31, 2011 and 2010, of which $247 million and $165 million was repledged, respectively.

Trading Assets and Liabilities	12 Months Ended
Dec. 31, 2011
Trading Securities [Abstract]
Trading Assets and Liabilities [Text Block]
NOTE 4 - TRADING ASSETS AND LIABILITIES
The fair values of the components of trading assets and liabilities at December 31 were as follows:

(Dollars in millions)	2011	2010
Trading Assets
U.S. Treasury securities	$144	$187
Federal agency securities	478	361
U.S. states and political subdivisions	54	123
MBS - agency	412	301
MBS - private	1	15
CDO securities	45	55
ABS	37	59
Corporate and other debt securities	344	743
CP	229	14
Equity securities	91	221
Derivative contracts [1]	2,414	2,743
Trading loans [2]	2,030	1,353
Total trading assets	$6,279	$6,175
Trading Liabilities
U.S. Treasury securities	$569	$439
Corporate and other debt securities	77	398
Equity securities	37	—
Derivative contracts [1]	1,123	1,841
Total trading liabilities	$1,806	$2,678

[1]The current year amount is offset with cash collateral received from or deposited with derivative counterparties when the derivative contracts are subject to ISDA master netting arrangements, due to resolution during the year of certain operational limitations. This presentation is in accordance with applicable accounting standards and applied prospectively.
[2]Includes loans related to TRS.
See Note 20, “Contingencies,” to the Consolidated Financial Statements for information concerning ARS added to trading assets in 2008 as well as the current position in those assets at December 31, 2011.
Trading instruments are used as part of the Company’s overall balance sheet management strategies and through its broker/dealer subsidiary, to support client requirements. The Company manages the potential market volatility associated with the trading instruments, utilized for balance sheet management, with appropriate duration and/or hedging strategies. The size, volume and nature of the trading instruments can vary based on economic and Company specific asset or liability conditions. Product offerings to clients include debt securities, loans traded in the secondary market, equity securities, derivative and foreign exchange contracts, and similar financial instruments. Other trading activities include acting as a market maker in certain debt and equity securities and related derivatives. The Company has policies and procedures to manage market risk associated with these client trading activities and assumes a limited degree of market risk by managing the size and nature of its exposure. The Company has pledged $770 million and $823 million of certain trading assets and cash equivalents to secure $747 million and $793 million of repurchase agreements as of December 31, 2011 and 2010, respectively.

Securities Available for Sale	12 Months Ended
Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Securities Available for Sale
NOTE 5 – SECURITIES AVAILABLE FOR SALE
Securities Portfolio Composition

	December 31, 2011
(Dollars in millions)	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
U.S. Treasury securities	$671	$23	$—	$694
Federal agency securities	1,843	89	—	1,932
U.S. states and political subdivisions	437	21	4	454
MBS - agency	20,480	743	—	21,223
MBS - private	252	—	31	221
CDO/CLO securities	50	—	—	50
ABS	460	11	7	464
Corporate and other debt securities	49	2	—	51
Coke common stock	—	2,099	—	2,099
Other equity securities[1]	928	1	—	929
Total securities AFS	$25,170	$2,989	$42	$28,117

	December 31, 2010
(Dollars in millions)	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
U.S. Treasury securities	$5,446	$115	$45	$5,516
Federal agency securities	1,883	19	7	1,895
U.S. states and political subdivisions	565	17	3	579
MBS - agency	14,014	372	28	14,358
MBS - private	378	3	34	347
CDO/CLO securities	50	—	—	50
ABS	798	15	5	808
Corporate and other debt securities	464	19	1	482
Coke common stock	—	1,973	—	1,973
Other equity securities[1]	886	1	—	887
Total securities AFS	$24,484	$2,534	$123	$26,895
1At December 31, 2011, other equity securities included the following securities at cost: $342 million in FHLB of Atlanta stock, $398 million in Federal Reserve Bank stock, and $187 million in mutual fund investments. At December 31, 2010, other equity securities included the following securities at cost: $298 million in FHLB of Atlanta stock, $391 million in Federal Reserve Bank stock, and $197 million in mutual fund investments.

Securities AFS that were pledged to secure public deposits, repurchase agreements, trusts, and other funds had a fair value of $9.1 billion and $6.9 billion as of December 31, 2011 and 2010, respectively. Further, under The Agreements, the Company pledged its shares of Coke common stock, which is hedged with derivative instruments, as discussed in Note 17, “Derivative Financial Instruments.”
The amortized cost and fair value of investments in debt securities at December 31, 2011 by estimated average life are shown below. Actual cash flows may differ from estimated average lives and contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Distribution of Maturities
(Dollars in millions)	1 Year or Less	1-5 Years	5-10 Years	After 10 Years	Total
Amortized Cost:
U.S. Treasury securities	$9	$212	$450	$—	$671
Federal agency securities	88	1,620	80	55	1,843
U.S. states and political subdivisions	135	223	22	57	437
MBS - agency	802	15,833	1,415	2,430	20,480
MBS - private	—	196	56	—	252
CDO/CLO securities	—	50	—	—	50
ABS	260	200	—	—	460
Corporate and other debt securities	7	4	17	21	49
Total debt securities	$1,301	$18,338	$2,040	$2,563	$24,242
Fair Value:
U.S. Treasury securities	$9	$223	$462	$—	$694
Federal agency securities	89	1,697	89	57	1,932
U.S. states and political subdivisions	138	239	22	55	454
MBS - agency	840	16,434	1,478	2,471	21,223
MBS - private	—	167	54	—	221
CDO/CLO securities	—	50	—	—	50
ABS	266	198	—	—	464
Corporate and other debt securities	7	4	19	21	51
Total debt securities	$1,349	$19,012	$2,124	$2,604	$25,089

Securities in an Unrealized Loss Position
The Company held certain investment securities having unrealized loss positions. Market changes in interest rates and credit spreads will result in temporary unrealized losses as the market price of securities fluctuates. As of December 31, 2011, the Company did not intend to sell these securities nor was it more-likely-than-not that the Company would be required to sell these securities before their anticipated recovery or maturity. The Company has reviewed its portfolio for OTTI in accordance with the accounting policies outlined in Note 1, “Significant Accounting Policies.”

	December 31, 2011
	Less than twelve months		Twelve months or longer		Total
(Dollars in millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Temporarily impaired securities:
Federal agency securities	$10	$—	$—	$—	$10	$—
U.S. states and political subdivisions	1	—	28	4	29	4
MBS - agency	224	—	1	—	225	—
CDO/CLO securities	50	—	—	—	50	—
ABS	—	—	11	5	11	5
Total temporarily impaired securities	285	—	40	9	325	9
Other-than-temporarily impaired securities:[1]
MBS - private	15	1	206	30	221	31
ABS	1	—	3	2	4	2
Total other-than-temporarily impaired securities	16	1	209	32	225	33
Total impaired securities	$301	$1	$249	$41	$550	$42

	December 31, 2010
	Less than twelve months		Twelve months or longer		Total
(Dollars in millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Temporarily impaired securities:
U.S. Treasury securities	$2,010	$45	$—	$—	$2,010	$45
Federal agency securities	1,426	7	—	—	1,426	7
U.S. states and political subdivisions	45	1	35	2	80	3
MBS - agency	3,497	28	—	—	3,497	28
MBS - private	18	—	17	3	35	3
ABS	—	—	14	4	14	4
Corporate and other debt securities	—	—	3	1	3	1
Total temporarily impaired securities	6,996	81	69	10	7,065	91
Other-than-temporarily impaired securities:[1]
MBS - private	—	—	286	31	286	31
ABS	4	1	—	—	4	1
Total other-than-temporarily impaired securities	4	1	286	31	290	32
Total impaired securities	$7,000	$82	$355	$41	$7,355	$123
[1]Includes OTTI securities for which credit losses have been recorded in earnings in current or prior periods.
The Company adopted the updated accounting guidance for determining OTTI on securities on April 1, 2009, and in conjunction therewith, analyzed the securities for which it had previously recognized OTTI and recognized a cumulative effect adjustment, representing the non-credit component of OTTI of $8 million, net of tax. The Company had previously recorded the non-credit component as impairment through earnings; therefore, this amount was reclassified from retained earnings to AOCI.
Unrealized losses on securities that have been in a temporarily impaired position for longer than twelve months include municipal ARS and one ABS collateralized by 1999 vintage home equity loans. The municipal securities are backed by investment grade rated obligors; however, the fair value of these securities continues to be impacted by the lack of a functioning ARS market and the extension of time for expected refinance and repayment. No credit loss is expected on these securities. The ABS is also highly-rated, continues to receive timely principal and interest payments, and is evaluated quarterly for credit impairment. Cash flow analysis shows that the underlying collateral can withstand highly stressed loss assumptions without incurring a credit loss.

The portion of unrealized losses on securities that have been other-than-temporarily impaired that relates to factors other than credit are recorded in AOCI. Losses related to credit impairment on these securities is determined through estimated cash flow analyses and have been recorded in earnings in current or prior periods. The unrealized OTTI loss relating to private MBS as of December 31, 2011, includes purchased and retained interests from 2007 vintage securitizations. The unrealized OTTI loss relating to ABS is related to four securities within the portfolio that are 2003 and 2004 vintage home equity issuances. The expectation of cash flows for the previously impaired ABS securities has improved such that the amount of expected credit losses was reduced, and the expected increase in cash flows will be accreted into earnings as a yield adjustment over the remaining life of the securities.

Realized Gains and Losses and Other-than-Temporarily Impaired Securities

	Year Ended December 31
(Dollars in millions)	2011	2010	2009
Gross realized gains	$210	$210	$152
Gross realized losses	(87)	(17)	(34)
OTTI	(6)	(2)	(20)
Net securities gains	$117	$191	$98

The securities that gave rise to the $6 million credit impairment recognized during the year ended December 31, 2011 consisted of private MBS with a fair value of $167 million at December 31, 2011. The securities impacted by credit impairment during the year ended December 31, 2010, consisted of private MBS with a fair value of $1 million as of December 31, 2010, and $311 million as of December 31, 2009. Credit impairment that is determined through the use of cash flow models is estimated using cash flows on security specific collateral and the transaction structure. Future expected credit losses are determined by using various assumptions, the most significant of which include current default rates, prepayment rates, and loss severities. For the majority of the securities that the Company has reviewed for credit-related OTTI, credit information is available and modeled at the loan level underlying each security, and the Company also considers information such as loan to collateral values, FICO scores, and geographic considerations such as home price appreciation/depreciation. These inputs are updated on a regular basis to ensure the most current credit and other assumptions are utilized in the analysis. If, based on this analysis, the Company does not expect to recover the entire amortized cost basis of the security, the expected cash flows are then discounted at the security’s initial effective interest rate to arrive at a present value amount. OTTI credit losses reflect the difference between the present value of cash flows expected to be collected and the amortized cost basis of these securities. During the years ended December 31, 2011, 2010, and 2009, all OTTI recognized in earnings on private MBS have underlying collateral of residential mortgage loans securitized in 2007. The majority of the OTTI was taken on private MBS which were originated by the Company and, therefore, have geographic concentrations in the Company’s primary footprint. Additionally, the Company has not purchased new private MBS during the year ended December 31, 2011, and continues to reduce existing exposure primarily through paydowns.

	Year Ended December 31		Year Ended December 31
	2011	2010	2009
(Dollars in millions)	MBS - Private	MBS - Private	MBS - Private	Corporate Bonds
OTTI[1]	$7	$2	$112	$1
Portion of losses recognized in AOCI (before taxes)	1	—	93	—
Net impairment (gains)/losses recognized in earnings	$6	$2	$19	$1
[1] The initial OTTI amount represents the excess of the amortized cost over the fair value of AFS debt securities. For subsequent impairments of the same security, amount represents additional declines in the fair value subsequent to the previously recorded OTTI, if applicable, until such time the security is no longer in an unrealized loss position.
The Company held stock in the FHLB of Atlanta totaling $342 million and $298 million at December 31, 2011 and December 31, 2010, respectively. The Company accounts for the stock based on relevant accounting guidance, which requires the investment be carried at cost and be evaluated for impairment based on the ultimate recoverability of the par value. The Company evaluated its holdings in FHLB stock at December 31, 2011 and believes its holdings in the stock are ultimately recoverable at par. Additionally, the Company does not have operational or liquidity needs that would require a redemption of the stock in the foreseeable future and therefore determined that the stock was not other-than-temporarily impaired.

The following is a rollforward of credit losses recognized in earnings for the years ended December 31, 2011, 2010, and 2009 related to securities for which some portion of the OTTI loss remains in AOCI:

(Dollars in millions)
Balance, as of January 1, 2011	$20
Additions:
OTTI credit losses on previously impaired securities	6
Reductions:
Increases in expected cash flows recognized over the remaining life of the securities	(1)
Balance, as of December 31, 2011	$25

Balance, as of January 1, 2010	$22
Additions/Reductions:[1]
Increases in expected cash flows recognized over the remaining life of the securities	(2)
Balance, as of December 31, 2010	$20

Balance, as of April 1, 2009, effective date	$8
Additions:
OTTI credit losses on securities not previously impaired	18
Reductions:
Credit impaired securities sold, matured, or written off	(4)
Balance, as of December 31, 2009 [2]	$22
[1]During the year ended December 31, 2010, the Company recognized $2 million of OTTI through earnings on debt securities in which no portion of the OTTI loss was included in OCI at any time during the period. OTTI related to these securities are excluded from this amount.
[2]During the year ended December 31, 2009, the Company recognized $2 million of OTTI through earnings on debt securities in which no portion of the OTTI loss was included in OCI at any time during the period. OTTI related to these securities are excluded from this amount.

The following table presents a summary of the significant inputs used in determining the measurement of credit losses recognized in earnings for private MBS for the years ended December 31, 2011, 2010, and 2009:

	December 31, 2011	December 31, 2010	December 31, 2009
Current default rate	4 - 8%	2 - 7%	2 - 17%
Prepayment rate	12 - 22%	14 - 22%	6 - 21%
Loss severity	39 - 46%	37 - 46%	35 - 52%

As noted in the table, during 2010, there was generally an improvement or stabilization in all of the major assumptions used to evaluate the private MBS for credit impairment and there were no material changes in the assumptions used to evaluate the private MBS for credit impairment during 2011.

Loans	12 Months Ended
Dec. 31, 2011
Receivables [Abstract]
Loans
NOTE 6 - LOANS
Composition of Loan Portfolio
The composition of the Company's loan portfolio at December 31 is shown in the following table:

(Dollars in millions)	2011	2010
Commercial loans:
Commercial & industrial	$49,538	$44,753
Commercial real estate	5,094	6,167
Commercial construction	1,240	2,568
Total commercial loans	55,872	53,488
Residential loans:
Residential mortgages - guaranteed	6,672	4,520
Residential mortgages - nonguaranteed[1]	23,243	23,959
Home equity products	15,765	16,751
Residential construction	980	1,291
Total residential loans	46,660	46,521
Consumer loans:
Guaranteed student loans	7,199	4,260
Other direct	2,059	1,722
Indirect	10,165	9,499
Credit cards	540	485
Total consumer loans	19,963	15,966
LHFI	$122,495	$115,975
LHFS	$2,353	$3,501
[1]Includes $431 million and $488 million of loans carried at fair value at December 31, 2011 and 2010, respectively.

As of December 31, 2011 and 2010, the Company had pledged $51.4 billion and $50.2 billion of net eligible loan collateral to support $34.8 billion and $31.2 billion in available borrowing capacity at either the Federal Reserve discount window or the FHLB of Atlanta, respectively. Of the available borrowing capacity, $7.0 billion and $34 million of FHLB advances were outstanding and $1.8 billion and $6.1 billion of undrawn FHLB letters of credit were outstanding as of December 31, 2011 and 2010, respectively.
During the years ended December 31, 2011 and 2010, the Company transferred $63 million and $213 million, respectively, in LHFS to LHFI. During the years ended December 31, 2011 and 2010, the Company transferred $754 million and $346 million, respectively, in LHFI to LHFS. Additionally, during the years ended December 31, 2011 and 2010, the Company sold $725 million and $740 million in loans and leases that had been held for investment at December 31, 2011 and 2010 for gains of $22 million and $6 million, respectively.

Credit Quality Evaluation
The Company evaluates the credit quality of its loan portfolio by employing a dual internal risk rating system, which assigns both PD and LGD ratings to derive expected losses. Assignment of PD and LGD ratings are predicated upon numerous factors, including consumer credit risk scores, rating agency information, borrower/guarantor financial capacity, LTV ratios, collateral type, debt service coverage ratios, collection experience, other internal metrics/analysis and qualitative assessments.
For the commercial portfolio, the Company believes that the most appropriate credit quality indicator is the individual loan’s risk assessment expressed according to regulatory agency classification, Pass or Criticized. The Company's risk rating system is granular, with multiple risk ratings in both the Pass and Criticized categories. Pass ratings reflect relatively low expectations of default. The granularity in Pass ratings assists in the establishment of pricing, loan structures, approval requirements, reserves and ongoing credit management requirements.
Criticized assets have a higher PD. The Company conforms to the following regulatory classifications for Criticized assets: Other Assets Especially Mentioned (or Special Mention), Adversely Classified, Doubtful, and Loss. However, for the purposes of disclosure, management believes the most meaningful distinction within the Criticized categories is between Accruing Criticized (which includes Special Mention and a portion of Adversely Classified) and Non-Performing (which includes a portion of Adversely Classified, Doubtful, and Loss). This distinction identifies those higher risk loans for which there is a basis to believe that the Company will collect all amounts due from those where full collection is less certain.
Risk ratings are refreshed at least annually, or more frequently as appropriate, based upon considerations such as market conditions, loan characteristics and portfolio trends. In addition, management routinely reviews portfolio risk ratings, trends and concentrations to support risk identification and mitigation activities.
For consumer and residential loans, the Company believes that consumer credit risk, as assessed by the FICO scoring method, is a relevant credit quality indicator. FICO scores are obtained at origination as part of the Company’s formal underwriting process, and refreshed FICO scores are obtained by the Company at least quarterly. However, for government guaranteed student loans, the Company monitors the credit quality based primarily on delinquency status, as it is a more relevant indicator of credit quality due to the government guarantee. As of December 31, 2011 and 2010, 79% and 77%, respectively, of the guaranteed student loan portfolio was current with respect to payments; however, the loss exposure to the Company was mitigated by the government guarantee.

LHFI by credit quality indicator at December 31 are shown in the tables below:

	Commercial & industrial		Commercial real estate		Commercial construction
(Dollars in millions)	2011	2010	2011	2010	2011	2010
Credit rating:
Pass	$47,683	$42,140	$3,845	$4,316	$581	$836
Criticized accruing	1,507	2,029	961	1,509	369	771
Criticized nonaccruing	348	584	288	342	290	961
Total	$49,538	$44,753	$5,094	$6,167	$1,240	$2,568

	Residential mortgages - nonguaranteed [2]		Home equity products		Residential construction
(Dollars in millions)	2011	2010	2011	2010	2011	2010
Current FICO score range:
700 and above	$16,139	$15,920	$11,084	$11,673	$661	$828
620 - 699	4,132	4,457	2,903	2,897	202	258
Below 620[1]	2,972	3,582	1,778	2,181	117	205
Total	$23,243	$23,959	$15,765	$16,751	$980	$1,291

	Consumer - other direct [3]		Consumer - indirect		Consumer - credit cards
(Dollars in millions)	2011	2010	2011	2010	2011	2010
Current FICO score range:
700 and above	$1,251	$973	$7,397	$6,780	$347	$258
620 - 699	273	231	1,990	1,799	142	149
Below 620[1]	86	105	778	920	51	78
Total	$1,610	$1,309	$10,165	$9,499	$540	$485

[1]For substantially all loans with refreshed FICO scores below 620, the borrower’s FICO score at the time of origination exceeded 620 but has since deteriorated as the loan has seasoned.
[2]Excludes $6.7 billion and $4.5 billion at December 31, 2011 and 2010, respectively, of guaranteed residential loans. At both December 31, 2011 and 2010, the majority of these loans had FICO scores of 700 and above.
[3]Excludes $449 million and $413 million as of December 31, 2011 and 2010, respectively, of private-label student loans with third party insurance. At December 31, 2011 and 2010, the majority of these loans had FICO scores of 700 and above.

The payment status for the LHFI portfolio as of December 31 is shown in the tables below:

	2011
(Dollars in millions)	Accruing Current	Accruing 30-89 Days Past Due	Accruing 90+ Days Past Due	Nonaccruing[2]	Total
Commercial loans:
Commercial & industrial	$49,098	$80	$12	$348	$49,538
Commercial real estate	4,797	9	—	288	5,094
Commercial construction	943	7	—	290	1,240
Total commercial loans	54,838	96	12	926	55,872
Residential loans:
Residential mortgages - guaranteed	5,394	176	1,102	—	6,672
Residential mortgages - nonguaranteed[1]	21,501	324	26	1,392	23,243
Home equity products	15,223	204	—	338	15,765
Residential construction	737	22	1	220	980
Total residential loans	42,855	726	1,129	1,950	46,660
Consumer loans:
Guaranteed student loans	5,690	640	869	—	7,199
Other direct	2,032	14	6	7	2,059
Indirect	10,074	66	5	20	10,165
Credit cards	526	7	7	—	540
Total consumer loans	18,322	727	887	27	19,963
Total LHFI	$116,015	$1,549	$2,028	$2,903	$122,495
[1]Includes $431 million of loans carried at fair value.
[2]Total nonaccruing loans past due 90 days or more totaled $2.3 billion. Nonaccruing loans past due fewer than 90 days include modified nonaccrual loans reported as TDRs.

	2010
(Dollars in millions)	Accruing Current	Accruing 30-89 Days Past Due	Accruing 90+ Days Past Due	Nonaccruing[2]	Total
Commercial loans:
Commercial & industrial	$44,046	$111	$12	$584	$44,753
Commercial real estate	5,794	27	4	342	6,167
Commercial construction	1,595	11	1	961	2,568
Total commercial loans	51,435	149	17	1,887	53,488
Residential loans:
Residential mortgages - guaranteed	3,469	167	884	—	4,520
Residential mortgages - nonguaranteed[1]	21,916	456	44	1,543	23,959
Home equity products	16,162	234	—	355	16,751
Residential construction	953	42	6	290	1,291
Total residential loans	42,500	899	934	2,188	46,521
Consumer loans:
Guaranteed student loans	3,281	383	596	—	4,260
Other direct	1,692	15	5	10	1,722
Indirect	9,400	74	—	25	9,499
Credit cards	460	12	13	—	485
Total consumer loans	14,833	484	614	35	15,966
Total LHFI	$108,768	$1,532	$1,565	$4,110	$115,975
[1]Includes $488 million of loans carried at fair value.
[2]Total nonaccruing loans past due 90 days or more totaled $3.3 billion. Nonaccruing loans past due fewer than 90 days include modified nonaccrual loans reported as TDRs.

Impaired Loans

A loan is considered impaired when it is probable that the Company will be unable to collect all amounts due, including principal and interest, according to the contractual terms of the agreement. Commercial nonaccrual loans greater than $4 million and certain consumer, residential, and commercial loans whose terms have been modified in a TDR are individually evaluated for impairment. Smaller-balance homogeneous loans that are collectively evaluated for impairment are not included in the following tables. Additionally, the tables below exclude guaranteed student loans and guaranteed residential mortgages for which there was nominal risk of principal loss.

	As of December 31, 2011			Year Ended December 31, 2011
(Dollars in millions)	Unpaid Principal Balance	Amortized Cost[1]	Related Allowance	Average Amortized Cost	Interest Income Recognized[2]
Impaired loans with no related allowance recorded:
Commercial loans:
Commercial & industrial	$93	$73	$—	$109	$3
Commercial real estate	58	50	—	56	1
Commercial construction	45	40	—	47	1
Total commercial loans	196	163	—	212	5
Impaired loans with an allowance recorded:
Commercial loans:
Commercial & industrial	76	67	9	68	1
Commercial real estate	111	82	15	103	2
Commercial construction	132	100	10	121	2
Total commercial loans	319	249	34	292	5
Residential loans:
Residential mortgages - nonguaranteed	2,797	2,405	293	2,451	88
Home equity products	553	515	86	528	23
Residential construction	246	221	26	229	8
Total residential loans	3,596	3,141	405	3,208	119
Consumer loans:
Other direct	12	12	1	13	1
Credit cards	27	27	8	26	2
Total consumer loans	39	39	9	39	3
Total impaired loans	$4,150	$3,592	$448	$3,751	$132
[1]Amortized cost reflects charge-offs that have been recognized plus other amounts that have been applied to reduce the net book balance.
2Of the interest income recognized for the year ended December 31, 2011, cash basis interest income was $25 million.

	As of December 31, 2010
(Dollars in millions)	Unpaid Principal Balance	Amortized Cost[1]	Related Allowance
Impaired loans with no related allowance recorded:
Commercial loans:
Commercial & industrial	$86	$67	$—
Commercial real estate	110	86	—
Commercial construction	67	52	—
Total commercial loans	263	205	—
Impaired loans with an allowance recorded:
Commercial loans:
Commercial & industrial	123	96	18
Commercial real estate	103	81	19
Commercial construction	673	524	138
Total commercial loans	899	701	175
Residential loans:
Residential mortgages - nonguaranteed	2,785	2,467	309
Home equity products	503	503	93
Residential construction	226	196	26
Total residential loans	3,514	3,166	428
Consumer loans:
Other direct	11	11	2
Total impaired loans	$4,687	$4,083	$605
[1]Amortized cost reflects charge-offs that have been recognized plus other amounts that have been applied to reduce net book balance.

Included in the impaired loan balances above were $2.6 billion and $2.5 billion of accruing TDRs at December 31, 2011 and 2010, respectively, of which 93% and 85% were current, respectively. See Note 1, “Significant Accounting Policies,” for further information regarding the Company’s loan impairment policy.

Nonperforming assets at December 31 are shown in the following table:

(Dollars in millions)	2011	2010
Nonaccrual/NPLs:
Commercial loans:
Commercial & industrial	$348	$584
Commercial real estate	288	342
Commercial construction	290	961
Residential loans:
Residential mortgages - nonguaranteed	1,392	1,543
Home equity products	338	355
Residential construction	220	290
Consumer loans:
Other direct	7	10
Indirect	20	25
Total nonaccrual/NPLs	2,903	4,110
OREO[1]	479	596
Other repossessed assets	10	52
Total nonperforming assets	$3,392	$4,758

[1]Does not include foreclosed real estate related to loans insured by the FHA or the VA. Proceeds due from the FHA and the VA are recorded as a receivable in other assets until the funds are received and the property is conveyed. The receivable amount related to proceeds due from the FHA or the VA totaled $132 million and $195 million at December 31, 2011 and 2010, respectively.
Restructured Loans
TDRs are loans in which the borrower is experiencing financial difficulty and the Company has granted an economic concession to the borrower that it would not otherwise consider. When loans are modified under the terms of a TDR, the Company typically offers the borrower an extension of the loan maturity date and/or a reduction in the original contractual interest rate. In certain limited situations, the Company may offer to restructure a commercial loan in a manner that ultimately results in the forgiveness of contractually specified principal balances.

As a result of adopting newly issued accounting guidance during 2011 that clarifies a creditor's determination of whether a restructuring is a TDR, the Company reassessed all loan restructurings that occurred between January 1, 2011 and June 30, 2011 for identification as TDRs. The reassessment resulted in the identification of $93 million of additional TDRs as of the adoption date of July 1, 2011. During the third quarter, these loans were evaluated for impairment and an incremental allowance of $4 million was recognized.
At December 31, 2011 and 2010, the Company had $5 million and $15 million, respectively, in commitments to lend additional funds to debtors owing receivables whose terms have been modified in a TDR.
The number and amortized cost of loans modified under the terms of a TDR during the year ended December 31, 2011, by type of modification, are shown in the following tables:

(Dollars in millions)	Number of Loans Modified	Principal Forgiveness[1]	Rate Modification[2]	Term Extension and/or Other Concessions	Total
Commercial loans:
Commercial & industrial	466	$26	$28	$47	$101
Commercial real estate	40	35	25	14	74
Commercial construction	49	20	8	77	105
Residential loans:
Residential mortgages - nonguaranteed	1,018	—	238	26	264
Home equity products	1,701	—	130	6	136
Residential construction	421	—	16	46	62
Consumer loans:
Other direct	80	—	—	4	4
Credit cards	2,336	—	13	—	13
Total TDRs	6,111	$81	$458	$220	$759
[1]Restructured loans which had forgiveness of amounts contractually due under the terms of the loan typically have had multiple concessions including rate modifications and/or term extensions. The total amount of charge-offs associated with principal forgiveness for the Commercial segment during the year ended December 31, 2011 was $14 million, substantially all of which related to Commercial construction. There was no principal forgiveness for Residential or Consumer loans during the year ended December 31, 2011.
[2]Restructured loans which had a modification of the loan's contractual interest rate may also have had an extension of the loan's contractual maturity date and/or other concessions. The financial effect of modifying the interest rate on the loans modified as a TDR was immaterial to the financial statements during the year ended December 31, 2011.

The preceding table represents loans modified under the terms of a TDR during the year ended December 31, 2011, whereas the following table represents loans modified as a TDR over a longer time period between January 1, 2010 and December 31, 2011 that became 90 days or more delinquent during the year ended December 31, 2011.

(Dollars in millions)	Number of Loans	Amortized Cost
Commercial loans:
Commercial & industrial	51	$10
Commercial real estate	10	17
Commercial construction	23	15
Residential loans:
Residential mortgages	271	75
Home equity products	127	13
Residential construction	25	3
Consumer loans:
Other direct	2	—
Credit cards	377	3
Total TDRs	886	$136

The majority of loans that were modified and subsequently became 90 days or more delinquent have remained on nonaccrual status since the time of modification.

Concentrations of Credit Risk
The Company does not have a significant concentration of risk to any individual client except for the U.S. government and its agencies. However, a geographic concentration arises because the Company operates primarily in the Southeastern and Mid-Atlantic regions of the U.S. The Company engages in limited international banking activities. The Company’s total cross-border outstanding loans were $630 million and $446 million at December 31, 2011 and 2010, respectively.
The major concentrations of credit risk for the Company arise by collateral type in relation to loans and credit commitments. The only significant concentration that exists is in loans secured by residential real estate. At December 31, 2011, the Company owned $46.7 billion in residential loans, representing 38% of total LHFI, and had $12.7 billion in commitments to extend credit on home equity lines and $7.8 billion in mortgage loan commitments. Of the residential loans owned at December 31, 2011, 14% were guaranteed by a federal agency or a GSE. At December 31, 2010, the Company owned $46.5 billion in residential real estate loans, representing 40% of total LHFI, and had $13.6 billion in commitments to extend credit on home equity lines and $9.2 billion in mortgage loan commitments. Of the residential loans owned at December 31, 2010, 10% were guaranteed by a federal agency or a GSE.
Included in the residential mortgage portfolio were $14.7 billion and $16.1 billion of mortgage loans at December 31, 2011 and 2010, respectively, that included terms such as an interest only feature, a high LTV ratio, or a junior lien position that may increase the Company’s exposure to credit risk and result in a concentration of credit risk. Of these mortgage loans, $9.4 billion and $11.0 billion were interest only loans, primarily with a ten year interest only period. Approximately $1.9 billion of those interest only loans as of December 31, 2011 and $2.2 billion as of December 31, 2010, were loans with no mortgage insurance and were either first liens with combined original LTV ratios in excess of 80% or were junior liens. Additionally, the Company owned approximately $5.3 billion and $5.0 billion of amortizing loans with no mortgage insurance as of December 31, 2011 and 2010, respectively, comprised of first liens with combined original LTV ratios in excess of 80% and junior liens. Despite changes in underwriting guidelines that have curtailed the origination of high LTV loans, the balances of such loans with no mortgage insurance have increased as the benefits of mortgage insurance covering certain junior lien mortgage loans have been exhausted, resulting in the loans effectively no longer being insured.

Allowance for Credit Losses	12 Months Ended
Dec. 31, 2011
Allowance for Credit Losses [Abstract]
Allowance for Credit Losses
NOTE 7 - ALLOWANCE FOR CREDIT LOSSES
The allowance for credit losses consists of the ALLL and the reserve for unfunded commitments. Activity in the allowance for credit losses at December 31 is summarized in the table below:

(Dollars in millions)	2011	2010	2009
Balance at beginning of period	$3,032	$3,235	$2,379
Allowance recorded upon VIE consolidation	—	1	—
Provision for loan losses	1,523	2,708	4,007
(Benefit)/provision for unfunded commitments[1]	(10)	(57)	87
Loan charge-offs	(2,241)	(3,018)	(3,398)
Loan recoveries	201	163	160
Balance at end of period	$2,505	$3,032	$3,235
Components:
ALLL	$2,457	$2,974	$3,120
Unfunded commitments reserve[2]	48	58	115
Allowance for credit losses	$2,505	$3,032	$3,235
[1] Beginning in the fourth quarter of 2009, the Company recognized the (benefit)/provision for unfunded commitments within the provision for credit losses in the Consolidated Statements of Income/(Loss). Considering the immateriality of this provision prior to the fourth quarter of 2009, the (benefit)/provision for unfunded commitments remains classified within other noninterest expense in the Consolidated Statements of Income/(Loss).
[2] The unfunded commitments reserve is separately recognized in other liabilities in the Consolidated Balance Sheets.

Activity in the ALLL by segment at December 31 is presented in the tables below:

	2011
(Dollars in millions)	Commercial	Residential	Consumer	Total
Balance at beginning of period	$1,303	$1,498	$173	$2,974
Provision for loan losses	324	1,113	86	1,523
Loan charge-offs	(803)	(1,275)	(163)	(2,241)
Loan recoveries	140	18	43	201
Balance at end of period	$964	$1,354	$139	$2,457

	2010
(Dollars in millions)	Commercial	Residential	Consumer	Total
Balance at beginning of period	$1,353	$1,592	$175	$3,120
Allowance recorded upon VIE consolidation	—	—	1	1
Provision for loan losses	938	1,622	148	2,708
Loan charge-offs	(1,087)	(1,736)	(195)	(3,018)
Loan recoveries	99	20	44	163
Balance at end of period	$1,303	$1,498	$173	$2,974

As further discussed in Note 1, “Significant Accounting Policies,” the ALLL is composed of both specific allowances for certain nonaccrual loans and TDRs, and general allowances grouped into loan pools based on similar characteristics. No allowance is required for loans carried at fair value. Additionally, the Company does not record an allowance for loan products that are guaranteed by government agencies, as there is nominal risk of principal loss.
The Company’s LHFI portfolio and related ALLL at December 31 is shown in the tables below:

	2011
	Commercial		Residential		Consumer		Total
(Dollars in millions)	Carrying Value	Associated ALLL	Carrying Value	Associated ALLL	Carrying Value	Associated ALLL	Carrying Value	Associated ALLL
Individually evaluated	$412	$34	$3,141	$405	$39	$9	$3,592	$448
Collectively evaluated	55,458	930	43,088	949	19,924	130	118,470	2,009
Total evaluated	55,870	964	46,229	1,354	19,963	139	122,062	2,457
LHFI at fair value	2	—	431	—	—	—	433	—
Total LHFI	$55,872	$964	$46,660	$1,354	$19,963	$139	$122,495	$2,457

	2010
	Commercial		Residential		Consumer		Total
(Dollars in millions)	Carrying Value	Associated ALLL	Carrying Value	Associated ALLL	Carrying Value	Associated ALLL	Carrying Value	Associated ALLL
Individually evaluated	$906	$175	$3,166	$428	$11	$2	$4,083	$605
Collectively evaluated	52,578	1,128	42,867	1,070	15,955	171	111,400	2,369
Total evaluated	53,484	1,303	46,033	1,498	15,966	173	115,483	2,974
LHFI at fair value	4	—	488	—	—	—	492	—
Total LHFI	$53,488	$1,303	$46,521	$1,498	$15,966	$173	$115,975	$2,974

Premises and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Premises and Equipment
NOTE 8 - PREMISES AND EQUIPMENT
Premises and equipment as of December 31 consisted of the following:

(Dollars in millions)	Useful Life	2011	2010
Land	Indefinite	$358	$353
Buildings and improvements	2 - 40 years	1,033	1,008
Leasehold improvements	1 - 30 years	580	577
Furniture and equipment	1 - 20 years	1,322	1,385
Construction in progress		105	168
		3,398	3,491
Less accumulated depreciation and amortization		1,834	1,871
Total premises and equipment		$1,564	$1,620

The carrying amounts of premises and equipment subject to mortgage indebtedness (included in long-term debt) were immaterial as of December 31, 2011 and 2010.
Various Company facilities are leased under both capital and noncancelable operating leases with initial remaining terms in excess of one year. Minimum payments, by year and in aggregate, as of December 31, 2011 were as follows:

(Dollars in millions)	Operating Leases	Capital Leases
2012	$214	$2
2013	205	2
2014	194	2
2015	177	2
2016	169	2
Thereafter	509	6
Total minimum lease payments	$1,468	16
Amounts representing interest		4
Present value of net minimum lease payments		$12

Net premises and equipment included $7 million related to capital leases as of both December 31, 2011 and 2010. Aggregate rent expense (principally for offices), including contingent rent expense and sublease income, totaled $184 million, $179 million, and $171 million for the years ended December 31, 2011, 2010, and 2009, respectively. Depreciation/amortization expense for the years ended December 31, 2011, 2010, and 2009 totaled $181 million, $177 million, and $182 million, respectively.

Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
NOTE 9 – GOODWILL AND OTHER INTANGIBLE ASSETS
Goodwill
Goodwill is required to be tested for impairment on an annual basis or as events occur or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount or indicate that it is more likely than not that a goodwill impairment exists when the carrying amount of a reporting unit is zero or negative. As of December 31, 2011 and 2010, the Company's reporting units with goodwill balances were Branch Banking, Diversified Commercial Banking, CIB, and W&IM. Based on our annual impairment analysis of goodwill as of September 30, 2011, we determined there is no goodwill impairment as the fair value for all reporting units is in excess of the respective reporting unit's carrying value by the following percentages:
Branch Banking            12%
Diversified Commercial Banking    27%
CIB                36%
W&IM                150%

The Company monitored events and circumstances during the fourth quarter of 2011, and it determined that there is no goodwill impairment as of December 31, 2011. The changes in the carrying amount of goodwill by reportable segment for the year ended December 31 are as follows:

(Dollars in millions)	Retail & Commercial	Retail Banking	Diversified Commercial Banking	CIB	W&IM	Total
Balance, January 1, 2011	$—	$4,854	$928	$180	$361	$6,323
Contingent consideration	—	—	—	—	1	1
Acquisition of certain additional assets of CSI Capital Management	—	—	—	—	20	20
Balance, December 31, 2011	$—	$4,854	$928	$180	$382	$6,344

Balance, January 1, 2010	$5,739	$—	$—	$223	$357	$6,319
Intersegment transfers	(5,739)	4,854	928	(43)	—	—
Contingent consideration	—	—	—	—	4	4
Balance, December 31, 2010	$—	$4,854	$928	$180	$361	$6,323

Other Intangible Assets
Changes in the carrying amounts of other intangible assets for the year ended December 31 are as follows:

(Dollars in millions)	Core Deposit Intangibles	MSRs - LOCOM	MSRs - Fair Value	Other	Total
Balance, January 1, 2011	$67	$—	$1,439	$65	$1,571
Amortization	(29)	—	—	(14)	(43)
MSRs originated	—	—	224	—	224
Changes in fair value:
Due to changes in inputs and assumptions [1]	—	—	(533)	—	(533)
Other changes in fair value [2]	—	—	(200)	—	(200)
Sale of MSRs	—	—	(9)	—	(9)
Other	—	—	—	7	7
Balance, December 31, 2011	$38	$—	$921	$58	$1,017

Balance, January 1, 2010	$104	$604	$936	$67	$1,711
Designated at fair value (transfers from amortized cost)	—	(604)	604	—	—
Amortization	(37)	—	—	(13)	(50)
MSRs originated	—	—	289	—	289
Changes in fair value:
Due to fair value election	—	—	145	—	145
Due to changes in inputs and assumptions [1]	—	—	(275)	—	(275)
Other changes in fair value [2]	—	—	(238)	—	(238)
Sale of MSRs	—	—	(22)	—	(22)
Other	—	—	—	11	11
Balance, December 31, 2010	$67	$—	$1,439	$65	$1,571
[1] Primarily reflects changes in discount rates and prepayment speed assumptions, due to changes in interest rates.
[2] Represents changes due to the collection of expected cash flows, net of accretion, due to the passage of time.

The estimated future amortization expense for intangible assets is as follows:

(Dollars in millions)	Core Deposit Intangibles	Other	Total
2012	$21	$13	$34
2013	13	11	24
2014	4	9	13
2015	—	8	8
2016	—	5	5
Thereafter	—	12	12
Total	$38	$58	$96

Mortgage Servicing Rights
The Company retains MSRs from certain of its sales or securitizations of residential mortgage loans. MSRs on residential mortgage loans are the only servicing assets capitalized by the Company and are classified within intangible assets on the Company’s Consolidated Balance Sheets.
Income earned by the Company on its MSRs is derived primarily from contractually specified mortgage servicing fees and late fees, net of curtailment costs. Such income earned for the year ended December 31, 2011, 2010, and 2009 was $364 million, $399 million, and $354 million, respectively. These amounts are reported in mortgage servicing related income in the Consolidated Statements of Income/(Loss).
As of December 31, 2011, 2010, and 2009, the total unpaid principal balance of mortgage loans serviced was $157.8 billion, $167.2 billion, and $178.9 billion, respectively. Included in these amounts were $124.1 billion, $134.1 billion, and $146.7 billion as of December 31, 2011, 2010, and 2009, respectively, of loans serviced for third parties. During the year ended December 31, 2011, the Company sold MSRs on residential loans with an unpaid principal balance of $2.3 billion. Because MSRs are reported at fair value, the sale did not have a material impact on mortgage servicing related income.
A summary of the key characteristics, inputs, and economic assumptions used to estimate the fair value of the Company’s MSRs as of December 31, 2011 and 2010, and the sensitivity of the fair values to immediate 10% and 20% adverse changes in those assumptions are shown in the table below. Approximately 80% of the decrease in fair value during the year ended December 31, 2011 was driven by an assumed increase in prepayment speeds as a result of lower interest rates. Additionally, the balance of loans serviced for others declined 7% during 2011.

(Dollars in millions)	2011	2010
Fair value of retained MSRs	$921	$1,439
Prepayment rate assumption (annual)	20%	12%
Decline in fair value from 10% adverse change	$52	$50
Decline in fair value from 20% adverse change	98	95
Discount rate (annual)	11%	12%
Decline in fair value from 10% adverse change	$33	$68
Decline in fair value from 20% adverse change	63	130
Weighted-average life (in years)	4.3	6.2
Weighted-average coupon	5.2%	5.4%

The above sensitivities are hypothetical and should be used with caution. As the amounts indicate, changes in fair value based on variations in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. Also, in this table, the effect of a variation in a particular assumption on the fair value of the retained interest is calculated without changing any other assumption. In reality, changes in one factor may result in changes in another, which might magnify or counteract the sensitivities. Additionally, the sensitivities above do not include the effect of hedging activity undertaken by the Company to offset changes in the fair value of MSRs. See Note 17, “Derivative Financial Instruments,” for further information regarding these hedging transactions.

Other Short-Term Borrowings	12 Months Ended
Dec. 31, 2011
Short-term Debt [Abstract]
Other Short-Term Borrowings
NOTE 10 - OTHER SHORT-TERM BORROWINGS
Other short-term borrowings as of December 31 include:

	2011		2010
(Dollars in millions)	Balance	Rates	Balance	Rates
FHLB advances	$7,000.14%		$—	—%
Master notes	1,710.40		1,355.40
Dealer collateral	265	various	1,005	various
U.S. Treasury demand notes	—	—	124	—
CP	—	—	99.51
Funds purchased maturing in over one day	—	—	75.35
Other	8	2.7	32	various

Total other short-term borrowings	$8,983		$2,690

The average balances of other short-term borrowings for the years ended December 31, 2011 and 2010 were $3.5 billion and $3.0 billion, respectively, while the maximum amounts outstanding at any month-end during the years ended December 31, 2011 and 2010 were $9.0 billion and $4.9 billion, respectively. As of December 31, 2011, the Company had collateral pledged to the Federal Reserve discount window to support $19.5 billion of available, unused borrowing capacity.

Certain Transfers of Financial Assets and Variable Interest Entities	12 Months Ended
Dec. 31, 2011
Certain Transfers of Financial Assets and Variable Interest Entities [Abstract]
Accounting for Certain Loans and Debt Securities Acquired in Transfer Disclosure [Text Block]
NOTE 11 - CERTAIN TRANSFERS OF FINANCIAL ASSETS AND VARIABLE INTEREST ENTITIES
Certain Transfers of Financial Assets and related Variable Interest Entities
The Company has transferred residential and commercial mortgage loans, student loans, commercial and corporate loans, and CDO securities in sale or securitization transactions in which the Company has, or had, continuing involvement. All such transfers have been accounted for as sales by the Company. The Company’s continuing involvement in such transfers includes owning certain beneficial interests, including senior and subordinate debt instruments as well as equity interests, servicing or collateral manager responsibilities, and guarantee or recourse arrangements. Except as specifically noted herein, the Company is not required to provide additional financial support to any of the entities to which the Company has transferred financial assets, nor has the Company provided any support it was not otherwise obligated to provide. In accordance with the accounting guidance related to transfers of financial assets that became effective on January 1, 2010, upon completion of transfers of assets that satisfy the conditions to be reported as a sale, the Company derecognizes the transferred assets and recognizes at fair value any beneficial interests in the transferred financial assets such as trading assets or securities AFS as well as servicing rights retained and guarantee liabilities incurred. See Note 19, “Fair Value Election and Measurement,” for further discussion of the Company’s fair value methodologies.
When evaluating transfers and other transactions with VIEs for consolidation, the Company first determines if it has a VI in the VIE. A VI is typically in the form of securities representing retained interests in the transferred assets and, at times, servicing rights and collateral manager fees. If the Company has a VI in the entity, it then evaluates whether or not it has both (1) the power to direct the activities that most significantly impact the economic performance of the VIE, and (2) the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE to determine if the Company should consolidate the VIE.
Below is a summary of transfers of financial assets to VIEs for which the Company has retained some level of continuing involvement.
Residential Mortgage Loans
The Company typically transfers first lien residential mortgage loans in conjunction with Ginnie Mae, Fannie Mae, and Freddie Mac securitization transactions whereby the loans are exchanged for cash or securities that are readily redeemed for cash proceeds and servicing rights. The securities issued through these transactions are guaranteed by the issuer and, as such, under seller/servicer agreements the Company is required to service the loans in accordance with the issuers’ servicing guidelines and standards. The Company sold residential mortgage loans to these entities, which resulted in pre-tax gains of $397 million, $588 million, and $707 million, including servicing rights for the years ended December 31, 2011, 2010, and 2009, respectively. These gains are included within mortgage production related (loss)/income in the Consolidated Statements of Income/(Loss). These gains include the change in value of the loans as a result of changes in interest rates from the time the related IRLCs were issued to the borrowers but do not include the results of hedging activities initiated by the Company to mitigate this market risk. See Note 17, “Derivative Financial Instruments,” for further discussion of the Company’s hedging activities. As seller, the Company has made certain representations and warranties with respect to the originally transferred loans, including those transferred under Ginnie Mae, Fannie Mae, and Freddie Mac programs, which are discussed in Note 18, “Reinsurance Arrangements and Guarantees.”
In a limited number of securitizations, the Company has transferred loans to trusts, which previously qualified as QSPEs, sponsored by the Company. These trusts issue securities which are ultimately supported by the loans in the underlying trusts. In these transactions, the Company has received securities representing retained interests in the transferred loans in addition to cash and servicing rights in exchange for the transferred loans. The received securities are carried at fair value as either trading assets or securities AFS. As of December 31, 2011, the fair value of securities received totaled $104 million and were valued using a third party pricing service. As of December 31, 2010, the fair value of securities received was $193 million. At December 31, 2010, securities with a fair value of $175 million were valued using a third party pricing service. The remaining $18 million in securities consisted of subordinate interests from a 2003 securitization of prime fixed and floating rate loans and were valued using a discounted cash flow model that uses historically derived prepayment rates and credit loss assumptions along with estimates of current market discount rates. During the fourth quarter of 2011, the Company exercised its clean up call rights from the 2003 securitization and repurchased the remaining residential mortgage loans. The exercise of the clean up call was not material to the Company’s financial condition, results of operations, or cash flows.
The Company evaluated these securitization transactions for consolidation under the VIE consolidation guidance. As servicer of the underlying loans, the Company is generally deemed to have power over the securitization. However, if a single party, such as the issuer or the master servicer, effectively controls the servicing activities or has the unilateral ability to terminate the Company as servicer without cause, then that party is deemed to have power. In almost all of its securitization transactions, the Company does not have power over the VIE as a result of these rights held by the master servicer. In certain transactions, the Company does have power as the servicer; however, the Company does not also have an obligation to absorb losses or the right to receive benefits that could potentially be significant to the securitization. The absorption of losses and the receipt of benefits would generally manifest itself through the retention of senior or subordinated interests. No events occurred during the year ended December 31, 2011 that would change the Company’s previous conclusion that it is not the primary beneficiary of any of these securitization entities. Total assets as of December 31, 2011 and 2010 of the unconsolidated trusts in which the Company has a VI are $529 million and $651 million, respectively.
The Company’s maximum exposure to loss related to the unconsolidated VIEs in which it holds a VI is comprised of the loss of value of any interests it retains and any repurchase obligations it incurs as a result of a breach of its representations and warranties.
Commercial and Corporate Loans
In 2007, the Company completed a $1.9 billion structured sale of corporate loans to multi-seller CP conduits, which are VIEs administered by unrelated third parties. From the sale, the Company retained a 3% residual interest in the pool of loans transferred, which does not constitute a VI in the third party conduits as it relates to the unparticipated portion of the loans. In conjunction with the transfer of the loans, the Company also provided commitments in the form of liquidity facilities to these conduits. In January 2010, the administrator of the conduits drew on these commitments in full, resulting in a funded loan to the conduits that was recorded on the Company’s Consolidated Balance Sheets. As of December 31, 2010, the market value of the residual interest was $13 million. During the first quarter of 2011, the Company exercised its clean up call rights on the structured participation and repurchased the remaining corporate loans. In conjunction with the clean up call, the outstanding amount of the liquidity facilities and the residual interest were paid off. The exercise of the clean up call was not material to the Company’s financial condition, results of operations, or cash flows.
The Company has involvement with CLO entities that own commercial leveraged loans and bonds, certain of which were transferred by the Company to the CLOs. In addition to retaining certain securities issued by the CLOs, the Company also acts as collateral manager for these CLOs. The securities retained by the Company and the fees received as collateral manager represent a VI in the CLOs, which are considered to be VIEs.
In accordance with the VIE consolidation guidance beginning January 1, 2010, the Company determined that it was the primary beneficiary of, and thus, would consolidate one of these CLOs as it has both the power to direct the activities that most significantly impact the entity’s economic performance and the obligation to absorb losses and the right to receive benefits from the entity that could potentially be significant to the CLO. In addition to fees received as collateral manager, including eligibility for performance incentive fees, and owning certain preference shares, the Company’s multi-seller conduit, Three Pillars, owns a senior interest in the CLO, resulting in economics that could potentially be significant to the VIE. On January 1, 2010, the Company consolidated $307 million in total assets and $279 million in net liabilities of the CLO entity. The Company elected to consolidate the CLO at fair value and to carry the financial assets and financial liabilities of the CLO at fair value subsequent to adoption. The initial consolidation of the CLO did not have a material impact on the Company’s Consolidated Statements of Shareholders’ Equity. Substantially all of the assets and liabilities of the CLO are loans and issued debt, respectively. The loans are classified within LHFS at fair value and the debt is included within long-term debt at fair value on the Company’s Consolidated Balance Sheets (see Note 19, “Fair Value Election and Measurement,” for a discussion of the Company’s methodologies for estimating the fair values of these financial instruments). At December 31, 2011 and 2010, the Company’s Consolidated Balance Sheets reflected $315 million and $316 million, respectively, of loans held by the CLO and $289 million and $290 million, respectively, of debt issued by the CLO. The Company is not obligated, contractually or otherwise, to provide financial support to this VIE nor has it previously provided support to this VIE. Further, creditors of the VIE have no recourse to the general credit of the Company, as the liabilities of the CLO are paid only to the extent of available cash flows from the CLO’s assets.
For the remaining CLOs, which are also considered to be VIEs, the Company has determined that it is not the primary beneficiary as it does not have an obligation to absorb losses or the right to receive benefits from the entities that could potentially be significant to the VIE. The Company was able to liquidate a number of its positions in these CLO preference shares during 2010. Its remaining preference share exposure was valued at $2 million as of December 31, 2011 and 2010. Upon liquidation of the preference shares, the Company’s only remaining involvement with these VIEs was through its collateral manager role. The Company receives fees for managing the assets of these vehicles; these fees are considered adequate compensation and are commensurate with the level of effort required to provide such services. The fees received by the Company from these entities are recorded as trust and investment management income in the Consolidated Statements of Income/(Loss). Senior fees earned by the Company are generally not considered at risk; however, subordinate fees earned by the Company are subject to the availability of cash flows and to the priority of payments. The estimated assets and liabilities of these entities that were not included on the Company’s Consolidated Balance Sheets were $2.0 billion and $1.9 billion, respectively, at December 31, 2011, and $2.1 billion and $2.0 billion, respectively, at December 31, 2010. The Company is not obligated to provide any support to these entities, nor has it previously provided support to these entities. No events occurred during the year ended December 31, 2011 that would change the Company’s previous conclusion that it is not the primary beneficiary of any of these securitization entities.
Student Loans
In 2006, the Company completed a securitization of government-guaranteed student loans through a transfer of loans to a securitization SPE, which previously qualified as a QSPE, and retained the related residual interest in the SPE. The Company, as master servicer of the loans in the SPE, has agreed to service each loan consistent with the guidelines determined by the applicable government agencies in order to maintain the government guarantee. The Company and the SPE have entered into an agreement to have the loans subserviced by an unrelated third party.
The Company concluded that this securitization of government-guaranteed student loans (the “Student Loan entity”) should be consolidated as it has both power over the entity through its role as master servicer and the obligation to absorb losses or the right to receive benefits through the retention of the residual interest. Accordingly, the Company consolidated the Student Loan entity at its unpaid principal amount as of September 30, 2010, resulting in incremental total assets and total liabilities of approximately $490 million and an immaterial impact on shareholders’ equity. The consolidation of the Student Loan entity had no impact on the Company’s earnings or cash flows that results from its involvement with this VIE. The primary balance sheet impacts from consolidating the Student Loan entity were increases in LHFI, the related ALLL, and long-term debt. Additionally, the Company’s ownership of the residual interest in the SPE, previously classified in trading assets, was eliminated upon consolidation and the assets and liabilities of the Student Loan entity are recorded on a cost basis. At December 31, 2011 and 2010, the Company’s Consolidated Balance Sheets reflected $438 million and $479 million, respectively, of assets held by the Student Loan entity and $433 million and $474 million, respectively, of debt issued by the Student Loan entity.
Payments from the assets in the SPE must first be used to settle the obligations of the SPE, with any remaining payments remitted to the Company as the owner of the residual interest. To the extent that losses occur on the SPE’s assets, the SPE has recourse to the federal government as the guarantor up to a maximum guarantee amount of 97%. Losses in excess of the government guarantee reduce the amount of available cash payable to the Company as the owner of the residual interest. To the extent that losses result from a breach of the master servicer’s servicing responsibilities, the SPE has recourse to the Company; the SPE may require the Company to repurchase the loan from the SPE at par value. If the breach was caused by the subservicer, the Company has recourse to seek reimbursement from the subservicer up to the guaranteed amount. The Company’s maximum exposure to loss related to the SPE is represented by the potential losses resulting from a breach of servicing responsibilities. To date, all loss claims filed with the guarantor that have been denied due to servicing errors have either been cured or reimbursement has been provided to the Company by the subservicer. The Company is not obligated to provide any noncontractual support to this entity, and it has not provided any such support.
CDO Securities
The Company has transferred bank trust preferred securities in securitization transactions. The majority of these transfers occurred between 2002 and 2005 with one transaction completed in 2007. The Company retained equity interests in certain of these entities and also holds certain senior interests that were acquired during 2008 and 2011 in conjunction with its acquisition of assets from the ARS transactions discussed in Note 20, “Contingencies.” The Company is not obligated to provide any support to these entities and its maximum exposure to loss at December 31, 2011 and 2010 includes current senior interests held in trading securities, which had a fair value of $43 million as of December 31, 2011 and $29 million as of December 31, 2010.
The assumptions and inputs considered by the Company in valuing this retained interest include prepayment speeds, credit losses, and the discount rate. While all the underlying collateral is currently eligible for repayment by the obligor, given the nature of the collateral and the current repricing environment, the Company assumed no prepayment would occur before the final maturity, which is approximately 22 years on a weighted average basis. Due to the seniority of the interests in the structure, current estimates of credit losses in the underlying collateral could withstand a 20% adverse change in the default assumption without the securities incurring a valuation loss assuming all other assumptions remain constant. Therefore, the key assumption in valuing these securities was the assumed discount rate, which was estimated to range from 8% to 12% over LIBOR at December 31, 2011 compared to 14% to 16% over LIBOR at December 31, 2010. This significant change in the discount rate was supported by a return to liquidity in the market for similar interests. At December 31, 2011 and 2010, a 20% adverse change in the assumed discount rate results in declines of approximately $8 million and $5 million, respectively, in the fair value of these securities. Although the impact of each assumption change in isolation is minimal, the underlying collateral of the VIEs is highly concentrated and as a result, the default or deferral of certain large exposures may have a more dramatic effect on the discount rate than the 20% discussed above. Due to this, we estimate that if each of the retained positions experienced two additional large deferrals or default of an underlying collateral obligation, the fair value of the retained ARS would decline approximately $14 million.
The total assets of the trust preferred CDO entities in which the Company has remaining exposure to loss was $1.2 billion at December 31, 2011 and $1.3 billion at December 31, 2010. The Company determined that it was not the primary beneficiary of any of these VIEs as the Company lacks the power to direct the significant activities of any of the VIEs. No events occurred during the year ended December 31, 2011 that changed either the Company’s sale accounting or the Company’s conclusions that it is not the primary beneficiary of these VIEs.
The following tables present certain information related to the Company’s asset transfers in which it has continuing economic involvement for the years ended December 31, 2011, 2010, and 2009:

	Year Ended December 31, 2011
(Dollars in millions)	Residential Mortgage Loans	Commercial and Corporate Loans	Student Loans	CDO Securities	Total
Cash flows on interests held	$48	$1	$—	$2	$51
Servicing or management fees	3	10	—	—	13

	Year Ended December 31, 2010
(Dollars in millions)	Residential Mortgage Loans	Commercial and Corporate Loans	Student Loans	CDO Securities	Total
Cash flows on interests held	$66	$4	$8	$2	$80
Servicing or management fees	4	12	1	—	17

	Year Ended December 31, 2009
(Dollars in millions)	Residential Mortgage Loans	Commercial and Corporate Loans	Student Loans	CDO Securities	Total
Cash flows on interests held	$94	$2	$7	$3	$106
Servicing or management fees	5	11	1	—	17

Portfolio balances and delinquency balances based on accruing loans 90 days or more past due and all nonaccrual loans as of December 31 and net charge-offs related to managed portfolio loans (both those that are owned or consolidated by the Company and those that have been transferred) for the years ended December 31, 2011 and 2010 are as follows:

(Dollars in millions)	Principal Balance		Past Due				Net Charge-offs
	2011	2010	2011		2010		Year Ended December 31

							2011	2010
Type of loan:
Commercial	$55,872	$53,488	$938		$1,904		$663	$988
Residential	46,660	46,521	3,079		3,122		1,257	1,716
Consumer	19,963	15,966	914		649		120	151
Total loan portfolio	122,495	115,975	4,931		5,675		2,040	2,855
Managed securitized loans:
Commercial	1,978	2,244	43		44		—	22
Residential	114,342	120,429	3,310	[1]	3,497	[1]	50	46
Total managed loans	$238,815	$238,648	$8,284		$9,216		$2,090	$2,923
[1]Excludes loans that have completed the foreclosure or short sale process (i.e., involuntary prepayments).

Other Variable Interest Entities
In addition to the Company’s involvement with certain VIEs related to transfers of financial assets, the Company also has involvement with VIEs from other business activities.
Three Pillars Funding, LLC
SunTrust assists in providing liquidity to select corporate clients by directing them to a multi-seller CP conduit, Three Pillars. Three Pillars provides financing for direct purchases of financial assets originated and serviced by SunTrust’s corporate clients by issuing CP.
The Company has determined that Three Pillars is a VIE as Three Pillars has not issued sufficient equity at risk. In accordance with the VIE consolidation guidance, the Company has determined that it is the primary beneficiary of Three Pillars as certain subsidiaries have both the power to direct its significant activities and own potentially significant VIs. The assets and liabilities of Three Pillars were consolidated by the Company at their unpaid principal amounts at January 1, 2010; upon consolidation, the Company recorded an allowance for loan losses on $1.7 billion of secured loans that were consolidated at that time, resulting in an immaterial transition adjustment, which was recorded in the Company’s Consolidated Statements of Shareholders’ Equity.
The Company’s involvement with Three Pillars includes the following activities: services related to the administration of Three Pillars’ activities and client referrals to Three Pillars; the issuing of letters of credit, which provide partial credit protection to the CP holders; and providing liquidity arrangements that would provide funding to Three Pillars in the event it can no longer issue CP or in certain other circumstances. The Company’s activities with Three Pillars generated total revenue for the Company, net of direct salary and administrative costs, of $65 million, $68 million, and $59 million for the years ended December 31, 2011, 2010, and 2009, respectively.
At December 31, 2011, the Company’s Consolidated Balance Sheets included approximately $2.9 billion of secured loans held by Three Pillars, which are included within commercial loans. Other assets and liabilities were not material to the Company's Consolidated Balance Sheets, and no CP was outstanding at December 31, 2011. At December 31, 2010, the Company's Consolidated Balance Sheets included commercial loans and short-term borrowings of $2.4 billion and $99 million, respectively. Short-term borrowings, excluding intercompany liabilities, consisted of the CP issued by Three Pillars to third parties. No losses on any of Three Pillars’ assets were incurred during the years ended December 31, 2011, 2010, and 2009.
Funding commitments extended by Three Pillars to its customers totaled $4.1 billion with outstanding receivables totaling $2.9 billion at December 31, 2011; the majority of which generally carry initial terms of one to three years and may be repaid or refinanced at any time. At December 31, 2010, Three Pillars had funding commitments and outstanding receivables totaling $4.1 billion and $2.4 billion, respectively. The majority of the commitments are backed by trade receivables and commercial loans that have been originated by companies operating across a number of industries. Trade receivables and commercial loans collateralize 40% and 20%, respectively, of the outstanding commitments, as of December 31, 2011, compared to 48% and 14%, respectively, as of December 31, 2010. Total assets supporting outstanding commitments have a weighted average life of 2.8 years and 2.3 years at December 31, 2011 and 2010, respectively.
Each transaction added to Three Pillars is typically structured to a minimum implied A/A2 rating according to established credit and underwriting policies as approved by credit risk management and monitored on a regular basis to ensure compliance with each transaction’s terms and conditions. Typically, transactions contain dynamic credit enhancement features that provide increased credit protection in the event asset performance deteriorates. If asset performance deteriorates beyond predetermined covenant levels, the transaction could become ineligible for continued funding by Three Pillars. This could result in the transaction being amended with the approval of credit risk management, or Three Pillars could terminate the transaction and enforce any rights or remedies available, including amortization of the transaction or liquidation of the collateral. Three Pillars also has the option to fund under the liquidity facility provided by the Bank in connection with the transaction and may be required to fund under the liquidity facility if the transaction remains in breach. In addition, each commitment renewal requires credit risk management approval. The Company is not aware of unfavorable trends related to Three Pillars’ assets for which the Company expects to suffer material losses. For the years ended December 31, 2011, 2010, and 2009, there were no writedowns of Three Pillars' assets.
The assets of Three Pillars generally provide the sources of cash flows for the CP. However, the Company has issued commitments in the form of liquidity facilities and other credit enhancements to support the operations of Three Pillars. Due to the Company’s consolidation of Three Pillars as of January 1, 2010, these commitments are eliminated in consolidation for U.S. GAAP purposes. The liquidity commitments are revolving facilities that are sized based on the current commitments provided by Three Pillars to its customers. The liquidity facilities may generally be used if new CP cannot be issued by Three Pillars to repay maturing CP. However, the liquidity facilities are available in all circumstances, except certain bankruptcy-related events with respect to Three Pillars. Draws on the facilities are subject to the purchase price (or borrowing base) formula that, in many cases, excludes defaulted assets to the extent that they exceed available over-collateralization in the form of non-defaulted assets, and may also provide the liquidity banks with loss protection equal to a portion of the loss protection provided for in the related securitization agreement. Additionally, there are transaction specific covenants and triggers that are tied to the performance of the assets of the relevant seller/servicer that may result in a transaction termination event, which, if continuing, would require funding through the related liquidity facility. Finally, in a termination event of Three Pillars, such as if its tangible net worth falls below $5,000 for a period in excess of 15 days, Three Pillars would be unable to issue CP, which would likely result in funding through the liquidity facilities. Draws under the credit enhancement are also available in all circumstances, but are generally used to the extent required to make payment on any maturing CP if there are insufficient funds from collections of receivables or the use of liquidity facilities. The required amount of credit enhancement at Three Pillars will vary from time to time as new receivable pools are purchased or removed from its asset portfolio, but is generally equal to 10% of the aggregate commitments of Three Pillars.
Due to the consolidation of Three Pillars, the Company’s maximum exposure to potential loss was $4.3 billion and $4.2 billion as of December 31, 2011 and 2010, respectively, which represents the Company’s exposure to the lines of credit that Three Pillars had extended to its clients. The Company did not recognize any liability on its Consolidated Balance Sheets related to the liquidity facilities and other credit enhancements provided to Three Pillars as of December 31, 2011 and 2010, as no amounts had been drawn, nor were any draws probable to occur, such that a loss should have been accrued.
In January 2012, the Company initiated the process of liquidating Three Pillars. The commitments and outstanding loans of Three Pillars will be transferred to the Bank. The Bank will fund the loans through wholesale funding sources, and Three Pillars' CP will be repaid in full. The liquidation is expected to be complete by the second quarter of 2012, and upon completion, the Bank will terminate the liquidity arrangements and standby letter of credit. The liquidation is not expected to have a material impact to the Company's financial condition, results of operations, or cash flows.
Total Return Swaps
The Company recommenced involvement with various VIEs related to its TRS business during 2010. Under the matched book TRS business model, the VIEs purchase assets (typically loans) from the market, which are identified by third party clients, that serve as the underlying reference assets for a TRS between the VIE and the Company and a mirror TRS between the Company and its third party clients. The TRS contracts between the VIEs and the Company hedge the Company’s exposure to the TRS contracts with its third party clients. These third parties are not related parties to the Company, nor are they and the Company de facto agents of each other. In order for the VIEs to purchase the reference assets, the Company provides senior financing, in the form of demand notes, to these VIEs. The TRS contracts pass through interest and other cash flows on the assets owned by the VIEs to the third parties, along with exposing the third parties to depreciation on the assets and providing them with the rights to appreciation on the assets. The terms of the TRS contracts require the third parties to post initial collateral, in addition to ongoing margin as the fair values of the underlying assets change. Although the Company has always caused the VIEs to purchase a reference asset in response to the addition of a reference asset by its third party clients, there is no legal obligation between the Company and its third party clients for the Company to purchase the reference assets or for the Company to cause the VIEs to purchase the assets.
The Company considered the VIE consolidation guidance, which requires an evaluation of the substantive contractual and non-contractual aspects of transactions involving VIEs established subsequent to January 1, 2010. The Company and its third party clients are the only VI holders. As such, the Company evaluated the nature of all VIs and other interests and involvement with the VIEs, in addition to the purpose and design of the VIEs, relative to the risks they were designed to create. The purpose and design of a VIE are key components of a consolidation analysis and any power should be analyzed based on the substance of that power relative to the purpose and design of the VIE. The VIEs were designed for the benefit of the third parties and would not exist if the Company did not enter into the TRS contracts with the third parties. The activities of the VIEs are restricted to buying and selling reference assets with respect to the TRS contracts entered into between the Company and its third party clients and the risks/benefits of any such assets owned by the VIEs are passed to the third party clients via the TRS contracts. The TRS contracts between the Company and its third party clients have a substantive effect on the design of the overall transaction and the VIEs. Based on its evaluation, the Company has determined that it is not the primary beneficiary of the VIEs, as the design of the TRS business results in the Company having no substantive power to direct the significant activities of the VIEs.
At December 31, 2011 and 2010, the Company had $1.7 billion and $972 million, respectively, in senior financing outstanding to VIEs, which were classified within trading assets on the Consolidated Balance Sheets and carried at fair value. These VIEs had entered into TRS contracts with the Company with outstanding notional amounts of $1.6 billion and $969 million at December 31, 2011 and 2010, respectively, and the Company had entered into mirror TRS contracts with its third parties with the same outstanding notional amounts. At December 31, 2011, the fair values of these TRS assets and liabilities were $20 million and $17 million, respectively, and at December 31, 2010, the fair values of these TRS assets and liabilities were $34 million and $32 million, respectively, reflecting the pass-through nature of these structures. The notional amounts of the TRS contracts with the VIEs represent the Company’s maximum exposure to loss, although such exposure to loss has been mitigated via the TRS contracts with the third parties. The Company has not provided any support to the VIE that it was not contractually obligated to for the years ended December 31, 2011 and 2010. For additional information on the Company’s TRS with these VIEs, see Note 17, “Derivative Financial Instruments.”
Community Development Investments
As part of its community reinvestment initiatives, the Company invests almost exclusively within its footprint in multi-family affordable housing developments and other community development entities as a limited and/or general partner and/or a debt provider. The Company receives tax credits for various investments. The Company has determined that the related partnerships are VIEs. During the years ended December 31, 2011 and 2010, the Company did not provide any financial or other support to its consolidated or unconsolidated investments that it was not previously contractually required to provide.
For partnerships where the Company operates strictly as the general partner, the Company consolidates these partnerships on its Consolidated Balance Sheets. As the general partner, the Company typically guarantees the tax credits due to the limited partner and is responsible for funding construction and operating deficits. As of December 31, 2011 and 2010, total assets, which consist primarily of fixed assets and cash attributable to the consolidated partnerships, were $5 million and $8 million, respectively, and total liabilities, excluding intercompany liabilities, were $1 million. Security deposits from the tenants are recorded as liabilities on the Company’s Consolidated Balance Sheets. The Company maintains separate cash accounts to fund these liabilities and these assets are considered restricted. The tenant liabilities and corresponding restricted cash assets were not material as of December 31, 2011 and 2010. While the obligations of the general partner are generally non-recourse to the Company, as the general partner, the Company may from time to time step in when needed to fund deficits. During the years ended December 31, 2011 and 2010, the Company did not provide any significant amount of funding as the general partner or to cover any deficits the partnerships may have generated.
For other partnerships, the Company acts only in a limited partnership capacity. The Company has determined that it is not the primary beneficiary of these partnerships and accounts for its limited partner interests in accordance with the accounting guidance for investments in affordable housing projects. The general partner or an affiliate of the general partner provides guarantees to the limited partner, which protects the Company from losses attributable to operating deficits, construction deficits and tax credit allocation deficits. Partnership assets of $1.2 billion and $1.1 billion in these partnerships were not included in the Consolidated Balance Sheets at December 31, 2011 and 2010, respectively. These limited partner interests had carrying values of $194 million and $202 million at December 31, 2011 and 2010, respectively, and are recorded in other assets on the Company’s Consolidated Balance Sheets. The Company’s maximum exposure to loss for these limited partner investments totaled $472 million and $458 million at December 31, 2011 and 2010, respectively. The Company’s maximum exposure to loss would be borne by the loss of the limited partnership equity investments along with $249 million and $222 million of loans, interest-rate swaps or letters of credit issued by the Company to the limited partnerships at December 31, 2011 and 2010, respectively. The difference between the maximum exposure to loss and the investment and loan balances is primarily attributable to the unfunded equity commitments. Unfunded equity commitments are amounts that the Company has committed to the partnerships upon the partnerships meeting certain conditions. When these conditions are met, the Company will invest these additional amounts in the partnerships.
Additionally, the Company invests in funds whose purpose is to invest in affordable housing developments as the limited partner investor. The Company owns minority and noncontrolling interests in these funds. As of December 31, 2011 and 2010, the Company's investment in these funds totaled $68 million and $62 million, respectively, and the Company's maximum exposure to loss on its equity investments, which is comprised of its investments in the funds plus any additional unfunded equity commitments, was $108 million and $80 million, respectively.
When the Company owns both the limited partner and general partner interests or acts as the indemnifying party, the Company consolidates the partnerships. As of December 31, 2011 and 2010, total assets, which consist primarily of fixed assets and cash, attributable to the consolidated, non-VIE partnerships were $360 million and $394 million, respectively, and total liabilities, excluding intercompany liabilities, primarily representing third party borrowings, were $107 million and $123 million, respectively. See Note 19, “Fair Value Election and Measurement,” for further discussion on the impact of impairment charges on affordable housing partnership investments.
Registered and Unregistered Funds Advised by RidgeWorth
RidgeWorth, a registered investment advisor and majority owned subsidiary of the Company, serves as the investment advisor for various private placement, common and collective funds, and registered mutual funds (collectively the “Funds”). The Company evaluates these Funds to determine if the Funds are VIEs. In February 2010, the FASB issued guidance that defers the application of the existing VIE consolidation guidance for investment funds meeting certain criteria. All of the registered and unregistered Funds advised by RidgeWorth meet the scope exception criteria and thus are not evaluated for consolidation under the guidance. Accordingly, the Company continues to apply the consolidation guidance in effect prior to the issuance of the existing guidance to interests in funds that qualify for the deferral.
The Company has concluded that some of the Funds are VIEs. However, the Company has concluded that it is not the primary beneficiary of these funds as the Company does not absorb a majority of the expected losses nor expected returns of the funds. The Company’s exposure to loss is limited to the investment advisor and other administrative fees it earns and if applicable, any equity investments. The total unconsolidated assets of these funds as of December 31, 2011 and 2010 were $1.1 billion and $1.9 billion, respectively.
The Company does not have any contractual obligation to provide monetary support to any of the Funds. The Company did not provide any significant support, contractual or otherwise, to the Funds during the years ended December 31, 2011 and 2010.

Long-Term Debt and Contractual Commitments	12 Months Ended
Dec. 31, 2011
Long-term Debt and Contractual Commitments [Abstract]
Long-term Debt and Contractual Commitments
NOTE 12 - LONG-TERM DEBT AND CONTRACTUAL COMMITMENTS
Long-term debt at December 31 consisted of the following:

(Dollars in millions)
Parent Company Only	2011	2010	Interest Rates	Maturities
Senior, fixed rate [1]	$2,719	$922	3.25% - 6.00%	2012 - 2028
Senior, variable rate	1,527	1,512	0.58 - 3.00	2012 - 2019
Subordinated, fixed rate	200	200	6.00	2026
Junior subordinated, fixed rate	1,197	1,693	6.10 - 7.88	2036 - 2068
Junior subordinated, variable rate	651	651	1.12 - 3.98	2027 - 2034
Total Parent Company debt (excluding intercompany of $160 as of December 31, 2011 and 2010)	6,294	4,978
Subsidiaries
Senior, fixed rate [2]	350	2,640	0.50 - 10.75	2012 - 2048
Senior, variable rate [3]	2,504	3,443	0.52 - 7.50	2012 - 2037
Subordinated, fixed rate [4]	1,260	2,087	5.00 - 7.25	2015 - 2028
Subordinated, variable rate	500	500	0.67 - .80	2015
Total subsidiaries debt	4,614	8,670
Total long-term debt	$10,908	$13,648
[1] Debt recorded at fair value, $448 million and $460 million, at December 31, 2011 and 2010, respectively.
[2] Includes leases and other obligations that do not have a stated interest rate.
[3] Debt recorded at fair value, $289 million and $290 million, at December 31, 2011 and 2010, respectively.
[4] Debt recorded at fair value.
Long-term debt included $460 million and $1.5 billion of foreign denominated debt at December 31, 2011 and 2010, respectively. Maturities of long-term debt are: 2012 – $2.4 billion; 2013 – $136 million; 2014 – $19 million; 2015 – $799 million; 2016 – $1.1 billion; and thereafter – $6.5 billion. Government guaranteed debt issued under the FDIC's Temporary Liquidity Guarantee Program was $576 million and $2.7 billion at December 31, 2011 and 2010, respectively.
Restrictive provisions of several long-term debt agreements prevent the Company from creating liens on, disposing of, or issuing (except to related parties) voting stock of subsidiaries. Further, there are restrictions on mergers, consolidations, certain leases, sales or transfers of assets, minimum shareholders’ equity, and maximum borrowings by the Company. As of December 31, 2011, the Company was in compliance with all covenants and provisions of long-term debt agreements. As currently defined by federal bank regulators, long-term debt of $1.9 billion and $2.4 billion as of December 31, 2011 and 2010, respectively, qualified as Tier 1 capital, and long-term debt of $1.6 billion and $1.8 billion as of December 31, 2011 and 2010, respectively, qualified as Tier 2 capital. As of December 31, 2011, the Company had collateral pledged to the FHLB of Atlanta to support $10.8 billion of available borrowing capacity with $27 million of long-term debt and $7.0 billion of short-term debt outstanding at December 31, 2011.

The Company does not consolidate certain wholly-owned trusts which had been formed for the sole purpose of issuing trust preferred securities. The proceeds from the trust preferred securities issuances were invested in junior subordinated debentures of the Parent Company. The obligations of these debentures constitute a full and unconditional guarantee by the Parent Company of the trust preferred securities.
During 2011, the Company issued $1.0 billion of 3.60% senior notes that will mature in 2016, and $750 million of 3.50% senior notes that will mature in 2017. During the year, a $2.1 billion senior note, $1.1 billion of foreign denominated debt, and $852 million of subordinated debt matured. Additionally, the Company repurchased and retired $395 million and $101 million of junior subordinated notes that were due in 2036 and 2042, respectively, and recognized a net gain of $3 million.
In the normal course of business, the Company enters into certain contractual obligations. Such obligations include obligations to make future payments on lease arrangements, contractual commitments for capital expenditures, and service contracts. As of December 31, 2011, the Company had the following in unconditional obligations:

	As of December 31, 2011
(Dollars in millions)	1 year or less	1-3 years	3-5 years	After 5 years	Total
Operating lease obligations	$214	$399	$346	$509	$1,468
Capital lease obligations [1]	1	2	3	6	12
Purchase obligations [2]	81	296	184	146	707
Total	$296	$697	$533	$661	$2,187
[1] Amounts do not include accrued interest.
[2] Includes contracts with a minimum annual payment of $5 million.

Net Income/(Loss) Per Common Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Net Income/(Loss) Per Share
NOTE 13 – NET INCOME/(LOSS) PER COMMON SHARE
Equivalent shares of 26 million, 31 million, and 32 million related to common stock options and common stock warrants outstanding as of December 31, 2011, 2010, and 2009 respectively, were excluded from the computations of diluted income/(loss) per average common share because they would have been anti-dilutive. Further, for EPS calculation purposes, during the years ended December 31, 2010 and 2009, the impact of dilutive securities was excluded from the diluted share count because the Company recognized a net loss available to common shareholders and the impact would have been anti-dilutive.
A reconciliation of the difference between average basic common shares outstanding and average diluted common shares outstanding for the years ended December 31, 2011, 2010, and 2009 is included below. Additionally, included below is a reconciliation of net income/(loss) to net income/(loss) available to common shareholders.

(In millions, except per share data)	2011	2010	2009
Net income/(loss)	$647	$189	($1,564)
Preferred dividends, Series A	(7)	(7)	(14)
Dividends and accretion of discount on preferred stock issued to the U.S. Treasury	(66)	(267)	(266)
Accretion associated with repurchase of preferred stock issued to the U.S. Treasury	(74)	—	—
Gain on repurchase of Series A preferred stock	—	—	94
Dividends and undistributed earnings allocated to unvested shares	(5)	(2)	17
Net income/(loss) available to common shareholders	$495	($87)	($1,733)
Average basic common shares	524	495	435
Effect of dilutive securities:
Stock options	2	1	—
Restricted stock	2	3	2
Average diluted common shares	528	499	437
Net income/(loss) per average common share - diluted	$0.94	($0.18)	($3.98)
Net income/(loss) per average common share - basic	$0.94	($0.18)	($3.98)

Capital	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Capital
NOTE 14 – CAPITAL
In March 2011, the Federal Reserve completed its review of the Company’s capital plan in connection with the CCAR. Upon completion of the review, the Federal Reserve did not object to the Company’s capital plan as originally submitted in January 2011. As a result, during the first quarter of 2011, the Company completed a $1.0 billion common stock offering and a $1.0 billion senior debt offering, which pays 3.60% interest and is due in 2016.
On March 30, 2011, the Company used the proceeds from these offerings as well as from other available funds to repurchase $3.5 billion of Fixed Rate Cumulative Preferred Stock, Series C, and $1.4 billion of Fixed Rate Cumulative Preferred Stock, Series D, that was issued to the U.S. Treasury under the TARP’s CPP in 2008. As a result of the repurchase of Series C and D Preferred Stock, the Company incurred a one-time non-cash charge to net income/(loss) available to common shareholders of $74 million related to accelerating the outstanding discount accretion on the Series C and D Preferred Stock. The discount associated with the Series C and D Preferred Stock was being amortized over a five-year period from each respective issuance date using the effective yield method and totaled $6 million, $25 million and $23 million during 2011, 2010 and 2009, respectively.
On January 9, 2012, the Company submitted its latest CCAR capital plan which is currently under review by the Federal Reserve.
The Company is subject to various regulatory capital requirements which involve quantitative measures of the Company’s assets.

 Capital Ratios

Capital ratios at December 31, consisted of the following:

	2011		2010
(Dollars in millions)	Amount	Ratio	Amount	Ratio
SunTrust Banks, Inc.
Tier 1 common	$12,254	9.22%	$10,737	8.08%
Tier 1 capital	14,490	10.90	18,156	13.67
Total capital	18,177	13.67	21,967	16.54
Tier 1 leverage		8.75		10.94
SunTrust Bank
Tier 1 capital	$14,026	10.70%	$13,120	10.05%
Total capital	17,209	13.13	16,424	12.58
Tier 1 leverage		8.69		8.33

Substantially all of the Company’s retained earnings are undistributed earnings of the Bank, which are restricted by various regulations administered by federal and state bank regulatory authorities. There was no capacity for payment of cash dividends to the Parent Company under these regulations at December 31, 2011 and 2010. At January 1, 2012, retained earnings of the Bank available for payment of cash dividends to the Parent Company under these regulations totaled approximately $697 million. Additionally, the Federal Reserve requires the Company to maintain cash reserves. As of December 31, 2011 and 2010, these reserve requirements totaled $1.7 billion and $1.4 billion, respectively and were fulfilled with a combination of cash on hand and deposits at the Federal Reserve.
Preferred Stock
Preferred stock at December 31 consisted of the following:

(Dollars in millions)	2011	2010
Series A (1,725 shares outstanding)	$172	$172
Series B (1,025 shares outstanding at December 31, 2011)	103	—
Series C (35,000 shares outstanding at December 31, 2010)	—	3,442
Series D (13,500 shares outstanding at December 31, 2010)	—	1,328
	$275	$4,942

On September 12, 2006, the Company issued depositary shares representing ownership interests in 5,000 shares of Perpetual Preferred Stock, Series A, no par value and $100,000 liquidation preference per share (the “Series A Preferred Stock”). The Series A Preferred Stock has no stated maturity and will not be subject to any sinking fund or other obligation of the Company. Dividends on the Series A Preferred Stock, if declared, will accrue and be payable quarterly at a rate per annum equal to the greater of three-month LIBOR plus 0.53%, or 4.00%. Dividends on the shares are noncumulative. Shares of the Series A Preferred Stock have priority over the Company’s common stock with regard to the payment of dividends. As such, the Company may not pay dividends on or repurchase, redeem, or otherwise acquire for consideration shares of its common stock unless dividends for the Series A Preferred Stock have been declared for that period and sufficient funds have been set aside to make payment. On September 15, 2011, the Series A Preferred Stock became redeemable at the Company’s option at a redemption price equal to $100,000 per share, plus any declared and unpaid dividends. Except in certain limited circumstances, the Series A Preferred Stock does not have any voting rights. During 2009, the Company repurchased 3,275 shares of the Series A Preferred Stock.
On December 15, 2011, the Company issued depositary shares representing ownership interests in 1,025 shares of Perpetual Preferred Stock, Series B, no par value and $100,000 liquidation preference per share (the "Series B Preferred Stock"). The Series B Preferred Stock has no stated maturity and will not be subject to any sinking fund or other obligation of the Company. Dividends on the Series B Preferred Stock, if declared, will accrue and be payable quarterly at a rate per annum equal to the greater of three-month LIBOR plus 0.65%, or 4.00%. Dividends on the shares are noncumulative. Shares of the Series B Preferred Stock have priority over the Company's common stock with regard to the payment of dividends. As such, the Company may not pay dividends on or repurchase, redeem, or otherwise acquire for consideration shares of its common stock unless dividends for the Series B Preferred Stock have been declared for that period, and sufficient funds have been set aside to make payment. The Series B Preferred Stock were immediately redeemable upon issuance at the Company's option at a redemption price equal to $100,000 per share, plus any declared and unpaid dividends. Except in certain limited circumstances, the Series B Preferred Stock does not have any voting rights.
On November 14, 2008, as part of the CPP established by the U.S. Treasury under the EESA, the Company entered into a Purchase Agreement with the U.S. Treasury pursuant to which the Company issued and sold to the U.S. Treasury 35,000 shares of the Company’s Fixed Rate Cumulative Perpetual Preferred Stock, Series C, having a liquidation preference of $100,000 per share (the “Series C Preferred Stock”), and a ten-year warrant to purchase up to 11,891,280 shares of the Company’s common stock, par value $1.00 per share, at an initial exercise price of $44.15 per share, for an aggregate purchase price of $3.5 billion in cash.
On December 31, 2008, as part of the CPP established by the U.S. Treasury under the EESA, the Company entered into a Purchase Agreement with the U.S. Treasury dated December 31, 2008, pursuant to which the Company issued and sold to the U.S. Treasury 13,500 shares of the Company’s Fixed Rate Cumulative Perpetual Preferred Stock, Series D, having a liquidation preference of $100,000 per share (the “Series D Preferred Stock”), and a ten-year warrant to purchase up to 6,008,902 shares of the Company’s common stock, par value $1.00 per share, at an initial exercise price of $33.70 per share, for an aggregate purchase price of $1.4 billion in cash.
The Company repurchased the aforementioned Series C and D Cumulative Perpetual Preferred Stock on March 30, 2011. On September 22, 2011, the U.S. Treasury auctioned a total of 17.9 million of the Company's warrants to purchase 11.9 million shares of SunTrust common stock at an exercise price of $44.15 per share (Series B warrants) and 6 million shares of SunTrust common stock at an exercise price of $33.70 per share (Series A warrants). The warrants were issued by SunTrust to the U.S. Treasury in connection with its investment in SunTrust Banks, Inc. under the CPP and have expiration dates of November 2018 (Series B) and December 2018 (Series A). In conjunction with the U.S. Treasury's auction, the Company acquired 4 million of the Series A warrants for $11 million and retired them.
Common and Preferred Dividends
The Company remains subject to certain restrictions on its ability to increase the dividend on common shares as a result of participating in the U.S. Treasury’s CPP. If the Company increases its dividend above $0.54 per share per quarter prior to the tenth anniversary of its participation in the CPP, then the anti-dilution provision within the warrants issued in connection with the Company’s participation in the CPP will require the exercise price and number of shares to be issued upon exercise to be proportionately adjusted. The amount of such adjustment is determined by a formula and depends in part on the extent to which the Company raises its dividend. The formulas are contained in the warrant agreements which were filed as exhibits to Form 8-As filed on September 23, 2011.
During the years ended December 31, 2011, 2010 and 2009, SunTrust paid cash dividends on perpetual preferred stock totaling $67 million, $239 million and $246 million, respectively. SunTrust also declared and paid common dividends totaling $64 million, or $0.12 per common share, $20 million, or $0.04 per common share, and $83 million, or $0.22 per common share during the years ended December 31, 2011, 2010, and 2009, respectively.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Taxes
NOTE 15 - INCOME TAXES
The components of income tax provision included in the Consolidated Statements of Income/(Loss) were as follows:

(Dollars in millions)	Year ended December 31
Current income tax expense/(benefit):	2011	2010	2009
Federal	($4)	$—	($7)
State	—	(14)	3
Total	($4)	($14)	($4)
Deferred income tax expense/(benefit):
Federal	$81	($177)	($798)
State	2	6	(96)
Total	83	(171)	(894)
Total income tax expense/(benefit)	$79	($185)	($898)

The income tax provision does not reflect the tax effects of unrealized gains and losses and other income and expenses recorded in AOCI. For additional information on AOCI, see Note 22, “Accumulated Other Comprehensive Income.”

A reconciliation of the expected income tax expense/(benefit) at the statutory federal income tax rate of 35% to the Company’s actual provision for income taxes and the effective tax rate is as follows:

	Year ended December 31
	2011		2010		2009
(Dollars in millions)	Amount	Percent of Pre-Tax Income	Amount	Percent of Pre-Tax Income [1]	Amount	Percent of Pre-Tax Income
Income tax expense/(benefit) at federal statutory rate	$254	35.0%	$1	35.0%	($861)	(35.0)%
Increase (decrease) resulting from:
Tax-exempt interest	(72)	(9.9)	(74)	NM	(79)	(3.2)
Dividends received deduction	(14)	(1.9)	(13)	NM	(12)	(0.5)
Income tax credits, net	(88)	(12.1)	(88)	NM	(80)	(3.2)
State income taxes, net	2	0.2	12	NM	(48)	(2.0)
Completion of audit examinations by taxing authorities	—	—	(20)	NM	(55)	(2.2)
Goodwill impairment	—	—	—	—	237	9.6
Other	(3)	(0.4)	(3)	NM	—	—
Total income tax expense/(benefit) and rate	$79	10.9%	($185)	NM	($898)	(36.5)%
[1] "NM" - Calculated percentage was not considered to be meaningful

Deferred income tax assets and liabilities result from differences between the timing of the recognition of assets and liabilities for financial reporting purposes and for income tax return purposes. These assets and liabilities are measured using the enacted tax rates and laws that are currently in effect. The net deferred income tax liability is recorded in other liabilities in the Consolidated Balance Sheets. The significant components of the DTAs and DTLs as of December 31 were as follows:

(Dollars in millions)	2011	2010
DTAs:
Allowance for loan and lease losses	$906	$1,092
Accrued expenses	509	378
State NOL and other carryforwards (net of federal benefit)	197	182
Federal NOL	—	24
Federal credits and other carryforwards	266	256
Other	175	276
Total gross DTAs	2,053	2,208
Valuation allowance	(65)	(50)
Total DTAs	$1,988	$2,158
DTLs:
Net unrealized gains in AOCI	$995	$915
Leasing	728	701
Compensation and employee benefits	100	88
MSRs	613	610
Loans	47	135
Goodwill and intangible assets	121	97
Fixed assets	177	148
Other	95	113
Total DTLs	$2,876	$2,807
Net DTL	($888)	($649)

The DTAs include a federal NOL and other federal carryforwards of $266 million and $280 million as of December 31, 2011 and 2010, respectively, the majority of which will expire, if not utilized, by 2031. The DTAs also include state NOLs and other state carryforwards of $197 million and $182 million as of December 31, 2011 and 2010, respectively. The state carryforwards will expire, if not utilized, in varying amounts from 2012 to 2031. At December 31, 2011 and 2010, the Company recorded a valuation allowance against its state carryforwards and certain state DTAs of $65 million and $50 million, respectively. The Company determined that a valuation allowance is not required for the federal and the remaining state DTAs because it is more likely than not these assets will be realized against future taxable income.
As of December 31, 2011 and 2010, the Company’s liability for UTBs, excluding interest and penalties, was $133 million and $132 million, respectively. The amount of UTBs that, if recognized, would affect the Company's effective tax rate was $90 million at December 31, 2011. Additionally, the Company had a liability of $21 million for interest related to its UTBs at December 31, 2011 and 2010. Interest income recognized related to UTBs was less than $1 million and approximately $10 million for the years ended December 31, 2011 and 2010, respectively. Interest related to UTBs is recorded as a component of the income tax provision. The Company continually evaluates the UTBs associated with its uncertain tax positions. It is reasonably possible that the liability for UTBs could decrease during the next 12 months by up to $40 million due to completion of tax authority examinations and the expiration of statutes of limitations.

The Company files consolidated and separate income tax returns in the U.S. federal jurisdiction and in various state jurisdictions. The Company's federal income tax returns are no longer subject to examination by the IRS for taxable years prior to 2006. The IRS audit of the 2006 federal income tax return is closed, but the return is still subject to examination to the extent of carryback claims. The Company's 2007 through 2009 federal income tax returns are currently under examination by the IRS. With limited exceptions, the Company is no longer subject to examination by state and local taxing authorities for taxable years prior to 2006.

The following table provides a rollforward of the Company's federal and state UTBs for the year ended December 31:

	2011	2010
(Dollars in millions)
Balance at January 1	$132	$188
Increases in UTBs related to prior years	12	26
Decreases in UTBs related to prior years	(12)	(11)
Increases in UTBs related to the current year	8	4
Decreases in UTBs related to settlements	(1)	(57)
Decreases in UTBs related to lapse of the applicable statutes of limitations	(6)	(18)
Balance at December 31	$133	$132

Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
Employee Benefit Plans
NOTE 16 - EMPLOYEE BENEFIT PLANS
The Company sponsors various short-term incentive and LTI plans for eligible employees. The Company delivers LTIs through various incentive programs, including stock options, restricted stock, LTI cash, and salary shares. Awards under the LTI cash plan cliff vest over a period of three years from the date of the award and are paid in cash. MIP is the Company's short-term cash incentive plan for key employees that provides for potential annual cash awards based on the Company's performance and/or the achievement of business unit and individual performance objectives. Compensation expense for the MIP and LTI Cash plans was $116 million, $77 million and $28 million for the years ended December 31, 2011, 2010, and 2009, respectively.
The terms related to TARP prohibited the payment of any bonus, incentive compensation or stock option award to our five NEOs and certain other highly compensated executives. As a result, until the Company repaid the U.S. government's TARP investment, SunTrust continued the use of salary shares in 2011 as defined in the U.S. Treasury’s Interim Final Rule on TARP Standards for Compensation and Corporate Governance. Specifically, the Company paid additional base salary amounts in the form of stock (salary shares) to the SEOs and some of the other employees who were among the next 20 most highly-compensated employees. The Company did this each pay period in the form of stock units under the SunTrust Banks, Inc. 2009 Stock Plan (the "2009 Stock Plan"). The stock units did not include any rights to receive dividends or dividend equivalents. As required by EESA, each salary share was non-forfeitable upon grant and may not be sold or transferred until the expiration of a holding period (except as necessary to satisfy applicable withholding taxes). As a result, these individuals are at risk for the value of the Company's stock price until the stock unit is settled. The stock units are settled in cash; for the 2010 salary shares, one half was settled on March 31, 2011 and one half will be settled on March 31, 2012, unless settled earlier due to the executive’s death. The 2011 salary shares were settled on March 30, 2011, the date the Company repaid the U.S. government's TARP investment. The amount to be paid on settlement of the stock units will be equal to the value of a share of SunTrust common stock on the settlement date. Benefit plan determinations and limits were established to ensure that the salary shares were accounted for equitably within relevant benefit plans. In 2011, the value of salary shares paid was $7 million. As of December 31, 2011, the accrual related to salary shares was $3 million.
Following the repayment by SunTrust of the U.S. Treasury’s TARP investment in the Company, the Compensation Committee of the Board approved a revised compensation structure for the Company’s NEOs. Effective April 1, 2011, the compensation structure includes an annual incentive opportunity under the Company’s existing MIP. A new LTI arrangement was also implemented. The design of the LTI plan delivers 50% restricted stock units with vesting tied to the Company’s total shareholder return relative to a peer group consisting of the banks which comprise the KBW Bank Sector Index. The remaining 50% of the LTI plan will consist of approximately half restricted stock units, the vesting of which is tied to the achievement of a Tier 1 capital ratio target, and the other half in stock options. These grants are reflected in the summary of stock option and restricted stock activity table, including the aforementioned restricted stock units granted in 2011.
Stock-Based Compensation
The Company provides stock-based awards through the SunTrust Banks Inc. 2009 Stock Plan (as amended and restated effective January 1, 2011) under which the Compensation Committee of the Board of Directors (the “Committee”) has the authority to grant stock options, restricted stock, and restricted stock units, of which some may have performance features such as vesting tied to the Company's total shareholder return relative to a peer group or vesting tied to the achievement of a Tier 1 capital ratio target, to key employees of the Company. Under the 2009 Stock Plan, approximately 21 million shares of common stock is authorized and reserved for issuance, of which no more than 17 million shares may be issued as restricted stock or stock units. See the summary of stock option and restricted stock activity table for the shares available for additional grants. Stock options are granted at a price which is no less than the fair market value of a share of SunTrust common stock on the grant date and may be either tax-qualified incentive stock options or non-qualified stock options. Stock options typically vest after three years and generally have a maximum contractual life of ten years and upon option exercise, shares are issued to employees from treasury stock.

Shares of restricted stock may be granted to employees and directors and typically cliff vest after three years. Restricted stock grants may be subject to one or more criteria, including employment, performance, or other conditions as established by the Committee at the time of grant. Any shares of restricted stock that are forfeited will again become available for issuance under the Stock Plan. An employee or director has the right to vote the shares of restricted stock after grant unless and until they are forfeited. Compensation cost for restricted stock is equal to the fair market value of the shares at the date of the award and is amortized to compensation expense over the vesting period. Dividends are paid on awarded but unvested restricted stock.

The fair value of each stock option award is estimated on the date of grant using a Black-Scholes valuation model. The expected volatility represents the implied volatility of SunTrust stock. The expected term represents the period of time that stock options granted are expected to be outstanding and is derived from historical data which is used to evaluate patterns such as stock option exercise and employee termination. Through repurchase of preferred stock issued to the U.S. Treasury in first quarter 2011, the expected dividend yield was based on the current rate in effect at grant date. Beginning in second quarter, the Company began using the projected dividend to be paid in the dividend yield assumption. The risk-free interest rate is derived from the U.S. Treasury yield curve in effect at the time of grant based on the expected life of the option.
The weighted average fair values of options granted during 2011, 2010 and 2009 were $10.51, $12.78 and $5.13 per share, respectively. The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions:

	Year Ended December 31
	2011	2010	2009
Dividend yield	0.75%	0.17%	4.16%
Expected stock price volatility	34.87	56.09	83.17
Risk-free interest rate (weighted average)	2.48	2.80	1.94
Expected life of options	6 years	6 years	6 years

The following table presents a summary of stock option and restricted stock activity:

	Stock Options			Restricted Stock			Restricted Stock Units
(Dollars in millions, except per share data)	Shares	Price Range	Weighted Average Exercise Price	Shares	Deferred Compensation Grant Price	Weighted Average Grant Price	Shares	Price Range	Weighted Average Grant Price
Balance, January 1, 2009	15,641,872	$17.06-$150.45	$65.29	3,803,412	$113	$64.61	—	$—	$—
Granted	3,803,796	9.06	9.06	2,565,648	28	10.40	66,420	26.96	26.96
Exercised/vested	—	—	—	(1,255,092)	—	64.79	—	—	—
Cancelled/expired/forfeited	(1,784,452)	9.06 - 149.81	65.39	(343,796)	(16)	46.59	—	—	—
Amortization of restricted stock compensation	—	—	—	—	(66)	—	—	—	—
Balance, December 31, 2009	17,661,216	9.06 - 150.45	53.17	4,770,172	59	37.02	66,420	26.96	26.96
Granted	1,192,974	22.69 - 27.79	23.64	1,355,075	33	24.01	—	—	—
Exercised/vested	—	—	—	(1,266,267)	—	67.27	—	—	—
Cancelled/expired/forfeited	(1,711,690)	9.06 - 140.14	52.62	(238,171)	(7)	29.22	(1,230)	26.96	26.96
Amortization of restricted stock compensation	—	—	—	—	(42)	—	—	—	—
Balance, December 31, 2010	17,142,500	9.06 - 150.45	51.17	4,620,809	43	25.32	65,190	26.96	26.96
Granted	813,265	19.98 - 32.27	29.70	1,400,305	44	31.27	344,590	27.50 - 42.10	37.57
Exercised/vested	(20,000)	9.06	9.06	(1,085,252)	—	50.37	—	—	—
Cancelled/expired/forfeited	(2,066,348)	9.06 - 140.40	63.40	(313,695)	(7)	22.07	(4,305)	26.96	26.96
Amortization of restricted stock compensation	—	—	—	—	(32)	—	—	—	—
Balance, December 31, 2011	15,869,417	$9.06-$150.45	$48.53	4,622,167	$48	$21.46	405,475	$26.96-$42.10	$35.98
Exercisable, December 31, 2011	10,294,719		$66.20
Available for Additional Grant, December 31, 2011[1]	20,355,430
[1] Includes 13,759,670 shares available to be issued as restricted stock.

The following table presents information on stock options by ranges of exercise price at December 31, 2011:

(Dollars in millions, except per share data)
	Options Outstanding				Options Exercisable
Range of Exercise Prices	Number Outstanding as of December 31, 2011	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Total Aggregate Intrinsic Value	Number Exercisable as of December 31, 2011	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Total Aggregate Intrinsic Value
$9.06 to 49.46	6,109,094	$17.47	6.98	$31	534,396	$33.95	1.54	$2
$49.47 to 64.57	2,559,551	54.73	1.10	—	2,559,551	54.73	1.10	—
$64.58 to 150.45	7,200,772	72.67	3.10	—	7,200,772	72.67	3.10	—
	15,869,417	$48.53	4.27	$31	10,294,719	$66.20	2.52	$2

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the difference between the Company’s closing stock price on the last trading day of 2011 and the exercise price, multiplied by the number of in-the-money stock options) that would have been received by the option holders had all option holders exercised their options on December 31, 2011. This amount changes based on the fair market value of the Company’s stock. Total intrinsic value of options exercised for the years ended December 31, 2011, 2010 and 2009 was less than $1 million each year. Total fair value, measured as of the grant date, of restricted shares vested was $55 million, $85 million, and $81 million, for the years ended December 31, 2011, 2010 and 2009, respectively.
As of December 31, 2011 and 2010, there was $63 million and $62 million, respectively, of unrecognized stock-based compensation expense related to nonvested stock options and restricted stock. The unrecognized stock compensation expense as of December 31, 2011 is expected to be recognized over a weighted average period of 2.2 years.

Stock-based compensation expense recognized in noninterest expense was as follows:

	Year Ended December 31
(Dollars in millions)	2011	2010	2009
Stock-based compensation expense:
Stock options	$15	$14	$12
Restricted stock	32	42	66
Restricted stock units	10	—	—
Total stock-based compensation expense	$57	$56	$78

The recognized stock-based compensation tax benefit was $22 million, $21 million and $30 million for the years ended December 31, 2011, 2010, and 2009, respectively.
In addition to the SunTrust stock-based compensation awards, the Company has two subsidiaries which sponsor separate equity plans where subsidiary restricted stock or restricted membership interests are granted to key employees of the subsidiaries. These awards may be subject to one or more vesting criteria, including employment, performance or other conditions as established by the board of directors or manager of the subsidiary at the time of grant. Compensation cost for these restricted awards is equal to the fair market value of the shares at the date of the award and is amortized to compensation expense over the vesting period considering assumed forfeitures. As the equity of these subsidiaries does not trade in public markets, fair value at grant date is determined based on a current external valuation. Depending on the specific terms of the awards, unvested awards may or may not be entitled to receive dividends or distributions during the vesting period. The restricted stock awards and restricted membership interest awards are subject to certain fair value put and call provisions subsequent to vesting. Stock-based compensation expense recognized in noninterest expense for these subsidiary equity plans for the years ended December 31, 2011, 2010 and 2009 totaled $8 million, $13 million and $1 million, respectively. At the end of 2010, the vesting of some of these awards caused the Company to record noncontrolling interest. In December 2011, one of the subsidiaries converted all unvested membership interest awards into LTI cash awards for a fixed dollar amount equal to the fair value of the member interest at the date of modification. The modified awards will continue to vest based on their original vesting schedule, and expense will be recognized based on the higher of the original grant value or the modified value.

Retirement Plans
Defined Contribution Plan
SunTrust maintains a qualified defined contribution plan that offers a dollar for dollar match on the first 5% of eligible pay that a participant, including executive participants, elects to defer to the 401(k) plan. Compensation expense related to this plan for the years ended December 31, 2011, 2010 and 2009 totaled $81 million, $74 million and $76 million, respectively, excluding the $28 million special contribution in 2011 discussed below.
SunTrust also maintains the SunTrust Banks, Inc. Deferred Compensation Plan in which key executives of the Company are eligible. In accordance with the terms of the plan, the matching contribution to the Deferred Compensation Plan is the same percentage of match as provided in the qualified 401(k) Plan, which is 100% of the first 5% of eligible pay that a participant, including an SEO, elects to defer to the plan, subject to such limitations as may be imposed by the plans’ provisions and applicable laws and regulations. Effective January 1, 2011, employees hired on or after January 1, 2011 will become vested in the Company’s 401(k) matching contributions and matching contributions under the Deferred Compensation Plan upon completion of two years of vesting service. Effective January 1, 2012, the Company's 401(k) plan and the Deferred Compensation Plan were amended to increase the matching contribution from 5% to 6% and to permit additional discretionary Company contributions equal to a fixed percent of eligible earnings, as defined in the applicable plan. Additionally, the Company's 401(k) plan and the Deferred Compensation Plan were amended to provide for a special contribution equal to 5% of eligible 2011 earnings for employees who have: (1) at least 20 years of service as of December 31, 2011, or (2) 10 years of service and the sum of age and service equals or exceeds 60 as of December 31, 2011. Compensation expense related to this contribution was $28 million.
Noncontributory Pension Plans
SunTrust maintains a funded, noncontributory qualified retirement plan (the "Retirement Plan") covering employees meeting certain service requirements. The plan provides benefits based on salary and years of service and, effective January 1, 2008, either a traditional pension benefit formula, a cash balance formula (the Personal Pension Account) or a combination of both. Participants are 100% vested after 3 years of service. The interest crediting rate applied to each Personal Pension Account was an annual effective rate of 4.42% for 2011. SunTrust monitors the funded status of the plan closely and due to the current funded status, SunTrust did not make a contribution for the 2011 plan year.
On October 1, 2004, SunTrust acquired NCF. Prior to the acquisition, NCF sponsored a funded qualified retirement plan, an unfunded nonqualified retirement plan for some of its participants, and certain other postretirement health benefits for its employees. Through plan amendments effective December 31, 2004 and January 1, 2008 participants' benefits under the NCF Retirement Plan were frozen with the exception of adjustments for pay increases after 2004. Similar to the SunTrust Retirement Plan, due to the current funded status of the NCF Retirement Plan, SunTrust did not make a contribution for the 2011 plan year.
SunTrust also maintains unfunded, noncontributory nonqualified supplemental defined benefit pension plans that cover key executives of the Company (the "SERP", the "ERISA Excess Plan" and the "Restoration Plan"). The plans provide defined benefits based on years of service and final average salary. SunTrust’s obligations for these nonqualified supplemental defined benefit pension plans are included within the qualified Pension Plans in the tables presented in this section under “Pension Benefits”.
Effective January 1, 2008, the SERP was amended to reduce the benefit formula for future service accruals for certain existing participants and to implement a new SERP Personal Pension Account (cash balance formula) for certain other existing participants with no limit on pay for SERP Tier 2 participants and a minimum preserved benefit for SERP participants at December 31, 2007. ERISA Excess Plan participants accrue benefits under benefit formulas that mirror the revised benefit formulas in the Retirement Plan but with an earnings limit of two times the Retirement Plan's eligible earnings.
On December 31, 2010, the Company adopted the SunTrust Banks, Inc. Restoration Plan (the “Restoration Plan”) effective January 1, 2011. The Restoration Plan is a nonqualified defined benefit cash balance plan designed to restore benefits to certain employees that are limited under provisions of the Internal Revenue Code which are not otherwise provided for under the ERISA Excess Plan. The benefit formula under the Restoration Plan is the same as the Personal Pension Account under the Retirement Plan.

Effective January 1, 2011, a separate retirement plan was created exclusively for inactive and retired employees (“SunTrust Banks, Inc. Retirement Plan for Inactive Participants”). Obligations and related plan assets were transferred from the SunTrust Banks, Inc. Retirement Plan to the new plan.

The Retirement Plan, the SERP, the ERISA Excess Plan, and the Restoration Plan were each amended on November 14, 2011 to cease all future benefit accruals. As a result, the traditional pension benefit formulas (final average pay formulas) will not reflect future salary increases and benefit service after December 31, 2011, and compensation credits under the Personal Pension Accounts (cash balance formula) will cease. However, interest credits under the Personal Pension Accounts will continue to accrue until benefits are distributed and service will continue to be recognized for vesting and eligibility requirements for early retirement. Additionally, the NCF Retirement Plan, which had been previously curtailed with respect to future benefit accruals, was amended to cease any adjustments for pay increases after December 31, 2011. As a result of the curtailment, the SunTrust Retirement Plan for Inactive Participants will be merged into the Retirement Plan effective January 1, 2012. The Company recorded a curtailment gain of $88 million which is reflected in employee benefits expense on the Consolidated Statements of Income/(Loss), and reduction to the pension benefit obligation of $96 million which is reflected in the Consolidated Balance Sheets. The curtailment gain was partially offset by the $28 million special 401(k) contribution noted above.
Other Postretirement Benefits
Although not under contractual obligation, SunTrust provides certain health care and life insurance benefits to retired employees (“Other Postretirement Benefits” in the tables below). At the option of SunTrust, retirees may continue certain health and life insurance benefits if they meet age and service requirements for Other Postretirement Benefits while working for the Company. The health care plans are contributory with participant contributions adjusted annually, and the life insurance plans are noncontributory. Certain retiree health benefits are funded in a Retiree Health Trust. In addition, certain retiree life insurance benefits are funded in a VEBA. SunTrust reserves the right to amend or terminate any of the benefits at any time.
Assumptions
The SunTrust Benefits Finance Committee reviews and approves the assumptions for year-end measurement calculations. A discount rate is used to determine the present value of future benefit obligations. The discount rate for each plan is determined by matching the expected cash flows of each plan to a yield curve based on long-term, high quality fixed income debt instruments available as of the measurement date. A series of benefit payments projected to be paid by the plan for the next 100 years is developed based on the most recent census data, plan provisions, and assumptions. The benefit payments at each future maturity are discounted by the year-appropriate spot interest rates. The model then solves for the discount rate that produces the same present value of the projected benefit payments as generated by discounting each year’s payments by the spot rate. This assumption is reviewed by the SunTrust Benefits Finance Committee and updated every year for each plan. A rate of compensation growth is used to determine future benefit obligations for those plans whose benefits vary by pay prior to recognition of the plan curtailment on November 14, 2011.
Actuarial gains and losses are created when actual experience deviates from assumptions. The actuarial losses on obligations generated within the Pension Plans in 2011 resulted primarily from lower discount rates.

The change in benefit obligations were as follows:

	Year Ended December 31
	Pension Benefits		Other Postretirement Benefits
(Dollars in millions)	2011	2010	2011	2010
Benefit obligation, beginning of year	$2,261	$2,008	$189	$179
Service cost	62	69	—	—
Interest cost	128	129	9	10
Plan participants’ contributions	—	—	22	20
Actuarial loss/(gain)	415	209	(17)	7
Benefits paid	(109)	(95)	(33)	(30)
Less federal Medicare drug subsidy	—	—	3	3
Plan amendments	—	(59)	—	—
Curtailments	(96)	—	—	—
Benefit obligation, end of year	$2,661	$2,261	$173	$189

The accumulated benefit obligation for the Pension Benefits at December 31, 2011 and 2010 was $2.7 billion and $2.2 billion, respectively.

Pension benefits with a projected benefit obligation, in excess of plan assets as of December 31, were as follows:

(Dollars in millions)	2011	2010
Projected benefit obligation	$2,530	$105
Accumulated benefit obligation	2,530	101

	Pension Benefits			Other Post- retirement Benefits
(Weighted average assumptions used to determine benefit obligations, end of year)	2011	2010		2011	2010
Discount rate	4.63%	5.67%		4.10%	5.10%
Rate of compensation increase	N/A	4.00	[1]	N/A	N/A
1At year-end 2010, all salaries were expected to increase by 3% for 2011, 3.5% for 2012, and 4% for 2013 and beyond.
The change in plan assets were as follows:

	Year Ended December 31
	Pension Benefits		Other Postretirement Benefits
(Dollars in millions)	2011	2010	2011	2010
Fair value of plan assets, beginning of year	$2,522	$2,334	$165	$161
Actual return on plan assets	129	276	7	13
Employer contributions	8	7	—	1
Plan participants’ contributions	—	—	22	20
Benefits paid	(109)	(95)	(33)	(30)
Fair value of plan assets, end of year	$2,550	$2,522	$161	$165

Employer contributions indicated under pension benefits represent the benefits that were paid to nonqualified plan participants. SERPs are not funded through plan assets.
The fair value of plan assets is measured based on the fair value hierarchy which is discussed in Note 19, “Fair Value Election and Measurement.” The valuations are based on third party data received as of the balance sheet date. Level 1 assets such as equity securities, mutual funds, and REITs are instruments that are traded in active markets and are valued based on identical instruments. Fixed income securities and common and collective trust funds are classified as level 2 assets because there is not an identical asset in the market upon which to base the valuation; however, there are no significant unobservable assumptions used to value level 2 instruments. The common and collective funds are valued each business day at its reported net asset value, as determined by the issuer, based on the underlying assets of the fund. Corporate and foreign bonds are valued based on quoted market prices obtained from external pricing sources where trading in an active market exists for level 2 assets. Level 3 assets primarily consist of private placement and noninvestment grade bonds. Limited visible market activity exists for these instruments or similar instruments and therefore significant unobservable assumptions are used to value the securities. In 2009, private placements were classified as level 3 assets; however, at the end of 2010, these were transferred to level 2 assets due to improved market conditions.
The following tables sets forth by level, within the fair value hierarchy, plan assets related to Pension Benefits at fair value as of December 31, 2011 and 2010:

(Dollars in millions)	Assets Measured at Fair Value as of December 31, 2011	Fair Value Measurements as of December 31, 2011 using [1]
		Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Money market funds	$45	$45	$—	$—
Mutual funds:
International diversified funds	351	351	—	—
Large cap funds	426	426	—	—
Small and mid cap funds	214	214	—	—
Equity securities:
Consumer	107	107	—	—
Energy and utilities	48	48	—	—
Financials	21	21	—	—
Healthcare	58	58	—	—
Industrials	62	62	—	—
Information technology	136	136	—	—
Materials	17	17	—	—
Exchange traded funds	116	116	—	—
Fixed income securities:
U.S. Treasuries	435	435	—	—
Corporate - investment grade	398	—	398	—
Foreign bonds	103	—	103	—
	$2,537	$2,036	$501	$—
[1]Schedule does not include accrued income amounting to less than 0.5% of total plan assets.

(Dollars in millions)	Assets Measured at Fair Value as of December 31, 2010	Fair Value Measurements as of December 31, 2010 using [1]
		Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Money market funds	$36	$36	$—	$—
Mutual funds:
International diversified funds	376	376	—	—
Large cap funds	292	292	—	—
Small and mid cap funds	248	248	—	—
Equity securities:
Consumer	108	108	—	—
Energy and utilities	56	56	—	—
Financials	35	35	—	—
Healthcare	42	42	—	—
Industrials	69	69	—	—
Information technology	130	130	—	—
Materials	21	21	—	—
Exchange traded funds	128	128	—	—
Fixed income securities:
U.S. Treasuries	329	329	—	—
Corporate - investment grade	519	—	519	—
Foreign bonds	118	—	118	—
	$2,507	$1,870	$637	$—
[1]Schedule does not include accrued income amounting to less than 0.6% of total plan assets.

As of December 31, 2011, there were no level 3 plan assets. The following table sets forth a summary of changes in the fair value of level 3 plan assets for the year ended December 31, 2010:

(Dollars in millions)	Fixed Income Securities - Corporate Investment Grade	Fixed Income Securities - Corporate Non-investment	Fixed Income Securities - Foreign Bonds
Balance as of January 1, 2010	$82	$26	$38
Purchases/(sales)	(1)	(26)	(18)
Realized gain	6	4	4
Unrealized loss	(2)	(4)	(2)
Transfers out of level 3	(85)	—	(22)
Balance as of December 31, 2010	$—	$—	$—

The following tables set forth by level, within the fair value hierarchy, plan assets related to Other Postretirement Benefits at fair value as of December 31, 2011 and 2010:

(Dollars in millions)		Fair Value Measurements as of December 31, 2011 [1]
	Assets Measured at Fair Value as of December 31, 2011	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Mutual funds:
Large cap fund	$37	$37	$—	$—
Investment grade tax-exempt bond	25	25	—	—
International fund	6	6	—	—
Common and collective funds:
SunTrust Reserve Fund	1	—	1	—
SunTrust Equity Fund	37	—	37	—
SunTrust Georgia Tax-Free Fund	26	—	26	—
SunTrust National Tax-Free Fund	17	—	17	—
SunTrust Aggregate Fixed Income Fund	7	—	7	—
SunTrust Short-Term Bond Fund	5	—	5	—
	$161	$68	$93	$—
[1] Schedule does not include accrued income.

(Dollars in millions)	Assets Measured at Fair Value as of December 31, 2010	Fair Value Measurements as of December 31, 2010[1]
		Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Mutual funds:
Large cap fund	$39	$39	$—	$—
Investment grade tax-exempt bond	24	24	—	—
International fund	7	7	—	—
Common and collective funds:
SunTrust Reserve Fund	2	—	2	—
SunTrust Equity Fund	38	—	38	—
SunTrust Georgia Tax-Free Fund	26	—	26	—
SunTrust National Tax-Free Fund	17	—	17	—
SunTrust Aggregate Fixed Income Fund	7	—	7	—
SunTrust Short-Term Bond Fund	5	—	5	—
	$165	$70	$95	$—
[1] Schedule does not include accrued income.
The SunTrust Benefits Finance Committee, which includes several members of senior management, establishes investment policies and strategies and formally monitors the performance of the funds on a quarterly basis. The Company’s investment strategy with respect to pension assets is to invest the assets in accordance with ERISA and related fiduciary standards. The long-term primary investment objectives for the Pension Plans are to provide for a reasonable amount of long-term growth of capital (both principal and income) without undue exposure to risk in any single asset class or investment category and to enable the plans to provide their specific benefits to participants thereof. The objectives are accomplished utilizing a strategy of equities, fixed income, and cash equivalents in a mix that is conducive to participation in a rising market while allowing for protection in a declining market. The portfolio is viewed as long-term in its entirety, avoiding decisions based solely on short-term concerns and individual investments. The objective in the allocation of assets is diversification of investments among asset classes that are not similarly affected by economic, political, or social developments. The diversification does not necessarily depend upon the number of industries or companies in a portfolio or their particular location, but rather upon the broad nature of such investments and of the factors that may influence them. To ensure broad diversification in the long-term investment portfolios among the major categories of investments, asset allocation, as a percent of the total market value of the total long-term portfolio, is set with the target percentages and ranges presented in the investment policy statement. Rebalancing occurs on a periodic basis to maintain the target allocation, but normal market activity may result in deviations. At December 31, 2011 and 2010, there was no SunTrust common stock held in the Pension Plans, nor were there any purchases during 2011 or 2010.
The basis for determining the overall expected long-term rate of return on plan assets considers past experience, current market conditions and expectations on future trends. A building block approach is used that considers long-term inflation, real returns, equity risk premiums, target asset allocations, market corrections (for example, narrowing of fixed income spreads between corporate bonds and U.S. Treasuries) and expenses. Capital market simulations from internal and external sources, survey data, economic forecasts and actuarial judgment are all used in this process.
The expected long-term rate of return on plan assets for the SunTrust Retirement Plan for Inactive Participants was 7.75% in 2011 and 8.00% in 2010. For the SunTrust Retirement Plan and the NCF Retirement Plan, the expected long-term rate of return on plan assets was 7.75% through November 14, 2011 and 7.25% for the remainder of the year in 2011, and 8.00% in 2010. The expected long-term rate of return is 7.00% for all qualified plans for 2012. The asset allocation for the Pension Plans and the target allocation by asset category are as follows:

	Target Allocation[1]	Percentage of Plan Assets at December 31[2]
Asset Category	2012	2011	2010
Equity securities	50-75%	61%	60%
Debt securities	25-50	37	39
Cash equivalents	0-5	2	1
Total		100%	100%

[1]	SunTrust Pension Plan only.

[2]	SunTrust and NCF Pension Plans.

The investment strategy for the Other Postretirement Benefit Plans is maintained separately from the strategy for the Pension Plans. The Company’s investment strategy is to create a series of investment returns sufficient to provide for current and future liabilities at a reasonable level of risk. Assets are diversified among equity and fixed income investments according to the asset mix approved by the SunTrust Benefits Finance Committee which is presented in the target allocation table below. The pre-tax expected long-term rate of return on these plan assets was 6.75% in 2011 and 2010. The 2012 pre-tax expected long-term rate of return is 6.25%. At December 31, 2011 and 2010, there was no common stock held in the Other Postretirement Benefit Plans, nor were there any purchases during 2011 or 2010.

The asset allocation for Other Postretirement Benefit Plans and the target allocation, by asset category, are as follows:

	Target Allocation	Percentage of Plan Assets as of December 31
Asset Category	2012	2011	2010
Equity securities	35-50%	50%	51%
Debt securities	50-65	50	48
Cash equivalents		—	1
Total		100%	100%

Funded Status
The funded status of the plans, as of December 31, was as follows:

	Pension Benefits		Other Postretirement Benefits
(Dollars in millions)	2011	2010	2011	2010
Fair value of plan assets	$2,550	$2,522	$161	$165
Benefit obligations [1]	(2,661)	(2,261)	(173)	(189)
Funded status	($111)	$261	($12)	($24)
[1]Includes $107 million of benefit obligations for the unfunded nonqualified supplemental pension plans.

At December 31, 2011, the total outstanding unrecognized net loss to be recognized in future years for all pension and postretirement benefits was $1.1 billion, compared to $0.8 billion as of December 31, 2010. The key sources of the cumulative net losses are attributable to lower discount rates for the past several years and lower return on assets, predominantly in 2008. As discussed previously, SunTrust reviews its assumptions annually to ensure they represent the best estimates for the future and will, therefore, minimize future gains and losses.
As of December 31, amounts recognized in AOCI are as follows:

	Pension Benefits		Other Postretirement Benefits
(Dollars in millions)	2011	2010	2011	2010
Net actuarial loss	$1,108	$770	$17	$34
Prior service credit	—	(105)	—	—
Total AOCI, pre-tax	$1,108	$665	$17	$34

Expected Cash Flows
Information about the expected cash flows for the Pension Benefit and Other Postretirement Benefit plans is as follows:

(Dollars in millions)	Pension Benefits[1,2]	Other Postretirement Benefits (excluding Medicare Subsidy) [3]	Value to Company of Expected Medicare Subsidy
Employer Contributions
2012 (expected) to plan trusts	$—	$—	$—
2012 (expected) to plan participants	28	—	(3)
Expected Benefit Payments
2012	182	16	(3)
2013	159	16	(1)
2014	158	16	(1)
2015	156	15	(1)
2016	154	14	(1)
2017-2021	774	60	(6)

[1]
At this time, SunTrust anticipates contributions to the Retirement Plan will be permitted (but not required) during 2012 based on the funded status of the Plan and contribution limitations under the ERISA.

[2]	The expected benefit payments for the SERP will be paid directly from SunTrust corporate assets.

[3]
The 2012 expected contribution for the Other Postretirement Benefits Plans represents the Medicare Part D subsidy only. Note that expected benefits under Other Postretirement Benefits Plans are shown net of participant contributions.

Net Periodic Cost
Components of net periodic benefit cost were as follows:

	Year Ended December 31
	Pension Benefits					Other Postretirement Benefits
(Dollars in millions)	2011		2010	2009		2011		2010		2009
Service cost	$62		$69	$64		$—		$—		$—
Interest cost	128		129	120		9		10		12
Expected return on plan assets	(188)		(183)	(149)		(7)		(7)		(7)
Amortization of prior service credit	(16)		(11)	(11)		—		(1)		(2)
Recognized net actuarial loss	39		62	112		1		1		19
Curtailment gain	(88)		—	—		—		—		—
Other	—		—	5		—		—		—
Net periodic (benefit)/cost	($63)		$66	$141		$3		$3		$22
Weighted average assumptions used to determine net cost
Discount rate[1]	5.59%	[3]	6.32%	6.58%	[1]	5.10%		5.70%		5.95%
Expected return on plan assets	7.72	[4]	8.00	8.00		4.39	[2]	4.39	[2]	5.30	[2]
Rate of compensation increase	4.00		4.00	4.00/4.50		N/A		N/A		N/A

[1]
Interim remeasurement was required on April 30, 2009 for the SunTrust Pension Plan due to plan changes adopted at that time. The discount rate as of the remeasurement date was selected based on the economic environment on that date.

[2]	The weighted average shown for the Other Postretirement Benefit plan is determined on an after-tax basis.

[3]	Interim remeasurement was required on November 14, 2011 due to plan changes adopted at that time. The discount rate as of the remeasurement date was selected based on economic conditions on that date.

[4]	As part of the interim remeasurement on November 14, 2011, the expected return on plan assets was reduced from 7.75% to 7.25% for the SunTrust Pension Plan and the NCF Retirement Plan.

Other changes in plan assets and benefit obligations recognized in OCI during 2011 are as follows:

(Dollars in millions)	Pension Benefits	Other Postretirement Benefits
Current year actuarial loss/(gain)	$473	($16)
Recognition of actuarial loss	(39)	(1)
Amortization of prior service credit	105	—
Curtailment effects	(96)	—
Total recognized in OCI, pre-tax	$443	($17)
Total recognized in net periodic benefit cost and OCI, pre-tax	$380	($14)

The estimated actuarial loss that will be amortized from AOCI into net periodic benefit cost in 2012 is $24 million.

Additionally, SunTrust sets pension asset values equal to their market value, in contrast to the use of a smoothed asset value that incorporates gains and losses over a period of years. Utilization of market value of assets provides a more realistic economic measure of the plan’s funded status and cost. Assumed discount rates and expected returns on plan assets affect the amounts of net periodic benefit cost. A 25 basis point decrease in the discount rate or expected long-term return on plan assets would increase all Pension and Other Postretirement Plans’ net periodic benefit cost approximately less than $1 million and $6 million, respectively.
Assumed healthcare cost trend rates have a significant effect on the amounts reported for the Other Postretirement Benefit plans. As of December 31, 2011, SunTrust assumed that pre-65 retiree health care costs will increase at an initial rate of 9.00% per year. SunTrust assumed a healthcare cost trend that recognizes expected inflation, technology advancements, rising cost of prescription drugs, regulatory requirements and Medicare cost shifting. SunTrust expects this annual cost increase to decrease over a 7-year period to 5.00% per year. As of December 31, 2011, SunTrust assumed that post-65 retiree health costs will increase at an initial rate of 8.00% per year. SunTrust expects this annual cost increase to decrease over a 5-year period to 5.00% per year.
Due to changing medical inflation, it is important to understand the effect of a one-percent point change in assumed healthcare cost trend rates. These amounts are shown below:

(Dollars in millions)	1% Increase	1% Decrease
Effect on Other Postretirement Benefit obligation	$11	$10
Effect on total service and interest cost	1	1

Derivative Financial Instruments	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments
NOTE 17 - DERIVATIVE FINANCIAL INSTRUMENTS
The Company enters into various derivative financial instruments, both in a dealer capacity to facilitate client transactions and as an end user as a risk management tool. When derivatives have been entered into with clients, the Company generally manages the risk associated with these derivatives within the framework of its VAR approach that monitors total exposure daily and seeks to manage the exposure on an overall basis. Derivatives are used as a risk management tool to hedge the Company’s balance sheet exposure to changes in identified cash flow and fair value risks, either economically or in accordance with hedge accounting provisions. The Company’s Corporate Treasury function is responsible for employing the various hedge accounting strategies to manage these objectives and all derivative activities are monitored by ALCO. The Company may also enter into derivatives, on a limited basis, in consideration of trading opportunities in the market. Additionally, as a normal part of its operations, the Company enters into IRLCs on mortgage loans that are accounted for as freestanding derivatives and has certain contracts containing embedded derivatives that are carried, in their entirety, at fair value. All freestanding derivatives and any embedded derivatives that the Company bifurcates from the host contracts are carried at fair value in the Consolidated Balance Sheets in trading assets, other assets, trading liabilities, or other liabilities. The associated gains and losses are either recognized in AOCI, net of tax, or within the Consolidated Statements of Income/(Loss) depending upon the use and designation of the derivatives.

Credit and Market Risk Associated with Derivatives
Derivatives expose the Company to credit risk. The Company minimizes the credit risk of derivatives by entering into transactions with high credit-quality counterparties with defined exposure limits that are reviewed periodically by the Company’s Credit Risk Management division. The Company’s derivatives may also be governed by an ISDA, and depending on the nature of the derivative, bilateral collateral agreements are typically in place as well. When the Company has more than one outstanding derivative transaction with a single counterparty and there exists a legally enforceable master netting agreement with that counterparty, the Company considers its exposure to the counterparty to be the net market value of all positions with that counterparty, if such net value is an asset to the Company, and zero, if such net value is a liability to the Company. As of December 31, 2011, net derivative asset positions to which the Company was exposed to risk of its counterparties were $2.4 billion, representing the net of $3.6 billion in net derivative gains, offset by counterparty where formal netting arrangements exist, adjusted for collateral of $1.2 billion that the Company holds in relation to these gain positions. As of December 31, 2010, net derivative asset positions to which the Company was exposed to risk of its counterparties were $1.6 billion, representing the net of $2.8 billion in net derivative gains by counterparty, offset by counterparty where formal netting arrangements exist, adjusted for collateral of $1.2 billion that the Company holds in relation to these gain positions.
Derivatives also expose the Company to market risk. Market risk is the adverse effect that a change in market factors, such as interest rates, currency rates, equity prices, or implied volatility, has on the value of a derivative. The Company manages the market risk associated with its derivatives by establishing and monitoring limits on the types and degree of risk that may be undertaken. The Company continually measures this risk associated with its derivatives designated as trading instruments using a VAR methodology.
Derivative instruments are primarily transacted in the institutional dealer market and priced with observable market assumptions at a mid-market valuation point, with appropriate valuation adjustments for liquidity and credit risk. For purposes of valuation adjustments to its derivative positions, the Company has evaluated liquidity premiums that may be demanded by market participants, as well as the credit risk of its counterparties and its own credit. The Company has considered factors such as the likelihood of default by itself and its counterparties, its net exposures, and remaining maturities in determining the appropriate fair value adjustments to recognize. Generally, the expected loss of each counterparty is estimated using the Company’s proprietary internal risk rating system. The risk rating system utilizes counterparty-specific probabilities of default and LGD estimates to derive the expected loss. For counterparties that are rated by national rating agencies, those ratings are also considered in estimating the credit risk. Additionally, counterparty exposure is evaluated by offsetting positions that are subject to master netting arrangements, as well as considering the amount of marketable collateral securing the position. All counterparties are explicitly approved, as are defined exposure limits. Counterparties are regularly reviewed and appropriate business action is taken to adjust the exposure to certain counterparties, as necessary. This approach is also used by the Company to estimate its own credit risk on derivative liability positions. The Company adjusted the net fair value of its derivative contracts for estimates of net counterparty credit risk by approximately $36 million and $33 million as of December 31, 2011 and 2010, respectively.
The majority of the Company’s derivatives contain contingencies that relate to the creditworthiness of the Bank. These contingencies, which are contained in industry standard master trading agreements, may be considered events of default. Should the Bank be in default under any of these provisions, the Bank’s counterparties would be permitted under such master agreements to close-out net at amounts that would approximate the then-fair values of the derivatives and the offsetting of the amounts would produce a single sum due by one party to the other. The counterparties would have the right to apply any collateral posted by the Bank against any net amount owed by the Bank. Additionally, certain of the Company’s derivative liability positions, totaling $1.2 billion and $1.1 billion in fair value at December 31, 2011 and 2010, respectively, contain provisions conditioned on downgrades of the Bank’s credit rating. These provisions, if triggered, would either give rise to an ATE that permits the counterparties to close-out net and apply collateral or, where a CSA is present, require the Bank to post additional collateral. Collateral posting requirements generally result from differences in the fair value of the net derivative liability compared to specified collateral thresholds at different ratings levels of the Bank, both of which are negotiated provisions within each CSA. At December 31, 2011, the Bank carried senior long-term debt ratings of A3/BBB+ from three of the major ratings agencies. At the current rating level, ATEs have been triggered for approximately $9 million in fair value liabilities as of December 31, 2011. For illustrative purposes, if the Bank were downgraded to Baa3/BBB-, ATEs would be triggered in derivative liability contracts that had a total fair value of $5 million at December 31, 2011, against which the Bank had posted collateral of $3 million; ATEs do not exist at lower ratings levels. At December 31, 2011, $1.2 billion in fair value of derivative liabilities were subject to CSAs, against which the Bank has posted $1.2 billion in collateral, primarily in the form of cash. If requested by the counterparty pursuant to the terms of the CSA, the Bank would be required to post estimated additional collateral against these contracts at December 31, 2011 of $16 million if the Bank were downgraded to Baa3/BBB-, and any further downgrades to Ba1/BB+ or below would require the posting of an additional $10 million. Such collateral posting amounts may be more or less than the Bank’s estimates based on the specified terms of each CSA as to the timing of a collateral calculation and whether the Bank and its counterparties differ on their estimates of the fair values of the derivatives or collateral.

Notional and Fair Value of Derivative Positions
The following tables present the Company’s derivative positions at December 31, 2011 and 2010. The notional amounts in the tables are presented on a gross basis and have been classified within Asset Derivatives or Liability Derivatives based on the estimated fair value of the individual contract at December 31, 2011 and 2010. Gross positive and gross negative fair value amounts associated with respective notional amounts are presented without consideration of any netting agreements. For contracts constituting a combination of options that contain a written option and a purchased option (such as a collar), the notional amount of each option is presented separately, with the purchased notional amount generally being presented as an Asset Derivative and the written notional amount being presented as a Liability Derivative. The fair value of a combination of options is generally presented as a single value with the purchased notional amount if the combined fair value is positive, and with the written notional amount, if the combined fair value is negative.

	As of December 31, 2011[1]
	Asset Derivatives				Liability Derivatives
(Dollars in millions)	Balance Sheet Classification	Notional Amounts		Fair Value	Balance Sheet Classification	Notional Amounts		Fair Value
Derivatives designated in cash flow hedging relationships [2]
Equity contracts hedging:
Securities AFS	Trading assets	$1,547		$—	Trading liabilities	$1,547		$189
Interest rate contracts hedging:
Floating rate loans	Trading assets	14,850		1,057	Trading liabilities	—		—
Total		16,397		1,057		1,547		189
Derivatives designated in fair value hedging relationships [3]
Interest rate contracts covering:
Securities AFS	Trading assets	—		—	Trading liabilities	450		1
Fixed rate debt	Trading assets	1,000		56	Trading liabilities	—		—
Total		1,000		56		450		1
Derivatives not designated as hedging instruments [4]
Interest rate contracts covering:
Fixed rate debt	Trading assets	437		13	Trading liabilities	60		9
MSRs	Other assets	28,800		472	Other liabilities	2,920		29
LHFS, IRLCs, LHFI-FV	Other assets	2,657		19	Other liabilities	6,228	[5]	54
Trading activity	Trading assets	113,420	[6]	6,226	Trading liabilities	101,042		5,847
Foreign exchange rate contracts covering:
Foreign-denominated debt and commercial loans	Trading assets	33		1	Trading liabilities	460		129
Trading activity	Trading assets	2,532		127	Trading liabilities	2,739		125
Credit contracts covering:
Loans	Trading assets	45		1	Trading liabilities	308		3
Trading activity	Trading assets	1,841	[7]	28	Trading liabilities	1,809	[7]	23
Equity contracts - Trading activity	Trading assets	10,168	[6]	1,013	Trading liabilities	10,445		1,045
Other contracts:
IRLCs and other	Other assets	4,909		84	Other liabilities	139	[8]	22	[8]
Trading activity	Trading assets	207		23	Trading liabilities	203		23
Total		165,049		8,007		126,353		7,309
Total derivatives		$182,446		$9,120		$128,350		$7,499
[1] During 2011, the Company began offsetting cash collateral paid to and received from derivative counterparties when the derivative contracts are subject to ISDA master netting arrangements and meet the derivatives accounting requirements. The effects of offsetting on the Company's Consolidated Balance Sheets as of December 31, 2011 are presented in Note 19, "Fair Value Election and Measurement."
[2] See “Cash Flow Hedges” in this Note for further discussion.
[3] See “Fair Value Hedges” in this Note for further discussion.
[4] See “Economic Hedging and Trading Activities” in this Note for further discussion.
[5] Amount includes $1.2 billion of notional amounts related to interest rate futures. These futures contracts settle in cash daily and therefore, no derivative asset or liability is recognized.
[6] Amounts include $16.7 billion and $0.6 billion of notional related to interest rate futures and equity futures, respectively. These futures contracts settle in cash daily and therefore, no derivative asset or liability is recognized.
[7] Asset and liability amounts include $2 million and $6 million, respectively, of notional from purchased and written credit risk participation agreements, respectively, which notional is calculated as the notional of the derivative participated adjusted by the relevant RWA conversion factor.
[8] Includes a $22 million derivative liability recognized in other liabilities in the Consolidated Balance Sheets, related to a notional amount of $134 million. The notional amount is based on the number of Visa Class B shares, 3.2 million, the conversion ratio from Class B shares to Class A shares, and the Class A share price at the derivative inception date of May 28, 2009. This derivative was established upon the sale of Class B shares in the second quarter of 2009 as discussed in Note 18, “Reinsurance Arrangements and Guarantees.”

	As of December 31, 2010
	Asset Derivatives				Liability Derivatives
(Dollars in millions)	Balance Sheet Classification	Notional Amounts		Fair Value	Balance Sheet Classification	Notional Amounts		Fair Value
Derivatives designated in cash flow hedging relationships [1]
Equity contracts hedging:
Securities AFS	Trading assets	$1,547		$—	Trading liabilities	$1,547		$145
Interest rate contracts hedging:
Floating rate loans	Trading assets	15,350		947	Trading liabilities	500		10
Total		16,897		947		2,047		155
Derivatives not designated as hedging instruments [2]
Interest rate contracts covering:
Fixed rate debt	Trading assets	1,273		41	Trading liabilities	60		4
Corporate bonds and loans		—		—	Trading liabilities	5		—
MSRs	Other assets	20,474		152	Other liabilities	6,480		73
LHFS, IRLCs, LHFI-FV	Other assets	7,269	[3]	92	Other liabilities	2,383		20
Trading activity	Trading assets	132,286	[4]	4,211	Trading liabilities	105,926		3,884
Foreign exchange rate contracts covering:
Foreign-denominated debt and commercial loans	Trading assets	1,083		17	Trading liabilities	495		128
Trading activity	Trading assets	2,691		92	Trading liabilities	2,818		91
Credit contracts covering:
Loans	Trading assets	15		—	Trading liabilities	227		2
Trading activity	Trading assets	1,094	[5]	39	Trading liabilities	1,039	[5]	34
Equity contracts - Trading activity	Trading assets	5,010	[4]	583	Trading liabilities	8,012		730
Other contracts:
IRLCs and other	Other assets	2,169		18	Other liabilities	2,196	[6]	42	[6]
Trading activity	Trading assets	111		11	Trading liabilities	111		11
Total		173,475		5,256		129,752		5,019
Total derivatives		$190,372		$6,203		$131,799		$5,174
[1] See “Cash Flow Hedges” in this Note for further discussion.
[2] See “Economic Hedging and Trading Activities” in this Note for further discussion.
[3] Amount includes $1.4 billion of notional amounts related to interest rate futures. These futures contracts settle in cash daily and therefore, no derivative asset or liability is recognized.
[4] Amounts include $25.0 billion and $0.5 billion of notional related to interest rate futures and equity futures, respectively. These futures contracts settle in cash daily and therefore, no derivative asset or liability is recognized.
[5] Asset and liability amounts include $1 million and $8 million, respectively, of notional from purchased and written interest rate swap risk participation agreements, respectively, which notional is calculated as the notional of the interest rate swap participated adjusted by the relevant RWA conversion factor.
[6] Includes a $23 million derivative liability recognized in other liabilities in the Consolidated Balance Sheets, related to a notional amount of $134 million. The notional amount is based on the number of Visa Class B shares, 3.2 million, the conversion ratio from Class B shares to Class A shares, and the Class A share price at the derivative inception date of May 28, 2009. This derivative was established upon the sale of Class B shares in the second quarter of 2009 as discussed in Note 18, “Reinsurance Arrangements and Guarantees.”

Impact of Derivatives on the Consolidated Statements of Income/(Loss) and Shareholders’ Equity
The impacts of derivatives on the Consolidated Statements of Income/(Loss) and the Consolidated Statements of Shareholders’ Equity for the years ended December 31, 2011, 2010, and 2009 are presented below. The impacts are segregated between those derivatives that are designated in hedging relationships and those that are used for economic hedging or trading purposes, with further identification of the underlying risks in the derivatives and the hedged items, where appropriate. The tables do not disclose the financial impact of the activities that these derivative instruments are intended to hedge, for both economic hedges and those instruments designated in formal, qualifying hedging relationships.

	Year Ended December 31, 2011
(Dollars in millions)	Amount of pre-tax gain/(loss) recognized in OCI on Derivatives (Effective Portion)	Classification of gain reclassified from AOCI into Income (Effective Portion)	Amount of pre-tax gain reclassified from AOCI into Income (Effective Portion) [1]
Derivatives in cash flow hedging relationships
Equity contracts hedging Securities AFS	($46)		$—
Interest rate contracts hedging Floating rate loans	730	Interest and fees on loans	423
Total	$684		$423
[1] During the year ended December 31, 2011, the Company also reclassified $202 million in pre-tax gains from AOCI into net interest income. These gains related to hedging relationships that have been previously terminated or de-designated.

	Year Ended December 31, 2011
(Dollars in millions)	Amount of gain on Derivatives recognized in Income	Amount of loss on related Hedged Items recognized in Income	Amount of loss recognized in Income on Hedges (Ineffective Portion)
Derivatives in fair value hedging relationships[1]
Interest rate contracts hedging Fixed rate debt	$51	($52)	($1)
[1] Amounts are recognized in trading income/(loss) in the Consolidated Statements of Income/(Loss).

(Dollars in millions)	Classification of gain/(loss) recognized in Income on Derivatives	Amount of gain/(loss) recognized in Income on Derivatives for the Year Ended December 31, 2011
Derivatives not designated as hedging instruments
Interest rate contracts covering:
Fixed rate debt	Trading income/(loss)	($5)
MSRs	Mortgage servicing related income	572
LHFS, IRLCs, LHFI-FV	Mortgage production related (loss)/income	(281)
Trading activity	Trading income/(loss)	113
Foreign exchange rate contracts covering:
Foreign-denominated debt and commercial loans	Trading income/(loss)	(4)
Trading activity	Trading income/(loss)	18
Credit contracts covering:
Loans	Trading income/(loss)	(1)
Other	Trading income/(loss)	15
Equity contracts - trading activity	Trading income/(loss)	(3)
Other contracts:
IRLCs	Mortgage production related (loss)/income	355
Total		$779

The impacts of derivatives on the Consolidated Statements of Income/(Loss) and the Consolidated Statements of Shareholders’ Equity for the year ended December 31, 2010 are presented below:

	Year Ended December 31, 2010
(Dollars in millions)	Amount of pre-tax gain recognized in OCI on Derivatives (Effective Portion)	Classification of gain reclassified from AOCI into Income (Effective Portion)	Amount of pre-tax gain reclassified from AOCI into Income (Effective Portion) [1]
Derivatives in cash flow hedging relationships
Equity contracts hedging Securities AFS	($101)		$—
Interest rate contracts hedging Floating rate loans	903	Interest and fees on loans	487
Total	$802		$487
[1] During the year ended December 31, 2010, the Company also reclassified $130 million in pre-tax gains from AOCI into net interest income. These gains related to hedging relationships that have been previously terminated or de-designated.

(Dollars in millions)	Classification of gain/(loss) recognized in Income on Derivatives	Amount of gain/(loss) recognized in Income on Derivatives for the Year Ended December 30, 2010
Derivatives not designated as hedging instruments
Interest rate contracts covering:
Fixed rate debt	Trading income/(loss)	($64)
Corporate bonds and loans	Trading income/(loss)	(1)
MSRs	Mortgage servicing related income	444
LHFS, IRLCs, LHFI-FV	Mortgage production related (loss)/income	(176)
Trading activity	Trading income/(loss)	304
Foreign exchange rate contracts covering:
Foreign-denominated debt and commercial loans	Trading income/(loss)	(94)
Trading activity	Trading income/(loss)	7
Credit contracts covering:
Loans	Trading income/(loss)	(2)
Trading activity	Trading income/(loss)	10
Equity contracts - trading activity	Trading income/(loss)	(53)
Other contracts:
IRLCs	Mortgage production related (loss)/income	392
Total		$767

The impacts of derivatives on the Consolidated Statements of Income/(Loss) and the Consolidated Statements of Shareholders’ Equity for the year ended December 31, 2009 are presented below:

	Year Ended December 31, 2009
(Dollars in millions)	Amount of pre-tax gain/(loss) recognized in OCI on Derivatives (Effective Portion)	Classification of gain/(loss) reclassified from AOCI into Income (Effective Portion)	Amount of pre-tax gain/(loss)reclassified from AOCI into Income (Effective Portion) [1]
Derivatives in cash flow hedging relationships
Equity contracts hedging Securities AFS	($296)		$—
Interest rate contracts hedging:
Floating rate loans	99	Interest and fees on loans	503
Floating rate CDs	(1)	Interest on deposits	(47)
Floating rate debt	—	Interest on long-term debt	(1)
Total	($198)		$455
[1] During the year ended December 31, 2009, the Company reclassified $31 million in pre-tax gains from AOCI into net interest income. These gains related to hedging relationships that have been previously terminated or de-designated.

(Dollars in millions)	Classification of gain/(loss) recognized in Income on Derivatives	Amount of gain/(loss) recognized in Income on Derivatives for the Year Ended December 31, 2009
Derivatives not designated as hedging instruments
Interest rate contracts covering:
Fixed rate debt	Trading income/(loss)	($61)
Corporate bonds and loans	Trading income/(loss)	7
MSRs	Mortgage servicing related income	(88)
LHFS, IRLCs, LHFI-FV	Mortgage production related (loss)/income	(75)
Trading activity	Trading income/(loss)	46
Foreign exchange rate contracts covering:
Foreign-denominated debt and commercial loans	Trading income/(loss)	72
Trading activity	Trading income/(loss)	(4)
Credit contracts covering:
Loans	Trading income/(loss)	(20)
Equity contracts - trading activity	Trading income/(loss)	23
Other contracts:
IRLCs	Mortgage production related (loss)/income	630
Trading activity	Trading income/(loss)	3
Total		$533

Credit Derivatives
As part of its trading businesses, the Company enters into contracts that are, in form or substance, written guarantees: specifically, CDS, swap participations, and TRS. The Company accounts for these contracts as derivatives and, accordingly, recognizes these contracts at fair value, with changes in fair value recognized in trading income/(loss) in the Consolidated Statements of Income/(Loss).
The Company writes CDS, which are agreements under which the Company receives premium payments from its counterparty for protection against an event of default of a reference asset. In the event of default under the CDS, the Company would either net cash settle or make a cash payment to its counterparty and take delivery of the defaulted reference asset, from which the Company may recover all, a portion, or none of the credit loss, depending on the performance of the reference asset. Events of default, as defined in the CDS agreements, are generally triggered upon the failure to pay and similar events related to the issuer(s) of the reference asset. As of December 31, 2011 and 2010, all written CDS contracts reference single name corporate credits or corporate credit indices. When the Company has written CDS, it has generally entered into offsetting CDS for the underlying reference asset, under which the Company paid a premium to its counterparty for protection against an event of default on the reference asset. The counterparties to these purchased CDS are generally of high creditworthiness and typically have ISDA master agreements in place that subject the CDS to master netting provisions, thereby mitigating the risk of non-payment to the Company. As such, at December 31, 2011 and 2010, the Company did not have any significant risk of making a non-recoverable payment on any written CDS. During 2011 and 2010, the only instances of default on written CDS were driven by credit indices with constituent credit default. In all cases where the Company made resulting cash payments to settle, the Company collected like amounts from the counterparties to the offsetting purchased CDS. At December 31, 2011 and 2010, the written CDS had remaining terms ranging from one year to nine years and two months to five years, respectively. The maximum guarantees outstanding at December 31, 2011 and 2010, as measured by the gross notional amounts of written CDS, were $167 million and $99 million, respectively. At December 31, 2011 and 2010, the gross notional amounts of purchased CDS contracts, which represent benefits to, rather than obligations of, the Company, were $175 million and $87 million, respectively. The fair values of written CDS were $4 million and $3 million at December 31, 2011 and 2010 and the fair values of purchased CDS were $6 million and less than $1 million at December 31, 2011 and 2010.
The Company writes risk participations, which are credit derivatives, whereby the Company has guaranteed payment to a dealer counterparty in the event that the counterparty experiences a loss on a derivative, such as an interest rate swap, due to a failure to pay by the counterparty’s customer (the “obligor”) on that derivative. The Company monitors its payment risk on its risk participations by monitoring the creditworthiness of the obligors, which is based on the normal credit review process the Company would have performed had it entered into the derivatives directly with the obligors. The obligors are all corporations or partnerships. However, the Company continues to monitor the creditworthiness of its obligors and the likelihood of payment could change at any time due to unforeseen circumstances. To date, no material losses have been incurred related to the Company’s written risk participations. At December 31, 2011 and 2010, the remaining terms on these risk participations generally ranged from one month to seven years and one month to eight years, respectively, with a weighted average on the maximum estimated exposure of 3.5 years and 3.1 years, respectively. The Company’s maximum estimated exposure to written risk participations, as measured by projecting a maximum value of the guaranteed derivative instruments based on interest rate curve simulations and assuming 100% default by all obligors on the maximum values, was approximately $57 million and $74 million at December 31, 2011 and 2010, respectively. The fair values of the written risk participations were not material at both December 31, 2011 and 2010. As part of its trading activities, the Company may enter into purchased risk participations, but such activity is not matched, as discussed herein related to CDS or TRS.
The Company has also entered into TRS contracts on loans. The Company’s TRS business consists of matched trades, such that when the Company pays depreciation on one TRS, it receives the same amount on the matched TRS. As such, the Company does not have any long or short exposure, other than credit risk of its counterparty which is mitigated through collateralization. The Company typically receives initial cash collateral from the counterparty upon entering into the TRS and is entitled to additional collateral if the fair value of the underlying reference assets deteriorate. At December 31, 2011 and 2010, there were $1.6 billion and $969 million of outstanding and offsetting TRS notional balances, respectively. The fair values of the TRS derivative assets and liabilities at December 31, 2011 were $20 million and $17 million, respectively, and related collateral held at December 31, 2011 was $285 million. The fair values of the TRS derivative assets and liabilities at December 31, 2010 were $34 million and $32 million, respectively, and related collateral held at December 31, 2010 was $268 million.

Cash Flow Hedges
The Company utilizes a comprehensive risk management strategy to monitor sensitivity of earnings to movements in interest rates. Specific types of funding and principal amounts hedged are determined based on prevailing market conditions and the shape of the yield curve. In conjunction with this strategy, the Company may employ various interest rate derivatives as risk management tools to hedge interest rate risk from recognized assets and liabilities or from forecasted transactions. The terms and notional amounts of derivatives are determined based on management’s assessment of future interest rates, as well as other factors. At December 31, 2011, the Company’s outstanding interest rate hedging relationships include interest rate swaps that have been designated as cash flow hedges of probable forecasted transactions related to recognized floating rate loans.
Interest rate swaps have been designated as hedging the exposure to the benchmark interest rate risk associated with floating rate loans. At December 31, 2011 and 2010, the maximum range of hedge maturities for hedges of floating rate loans was one to six years, with the weighted average being 3.4 years and 3.5 years, respectively. Ineffectiveness on these hedges was not material during the years ended December 31, 2011 and 2010. As of December 31, 2011, $304 million, net of tax, of the deferred net gains on derivatives that are recognized in AOCI are expected to be reclassified to net interest income over the next twelve months in connection with the recognition of interest income on these hedged items.
During the third quarter of 2008, the Company executed The Agreements on 30 million common shares of Coke. A consolidated subsidiary of SunTrust owns 22.9 million Coke common shares and a consolidated subsidiary of the Bank owns 7.1 million Coke common shares. These two subsidiaries entered into separate derivative contracts on their respective holdings of Coke common shares with a large, unaffiliated financial institution (the “Counterparty”). Execution of The Agreements (including the pledges of the Coke common shares pursuant to the terms of The Agreements) did not constitute a sale of the Coke common shares under U.S. GAAP for several reasons, including that ownership of the common shares was not legally transferred to the Counterparty. The Agreements were zero-cost equity collars at inception, which caused the Agreements to be derivatives in their entirety. The Company has designated The Agreements as cash flow hedges of the Company’s probable forecasted sales of its Coke common shares, which are expected to occur between 6.5 years and 7 years from The Agreements’ effective date, for overall price volatility below the strike prices on the floor (purchased put) and above the strike prices on the ceiling (written call). Although the Company is not required to deliver its Coke common shares under The Agreements, the Company has asserted that it is probable that it will sell all of its Coke common shares at or around the settlement date of The Agreements. The Federal Reserve’s approval for Tier 1 capital treatment was significantly based on this expected disposition of the Coke common shares under The Agreements or in another market transaction. Both the sale and the timing of such sale remain probable to occur as designated. At least quarterly, the Company assesses hedge effectiveness and measures hedge ineffectiveness with the effective portion of the changes in fair value of The Agreements recognized in AOCI and any ineffective portions recognized in trading income/(loss). None of the components of The Agreements’ fair values are excluded from the Company’s assessments of hedge effectiveness. Potential sources of ineffectiveness include changes in market dividends and certain early termination provisions. The Company recognized ineffectiveness gains of $2 million during both years ended December 31, 2011 and 2010. Ineffectiveness gains were recognized in trading income/(loss). Other than potential measured hedge ineffectiveness, no amounts are expected to be reclassified from AOCI over the next twelve months and any remaining amounts recognized in AOCI will be reclassified to earnings when the probable forecasted sales of the Coke common shares occur.

Fair Value Hedges
During 2011, the Company entered into interest rate swap agreements, as part of the Company’s risk management objectives for hedging its exposure to changes in fair value due to changes in interest rates. These hedging arrangements include converting Company issued fixed rate senior long-term debt and fixed rate U.S. Treasury securities AFS to floating rates. Consistent with this objective, the Company reflects the accrued contractual interest on the hedged item and the related swaps as part of current period interest. There were no components of derivative gains or losses excluded in the Company’s assessment of hedge effectiveness related to the fair value hedges.

Economic Hedging and Trading Activities
In addition to designated hedging relationships, the Company also enters into derivatives as an end user as a risk management tool to economically hedge risks associated with certain non-derivative and derivative instruments, along with entering into derivatives in a trading capacity with its clients.
The primary risks that the Company economically hedges are interest rate risk, foreign exchange risk, and credit risk. Economic hedging objectives are accomplished by entering into offsetting derivatives either on an individual basis, or collectively on a macro basis, and generally accomplish the Company’s goal of mitigating the targeted risk. To the extent that specific derivatives are associated with specific hedged items, the notional amounts, fair values, and gains/(losses) on the derivatives are illustrated in the tables in this footnote.

•	The Company utilizes interest rate derivatives to mitigate exposures from various instruments.

◦
The Company is subject to interest rate risk on its fixed rate debt. As market interest rates move, the fair value of the Company’s debt is affected. To protect against this risk on certain debt issuances that the Company has elected to carry at fair value, the Company has entered into pay variable-receive fixed interest rate swaps that decrease in value in a rising rate environment and increase in value in a declining rate environment.

◦
The Company is exposed to risk on the returns of certain of its brokered deposits that are carried at fair value. To hedge against this risk, the Company has entered into interest rate derivatives that mirror the risk profile of the returns on these instruments.

◦
The Company is exposed to interest rate risk associated with MSRs, which the Company hedges with a combination of mortgage and interest rate derivatives, including forward and option contracts, futures, and forward rate agreements.

◦
The Company enters into mortgage and interest rate derivatives, including forward contracts, futures, and option contracts to mitigate interest rate risk associated with IRLCs, mortgage LHFS, and mortgage LHFI reported at fair value.

•
The Company is exposed to foreign exchange rate risk associated with certain senior notes denominated in euros and pound sterling. This risk is economically hedged with cross currency swaps, which receive either euros or pound sterling and pay U.S. dollars. Interest expense on the Consolidated Statements of Income/(Loss) reflects only the contractual interest rate on the debt based on the average spot exchange rate during the applicable period, while fair value changes on the derivatives and valuation adjustments on the debt are both recognized within trading income/(loss).

•	The Company enters into CDS to hedge credit risk associated with certain loans held within its CIB line of business.

•
Trading activity, as illustrated in the tables within this footnote, primarily includes interest rate swaps, equity derivatives, CDS, futures, options and foreign currency contracts. These derivatives are entered into in a dealer capacity to facilitate client transactions or are utilized as a risk management tool by the Company as an end user in certain macro-hedging strategies. The macro-hedging strategies are focused on managing the Company’s overall interest rate risk exposure that is not otherwise hedged by derivatives or in connection with specific hedges and, therefore, the Company does not specifically associate individual derivatives with specific assets or liabilities.

Reinsurance Arrangements and Guarantees	12 Months Ended
Dec. 31, 2011
Guarantees [Abstract]
Reinsurance Arrangements and Guarantees
NOTE 18 – REINSURANCE ARRANGEMENTS AND GUARANTEES
Reinsurance
The Company provides mortgage reinsurance on certain mortgage loans through contracts with several primary mortgage insurance companies. Under these contracts, the Company provides aggregate excess loss coverage in a mezzanine layer in exchange for a portion of the pool’s mortgage insurance premium. As of December 31, 2011, approximately $8.0 billion of mortgage loans were covered by such mortgage reinsurance contracts. The reinsurance contracts are intended to place limits on the Company’s maximum exposure to losses by defining the loss amounts ceded to the Company as well as by establishing trust accounts for each contract. The trust accounts, which are comprised of funds contributed by the Company plus premiums earned under the reinsurance contracts, are maintained to fund claims made under the reinsurance contracts. If claims exceed funds held in the trust accounts, the Company does not intend to make additional contributions beyond future premiums earned under the existing contracts.
At December 31, 2011, the total loss exposure ceded to the Company was approximately $309 million; however, the maximum amount of loss exposure based on funds held in each separate trust account, including net premiums due to the trust accounts, was limited to $42 million. Of this amount, $38 million of losses have been reserved for as of December 31, 2011, reducing the Company’s net remaining loss exposure to $4 million. The reinsurance reserve was $148 million as of December 31, 2010. The decrease in the reserve balance was due to claim payments made to the primary mortgage insurance companies since December 31, 2010, as well as the relinquishment of one trust during the second quarter of 2011. The Company’s evaluation of the required reserve amount includes an estimate of claims to be paid by the trust in relation to loans in default and an assessment of the sufficiency of future revenues, including premiums and investment income on funds held in the trusts, to cover future claims. Future reported losses may exceed $4 million, since future premium income will increase the amount of funds held in the trust; however, future cash losses, net of premium income, are not expected to exceed $4 million. The amount of future premium income is limited to the population of loans currently outstanding since additional loans are not being added to the reinsurance contracts; future premium income could be further curtailed to the extent the Company agrees to relinquish control of other individual trusts to the mortgage insurance companies. Premium income, which totaled $26 million, $38 million, and $48 million for each of the years ended December 31, 2011, 2010, and 2009, respectively, is reported as part of noninterest income. The related provision for losses, which totaled $28 million, $27 million, and $115 million for each of the years ended December 31, 2011, 2010, and 2009, respectively, is reported as part of other noninterest expense.

Guarantees
The Company has undertaken certain guarantee obligations in the ordinary course of business. The issuance of a guarantee imposes an obligation for the Company to stand ready to perform and should certain triggering events occur, it also imposes an obligation to make future payments. Payments may be in the form of cash, financial instruments, other assets, shares of stock, or provisions of the Company’s services. The following is a discussion of the guarantees that the Company has issued as of December 31, 2011. The Company has also entered into certain contracts that are similar to guarantees, but that are accounted for as derivatives (see Note 17, “Derivative Financial Instruments”).

Letters of Credit
Letters of credit are conditional commitments issued by the Company generally to guarantee the performance of a client to a third party in borrowing arrangements, such as CP, bond financing, and similar transactions. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to clients and may be reduced by selling participations to third parties. The Company issues letters of credit that are classified as financial standby, performance standby, or commercial letters of credit.

As of December 31, 2011 and 2010, the maximum potential amount of the Company’s obligation was $5.2 billion and $6.4 billion, respectively, for financial and performance standby letters of credit. The Company has recorded $105 million and $109 million in other liabilities in the Consolidated Balance Sheets for unearned fees related to these letters of credit as of December 31, 2011 and 2010, respectively. The Company’s outstanding letters of credit generally have a term of less than one year but may extend longer. If a letter of credit is drawn upon, the Company may seek recourse through the client’s underlying obligation. If the client’s line of credit is also in default, the Company may take possession of the collateral securing the line of credit, where applicable. The Company monitors its credit exposure under standby letters of credit in the same manner as it monitors other extensions of credit in accordance with credit policies. Some standby letters of credit are designed to be drawn upon and others are drawn upon only under circumstances of dispute or default in the underlying transaction to which the Company is not a party. In all cases, the Company holds the right to reimbursement from the applicant and may or may not also hold collateral to secure that right. An internal assessment of the PD and loss severity in the event of default is assessed consistent with the methodologies used for all commercial borrowers. The management of credit risk regarding letters of credit leverages the risk rating process to focus higher visibility on the higher risk and higher dollar letters of credit. The associated reserve is a component of the unfunded commitment reserve recorded in other liabilities in the Consolidated Balance Sheets included in the allowance for credit losses as disclosed in Note 7, “Allowance for Credit Losses.”
Loan Sales
STM, a consolidated subsidiary of SunTrust, originates and purchases residential mortgage loans, a portion of which are sold to outside investors in the normal course of business, through a combination of whole loan sales to GSEs, Ginnie Mae, and non-agency investors. Prior to 2008, the Company also sold loans through a limited amount of Company sponsored securitizations. When mortgage loans are sold, representations and warranties regarding certain attributes of the loans sold are made to these third party purchasers. Subsequent to the sale, if a material underwriting deficiency or documentation defect is discovered, STM may be obligated to repurchase the mortgage loan or to reimburse the investor for losses incurred (make whole requests) if such deficiency or defect cannot be cured by STM within the specified period following discovery. Defects in the securitization process or breaches of underwriting and servicing representations and warranties can result in loan repurchases, as well as adversely affect the valuation of MSRs, servicing advances or other mortgage loan related exposures, such as OREO. These representations and warranties may extend through the life of the mortgage loan. STM’s risk of loss under its representations and warranties is largely driven by borrower payment performance since investors will perform extensive reviews of delinquent loans as a means of mitigating losses.
Loan repurchase requests generally arise from loans sold during the period from January 1, 2005 to December 31, 2011, which totaled $244.3 billion at the time of sale, consisting of $187.4 billion and $30.3 billion of agency and non-agency loans, respectively, as well as $26.6 billion of loans sold to Ginnie Mae. The composition of the remaining outstanding balance by vintage and type of buyer as of December 31, 2011 is shown in the following table:

	Remaining Outstanding Balance by Year of Sale
(Dollars in billions)	2005	2006	2007	2008	2009	2010	2011	Total
GSE[1]	$4.5	$5.4	$10.4	$11.1	$24.9	$14.2	$13.8	$84.3
Ginnie Mae[1]	0.7	0.5	0.6	2.7	5.7	4.1	3.1	17.4
Non-agency	4.0	5.8	4.6	—	—	—	—	14.4
Total	$9.2	$11.7	$15.6	$13.8	$30.6	$18.3	$16.9	$116.1

[1] Balances based on loans serviced by the Company.
Non-agency loan sales include whole loans and loans sold in private securitization transactions. While representations and warranties have been made related to these sales, they differ in many cases from those made in connection with loans sold to the GSEs in that non-agency loans may not be required to meet the same underwriting standards and, in addition to identifying a representation or warranty breach, non-agency investors are generally required to demonstrate that the breach was material and directly related to the cause of default. Loans sold to Ginnie Mae are insured by either the FHA or VA. As servicer, we may elect to repurchase delinquent loans in accordance with Ginnie Mae guidelines; however, the loans continue to be insured. Although we indemnify the FHA and VA for losses related to loans not originated in accordance with their guidelines, such occurrences are limited and no repurchase liability has been recorded for loans sold to Ginnie Mae.
Although the timing and volume has varied, repurchase and make whole requests have increased over the past several years and more recently during the latter half of 2011. Repurchase requests from GSEs and non-agency investors were $1.7 billion, $1.1 billion, and $1.1 billion during the years ended 2011, 2010, and 2009, respectively, and on a cumulative basis since 2005 has been $5.3 billion, which includes Ginnie Mae repurchase requests. The majority of these requests are from GSEs, with a limited number of requests having been received related to non-agency investors. Repurchase requests from non-agency investors were $50 million, $55 million, and $99 million during the years ended December 31, 2011, 2010, and 2009, respectively. Additionally, repurchase requests related to loans originated in 2006 and 2007 have consistently comprised the vast majority of total repurchase requests during the past three years. The repurchase and make whole requests received have been primarily due to material breaches of representations related to compliance with the applicable underwriting standards, including borrower misrepresentation and appraisal issues. STM performs a loan by loan review of all requests, and demands have been contested to the extent they are not considered valid. At December 31, 2011, the unpaid principal balance of loans related to unresolved requests previously received from investors was $590 million, comprised of $578 million from the GSEs and $12 million from non-agency investors. Comparable amounts at December 31, 2010, were $293 million, comprised of $264 million from the GSEs and $29 million from non-agency investors.
The Company uses the best information available when estimating its mortgage repurchase liability. As of December 31, 2011 and 2010, the Company's estimate of the liability for incurred losses related to all vintages of mortgage loans sold totaled $320 million and $265 million, respectively. The liability is recorded in other liabilities in the Consolidated Balance Sheets, and the related repurchase provision is recognized in mortgage production related (loss)/income in the Consolidated Statements of Income/(Loss).
A significant degree of judgment is used to estimate the mortgage repurchase liability. This estimation process is inherently uncertain and subject to imprecision; consequently, there is a range of reasonably possible loss in excess of the recorded repurchase liability. Based on an analysis of the assumptions used to estimate the repurchase liability related to loans sold prior to 2009, the Company estimates that it is reasonably possible that the estimated liability, as of December 31, 2011, could exceed the current repurchase liability by $0 to $700 million. This estimate is subject to revision due to changes in borrower default levels, investor request criteria and behavior, repurchase rates, and home values. This estimate of reasonably possible incremental loss does not pertain to non-agency investors or to loans sold after 2008 due to the limited amount of historical repurchase request and loss experience the Company has realized on these more recent vintages; therefore, the Company is unable to estimate a reasonably possible range of loss for loans sold to non-agency investors or for loans sold subsequent to 2008. The following table summarizes the changes in the Company’s reserve for mortgage loan repurchases:

	Year Ended December 31
(Dollars in millions)	2011	2010	2009
Balance at beginning of period	$265	$200	$92
Repurchase provision	502	456	444
Charge-offs	(447)	(391)	(336)
Balance at end of period	$320	$265	$200

During the years ended December 31, 2011 and 2010, the Company repurchased or otherwise settled mortgages with unpaid principal balances of $789 million and $677 million, respectively, related to investor demands. As of December 31, 2011 and 2010, the carrying value of outstanding repurchased mortgage loans, net of any allowance for loan losses, totaled $252 million and $153 million, respectively, of which $134 million and $86 million, respectively, were nonperforming.
As of December 31, 2011, the Company maintained a reserve for costs associated with foreclosure delays of loans serviced for GSEs. The Company normally retains servicing rights when loans are transferred. As servicer, the Company makes representations and warranties that it will service the loans in accordance with investor servicing guidelines and standards which include collection and remittance of principal and interest, administration of escrow for taxes and insurance, advancing principal, interest, taxes, insurance and collection expenses on delinquent accounts, loss mitigation strategies including loan modifications, and foreclosures. STM recognizes a liability for contingent losses when MSRs are sold, which totaled $8 million and $6 million as of December 31, 2011 and 2010, respectively.
Contingent Consideration
The Company has contingent payment obligations related to certain business combination transactions. Payments are calculated using certain post-acquisition performance criteria. Arrangements entered into prior to January 1, 2009 are not recorded as liabilities until the contingency is resolved; whereas, arrangements entered into subsequent to that date are recorded as liabilities at the fair value of the contingent payment. The potential obligation associated with these arrangements was $10 million and $5 million as of December 31, 2011 and December 31, 2010, respectively, of which $10 million and $3 million were recorded as a liability representing the fair value of the contingent payments as of December 31, 2011 and December 31, 2010, respectively. If required, these contingent payments will be payable over the next three years.
Visa
The Company issues and acquires credit and debit card transactions through Visa. The Company is a defendant, along with Visa and MasterCard International (the “Card Associations”), as well as several other banks, in one of several antitrust lawsuits challenging the practices of the Card Associations (the “Litigation”). The Company has entered into judgment and loss sharing agreements with Visa and certain other banks in order to apportion financial responsibilities arising from any potential adverse judgment or negotiated settlements related to the Litigation. Additionally, in connection with Visa’s restructuring in 2007, a provision of the original Visa By-Laws, Section 2.05j, was restated in Visa’s certificate of incorporation. Section 2.05j contains a general indemnification provision between a Visa member and Visa, and explicitly provides that after the closing of the restructuring, each member’s indemnification obligation is limited to losses arising from its own conduct and the specifically defined Litigation. The maximum potential amount of future payments that the Company could be required to make under this indemnification provision cannot be determined as there is no limitation provided under the By-Laws and the amount of exposure is dependent on the outcome of the Litigation. As of December 31, 2011, Visa had funded $8.1 billion into an escrow account, established for the purpose of funding judgments in, or settlements of, the Litigation. Agreements associated with Visa’s IPO have provisions that Visa will first use the funds in the escrow account to pay for future settlements of, or judgments in the Litigation. If the escrow account is insufficient to cover the Litigation losses, then Visa will issue additional Class A shares (“loss shares”). The proceeds from the sale of the loss shares would then be deposited in the escrow account. The issuance of the loss shares will cause a dilution of Visa’s Class B shares as a result of an adjustment to lower the conversion factor of the Class B shares to Class A shares. Visa U.S.A.’s members are responsible for any portion of the settlement or loss on the Litigation after the escrow account is depleted and the value of the Class B shares is fully-diluted. In May 2009, the Company sold its 3.2 million Visa Inc. Class B shares to another financial institution (“the Counterparty”) and entered into a derivative with the Counterparty. The Company received $112 million and recognized a gain of $112 million in connection with these transactions. Under the derivative, the Counterparty will be compensated by the Company for any decline in the conversion factor as a result of the outcome of the Litigation. Conversely, the Company will be compensated by the Counterparty for any increase in the conversion factor. The amount of compensation is a function of the 3.2 million shares sold to the Counterparty, the change in conversion rate, and Visa’s share price. The Counterparty, as a result of its ownership of the Class B shares, will be impacted by dilutive adjustments to the conversion factor of the Class B shares caused by the Litigation losses. The conversion factor at the inception of the derivative in May 2009 was 0.6296 and as of December 31, 2011 the conversion factor had decreased to 0.4254 due to Visa’s funding of the litigation escrow account. The decreases in the conversion factor triggered payments by the Company to the Counterparty of $8 million, $17 million, and $10 million during 2011, 2010, and 2009, respectively. A high degree of subjectivity was used in estimating the fair value of the derivative liability, and the ultimate impact to the Company could be significantly higher or lower than the $22 million and $23 million recorded as of December 31, 2011 and 2010, respectively. See Note 20, "Contingencies," for additional discussion of the related litigation.
Public Deposits
The Company holds public deposits from various states in which it does business. Individual state laws require banks to collateralize public deposits, typically as a percentage of their public deposit balance in excess of FDIC insurance and may also require a cross-guarantee among all banks holding public deposits of the individual state. The amount of collateral required varies by state and may also vary by institution within each state, depending on the individual state’s risk assessment of depository institutions. Certain of the states in which the Company holds public deposits use a pooled collateral method, whereby in the event of default of a bank holding public deposits, the collateral of the defaulting bank is liquidated to the extent necessary to recover the loss of public deposits of the defaulting bank. To the extent the collateral is insufficient, the remaining public deposit balances of the defaulting bank are recovered through an assessment, from the other banks holding public deposits in that state. The maximum potential amount of future payments the Company could be required to make is dependent on a variety of factors, including the amount of public funds held by banks in the states in which the Company also holds public deposits and the amount of collateral coverage associated with any defaulting bank. Individual states appear to be monitoring this risk relative to the current economic environment and evaluating collateral requirements; therefore, the likelihood that the Company would have to perform under this guarantee is dependent on whether any banks holding public funds default as well as the adequacy of collateral coverage.
Other
In the normal course of business, the Company enters into indemnification agreements and provides standard representations and warranties in connection with numerous transactions. These transactions include those arising from securitization activities, underwriting agreements, merger and acquisition agreements, loan sales, contractual commitments, payment processing, sponsorship agreements, and various other business transactions or arrangements. The extent of the Company’s obligations under these indemnification agreements depends upon the occurrence of future events; therefore, the Company’s potential future liability under these arrangements is not determinable.
STIS and STRH, broker-dealer affiliates of SunTrust, use a common third-party clearing broker to clear and execute their customers’ securities transactions and to hold customer accounts. Under their respective agreements, STIS and STRH agree to indemnify the clearing broker for losses that result from a customer’s failure to fulfill its contractual obligations. As the clearing broker’s rights to charge STIS and STRH have no maximum amount, the Company believes that the maximum potential obligation cannot be estimated. However, to mitigate exposure, the affiliate may seek recourse from the customer through cash or securities held in the defaulting customers’ account. For the years ended December 31, 2011, 2010, and 2009, STIS and STRH experienced minimal net losses as a result of the indemnity. The clearing agreements expire in May 2015 for both STIS and STRH.

SunTrust Community Capital, a SunTrust subsidiary, previously obtained state and federal tax credits through the construction and development of affordable housing properties and continues to obtain state and federal tax credits through investments in affordable housing developments. SunTrust Community Capital or its subsidiaries are limited and/or general partners in various partnerships established for the properties. Some of the investments that generate state tax credits may be sold to outside investors. As of December 31, 2011, SunTrust Community Capital has completed six sales containing guarantee provisions stating that SunTrust Community Capital will make payment to the outside investors if the tax credits become ineligible. SunTrust Community Capital also guarantees that the general partner under the transaction will perform on the delivery of the credits. The guarantees are expected to expire within a ten year period from inception. As of December 31, 2011, the maximum potential amount that SunTrust Community Capital could be obligated to pay under these guarantees is $37 million; however, SunTrust Community Capital can seek recourse against the general partner. Additionally, SunTrust Community Capital can seek reimbursement from cash flow and residual values of the underlying affordable housing properties provided that the properties retain value. As of December 31, 2011 and 2010, $5 million and $7 million, respectively, was accrued representing the remainder of tax credits to be delivered, and were recorded in other liabilities in the Consolidated Balance Sheets.

Fair Value Election and Measurement	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value Election and Measurement
NOTE 19 - FAIR VALUE ELECTION AND MEASUREMENT
The Company carries certain assets and liabilities at fair value on a recurring basis and appropriately classifies them as level 1, 2, or 3 within the fair value hierarchy. The Company’s recurring fair value measurements are based on a requirement to carry such assets and liabilities at fair value or the Company’s election to carry certain financial assets and financial liabilities at fair value. Assets and liabilities that are required to be carried at fair value on a recurring basis include trading securities, securities AFS, and derivative financial instruments. Assets and liabilities that the Company has elected to carry at fair value on a recurring basis include certain LHFI and LHFS, MSRs, certain brokered deposits, and certain issuances of fixed rate debt.
In certain circumstances, fair value enables a company to more accurately align its financial performance with the economic value of actively traded or hedged assets or liabilities. Fair value also enables a company to mitigate the non-economic earnings volatility caused from financial assets and financial liabilities being carried at different bases of accounting, as well as to more accurately portray the active and dynamic management of a company’s balance sheet.
The classification of an instrument as level 3 versus 2 involves judgment and is based on a variety of subjective factors in order to assess whether a market is inactive, resulting in the application of significant unobservable assumptions to value a financial instrument. A market is considered inactive if significant decreases in the volume and level of activity for the asset or liability have been observed. In determining whether a market is inactive, the Company evaluates such factors as the number of recent transactions in either the primary or secondary markets, whether price quotations are current, the nature of the market participants, the variability of price quotations, the significance of bid/ask spreads, declines in (or the absence of) new issuances and the availability of public information. Inactive markets necessitate the use of additional judgment when valuing financial instruments, such as pricing matrices, cash flow modeling, and the selection of an appropriate discount rate. The assumptions used to estimate the value of an instrument where the market was inactive are based on the Company’s assessment of the assumptions a market participant would use to value the instrument in an orderly transaction and include considerations of illiquidity in the current market environment.
Recurring Fair Value Measurements
The following tables present certain information regarding assets and liabilities measured at fair value on a recurring basis and the changes in fair value for those specific financial instruments in which fair value has been elected.

		Fair Value Measuements at December 31, 2011 Using
(Dollars in millions)	Assets/Liabilities	Quoted Prices In Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Trading assets:
U.S. Treasury securities	$144	$144	$—	$—
Federal agency securities	478	—	478	—
U.S. states and political subdivisions	54	—	54	—
MBS - agency	412	—	412	—
MBS - private	1	—	—	1
CDO/CLO securities	45	—	2	43
ABS	37	—	32	5
Corporate and other debt securities	344	—	344	—
CP	229	—	229	—
Equity securities	91	91	—	—
Derivative contracts	3,444	306	3,138	—
Trading loans	2,030	—	2,030	—
Gross trading assets	7,309	541	6,719	49
Offsetting collateral [1]	(1,030)
Total trading assets	6,279
Securities AFS:
U.S. Treasury securities	694	694	—	—
Federal agency securities	1,932	—	1,932	—
U.S. states and political subdivisions	454	—	396	58
MBS - agency	21,223	—	21,223	—
MBS - private	221	—	—	221
CDO/CLO securities	50	—	50	—
ABS	464	—	448	16
Corporate and other debt securities	51	—	46	5
Coke common stock	2,099	2,099	—	—
Other equity securities [2]	929	188	—	741
Total securities AFS	28,117	2,981	24,095	1,041
LHFS:
Residential loans	1,826	—	1,825	1
Corporate and other loans	315	—	315	—
Total LHFS	2,141	—	2,140	1
LHFI	433	—	—	433
MSRs	921	—	—	921
Other assets [3]	554	7	463	84
Liabilities
Trading liabilities:
U.S. Treasury securities	569	569	—	—
Corporate and other debt securities	77	—	77	—
Equity securities	37	37	—	—
Derivative contracts	2,293	174	1,930	189
Gross trading liabilities	2,976	780	2,007	189
Offsetting collateral [1]	(1,170)
Total trading liabilities	1,806
Brokered time deposits	1,018	—	1,018	—
Long-term debt	1,997	—	1,997	—
Other liabilities [3,4]	84	1	61	22
[1] Amount represents the cash collateral received from or deposited with derivative counterparties. Amount is offset with derivatives in the Consolidated Balance Sheets as of December 31, 2011.
[2]Includes at cost, $342 million of FHLB of Atlanta stock, $398 million of Federal Reserve Bank stock, and $187 million in mutual fund investments.
[3]These amounts include IRLCs and derivative financial instruments entered into by the Mortgage line of business to hedge its interest rate risk.
[4]These amounts include the derivative associated with the Company's sale of Visa shares during the year ended December 31, 2009.

		Fair Value Measurements at December 31, 2010 Using
(Dollars in millions)	Assets/Liabilities	Quoted Prices In Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Trading assets
U.S. Treasury securities	$187	$187	$—	$—
Federal agency securities	361	—	361	—
U.S. states and political subdivisions	123	—	123	—
MBS - agency	301	—	301	—
MBS - private	15	—	9	6
CDO/CLO securities	55	—	2	53
ABS	59	—	32	27
Corporate and other debt securities	743	—	743	—
CP	14	—	14	—
Equity securities	221	—	98	123
Derivative contracts	2,743	166	2,577	—
Trading loans	1,353	—	1,353	—
Total trading assets	6,175	353	5,613	209
Securities AFS
U.S. Treasury securities	5,516	5,516	—	—
Federal agency securities	1,895	—	1,895	—
U.S. states and political subdivisions	579	—	505	74
MBS - agency	14,358	—	14,358	—
MBS - private	347	—	—	347
CDO/CLO securities	50	—	50	—
ABS	808	—	788	20
Corporate and other debt securities	482	—	477	5
Coke common stock	1,973	1,973	—	—
Other equity securities [1]	887	—	197	690
Total securities AFS	26,895	7,489	18,270	1,136
LHFS
Residential loans	2,847	—	2,845	2
Corporate and other loans	321	—	316	5
Total LHFS	3,168	—	3,161	7
LHFI	492	—	—	492
MSRs	1,439	—	—	1,439
Other assets [2]	241	—	223	18
Liabilities
Trading liabilities
U.S. Treasury securities	439	439	—	—
Corporate and other debt securities	398	—	398	—
Derivative contracts	1,841	120	1,576	145
Total trading liabilities	2,678	559	1,974	145
Brokered time deposits	1,213	—	1,213	—
Long-term debt	2,837	—	2,837	—
Other liabilities [2,3]	114	—	72	42
[1] Includes at cost, $298 million of FHLB of Atlanta stock, $391 million of Federal Reserve Bank stock, and $197 million in mutual fund investments.
[2]These amounts include IRLCs and derivative financial instruments entered into by the Mortgage line of business to hedge its interest rate risk.
[3]These amounts include the derivative associated with the Company's sale of Visa shares during the year ended December 31, 2009.

The following tables present the difference between the aggregate fair value and the aggregate unpaid principal balance of trading loans, LHFI, LHFS, brokered time deposits, and long-term debt instruments for which the FVO has been elected. For LHFI and LHFS for which the FVO has been elected, the tables also include the difference between aggregate fair value and the aggregate unpaid principal balance of loans that are 90 days or more past due, as well as loans in nonaccrual status.

(Dollars in millions)	Aggregate Fair Value December 31, 2011	Aggregate Unpaid Principal Balance under FVO December 31, 2011	Fair Value Over/(Under) Unpaid Principal
Trading loans	$2,030	$2,010	$20
LHFS	2,139	2,077	62
Past due loans of 90 days or more	1	1	—
Nonaccrual loans	1	8	(7)
LHFI	407	439	(32)
Past due loans of 90 days or more	1	2	(1)
Nonaccrual loans	25	48	(23)
Brokered time deposits	1,018	1,011	7
Long-term debt	1,997	1,901	96
(Dollars in millions)	Aggregate Fair Value December 31, 2010	Aggregate Unpaid Principal Balance under FVO December 31, 2010	Fair Value Over/(Under) Unpaid Principal
Trading loans	$1,353	$1,320	$33
LHFS	3,160	3,155	5
Past due loans of 90 days or more	2	2	—
Nonaccrual loans	6	25	(19)
LHFI	462	517	(55)
Past due loans of 90 days or more	2	4	(2)
Nonaccrual loans	28	54	(26)
Brokered time deposits	1,213	1,188	25
Long-term debt	2,837	2,753	84

The following tables present the change in fair value during the years ended December 31, 2011, 2010, and 2009 of financial instruments for which the FVO has been elected, as well as MSRs that are accounted for at fair value in accordance with applicable fair value accounting guidance. The tables do not reflect the change in fair value attributable to the related economic hedges the Company used to mitigate the market-related risks associated with the financial instruments. The changes in the fair value of economic hedges are also recognized in trading income/(loss), mortgage production related (loss)/income, or mortgage servicing related income, as appropriate, and are designed to partially offset the change in fair value of the financial instruments referenced in the tables below. The Company’s economic hedging activities are deployed at both the instrument and portfolio level.

	Fair Value Gain/(Loss) for the Year Ended December 31, 2011, for Items Measured at Fair Value Pursuant to Election of the FVO
(Dollars in millions)	Trading income/(loss)	Mortgage Production Related (Loss)/Income [1]	Mortgage Servicing Related Income	Total Changes in Fair Values Included in Current- Period Earnings [2]
Assets
Trading loans	$21	$—	$—	$21
LHFS	(10)	450	—	440
LHFI	3	11	—	14
MSRs	—	7	(733)	(726)
Liabilities
Brokered time deposits	32	—	—	32
Long-term debt	(12)	—	—	(12)
[1]For the year ended December 31, 2011, income related to LHFS includes $217 million related to MSRs recognized upon the sale of loans reported at fair value. For the year ended December 31, 2011, income related to MSRs includes $7 million of MSRs recognized upon the sale of loans reported at LOCOM. These MSRs are included in the table since the Company elected to report MSRs recognized in 2009 and beyond using the fair value method. Previously, MSRs were reported under the amortized cost method.
[2]Changes in fair value for the year ended December 31, 2011, exclude accrued interest for the periods then ended. Interest income or interest expense on trading loans, LHFS, LHFI, brokered time deposits and long-term debt that have been elected to be carried at fair value are recorded in interest income or interest expense in the Consolidated Statements of Income/(Loss) based on their contractual coupons.

	Fair Value Gain/(Loss) for the Year Ended December 31, 2010, for Items Measured at Fair Value Pursuant to Election of the FVO
(Dollars in millions)	Trading income/(loss)	Mortgage Production Related (Loss)/Income [1]	Mortgage Servicing Related Income	Total Changes in Fair Values Included in Current Period Earnings [2]
Assets
Trading loans	($3)	$—	$—	($3)
LHFS	26	568	—	594
LHFI	—	7	—	7
MSRs	—	15	(513)	(498)
Liabilities
Brokered time deposits	(62)	—	—	(62)
Long-term debt	(168)	—	—	(168)
[1]For the year ended December 31, 2010, income related to LHFS, includes $274 million related to MSRs recognized upon the sale of loans reported at fair value. For the year ended December 31, 2010, income related to MSRs includes $15 million of MSRs recognized upon the sale of loans reported at LOCOM. These MSRs are included in the table since the Company elected to report MSRs recognized in 2009 and beyond using the fair value method. Previously, MSRs were reported under the amortized cost method.
[2]Changes in fair value for the year ended December 31, 2010, exclude accrued interest for the periods then ended. Interest income or interest expense on trading loans, LHFS, LHFI, brokered time deposits and long-term debt that have been elected to be carried at fair value are recorded in interest income or interest expense in the Consolidated Statements of Income/(Loss) based on their contractual coupons.

	Fair Value Gain/(Loss) for the Year Ended December 31, 2009, for Items Measured at Fair Value Pursuant to Election of the FVO
(Dollars in millions)	Trading income/(loss)	Mortgage Production Related (Loss)/Income [1]	Mortgage Servicing Related Income	Total Changes in Fair Values Included in Current Period Earnings [2]
Assets
Trading loans	$3	$—	$—	$3
LHFS	2	625	—	627
LHFI	3	(1)	—	2
MSRs	—	17	66	83
Liabilities
Brokered time deposits	11	—	—	11
Long-term debt	(65)	—	—	(65)
[1]For the year ended December 31, 2009, income related to LHFS, includes $664 million related to MSRs recognized upon the sale of loans reported at fair value. For the year ended December 31, 2009, income related to MSRs includes $18 million of MSRs recognized upon the sale of loans reported at LOCOM. These MSRs are included in the table since the Company elected to report MSRs recognized in 2009 and beyond using the fair value method. Previously, MSRs were reported under the amortized cost method.
[2]Changes in fair value for the year ended December 31, 2009, exclude accrued interest for the periods then ended. Interest income or interest expense on trading loans, LHFS, LHFI, brokered time deposits and long-term debt that have been elected to be carried at fair value are recorded in interest income or interest expense in the Consolidated Statements of Income/(Loss) based on their contractual coupons.
The following is a discussion of the valuation techniques and inputs used in developing fair value measurements for assets and liabilities classified as level 2 or 3 that are measured at fair value on a recurring basis, based on the class as determined by the nature and risks of the instrument.
Trading Assets and Securities Available for Sale
Unless otherwise indicated, trading assets are priced by the trading desk and independently validated against pricing received from two or three third party pricing sources; securities AFS are valued by an independent third party pricing service and independently validated against pricing received from two other third party pricing sources, all of which are sources that are widely used by market participants. The Company classifies instruments as level 2 in the fair value hierarchy when it is able to determine that external pricing sources are using similar instruments trading in the markets as the basis for estimating fair value. One way the Company determines this is by the number of pricing services that will provide a quote on the instrument along with the range of values provided by those pricing services. A wide range of quoted values may indicate that significant adjustments to the trades in the market are being made by the pricing services.

Federal agency securities
The Company includes in this classification securities issued by federal agencies and GSEs. Agency securities consist of debt obligations issued by HUD, FHLB and other agencies, or collateralized by loans that are guaranteed by the SBA and are, therefore, backed by the full faith and credit of the U.S. government. In the case of securities issued by GSEs such as Fannie Mae and Freddie Mac, the obligations are not explicitly guaranteed by the U.S. government; however, the GSEs carry an implied rating commensurate with that of U.S. government obligations and may be required to maintain such rating through its agency agreement. In certain instances, the U.S. Treasury owns the senior preferred stock of these enterprises and has made a commitment, under that stock purchase agreement, to provide these GSEs with funds to maintain a positive net worth. For SBA instruments, the Company estimated fair value based on pricing from observable trading activity for similar securities or obtained fair values from a third party pricing service; accordingly, the Company has classified these instruments as level 2.
U.S. states and political subdivisions
The Company’s investments in U.S. states and political subdivisions (collectively “municipals”) include obligations of county and municipal authorities and agency bonds, which are general obligations of the municipality or are supported by a specified revenue source. Holdings were geographically dispersed, with no significant concentrations in any one state or municipality. Additionally, all but an immaterial amount of AFS municipal obligations classified as level 2 are highly rated or are otherwise collateralized by securities backed by the full faith and credit of the federal government.
Level 3 municipal securities includes ARS purchased since the auction rate market began failing in February 2008 and have been considered level 3 securities due to the significant decrease in the volume and level of activity in these markets, which has necessitated the use of significant unobservable inputs into the Company’s valuations. Municipal ARS are classified as securities AFS. These securities were valued using comparisons to similar ARS for which auctions are currently successful and/or to longer term, non-ARS issued by similar municipalities. The Company also evaluated the relative strength of the municipality and made appropriate downward adjustments in price based on the credit rating of the municipality as well as the relative financial strength of the insurer on those bonds. Although auctions for several municipal ARS have been operating successfully, ARS owned by the Company at December 31, 2011 continued to be classified as level 3 as they are those ARS for which the auctions continued to fail; accordingly, due to the uncertainty around the success rates for auctions and the absence of any successful auctions for these identical securities, the Company continued to price the ARS below par.
Level 3 AFS municipal bond securities also include bonds that are only redeemable with the issuer at par and cannot be traded in the market. As such, no significant observable market data for these instruments is available. In order to estimate pricing on these securities, the Company utilized a third party municipal bond yield curve for the lowest investment grade bonds (BBB rated) and priced each bond based on the yield associated with that maturity.
MBS – agency
MBS – agency includes pass-through securities and collateralized mortgage obligations issued by GSEs and U.S. government agencies, such as Fannie Mae, Freddie Mac, and Ginnie Mae. Each security contains a guarantee by the issuing GSE or agency. For agency MBS, the Company estimated fair value based on pricing from observable trading activity for similar securities or obtained fair values from a third party pricing service; accordingly, the Company has classified these as level 2.
MBS – private
Private MBS includes purchased interests in third party securitizations as well as retained interests in Company-sponsored securitizations of residential mortgages. In 2010, the Company also had approximately $9 million of private label CMBS in trading assets that were received as part of a SIV liquidation (see CDO/CLO discussion below). Generally, the Company attempts to obtain pricing for its securities from an independent pricing service or third party brokers who have experience in valuing certain investments. This pricing may be used as either direct support for the Company’s valuations or used to validate outputs from its own proprietary models. The Company evaluates third party pricing to determine the reasonableness of the information relative to changes in market data, such as any recent trades, market information received from outside market participants and analysts, and/or changes in the underlying collateral performance. For a de minimis amount of private MBS, the Company uses industry-standard or proprietary models to estimate fair value and considers assumptions that are generally not observable in the current markets or that are not specific to the securities that the Company owns, such as relevant market indices that correlate to the underlying collateral, prepayment speeds, default rates, loss severity rates, and discount rates. As liquidity returns to these markets, the Company has seen more pricing information from third parties and a reduction in the need to use pricing models to estimate fair value. Even though limited third party pricing has been available, the Company continued to classify private MBS as level 3, as the Company believes that this third party pricing relied on significant unobservable assumptions, as evidenced by a persistently wide bid-ask price range and variability in pricing from the pricing services, particularly for the vintage and exposures held by the Company.

For the private CMBS held at December 31, 2010, the Company was able to obtain pricing information as part of the foreclosure sale at liquidation and was also able to obtain at least two different pricing sources that were within narrow price range. As such, the Company classified these securities as level 2. Certain vintages of private RMBS have suffered from deterioration in credit quality leading to downgrades. At December 31, 2011, the Company's private RMBS contained 2006 to 2007 vintage securities AFS and trading securities. At December 31, 2010, private RMBS also included 2003 vintage securities classified as AFS. All but a de minimis amount of the 2006 and 2007 vintage securities AFS and trading securities had been downgraded to non-investment grade levels by at least one nationally recognized rating agency. The vast majority of these securities had high investment grade ratings at the time of origination or purchase. The 2006 to 2007 vintage collateral is predominantly comprised of prime jumbo fixed and floating rate loans. The 2003 vintage securities are interests retained from a securitization of prime first lien fixed and floating rate loans and are primarily all investment grade rated, with the exception of a small amount of support bonds. The majority of these securities had maintained their original ratings, with a small amount of upgrades and only one bond downgraded since inception of the deal. During 2011, the Company's remaining interests of $49 million in the 2003 securitization were liquidated through the exercise of the Company's clean up call rights on the underlying collateral. See Note 11, "Certain Transfers of Financial Assets and Variable Interest Entities."
Securities that are classified as AFS and are in an unrealized loss position are included as part of our quarterly OTTI evaluation process. See Note 5, “Securities Available for Sale,” for details regarding assumptions used to assess impairment and impairment amounts recognized through earnings on private MBS during the years ended December 31, 2011, 2010, and 2009.

CDO/CLO Securities
Level 2 securities AFS consists of a senior interest in a third party CLOs for which independent broker pricing based on market trades and/or from new issuance of similar assets is readily available. At December 31, 2011, the Company’s investments in level 3 trading CDOs consisted of senior ARS interests in Company-sponsored securitizations of trust preferred collateral. In the first quarter of 2011, the Company sold the remaining securities within trading assets that were received upon the liquidation of one of the Company’s SIV investments, which included $21 million of CDO securities. Additionally, the Company’s $20 million retained interest in a structured participation of commercial loans was liquidated in 2011 through the exercise of the Company’s clean up call. For the ARS CDOs classified as level 3 trading assets, the increase in the value of these interests during the year ended December 31, 2011 was due to a steady recovery in the broader CDO market during the first half of the year along with an improvement in the underlying collateral for most of the individual interests. Additionally, the Company purchased CDO ARS securities in July 2011 as a result of the settlement of an ARS claim. For additional information, see Note 11, "Certain Transfers of Financial Assets and Variable Interest Entities," and Note 20, "Contingencies." Although market conditions have improved, the auctions continue to fail and the Company continues to make significant adjustments to valuation assumptions available from observable secondary market trading of similar term securities; therefore, the Company continued to classify these as level 3 investments.
Asset-backed securities
Level 2 ABS classified as securities AFS are primarily interests collateralized by third party securitizations of 2009 through 2011 vintage auto loans. These ABS are either publicly traded or are 144A privately placed bonds. The Company utilizes an independent pricing service to obtain fair values for publicly traded securities and similar securities for estimating the fair value of the privately placed bonds. No significant unobservable assumptions were used in pricing the auto loan ABS; therefore, the Company classified these bonds as level 2. Additionally, the Company classified $32 million of trading ARS and $72 million of AFS ARS collateralized by government guaranteed student loans as level 2 due to observable market trades and bids for similar senior securities. Student loan ABS held by the Company are generally collateralized by FFELP student loans, the majority of which benefit from a 97% (or higher) government guarantee of principal and interest. For valuations of subordinate securities in the same structure, the Company adjusts valuations on the senior securities based on the likelihood that the issuer will refinance in the near term, a security’s level of subordination in the structure, and/or the perceived risk of the issuer as determined by credit ratings or total leverage of the trust. These adjustments may be significant; therefore, the subordinate student loan ARS held as trading assets continue to be classified as level 3.

Other level 3 AFS ABS includes interests in third party securitizations of auto loans and home equity lines of credit that are vintage 2003-2004. Third party pricing is generally available to price or validate the pricing on these positions, however, the Company believes that this third party pricing relied on a significant unobservable assumptions, as evidenced by a wide bid-ask range and variability in pricing received from the pricing services, and therefore the Company continues to classify these ABS as level 3.
During the first quarter of 2011, the Company sold the remaining ABS related to the assets acquired in 2007, including those received in the SIV liquidation that occurred in December 2010. This included $31 million of level 3 trading ABS collateralized by auto loans and home equity lines of credit.
Corporate and other debt securities
Corporate debt securities are predominantly comprised of senior and subordinate debt obligations of domestic corporations and are classified as level 2. Other debt securities in level 3 include bonds that are redeemable with the issuer at par and cannot be traded in the market; as such, no significant observable market data for these instruments is available.
Commercial paper
From time to time, the Company trades third party CP that is generally short-term in nature (less than 30 days) and highly rated. The Company estimates the fair value of the CP that it trades based on observable pricing from executed trades of similar instruments.
Equity securities
Level 1 equity securities, both trading and AFS, consist primarily of MMMFs that trade at a $1 net asset value, which is considered the fair market value of those fund shares.

Level 3 equity securities classified as trading as of December 31, 2010 included nonmarketable preferred shares in municipal funds issues as ARS that the Company purchased as a result of the ARS market failing in 2008 and the resulting FINRA settlement described in Note 20, "Contingencies." During the year ended December 31, 2011, the issuers of these ARS had redeemed at par all of the remaining shares that were held by the Company.
Level 3 equity securities classified as securities AFS include, as of December 31, 2011 and 2010, $740 million and $689 million, respectively, of FHLB stock and Federal Reserve Bank stock, which are redeemable with the issuer at par and cannot be traded in the market. As such, no significant observable market data for these instruments is available. The Company accounts for the stock based on the industry guidance that requires these investments be carried at cost and evaluated for impairment based on the ultimate recovery of par value.

Derivative contracts (trading assets or trading liabilities)
With the exception of one derivative contract discussed herein and certain instruments discussed under ‘other assets/liabilities, net’ that qualify as derivative instruments, the Company’s derivative instruments are level 1 or 2 instruments. Level 1 derivative contracts generally include exchange-traded futures or option contracts for which pricing is readily available. See Note 17, “Derivative Financial Instruments,” for additional information on the Company’s derivative contracts.
The Company’s level 2 instruments are predominantly standard OTC swaps, options, and forwards, with underlying market variables of interest rates, foreign exchange, equity, and credit. Because fair values for OTC contracts are not readily available, the Company estimates fair values using internal, but standard, valuation models that incorporate market-observable inputs. The valuation model is driven by the type of contract: for option-based products, the Company uses an appropriate option pricing model, such as Black-Scholes; for forward-based products, the Company’s valuation methodology is generally a discounted cash flow approach. The primary drivers of the fair values of derivative instruments are the underlying variables, such as interest rates, exchange rates, equity, or credit. As such, the Company uses market-based assumptions for all of its significant inputs, such as interest rate yield curves, quoted exchange rates and spot prices, market implied volatilities and credit curves.

Derivative instruments are primarily transacted in the institutional dealer market and priced with observable market assumptions at a mid-market valuation point, with appropriate valuation adjustments for liquidity and credit risk. For purposes of valuation adjustments to its derivative positions, the Company has evaluated liquidity premiums that may be demanded by market participants, as well as the credit risk of its counterparties and its own credit. The Company has considered factors such as the likelihood of default by itself and its counterparties, its net exposures, and remaining maturities in determining the appropriate fair value adjustments to record. Generally, the expected loss of each counterparty is estimated using the Company's proprietary internal risk rating system. The risk rating system utilizes counterparty-specific probabilities of default and LGD estimates to derive the expected loss. For counterparties that are rated by national rating agencies, those ratings are also considered in estimating the credit risk. In addition, counterparty exposure is evaluated by netting positions that are subject to master netting arrangements, as well as considering the amount of marketable collateral securing the position. Specifically approved counterparties and exposure limits are defined. Creditworthiness of the approved counterparties is regularly reviewed and appropriate business action is taken to adjust the exposure to certain counterparties, as necessary. This approach used to estimate exposures to counterparties is also used by the Company to estimate its own credit risk on derivative liability positions.
The Agreements the Company entered into related to its Coke common stock are level 3 instruments, due to the unobservability of a significant assumption used to value these instruments. Because the value is primarily driven by the embedded equity collars on the Coke shares, a Black-Scholes model is the appropriate valuation model. Most of the assumptions are directly observable from the market, such as the per share market price of Coke common stock, interest rates, and the dividend rate on the Coke common stock. Volatility is a significant assumption and is impacted both by the unusually large size of the trade and the long tenor until settlement. Because the derivatives carry scheduled terms of 6.5 years and 7 years from the effective date and are on a significant number of Coke shares, the observable and active options market on Coke does not provide for any identical or similar instruments. As such, the Company receives estimated market values from a market participant who is knowledgeable about Coke equity derivatives and is active in the market. Based on inquiries of the market participant as to their procedures, as well as the Company’s own valuation assessment procedures, the Company has satisfied itself that the market participant is using methodologies and assumptions that other market participants would use in estimating the fair value of The Agreements. At December 31, 2011 and 2010, The Agreements’ combined fair value was a liability of $189 million and $145 million, respectively.

See Note 17, “Derivative Financial Instruments,” to the Consolidated Financial Statements, for additional information on the Company's derivative contracts.
Trading loans
The Company engages in certain businesses whereby the election to carry loans at fair value for financial reporting aligns with the underlying business purposes. Specifically, the loans that are included within this classification are: (i) loans made or acquired in connection with the Company’s TRS business (see Note 11, "Certain Transfers of Financial Assets and Variable Interest Entities," and Note 17, “Derivative Financial Instruments,” for further discussion of this business), (ii) loans backed by the SBA, and (iii) the loan sales and trading business within the Company’s CIB line of business. All of these loans have been classified as level 2, due to the market data that the Company uses in its estimates of fair value.
The loans made in connection with the Company’s TRS business are short-term, demand loans, whereby the repayment is senior in priority and whose value is collateralized. While these loans do not trade in the market, the Company believes that the par amount of the loans approximates fair value and no unobservable assumptions are made by the Company to arrive at this conclusion. At December 31, 2011 and 2010, the Company had outstanding $1.7 billion and $972 million, respectively, of such short-term loans carried at fair value.
SBA loans are similar to SBA securities discussed herein under “Federal agency securities,” except for their legal form. In both cases, the Company trades instruments that are fully guaranteed by the U.S. government as to contractual principal and interest and has sufficient observable trading activity upon which to base its estimates of fair value.
The loans from the Company’s sales and trading business are commercial and corporate leveraged loans that are either traded in the market or for which similar loans trade. The Company elected to carry these loans at fair value in order to reflect the active management of these positions. The Company is able to obtain fair value estimates for substantially all of these loans using a third party valuation service that is broadly used by market participants. While most of the loans are traded in the markets, the Company does not believe that trading activity qualifies the loans as level 1 instruments, as the volume and level of trading activity is subject to variability and the loans are not exchange-traded, such that the Company believes that level 2 is a more appropriate presentation of the underlying market activity for the loans. At December 31, 2011 and 2010, $323 million and $381 million, respectively, of loans related to the Company’s trading business were held in inventory.

Loans and Loans Held for Sale
Residential LHFS
The Company recognized at fair value certain newly-originated mortgage LHFS based upon defined product criteria. The Company chooses to fair value these mortgage LHFS in order to eliminate the complexities and inherent difficulties of achieving hedge accounting and to better align reported results with the underlying economic changes in value of the loans and related hedge instruments. This election impacts the timing and recognition of origination fees and costs, as well as servicing value. Specifically, origination fees and costs are recognized in earnings when earned or incurred. The servicing value, which had been recorded as MSRs at the time the loan was sold, is included in the fair value of the loan and initially recognized at the time the Company enters into IRLCs with borrowers. The Company uses derivatives to economically hedge changes in servicing value as a result of including the servicing value in the fair value of the loan. The mark to market adjustments related to LHFS and the associated economic hedges are captured in mortgage production related (loss)/income.
Level 2 LHFS are primarily agency loans which trade in active secondary markets and are priced using current market pricing for similar securities adjusted for servicing and risk. Level 3 loans are primarily non-agency residential mortgages for which there is little to no observable trading activity of similar instruments in either the new issuance or secondary loan markets as either whole loans or as securities. Prior to the non-agency residential loan market disruption, which began during the third quarter of 2007 and continues, the Company was able to obtain certain observable pricing from either the new issuance or secondary loan market. However, as the markets deteriorated and certain loans were not actively trading as either whole loans or as securities, the Company began employing the same alternative valuation methodologies used to value level 3 residential MBS to fair value the loans.
As disclosed in the tabular level 3 rollforwards, transfers of certain mortgage LHFS into level 3 during 2011 were not due to using alternative valuation approaches, but were largely due to borrower defaults or the identification of other loan defects impacting the marketability of the loans.
For residential loans that the Company has elected to carry at fair value, the Company has considered the component of the fair value changes due to instrument-specific credit risk, which is intended to be an approximation of the fair value change attributable to changes in borrower-specific credit risk. For the years ended December 31, 2011, 2010, and 2009, the Company recognized losses in the Consolidated Statements of Income/(Loss) of $15 million, $18 million, and $24 million, respectively, due to changes in fair value attributable to borrower-specific credit risk. In addition to borrower-specific credit risk, there are other, more significant, variables that drive changes in the fair values of the loans, including interest rates and general conditions in the principal markets for the loans.
Corporate and other LHFS
As discussed in Note 11, “Certain Transfers of Financial Assets and Variable Interest Entities,” the Company has determined that it is the primary beneficiary of a CLO vehicle, which resulted in the Company consolidating the loans of that vehicle. Because the CLO trades its loans from time to time and in order to fairly present the economics of the CLO, the Company elected to carry the loans of the CLO at fair value. The Company is able to obtain fair value estimates for substantially all of these loans using a third party valuation service that is broadly used by market participants. While most of the loans are traded in the markets, the Company does not believe the loans qualify as level 1 instruments, as the volume and level of trading activity is subject to variability and the loans are not exchange-traded, such that the Company believes that level 2 is more representative of the general market activity for the loans.
LHFI
Level 3 LHFI predominantly includes mortgage loans that have been deemed not marketable, largely due to borrower defaults or the identification of other loan defects. The Company values these loans using a discounted cash flow approach based on assumptions that are generally not observable in the current markets, such as prepayment speeds, default rates, loss severity rates, and discount rates.

Other Intangible Assets
Other intangible assets that the Company records at fair value are the Company’s MSR assets. The fair values of MSRs are determined by projecting cash flows, which are then discounted to estimate an expected fair value. The fair values of MSRs are impacted by a variety of factors, including prepayment assumptions, discount rates, delinquency rates, contractually specified servicing fees, servicing costs, and underlying portfolio characteristics. For additional information, see Note 9, "Goodwill and Other Intangible Assets." The underlying assumptions and estimated values are corroborated by values received from independent third parties based on their review of the servicing portfolio. Because these inputs are not transparent in market trades, MSRs are considered to be level 3 assets.

Other Assets/Liabilities, net
The Company’s other assets/liabilities that are carried at fair value on a recurring basis include IRLCs that satisfy the criteria to be treated as derivative financial instruments, derivative financial instruments that are used by the Company to economically hedge certain loans and MSRs, and the derivative that the Company obtained as a result of its sale of Visa Class B shares.
The fair value of IRLCs on residential mortgage LHFS, while based on interest rates observable in the market, is highly dependent on the ultimate closing of the loans. These “pull-through” rates are based on the Company’s historical data and reflect the Company’s best estimate of the likelihood that a commitment will ultimately result in a closed loan. Servicing value is included in the fair value of IRLCs, and the fair value of servicing is determined by projecting cash flows which are then discounted to estimate an expected fair value. The fair value of servicing is impacted by a variety of factors, including prepayment assumptions, discount rates, delinquency rates, contractually specified servicing fees, servicing costs, and underlying portfolio characteristics. Because these inputs are not transparent in market trades, IRLCs are considered to be level 3 assets.
During the years ended December 31, 2011 and 2010, the Company transferred $271 million and $398 million, respectively, of IRLCs out of level 3 as the associated loans were closed.
The Company is exposed to interest rate risk associated with MSRs, IRLCs, mortgage LHFS, and mortgage LHFI reported at fair value. The Company hedges these exposures with a combination of derivatives, including MBS forward and option contracts, interest rate swap and swaption contracts, futures contracts, and eurodollar options. The Company estimates the fair values of such derivative instruments consistent with the methodologies discussed herein under “Derivative contracts” and accordingly these derivatives are considered to be level 2 instruments.
During the second quarter of 2009, in connection with its sale of Visa Class B shares, the Company entered into a derivative contract whereby the ultimate cash payments received or paid, if any, under the contract are based on the ultimate resolution of litigation involving Visa. The value of the derivative was estimated based on the Company’s expectations regarding the ultimate resolution of that litigation, which involved a high degree of judgment and subjectivity. Accordingly, the value of the derivative liability was classified as a level 3 instrument.

Liabilities
Trading liabilities
Trading liabilities are primarily comprised of derivative contracts, but also include various contracts involving U.S. Treasury securities, Federal agency securities, and corporate debt securities that the Company uses in certain of its trading businesses. The Company employs the same valuation methodologies for these derivative contracts and securities as are discussed within the corresponding sections herein under “Trading Assets and Securities Available for Sale.”
Brokered time deposits
The Company has elected to measure certain CDs at fair value. These debt instruments include embedded derivatives that are generally based on underlying equity securities or equity indices, but may be based on other underlyings that may or may not be clearly and closely related to the host debt instrument. The Company elected to carry these instruments at fair value in order to remove the mixed attribute accounting model for the single debt instrument or to better align the economics of the CDs with the Company’s risk management strategies. The Company evaluated, on an instrument by instrument basis, whether a new issuance would be carried at fair value.

The Company has classified these CDs as level 2 instruments due to the Company’s ability to reasonably measure all significant inputs based on observable market variables. The Company employs a discounted cash flow approach to the host debt component of the CD, based on observable market interest rates for the term of the CD and an estimate of the Bank’s credit risk. For the embedded derivative features, the Company uses the same valuation methodologies as if the derivative were a standalone derivative, as discussed herein under “Derivative contracts.”
For brokered time deposits carried at fair value, the Company estimated credit spreads above LIBOR, based on credit spreads from actual or estimated trading levels of the debt or other relevant market data. The Company recognized gains of $2 million, losses of $41 million, and losses of $2 million for the years ended December 31, 2011, 2010, and 2009, respectively, due to changes in its own credit spread on its brokered time deposits carried at fair value.
Long-term debt
The Company has elected to carry at fair value certain fixed rate debt issuances of public debt which are valued by obtaining quotes from a third party pricing service and utilizing broker quotes to corroborate the reasonableness of those marks. Additionally, information from market data of recent observable trades and indications from buy side investors, if available, are taken into consideration as additional support for the value. Due to the availability of this information, the Company determined that the appropriate classification for the debt was level 2. The election to fair value the debt was made in order to align the accounting for the debt with the accounting for the derivatives without having to account for the debt under hedge accounting, thus avoiding the complex and time consuming fair value hedge accounting requirements.
The Company’s public debt carried at fair value impacts earnings predominantly through changes in the Company’s credit spreads as the Company has entered into derivative financial instruments that economically convert the interest rate on the debt from fixed to floating. The estimated earnings impact from changes in credit spreads above U.S. Treasury rates were gains of $57 million, losses of $95 million, and losses of $233 million for the years ended December 31, 2011, 2010, and 2009, respectively.
The Company also carries approximately $289 million of issued securities contained in a consolidated CLO at fair value in order to recognize the nonrecourse nature of these liabilities to the Company. Specifically, the holders of the liabilities are only paid interest and principal to the extent of the cash flows from the assets of the vehicle and the Company has no current or future obligations to fund any of the CLO vehicle’s liabilities. The Company has classified these securities as level 2, as the primary driver of their fair values are the loans owned by the CLO, which the Company has also elected to carry at fair value, as discussed herein under “Loans and Loans Held for Sale – Corporate and other LHFS”.
The following tables show a reconciliation of the beginning and ending balances for fair valued assets and liabilities measured on a recurring basis using significant unobservable inputs (other than MSRs which are disclosed in Note 9, “Goodwill and Other Intangible Assets”). Transfers into and out of the fair value hierarchy levels are assumed to be as of the end of the quarter in which the transfer occurred. None of the transfers into or out of level 3 have been the result of using alternative valuation approaches to estimate fair values.

	Fair Value Measurements Using Significant Unobservable Inputs
(Dollars in millions)	Beginning balance January 1, 2011	Included in earnings		OCI		Purchases	Sales	Settlements	Transfers to other balance sheet line items	Transfers into Level 3	Transfers out of Level 3	Fair value December 31, 2011	Included in earnings (held at December 31, 2011) [1]
Assets:
Trading assets:
MBS - private	$6	$1		$—		$—	($5)	($1)	$—		$—	$1	($1)
CDO/CLO securities	53	26	[2]	—		6	(21)	(1)	(20)		—	43	9	[2]
ABS	27	9		—		—	(31)	—				5	2
Equity securities	123	13		—		—	—	(136)	—		—	—	—
Total trading assets	209	49	[3]	—		6	(57)	(138)	(20)	—	—	49	10	[3]
Securities AFS:
U.S. states and political subdivisions	74	1		(2)		—	(4)	(11)				58	—
MBS - private	347	(8)		2		—	—	(71)	(49)			221	(6)
ABS	20	—		—		—	—	(4)			—	16	—
Corporate and other debt securities	5	—		—		—	—	—				5	—
Other equity securities	690	—		—		198	—	(147)				741	—
Total securities AFS	1,136	(7)	[4]	—		198	(4)	(233)	(49)	—	—	1,041	(6)	[4]
LHFS:
Residential loans	2	(1)	[5]	—		—	(18)	(1)	(1)	23	(3)	1	—
Corporate and other loans	5	(1)	[6]	—		—	—	(4)	—	—	—	—	—
LHFI	492	14	[7]	—		—	—	(59)	(13)	—	(1)	433	(1)	[7]
Other assets/(liabilities), net	(24)	349	[5]	—		—	—	8	(271)	—	—	62	—
Liabilities
Derivative contracts	(145)	2	[3]	(46)	[8]	—	—	—	—	—		(189)	2	[3]
[1] Change in unrealized gains/(losses) included in earnings during the period related to financial assets still held at December 31, 2011.
[2] Amounts included in earnings do not include losses accrued as a result of the ARS settlements discussed in Note 20, "Contingencies."
[3] Amounts included in earnings are recorded in trading income/(loss).
[4] Amounts included in earnings are recorded in net securities gains.
[5] Amounts included in earnings are net of issuances, fair value changes, and expirations and are recorded in mortgage production related (loss)/income.
[6] Amounts included in earnings are recorded in other noninterest income.
[7] Amounts are generally included in mortgage production related (loss)/income, however, the mark on certain fair value loans is included in trading income/(loss).
[8] Amount recorded in OCI is the effective portion of the cash flow hedges related to the Company’s probable forecasted sale of its shares of Coke common stock as discussed in Note 17, “Derivative Financial Instruments.”

	Fair Value Measurements Using Significant Unobservable Inputs
(Dollars in millions)	Beginning balance January 1, 2010	Included in earnings		OCI		Purchases, sales, issuances, settlements, maturities, paydowns, net	Transfers from/(to) other balance sheet line items	Transfers into Level 3	Transfers out of Level 3	Fair value December 31, 2010	Included in earnings (held at December 31, 2010) [1]
Assets
Trading assets:
U.S. states and political subdivisions	$7	$1		$—		($8)	$—	$—	$—	$—	$—
MBS - private	6	10		—		(36)	35	—	(9)	6	(1)
CDO/CLO securities	175	49	[2]	—		(109)	(60)	—	(2)	53	13	[2]
ABS	51	9		—		(3)	2	—	(32)	27	(2)
Equity securities	151	8		—		(36)	—	—	—	123	3
Total trading assets	390	77	[3]	—		(192)	(23)	—	(43)	209	13	[3]
Securities AFS:
U.S. states and political subdivisions	132	3		2		(63)	—	—	—	74	—
MBS - private	378	(2)		64		(93)	—	—	—	347	(2)
ABS	102	4		—		7	—	—	(93)	20	—
Corporate and other debt securities	5	—		—		—	—	—	—	5	—
Other equity securities	705	—		—		(15)	—	—	—	690	—
Total securities AFS	1,322	5	[4]	66		(164)	—	—	(93)	1,136	(2)	[4]
LHFS:
Residential loans	142	(4)	[5]	—		(89)	(118)	75	(4)	2	—
Corporate and other loans	9	(2)	[6]	—		(2)	—	—	—	5	(2)	[6]
LHFI	449	3	[7]	—		(57)	100	—	(3)	492	(5)	[7]
Other assets/(liabilities), net	(35)	392	[5]	—		17	(398)	—	—	(24)	—
Liabilities
Derivative contracts	(46)	2	[3]	(101)	[8]	—	—	—	—	(145)	2	[3]
[1] Change in unrealized gains/(losses) included in earnings for the period related to financial assets still held at December 31, 2010.
[2] Amounts included in earnings do not include losses accrued as a result of the ARS settlements discussed in Note 20, "Contingencies."
[3] Amounts included in earnings are recorded in trading income/(loss).
[4] Amounts included in earnings are recorded in net securities gains.
[5]Amounts included in earnings are net of issuances, fair value changes, and expirations and are recorded in mortgage production related (loss)/income.
[6] Amounts included in earnings are recorded in other noninterest income.
[7] Amounts are generally included in mortgage production related (loss)/income, however, the mark on certain fair value loans is included in trading income/(loss).
[8] Amount recorded in OCI is the effective portion of the cash flow hedges related to the Company’s probable forecasted sale of its shares of Coke stock as discussed in Note 17, “Derivative Financial Instruments.”

Non-recurring Fair Value Measurements
The following tables present the change in carrying value of those assets measured at fair value on a non-recurring basis for which impairment was recognized. The table does not reflect the change in fair value attributable to any related economic hedges the Company may have used to mitigate the interest rate risk associated with LHFS and MSRs. The Company’s economic hedging activities for LHFS are deployed at the portfolio level.

		Fair Value Measurement at December 31, 2011, Using
(Dollars in millions)	Net Carrying Value	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Valuation Allowance
LHFS	$212	$—	$108	$104	$—
LHFI	72	—	—	72	(7)
OREO	479	—	372	107	(127)
Affordable Housing	324	—	—	324	—
Other Assets	45	—	24	21	(20)

		Fair Value Measurement at December 31, 2010, Using
(Dollars in millions)	Net Carrying Value	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Valuation Allowance
LHFS	$333	$—	$142	$191	$—
LHFI	85	—	—	85	(15)
OREO	596	—	553	43	(116)
Affordable Housing	357	—	—	357	—
Other Assets	130	—	90	40	(20)

The following is a discussion of the valuation techniques and inputs used in developing fair value measurements for assets classified as level 2 or 3 that are measured at fair value on a non-recurring basis, based on the class as determined by the nature and risks of the instrument.
Loans Held for Sale
Level 2 LHFS consist primarily of conforming, residential mortgage loans and corporate loans that are accounted for at LOCOM. Level 3 LHFS consist of non-agency residential mortgage LHFS for which there is little or no secondary market activity and leases held for sale. These loans are valued consistent with the methodology discussed in the Recurring Fair Value Measurement section of this footnote. Leases held for sale are valued using internal estimates which incorporate market data when available. Due to the lack of current market data for comparable leases, these assets are considered level 3.
During the year ended December 31, 2011, the Company transferred $47 million in NPLs, net of a $10 million incremental charge-off, that were previously designated as LHFI to LHFS in conjunction with the Company’s election to actively market these loans for sale. These loans were predominantly reported at amortized cost prior to transferring to LHFS; however, a portion of the NPLs was carried at fair value. Of these transferred loans, $34 million were sold at approximately their carrying value during the year ended December 31, 2011; the remaining $13 million were returned to LHFI as they were no longer deemed marketable for sale. The Company executed a similar transfer of $160 million in NPLs during the year ended December 31, 2010; these loans were subsequently sold at prices approximating fair value.
Loans Held for Investment
LHFI consist predominantly of nonperforming commercial real estate loans for which specific reserves have been recorded. As these loans have been classified as nonperforming, cash proceeds from the sale of the underlying collateral is the expected source of repayment for a majority of these loans. Accordingly, the fair value of these loans is derived from internal estimates of the underlying collateral incorporating market data when available. Due to the lack of market data for similar assets, these loans are considered level 3.
OREO
OREO is measured at the lower of cost or its fair value less costs to sell. Level 2 OREO consists primarily of residential homes, commercial properties, and vacant lots and land for which current property-specific appraisals, broker pricing opinions, or other market information is available. Level 3 OREO consists of lots and land for which initial valuations are based on property-specific appraisals or internal valuations. Due to the lower dollar value per property and geographic dispersion of the portfolio, these properties are re-evaluated using a pooled approach, which applies geographic factors to adjust carrying values for estimated further declines in value. Land and lots have proven to be the most challenging asset class to accurately value due in part to the low balance per property composition of the asset class. The pooled discount methodology provides a means to reserve for losses across a broad band of assets rather than rely on potentially unreliable asset-specific valuations. The pooled discount methodology is applied to land and lot assets that have valuations older than six months and that have a net carrying value of less than $1 million. The Company's independent internal valuation group determines the discounts to be applied and the discount percentages are segregated by state and by asset class (residential or commercial). The discount percentages reflect the general market decline/increase in a particular state for a particular asset class and are determined by examining various valuation sources, including but not limited to, recent appraisals or sales prices of similar assets within each state.
Affordable Housing
The Company evaluates its consolidated affordable housing partnership investments for impairment whenever events or changes in circumstances indicate that the carrying amount of the investment may not be recoverable. An impairment is recorded when the carrying amount of the partnership exceeds its fair value. Fair value measurements for affordable housing investments are derived from internal models using market assumptions when available. Significant assumptions utilized in these models include cash flows, market capitalization rates, and tax credit market pricing. Due to the lack of comparable sales in the marketplace, these valuations are considered level 3. During the years ended December 31, 2011 and 2010, the Company recognized impairment charges of $10 million and $15 million, respectively, on its consolidated affordable housing partnership investments.
Other Assets
Other assets consist of private equity investments, structured leasing products, other repossessed assets, and assets under operating leases where the Company is the lessor.
Investments in private equity partnerships are valued based on the estimated expected remaining cash flows to be received from these assets discounted at a market rate that is commensurate with their risk profile. Based on the valuation methodology and the lack of observable inputs, these investments are considered level 3. During the years ended December 31, 2011 and 2010, the Company recognized impairment charges of $11 million and $5 million, respectively, on its private equity partnership investments.
Structured leasing consists of assets held for sale under third party operating leases. These assets consist primarily of commercial buildings and are recognized at fair value less cost to sell. These assets are valued based on internal estimates which incorporate current market data for similar assets when available. Due to the lack of current market data for comparable assets, these assets are considered level 3. During the year ended December 31, 2011, no impairment was recognized. During the year ended December 31, 2010, the Company recognized impairment charges of $3 million on these assets.
Other repossessed assets consist of repossessed personal property that is measured at fair value less cost to sell. These assets are considered level 2 as their fair value is determined based on market comparables and broker opinions. During the years ended December 31, 2011 and 2010, the Company recognized impairment charges of $1 million and $8 million, respectively, on these assets.
The Company monitors the fair value of assets under operating leases where the Company is the lessor, and recognizes impairment to the extent the carrying value is not recoverable and the fair value is less than its carrying value. Fair value is determined using collateral specific pricing digests, external appraisals, and recent sales data from industry equipment dealers. As market data for similar assets is available and used in the valuation, these assets are considered level 2. During the years ended December 31, 2011 and 2010, the Company recognized impairment charges of $5 million and $12 million, respectively, attributable to the fair value of various personal property under operating leases.
Fair Value of Financial Instruments
The carrying amounts and fair values of the Company’s financial instruments at December 31 were as follows:

	2011			2010
(Dollars in millions)	Carrying Amount	Fair Value		Carrying Amount	Fair Value
Financial assets
Cash and cash equivalents	$4,509	$4,509	(a)	$5,378	$5,378	(a)
Trading assets	6,279	6,279	(b)	6,175	6,175	(b)
Securities AFS	28,117	28,117	(b)	26,895	26,895	(b)
LHFS	2,353	2,355	(c)	3,501	3,501	(c)
LHFI	122,495	122,495		115,975	115,975
Interest/credit adjustment on LHFI	(2,457)	(2,005)		(2,974)	(3,823)
LHFI, as adjusted for interest/credit risk	120,038	120,490	(d)	113,001	112,152	(d)
Market risk/liquidity adjustment on LHFI	—	(4,805)		—	(3,962)
LHFI, fully adjusted	$120,038	$115,685	(d)	$113,001	$108,190	(d)
Financial liabilities
Consumer and commercial deposits	$125,611	$125,963	(e)	$120,025	$120,368	(e)
Brokered time deposits	2,281	2,289	(f)	2,365	2,381	(f)
Foreign deposits	30	30	(f)	654	654	(f)
Short-term borrowings	11,466	11,466	(f)	5,821	5,815	(f)
Long-term debt	10,908	10,515	(f)	13,648	13,191	(f)
Trading liabilities	1,806	1,806	(b)	2,678	2,678	(b)

The following methods and assumptions were used by the Company in estimating the fair value of financial instruments:

(a)
Cash and cash equivalents are valued at their carrying amounts reported in the balance sheet, which are reasonable estimates of fair value due to the relatively short period to maturity of the instruments.

(b)
Securities AFS, trading assets, and trading liabilities that are classified as level 1 are valued based on quoted market prices. For those instruments classified as level 2 or 3, refer to the respective valuation discussions within this footnote.

(c)
LHFS are generally valued based on observable current market prices or, if quoted market prices are not available, on quoted market prices of similar instruments. In instances when significant valuation assumptions are not readily observable in the market, instruments are valued based on the best available data in order to approximate fair value. This data may be internally-developed and considers risk premiums that a market participant would require under then-current market conditions. Refer to the LHFS section within this footnote for further discussion of the LHFS carried at fair value.

(d)
LHFI fair values are based on a hypothetical exit price, which does not represent the estimated intrinsic value of the loan if held for investment. The assumptions used are expected to approximate those that a market participant purchasing the loans would use to value the loans, including a market risk premium and liquidity discount. Estimating the fair value of the loan portfolio when loan sales and trading markets are illiquid, or for certain loan types, nonexistent, requires significant judgment. Therefore, the estimated fair value can vary significantly depending on a market participant’s ultimate considerations and assumptions. The final value yields a market participant’s expected return on investment that is indicative of the current market conditions, but it does not take into consideration the Company’s estimated value from continuing to hold these loans or its lack of willingness to transact at these estimated values.

The Company estimated fair value based on estimated future cash flows discounted, initially, at current origination rates for loans with similar terms and credit quality, which derived an estimated value of 100% and 99% on the loan portfolio’s net carrying value as of December 31, 2011 and 2010, respectively. The value derived from origination rates likely does not represent an exit price; therefore, an incremental market risk and liquidity discount was subtracted from the initial value as of December 31, 2011 and 2010, respectively. The discounted value is a function of a market participant’s required yield in the current environment and is not a reflection of the expected cumulative losses on the loans. Loan prepayments are used to adjust future cash flows based on historical experience and prepayment model forecasts. The value of related accrued interest on loans approximates fair value; however, it is not included in the carrying amount or fair value of loans. The value of long-term customer relationships is not permitted under current U.S. GAAP to be included in the estimated fair value.

(e)
Deposit liabilities with no defined maturity such as DDAs, NOW/money market accounts, and savings accounts have a fair value equal to the amount payable on demand at the reporting date (i.e., their carrying amounts). Fair values for CDs are estimated using a discounted cash flow calculation that applies current interest rates to a schedule of aggregated expected maturities. The assumptions used in the discounted cash flow analysis are expected to approximate those that market participants would use in valuing deposits. The value of long-term relationships with depositors is not taken into account in estimating fair values.

(f)
Fair values for foreign deposits, certain brokered deposits, short-term borrowings, and certain long-term debt are based on quoted market prices for similar instruments or estimated using discounted cash flow analysis and the Company’s current incremental borrowing rates for similar types of instruments. For brokered deposits and long-term debt that the Company carries at fair value, refer to the respective valuation sections within this footnote.

Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Contingencies
NOTE 20 – CONTINGENCIES
Litigation and Regulatory Matters
In the ordinary course of business, the Company and its subsidiaries are subject to regulatory examinations, investigations, and requests for information, and are also parties to numerous civil claims and lawsuits. Some of these matters involve claims for substantial amounts. The Company’s experience has shown that the damages alleged by plaintiffs or claimants are often overstated, based on novel or unsubstantiated legal theories, unsupported by the facts, and/or bear no relation to the ultimate award that a court might grant. Additionally, the outcome of litigation and regulatory matters and the timing of ultimate resolution are inherently difficult to predict. Because of these factors, the Company typically cannot provide a meaningful estimate of the range of reasonably possible outcomes of claims in the aggregate or by individual claim. On a case-by-case basis, however, reserves are established for those legal claims in which it is probable that a loss will be incurred and the amount of such loss can be reasonably estimated. In no cases are those accrual amounts material to the financial condition of the Company. The actual costs of resolving these claims may be substantially higher or lower than the amounts reserved.
For a limited number of legal matters in which the Company is involved, the Company is able to estimate a range of reasonably possible losses. For other matters for which a loss is probable or reasonably possible, such an estimate is not possible. For those matters where a loss is both estimable and reasonably possible, management currently estimates the aggregate range of reasonably possible losses as $140 million to $250 million in excess of the accrued liability, if any, related to those matters. This estimated range of reasonably possible losses represents the estimated possible losses over the life of such legal matters, which may span a currently indeterminable number of years, and is based on information currently available as of December 31, 2011. The matters underlying the estimated range will change from time to time, and actual results may vary significantly from this estimate. Those matters for which an estimate is not possible are not included within this estimated range; therefore, this estimated range does not represent the Company’s maximum loss exposure. Based on current knowledge, it is the opinion of management that liabilities arising from legal claims in excess of the amounts currently accrued, if any, will not have a material impact to the Company’s financial condition, results of operations, or cash flows. However, in light of the significant uncertainties involved in these matters, and the large or indeterminate damages sought in some of these matters, an adverse outcome in one or more of these matters could be material to the Company’s results or cash flows for any given reporting period.
The following is a description of certain litigation and regulatory matters.

Auction Rate Securities Investigations and Claims
FINRA Auction Rate Securities Investigation
In September 2008, STRH and STIS entered into an “agreement in principle” with FINRA related to the sales and brokering of ARS by STRH and STIS. This agreement was non-binding and subject to the negotiation of a final settlement. The parties were unable to finalize this agreement and FINRA continued its investigation. Beginning in late 2008, the Company moved forward with ARS purchases from essentially the same categories of investors who would have been covered by the original agreement with FINRA as well as certain other investors not addressed by the agreement. In 2010, FINRA notified the Company that it had completed its investigation and that it intended to recommend that charges be filed against both STRH and STIS. In 2011, both STRH and STIS entered into settlement agreements with FINRA under which each firm was assessed a fine and required to provide certain other relief, but neither firm was required to repurchase any additional ARS. The aggregate amount of these fines was $5 million and these fines were paid in 2011. Since 2008, the Company has purchased ARS with par amounts totaling $617 million as a result of the FINRA investigation and recognized cumulative losses through December 31, 2011 of $113 million. The fair value of the remaining ARS purchased pursuant to the settlement, net of sales, redemptions, and calls, was approximately $37 million, $147 million, and $176 million in trading securities and $100 million, $128 million, and $156 million in securities AFS, at December 31, 2011, 2010, and 2009, respectively. The losses related to the FINRA agreement were accrued in 2008; however, during the years ended December 31, 2011 and 2010, the Company recognized gains of $33 million and $18 million relating to these ARS, respectively. Gain and loss amounts are comprised of net trading gains and net securities gains resulting primarily from sales, calls, and redemptions of both trading securities and securities AFS that were purchased from investors, as well as, net mark to market gains on positions that continue to be held by the Company. Due to the pass-through nature of these security purchases, gains and losses are included in the Corporate Other segment.

In re LandAmerica Financial Group, Inc. et al.
Two putative class action lawsuits have been filed against the Company by former customers of LandAmerica 1031 Exchange Services, Inc, (“LES”), a subsidiary of LandAmerica Financial Group, Inc. (“LFG”). The first of these actions, Arthur et al. v. SunTrust Banks, Inc. et al., was filed on January 14, 2009 in the U.S. District Court for the Southern District of California. The second of these cases, Terry et al. v. SunTrust Banks, Inc. et al., was filed on February 2, 2009 in the Court of Common Pleas, Tenth Judicial Circuit, County of Anderson, South Carolina, and subsequently removed to the U.S. District Court for the District of South Carolina. On June 12, 2009, the Multi-District Litigation (“MDL”) Panel issued a transfer order designating the U.S. District Court for the District of South Carolina, Anderson Division, as MDL Court for IRS Section 1031 Tax Deferred Exchange Litigation (MDL 2054). Plaintiffs’ allegations in these cases are that LES and certain of its officers caused them to suffer damages in connection with potential 1031 exchange transactions that were pending at the time that LES filed for bankruptcy. Essentially, Plaintiffs’ core allegation is that their damages are the result of breaches of fiduciary and other duties owed to them by LES and others, fraud, and other improper acts committed by LES and certain of its officers, and that the Company is partially or entirely responsible for such damages because it knew or should have known about the alleged wrongdoing and failed to take appropriate steps to stop the same. The Company believes that the allegations and claims made against it in these actions are both factually and legally unsupported and has filed a motion to dismiss all claims. The Court granted this motion to dismiss with prejudice on June 15, 2011. Plaintiffs have appealed this decision to the Fourth Circuit Court of Appeals.

Other ARS Claims
Since April 2008, several arbitrations and individual lawsuits have been filed against STRH and STIS by parties who purchased ARS through these entities. Broadly stated, these complaints allege that STRH and STIS made misrepresentations about the nature of these securities and engaged in conduct designed to mask some of the liquidity risk associated with them. They also allege that STRH and STIS were aware of the risks and problems associated with these securities and took steps in advance of the wave of auction failures to remove these securities from their own holdings. The claimants in these actions are seeking to recover the par value of the ARS in question as well as compensatory and punitive damages in unspecified amounts. The majority of these claims were settled during the year ended December 31, 2011. The Company reserved $7 million and $16 million as of December 31, 2011 and 2010, respectively, for estimated probable losses related to remaining other ARS claims. Losses related to the other ARS claims have been recognized in trading income/(loss) in the Consolidated Statements of Income/(Loss).

Interchange and Related Litigation
Card Association Antitrust Litigation
The Company is a defendant, along with Visa U.S.A. and MasterCard International (the “Card Associations”), as well as several other banks, in one of several antitrust lawsuits challenging the practices of the Card Association (the “Litigation”). For a discussion regarding the Company’s involvement in the Litigation matter, refer to Note 18, “Reinsurance Arrangements and Guarantees.”

In re ATM Fee Antitrust Litigation
The Company is a defendant in a number of antitrust actions that have been consolidated in federal court in San Francisco, California under the name In re ATM Fee Antitrust Litigation, Master File No. C04-2676 CR13. In these actions, Plaintiffs, on behalf of a class, assert that Concord EFS and a number of financial institutions have unlawfully fixed the interchange fee for participants in the Star ATM Network. Plaintiffs claim that Defendants’ conduct is illegal under Section 1 of the Sherman Act. Plaintiffs initially asserted the Defendants’ conduct was illegal per se. In August 2007, Concord and the bank defendants filed motions for summary judgment on Plaintiffs’ per se claim. In March 2008, the Court granted the motions on the ground that Defendants’ conduct in setting an interchange fee must be analyzed under the rule of reason. The Court certified this question for interlocutory appeal, and the Court of Appeals for the Ninth Circuit rejected Plaintiffs’ petition for permission to appeal on August 13, 2008. Plaintiffs subsequently filed a Second Amended Complaint in which they asserted a rule of reason claim. This complaint was dismissed by the Court as well, but Plaintiffs were given leave to file another amended complaint. Plaintiffs filed yet another complaint and Defendants moved to dismiss the same. The Court granted this motion in part by dismissing one of the Plaintiffs two claims-–but denied the motion as to one claim. On September 16, 2010, the Court granted the Defendants’ motion for summary judgment as to the remaining claim on the grounds that Plaintiffs lack standing to assert that claim. Plaintiffs have filed an appeal of this decision with the Ninth Circuit Court of Appeals and the parties are awaiting that court's decision.

Overdraft Fee Cases
The Company has been named as a defendant in two putative class actions relating to the imposition of overdraft fees on customer accounts. The first such case, Buffington et al. v. SunTrust Banks, Inc. et al. was filed in Fulton County Superior Court on May 6, 2009. This action was removed to the U.S. District Court for the Northern District of Georgia, Atlanta Division on June 10, 2009, and was transferred to the U.S. District Court for the Southern District of Florida for inclusion in Multi-District Litigation Case No. 2036 on December 1, 2009. Plaintiffs assert claims for breach of contract, conversion, unconscionability, and unjust enrichment for alleged injuries they suffered as a result of the method of posting order used by the Company, which allegedly resulted in overdraft fees being assessed to their joint checking account, and purport to bring their action on behalf of a putative class of “all SunTrust Bank account holders who incurred an overdraft charge despite their account having a sufficient balance of actual funds to cover all debits that have been submitted to the bank for payment, “as well as” all SunTrust account holders who incurred one or more overdraft charges based on SunTrust Bank’s reordering of charges.” Plaintiffs seek restitution, damages, expenses of litigation, attorneys’ fees, and other relief deemed equitable by the Court. The Company filed a Motion to Dismiss and Motion to Compel Arbitration and both motions were denied. The denial of the motion to compel arbitration was appealed to the Eleventh Circuit Court of Appeals. The Eleventh Circuit remanded this matter back to the District Court with instructions to the District Court to review its prior ruling in light of the Supreme Court’s decision in AT&T Mobility LLC v. Concepcion. The District Court has since denied SunTrust's motion to compel arbitration for different reasons and SunTrust is in the process of appealing this decision to the Eleventh Circuit.
The second of these cases, Bickerstaff v. SunTrust Bank, was filed in the Fulton County State Court on July 12, 2010 and an amended complaint was filed on August 9, 2010. Plaintiff asserts that all overdraft fees charged to his account which related to debit card and ATM transactions are actually interest charges and therefore subject to the usury laws of Georgia. Plaintiff has brought claims for violations of civil and criminal usury laws, conversion, and money had and received, and purports to bring the action on behalf of all Georgia citizens who have incurred such overdraft fees within the last four years where the overdraft fee resulted in an interest rate being charged in excess of the usury rate. SunTrust has filed a motion to compel arbitration and that motion is pending.

SunTrust Mortgage, Inc. v United Guaranty Residential Insurance Company of North Carolina
STM filed a suit in the Eastern District of Virginia in July of 2009 against United Guaranty Residential Insurance Company of North Carolina (“UGRIC”) seeking payment involving denied mortgage insurance claims regarding second lien mortgages. STM’s claims are in two counts. Count One involves a common reason for denial of claims by UGRIC for a group of loans. Count Two involves a group of loans with individualized reasons for the claim denials asserted by UGRIC. The two counts filed by STM have been bifurcated for trial purposes. UGRIC has counterclaimed for declaratory relief involving interpretation of the insurance policy involving certain caps on the amount of claims covered, whether ongoing premium obligations exist after any caps are met, and the potential to accelerate any premiums that may be owed if UGRIC prevails on its counterclaim. UGRIC later disclaimed its argument for acceleration of premiums. The Court granted STM’s motion for summary judgment as to liability on Count One and, after a trial on damages, awarded STM $34 million along with $6 million in prejudgment interest on August 19, 2011. Count Two has been stayed pending final resolution of Count One. On September 13, 2011, the Court added $5 million to the judgment involving STM's claims for fees on certain issues. On UGRIC’s counterclaim, the Court agreed that UGRIC’s interpretation was correct regarding STM’s continued obligations to pay premiums in the future after coverage caps are met. However, on August 19, 2011, the Court found for STM on its affirmative defense that UGRIC can no longer enforce the contract due to its prior breaches, and consequently, denied UGRIC's request for a declaration that it was entitled to continue to collect premiums after caps are met. UGRIC has filed an appeal of the Court's rulings.

Lehman Brothers Holdings, Inc. Litigation
Beginning in October 2008, STRH, along with other underwriters and individuals, were named as defendants in several individual and putative class action complaints filed in the U.S. District Court for the Southern District of New York and state and federal courts in Arkansas, California, Texas and Washington. Plaintiffs allege violations of Sections 11 and 12 of the Securities Act of 1933 for allegedly false and misleading disclosures in connection with various debt and preferred stock offerings of Lehman Brothers Holdings, Inc. ("Lehman Brothers") and seek unspecified damages. All cases have now been transferred for coordination to the multi-district litigation captioned In re Lehman Brothers Equity/Debt Securities Litigation pending in the U.S. District Court for the Southern District of New York. Defendants filed a motion to dismiss all claims asserted in the class action. On July 27, 2011, the District Court granted in part and denied in part the motion to dismiss the class claims against STRH and the other underwriter defendants. A settlement with the class plaintiffs was approved by the Court on December 15, 2011. The class action now will go through a notice and opt-out process in which members of the class, including many of the plaintiffs in the pending individual lawsuits, will have to decide whether to participate in the class settlement or not. In the individual lawsuits for which the plaintiff decides to opt out of the class settlement, if any, the cases will move forward each on its own schedule. Motions to dismiss are either pending or will be filed in each of these cases.

Krinsk v. SunTrust Bank
This is a lender liability action in which the borrower claims that the Company has taken actions in violation of her home equity line of credit agreement and in violation of the Truth in Lending Act (“TILA”). Plaintiff filed this action in March 2009 in the U.S. District Court for the Middle District of Florida as a putative class action. The Court dismissed portions of Plaintiff’s first complaint, and she subsequently filed an amended complaint asserting breach of contract, breach of implied covenant of good faith and fair dealing, and violation of TILA. Plaintiff has filed a motion seeking to certify a class of all Florida borrowers. The Company filed its answer to the complaint, has opposed class certification, and has filed a motion to compel arbitration. The Court denied the motion to compel arbitration and this decision was appealed to the Eleventh Circuit Court of Appeals. The Eleventh Circuit reversed the District Court's ruling that SunTrust had waived its right to compel arbitration and remanded the case back to the District Court to decide the merits of SunTrust's motion to compel arbitration. In January 2012, the District Court granted SunTrust's motion to compel arbitration in this matter.

SunTrust Securities Class Action Litigation
Beginning in May 2009, the Company, STRH, SunTrust Capital IX, officers and directors of the Company, and others were named in three putative class actions arising out of the offer and sale of approximately $690 million of SunTrust Capital IX 7.875% Trust Preferred Securities (“TRUPs”) of SunTrust Banks, Inc. The complaints alleged, among other things, that the relevant registration statement and accompanying prospectus misrepresented or omitted material facts regarding the Company’s allowance for loan and lease loss reserves, the Company’s capital position, and its internal risk controls. Plaintiffs seek to recover alleged losses in connection with their investment in the TRUPs or to rescind their purchases of the TRUPs. These cases were consolidated under the caption Belmont Holdings Corp., et al., v. SunTrust Banks, Inc., et al., in the U.S. District Court for the Northern District of Georgia, Atlanta Division, and on November 30, 2009, a consolidated amended complaint was filed. On January 29, 2010, Defendants filed a motion to dismiss the consolidated amended complaint. This motion was granted, with leave to amend, on September 10, 2010. On October 8, 2010, the lead plaintiff filed an amended complaint in an attempt to address the pleading deficiencies identified in the Court’s dismissal decision. The Company filed a motion to dismiss the amended complaint on March 21, 2011. The District Court denied the motion to dismiss as to Plaintiff's claims that the Company misrepresented the adequacy of its loan loss reserves for 2007 but dismissed all other claims against the Company and limited discovery in the initial stages of the case to the question of SunTrust's subjective belief as to the adequacy of those reserves at the time of the offering. SunTrust subsequently filed a motion for reconsideration of this decision and a motion to stay discovery pending resolution of that motion. The Court granted the motion to stay and the parties are awaiting a decision on the motion for reconsideration.

SunTrust Shareholder Derivative Litigation
On September 9, 2011, the Company and several current and former executives and members of the Board were named in a shareholder derivative action filed in the Superior Court of Fulton County, Georgia, Sharon Benfield v. James M. Wells, III. et al., and on December 19, 2011, the Company and several current and former executives and members of the Board were named as defendants in a separate shareholder derivative action filed in the U.S. District Court for the Northern District of Georgia, Edward Mannato v. James M. Wells, III, et al. The plaintiffs in both of these lawsuits purport to bring their claims on behalf of and for the benefit of the Company. Generally, these lawsuits are substantially overlapping and make very broad allegations of mis-management of, and mis-representations about, the Company's exposure to loan losses and the residential real estate market leading up to and during the recent real estate and credit market crises. In both cases, the plaintiffs assert causes of action for breach of fiduciary duty, waste of corporate assets, and unjust enrichment. The Mannato lawsuit arises out of a shareholder demand made of SunTrust in March 2008 that was the subject of an investigation conducted at the direction of a committee of independent members of the Company's Board. This committee concluded that no wrongdoing had occurred and that the interests of the Company's shareholders would not be served by pursuing the claims alleged in the plaintiff's demand. The Benfield lawsuit arises out of a shareholder demand made of SunTrust in February 2011 that is the subject of an ongoing investigation conducted at the direction of the same Board committee. The Company has filed a motion to stay this case pending the outcome of this investigation.

Colonial BancGroup Securities Litigation
Beginning in July 2009, STRH, certain other underwriters, The Colonial BancGroup, Inc. (“Colonial BancGroup”) and certain officers and directors of Colonial BancGroup were named as defendants in a putative class action filed in the U.S. District Court for the Middle District of Alabama, Northern District entitled In re Colonial BancGroup, Inc. Securities Litigation. The complaint was brought by purchasers of certain debt and equity securities of Colonial BancGroup and seeks unspecified damages. Plaintiffs allege violations of Sections 11 and 12 of the Securities Act of 1933 due to allegedly false and misleading disclosures in the relevant registration statement and prospectus relating to Colonial BancGroup’s goodwill impairment, mortgage underwriting standards, and credit quality. On August 28, 2009, The Colonial BancGroup filed for bankruptcy. The Defendants’ motion to dismiss was denied in May 2010, but the Court subsequently has ordered Plaintiffs to file an amended complaint. This amended complaint has been filed and the defendants have filed a motion to dismiss.

U.S. Department of Justice Investigation
Since late 2009, STM has been cooperating with the United States Department of Justice (“USDOJ”) in connection with an investigation relating to alleged violations of the Equal Credit Opportunity Act and the Fair Housing Act. STM recently has been informed by the USDOJ that it intends to file a lawsuit against STM in this matter if the parties are unable to reach a settlement. To the best of STM’s knowledge, the USDOJ’s allegations in this matter relate solely to prior periods and to alleged practices of STM that no longer are in effect. The parties are engaged in settlement discussions, but there may be significant disagreements about the appropriateness and validity of the methodology and analysis upon which USDOJ has based its allegations.

Consent Order with the Federal Reserve
On April 13, 2011 SunTrust Banks, Inc., SunTrust Bank, and STM entered into a Consent Order with the Federal Reserve in which SunTrust Banks, Inc., SunTrust Bank, and STM agreed to strengthen oversight of and improve risk management, internal audit, and compliance programs concerning the residential mortgage loan servicing, loss mitigation, and foreclosure activities of STM. Under the terms of the Consent Order, SunTrust Bank and STM also agreed to retain an independent consultant to conduct a review of residential foreclosure actions pending at any time during the period from January 1, 2009 through December 31, 2010 for loans serviced by STM, to identify any errors, misrepresentations or deficiencies, determine whether any instances so identified resulted in financial injury, and then make any appropriate remediation, reimbursement or adjustment. Additionally, borrowers who had a residential foreclosure action pending during this two year review period have been solicited through advertising and direct mailings to request a review by the independent consultant of their case if they believe they incurred a financial injury as a result of errors, misrepresentations, or other deficiencies in the foreclosure process. A direct mail solicitation was completed on November 28, 2011. The deadline for submitting requests for review is July 31, 2012. Reviews by the independent consultant are currently underway. Under the terms of the Consent Order, SunTrust Bank and STM also agreed, among other things, to: (a) strengthen the coordination of communications between borrowers and STM concerning ongoing loss mitigation and foreclosure activities; (b) submit a plan to enhance processes for oversight and management of third party vendors used in connection with residential mortgage servicing, loss mitigation and foreclosure activities; (c) enhance and strengthen the enterprise-wide compliance program with respect to oversight of residential mortgage loan servicing, loss mitigation and foreclosure activities; (d) ensure appropriate oversight of STM’s activities with respect to Mortgage Electronic Registration System; (e) review and remediate, if necessary, STM’s management information systems for its residential mortgage loan servicing, loss mitigation, and foreclosure activities; (f) improve the training of STM officers and staff concerning applicable law, supervisory guidance and internal procedures concerning residential mortgage loan servicing, loss mitigation and foreclosure activities, including the single point of contact for foreclosure and loss mitigation; (g) retain an independent consultant to conduct a comprehensive assessment of STM's risks, including, but not limited to, operational, compliance, transaction, legal, and reputational risks particularly in the areas of residential mortgage loan servicing, loss mitigation and foreclosure; (h) enhance and strengthen the enterprise-wide risk management program with respect to oversight of residential mortgage loan servicing, loss mitigation and foreclosure activities; and (i) enhance and strengthen the internal audit program with respect to residential loan servicing, loss mitigation and foreclosure activities. The comprehensive third party risk assessment was completed in August 2011, and the Company has begun implementation of recommended enhancements. Many of the action plans designed to complete the above enhancements were accepted by the Federal Reserve during the fourth quarter of 2011 and are currently in implementation. The full text of the Consent Order is available on the Federal Reserve’s website and is filed as Exhibit 10.25 to this Form 10-K.
The Company completed an internal review of STM’s residential foreclosure processes, and as a result of the review, steps have been taken and continue to be taken, to improve upon those processes. As discussed above, the Consent Order requires the Company to retain an independent consultant to conduct a review of residential foreclosure actions pending during 2009 and 2010. Until the results of that review are known, the Company cannot reasonably estimate financial reimbursements or adjustments. As a result of the Federal Reserve’s review of the Company’s residential mortgage loan servicing and foreclosure processing practices that preceded the Consent Order, the Federal Reserve announced that it would impose a civil money penalty. At this time, no such penalty has been imposed, and the amount and terms of such a potential penalty have not been finally determined. The Company's accrual for expected costs related to a potential settlement with the U.S. and the States Attorneys General regarding certain mortgage servicing claims (which is discussed below at "United States and States Attorneys General Mortgage Servicing Claims") includes the expected incremental costs (if any) of a civil money penalty relating to the Consent Order.

A Financial Guaranty Insurance Company
The Company is engaged in settlement negotiations with a financial guaranty insurance company relating to second lien mortgage loan repurchase claims for a securitization that the financial guaranty insurance company guaranteed under an insurance policy. The financial guaranty insurance company’s allegations in this matter generally are that it has paid claims as a result of defaults in the underlying loans and that some of these losses are the result of breaches of representations and warranties made in the documents governing the transaction in question.

Putative ERISA Class Actions
Company Stock Class Action
Beginning in July 2008, the Company, officers and directors of the Company, and certain other Company employees were named in a putative class action alleging that they breached their fiduciary duties under ERISA by offering the Company's common stock as an investment option in the SunTrust Banks, Inc. 401(k) Plan (the “Plan”). The plaintiffs purport to represent all current and former Plan participants who held the Company stock in their Plan accounts from May 2007 to the present and seek to recover alleged losses these participants supposedly incurred as a result of their investment in Company stock.
The Company Stock Class Action was originally filed in the U.S. District Court for the Southern District of Florida, but was transferred to the U.S. District Court for the Northern District of Georgia, Atlanta Division, (the “District Court”) in November 2008.
On October 26, 2009, an amended complaint was filed. On December 9, 2009, defendants filed a motion to dismiss the amended complaint. On October 25, 2010, the District Court granted in part and denied in part defendants' motion to dismiss the amended complaint. Defendants and plaintiffs filed separate motions for the District Court to certify its October 25, 2010 order for immediate interlocutory appeal. On January 3, 2011, the District Court granted both motions.
On January 13, 2011, defendants and plaintiffs filed separate petitions seeking permission to pursue interlocutory appeals with the U.S. Court of Appeals for the Eleventh Circuit (“the Circuit Court”). On April 14, 2011, the Circuit Court granted defendants and plaintiffs permission to pursue interlocutory review in separate appeals. On September 6, 2011, briefing in the separate appeals concluded. The Circuit Court has not set a date for oral arguments.

Mutual Funds Class Action
On March 11, 2011, the Company, officers and directors of the Company, and certain other Company employees were named in a putative class action alleging that they breached their fiduciary duties under ERISA by offering certain STI Classic Mutual Funds as investment options in the Plan. The plaintiff purports to represent all current and former Plan participants who held the STI Classic Mutual Funds in their Plan accounts from April 2002 through December 2010 and seeks to recover alleged losses these Plan participants supposedly incurred as a result of their investment in the STI Classic Mutual Funds.
The Affiliated Funds Class Action is pending in the U.S. District Court for the Northern District of Georgia, Atlanta Division (the “District Court”). On June 6, 2011, plaintiff filed an amended complaint. On June 20, 2011, defendants filed a motion to dismiss the amended complaint. On July 25, 2011, briefing on the motion to dismiss concluded, and the motion remains pending.

Metropolitan Bank Group, Inc. v. SunTrust Robinson Humphrey, Inc.
On March 8, 2011, SunTrust Robinson Humphrey (“STRH”) was served with a notice of claim initiating a FINRA arbitration against the Company and one employee by Metropolitan Bank Group, Inc. In this case, the plaintiff alleges that it purchased approximately $80 million in preferred securities through STRH on which it suffered significant losses. The plaintiff alleges that it subsequently was informed by its primary regulator that it was not permitted to own certain of these securities and that STRH was or should have been aware of that fact. The plaintiff also alleges that certain of the securities in question were not suitable for it because they were too risky. The plaintiff has asserted causes of action for negligence, breach of fiduciary duty, and violation of FINRA rules. The arbitration hearing in this case is scheduled for May 2012.

SunTrust Mortgage Reinsurance Class Actions
STM and Twin Rivers Insurance Company ("Twin Rivers") have been named as defendants in two putative class actions alleging that the companies entered into illegal “captive reinsurance” arrangements with private mortgage insurers. More specifically, plaintiffs allege that SunTrust’s selection of private mortgage insurers who agree to reinsure loans referred to them by SunTrust with Twin Rivers results in illegal “kickbacks” in the form of the insurance premiums paid to Twin Rivers. Plaintiffs contend that this arrangement violates the Real Estate Settlement Procedures Act (“RESPA”) and results in unjust enrichment to the detriment of borrowers. The first of these cases, Thurmond, Christopher, et al. v. SunTrust Banks, Inc. et al., was filed in February 2011 in the U.S. District Court for the Eastern District of Pennsylvania. This case currently has been stayed by the Court pending the outcome of Edwards v. First American Financial Corporation, a captive reinsurance case currently pending before the U.S. Supreme Court. The second of these cases, Acosta, Lemuel & Maria Ventrella et al. v. SunTrust Bank, SunTrust Mortgage, Inc., et al., was filed in the U.S. District Court for the Central District of California in December 2011. The Company intends to seek to have this case stayed pending a decision in the Edwards case also.

United States and States Attorneys General Mortgage Servicing Claims
In January, 2012, the Company commenced discussions related to a mortgage servicing settlement with the U.S., through the Department of Justice, and Attorneys General for several states regarding various potential claims relating to the Company's mortgage servicing activities. While these discussions are in the preliminary stages and the Company has not reached any agreement with such parties, the Company estimates that the cost of resolving these and potential similar claims, including the costs of such a settlement, borrower-specific actions, and/or legal matters to defend such claims if they are not settled, will be approximately $120 million, pre-tax, ($81 million, after-tax), and the Company has accrued this expense in the 2011 financial results of the Company. Notwithstanding the fact that the Company did not enter into material discussions until 2012, applicable accounting standards required that this estimate be reflected in the Company's financial results as of, and for the year ended, December 31, 2011 because the facts underlying such claims existed as of December 31, 2011. See Note 25, "Subsequent Event," for additional discussion.

Business Segment Reporting	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Business Segment Reporting
NOTE 21 - BUSINESS SEGMENT REPORTING

The Company has three business segments used to measure business activity: Consumer Banking and Private Wealth Management, Wholesale Banking, and Mortgage Banking, with the remainder in Corporate Other. The business segments are determined based on the products and services provided, or the type of customer served, and they reflect the manner in which financial information is currently evaluated by management. The segment structure was revised during the first quarter of 2012 from the six segments the Company utilized during 2011 and 2010. The revised segment structure was done in conjunction with organizational changes made throughout the Company that were announced during the fourth quarter of 2011 and implemented in the first quarter of 2012. The following is a description of the new segments and their composition.

The Consumer Banking and Private Wealth Management segment is made up of two primary businesses: Consumer Banking and Private Wealth Management.

•
Consumer Banking provides services to consumers through an extensive network of traditional and in-store branches, ATMs, the internet (www.suntrust.com), and telephone (1-800-SUNTRUST). Financial products and services offered to consumers include consumer deposits, home equity lines, consumer lines, indirect auto, student lending, bank card, and other consumer loan and fee-based products. Consumer Banking also serves as an entry point for clients and provides services for other lines of business.

•
The Private Wealth Management business provides a full array of wealth management products and professional services to both individual and institutional clients including brokerage, professional investment management, and trust services to clients seeking active management of their financial resources. Private Wealth Management's primary businesses include Private Banking, STIS and IIS. Private Banking offers a full array of loan and deposit products to clients. STIS offers discount/online and full service brokerage services to individual clients. IIS includes Employee Benefit Solutions, Foundations & Endowments Specialty Group, and Escrow Services.

The Wholesale Banking segment includes the following six businesses:

•
CIB offers a wide array of traditional banking products (lending and treasury management services) and investment banking services. CIB serves clients in the large, middle corporate and commercial markets. The Corporate Banking Group generally serves clients with greater than $750 million in annual revenues and is focused on selected industry sectors: consumer and retail energy, financial services and technology, healthcare, and media and communications. The Middle Market Group generally serves clients with annual revenue ranging from $100 million to $750 million. Comprehensive investment banking products and services are provided by STRH to clients in both Wholesale Banking and Private Wealth Management, including strategic advice, raising capital, and financial risk management.

•
Diversified Commercial Banking offers an array of traditional banking products and investment banking services as needed for the Company's small business clients, commercial clients, dealer services (financing dealer floor plan inventories), not-for-profit and government entities, and insurance premium financing through Premium Assignment Corporation.

•
Commercial Real Estate provides financial solutions for commercial real estate developers and investors, including construction, mini-perm, and permanent real estate financing, as well as tailored financing and equity investment solutions for community development and affordable housing projects delivered through SunTrust Community Capital. Leasing, offering equipment lease financing solutions, is also managed within this segment.

•
GenSpring provides family office solutions to ultra high net worth individuals and their families. Utilizing teams of multi-disciplinary specialists with expertise in investments, tax, accounting, estate planning and other wealth management disciplines, GenSpring helps families manage and sustain their wealth across multiple generations.

•
RidgeWorth, an SEC registered investment advisor, serves as investment manager for the RidgeWorth Funds as well as individual clients. RidgeWorth is also a holding company with ownership in other institutional asset management boutiques offering a wide array of equity and fixed income capabilities. These boutiques include Ceredex Value Advisors, Certium Asset Management, Seix Investment Advisors, Silvant Capital Management, StableRiver Capital Management, and Zevenbergen Capital Investments.

•
Treasury & Payment Solutions provides all SunTrust business clients with services required to manage their payments and receipts, and the ability to manage and optimize their deposits across all aspects of their business. Treasury & Payment Solutions operates all electronic and paper payment types, including card, wire transfer, ACH, check and cash, while providing clients the means to manage their accounts electronically online both domestically and internationally.

The Mortgage Banking segment offers residential mortgage products nationally through its retail, broker, and correspondent channels, as well as via the internet (www.suntrust.com) and by telephone (1-800-SUNTRUST). These products are either sold in the secondary market, primarily with servicing rights retained, or held in the Company's loan portfolio. The line of business services loans for itself, for other SunTrust lines of business, and for other investors. The line of business also includes ValuTree Real Estate Services, LLC, a tax service subsidiary.

Corporate Other includes management of the Company's investment securities portfolio, long-term debt, end user derivative instruments, short-term liquidity and funding activities, balance sheet risk management, and most real estate assets. Other components include Enterprise Information Services, which is the primary information technology and operations group; the Corporate Real Estate group, Marketing, SunTrust Online, Human Resources, Finance, Corporate Risk Management, Legal and Compliance, Branch Operations, Communications, Procurement, and Executive Management.
Because the business segment results are presented based on management accounting practices, the transition to the consolidated results, which are prepared under U.S. GAAP, creates certain differences which are reflected in Reconciling Items.
For business segment reporting purposes, the basis of presentation in the accompanying discussion includes the following:

•
Net interest income – All net interest income is presented on a FTE basis. The revenue gross-up has been applied to tax-exempt loans and investments to make them comparable to other taxable products. The segments have also been matched maturity funds transfer priced, generating credits or charges based on the economic value or cost created by the assets and liabilities of each segment. The mismatch between funds credits and funds charges at the segment level resides in Reconciling Items. The change in the matched maturity funds mismatch is generally attributable to corporate balance sheet management strategies.

•
Provision for credit losses - Represents net charge-offs by segment. The difference between the segment net charge-offs and the consolidated provision for credit losses is reported in Reconciling Items.

•
Provision/(benefit) for income taxes - Calculated using a nominal income tax rate for each segment. This calculation includes the impact of various income adjustments, such as the reversal of the FTE gross up on tax-exempt assets, tax adjustments, and credits that are unique to each business segment. The difference between the calculated provision/(benefit) for income taxes at the segment level and the consolidated provision/(benefit) for income taxes is reported in Reconciling Items.

The segment’s financial performance is comprised of direct financial results as well as various allocations that for internal management reporting purposes provide an enhanced view of analyzing the segment’s financial performance. The internal allocations include the following:

•
Operational Costs – Expenses are charged to the segments based on various statistical volumes multiplied by activity based cost rates. As a result of the activity based costing process, planned residual expenses are also allocated to the segments. The recoveries for the majority of these costs are in the Corporate Other.

•
Support and Overhead Costs – Expenses not directly attributable to a specific segment are allocated based on various drivers (e.g., number of full-time equivalent employees and volume of loans and deposits). The recoveries for these allocations are in Corporate Other.

•
Sales and Referral Credits – Segments may compensate another segment for referring or selling certain products. The majority of the revenue resides in the segment where the product is ultimately managed.

The application and development of management reporting methodologies is a dynamic process and is subject to periodic enhancements. The implementation of these enhancements to the internal management reporting methodology may materially affect the results disclosed for each segment with no impact on consolidated results. Whenever significant changes to management reporting methodologies take place, the impact of these changes is quantified and prior period information is reclassified wherever practicable.

	Year ended December 31, 2011
(Dollars in millions)	Consumer Banking and Private Wealth Management	Wholesale Banking	Mortgage Banking	Corporate Other	Reconciling Items	Consolidated
Average total assets	$43,742	$62,310	$33,719	$31,368	$1,301	$172,440
Average total liabilities	77,308	55,202	3,838	15,603	(207)	151,744
Average total equity	—	—	—	—	20,696	20,696
Net interest income	$2,504	$1,638	$471	$495	($43)	$5,065
FTE adjustment	—	107	—	6	1	114
Net interest income - FTE [1]	2,504	1,745	471	501	(42)	5,179
Provision for credit losses [2]	722	625	693	—	(527)	1,513
Net interest income/(loss) after provision for credit losses	1,782	1,120	(222)	501	485	3,666
Total noninterest income	1,436	1,473	241	297	(26)	3,421
Total noninterest expense	2,784	2,161	1,206	111	(28)	6,234
Income/(loss) before provision/(benefit) for income taxes	434	432	(1,187)	687	487	853
Provision/(benefit) for income taxes [3]	159	68	(460)	235	191	193
Net income/(loss) including income attributable to noncontrolling interest	275	364	(727)	452	296	660
Net income attributable to noncontrolling interest	—	3	—	9	1	13
Net income/(loss)	$275	$361	($727)	$443	$295	$647

	Year ended December 31, 2010
(Dollars in millions)	Consumer Banking and Private Wealth Management	Wholesale Banking	Mortgage Banking	Corporate Other	Reconciling Items	Consolidated
Average total assets	$41,778	$62,394	$34,792	$32,587	$824	$172,375
Average total liabilities	74,888	51,951	4,031	18,775	(104)	149,541
Average total equity	—	—	—	—	22,834	22,834
Net interest income	$2,453	$1,470	$438	$456	$37	$4,854
FTE adjustment	—	106	—	10	—	116
Net interest income - FTE [1]	2,453	1,576	438	466	37	4,970
Provision for credit losses [2]	895	777	1,183	—	(204)	2,651
Net interest income/(loss) after provision for credit losses	1,558	799	(745)	466	241	2,319
Total noninterest income	1,466	1,515	521	257	(30)	3,729
Total noninterest expense	2,776	2,070	1,089	6	(30)	5,911
Income/(loss) before provision/(benefit) for income taxes	248	244	(1,313)	717	241	137
Provision/(benefit) for income taxes [3]	89	(5)	(500)	246	101	(69)
Net income/(loss) including income attributable to noncontrolling interest	159	249	(813)	471	140	206
Net income attributable to noncontrolling interest	—	8	1	9	(1)	17
Net income/(loss)	$159	$241	($814)	$462	$141	$189

	Year ended December 31, 2009
(Dollars in millions)	Consumer Banking and Private Wealth Management	Wholesale Banking	Mortgage Banking	Corporate Other	Reconciling Items	Consolidated
Average total assets	$42,990	$67,372	$37,296	26,546	$1,238	$175,442
Average total liabilities	72,462	47,535	3,944	29,069	146	153,156
Average total equity	—	—	—	—	22,286	22,286
Net interest income	$2,180	$1,433	$500	$409	($56)	$4,466
FTE adjustment	—	110	—	14	(1)	123
Net interest income - FTE [1]	2,180	1,543	500	423	(57)	4,589
Provision for credit losses [2]	1,132	980	1,125	1	826	4,064
Net interest income/(loss) after provision for credit losses	1,048	563	(625)	422	(883)	525
Total noninterest income	1,502	1,399	687	154	(32)	3,710
Total noninterest expense	2,826	2,217	1,412	138	(31)	6,562
Income/(loss) before provision/(benefit) for income taxes	(276)	(255)	(1,350)	438	(884)	(2,327)
Provision/(benefit) for income taxes [3]	(104)	(63)	(364)	90	(334)	(775)
Net income/(loss) including income attributable to noncontrolling interest	(172)	(192)	(986)	348	(550)	(1,552)
Net income attributable to noncontrolling interest	—	—	3	9	—	12
Net income/(loss)	($172)	($192)	($989)	$339	($550)	($1,564)
[1]Net interest income is FTE and is presented on a matched maturity funds transfer price basis for the segments.
[2]Provision for credit losses represents net charge-offs for the segments.
[3]Includes regular income tax provision/(benefit) and taxable-equivalent income adjustment reversal.

Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Income Loss [Abstract]
Accumulated Other Comprehensive Income
NOTE 22 - ACCUMULATED OTHER COMPREHENSIVE INCOME
Comprehensive income was calculated as follows:

	Pre-tax Amount	Income Tax (Expense) Benefit	After-tax Amount
(Dollars in millions)
AOCI, January 1, 2009	$1,523	($542)	$981
Unrealized net gain on securities	529	(188)	341
Unrealized net loss on derivatives	(190)	59	(131)
Change related to employee benefit plans	394	(143)	251
Adoption of OTTI guidance	(12)	4	(8)
Reclassification adjustment for realized gains and losses on securities	(98)	38	(60)
Reclassification adjustment for realized gains and losses on derivatives	(485)	181	(304)
AOCI, December 31, 2009	1,661	(591)	1,070
Unrealized net gain on securities	770	(283)	487
Unrealized net gain on derivatives	802	(293)	509
Change related to employee benefit plans	106	(46)	60
Reclassification adjustment for realized gains and losses on securities	(191)	70	(121)
Reclassification adjustment for realized gains and losses on derivatives	(617)	228	(389)
AOCI, December 31, 2010	2,531	(915)	1,616
Unrealized net gain on securities	653	(242)	411
Unrealized net gain on derivatives	684	(253)	431
Change related to employee benefit plans	(382)	141	(241)
Reclassification adjustment for realized gains and losses on securities	(117)	43	(74)
Reclassification adjustment for realized gains and losses on derivatives	(625)	231	(394)
AOCI, December 31, 2011	$2,744	($995)	$1,749

The components of AOCI at December 31 were as follows:

(Dollars in millions)	2011	2010	2009
Unrealized net gain on AFS securities	$1,863	$1,526	$1,160
Unrealized net gain on derivative financial instruments	569	532	412
Employee benefit plans	(683)	(442)	(502)
Total AOCI	$1,749	$1,616	$1,070

Other Noninterest Expense	12 Months Ended
Dec. 31, 2011
Other Noninterest Expense [Abstract]
Other Noninterest Expense
NOTE 23 - OTHER NONINTEREST EXPENSE

Other noninterest expense in the Consolidated Statements of Income/(Loss) includes:

	Year Ended December 31
(Dollars in millions)	2011	2010	2009
Consulting and legal	$120	$84	$57
Other staff expense	95	55	51
Postage and delivery	81	83	84
Communications	63	64	67
Operating supplies	45	47	41
Mortgage reinsurance	28	27	115
Other expense	299	332	337
Total other noninterest expense	$731	$692	$752

SunTrust Banks, Inc. (Parent Company Only) Financial Information	12 Months Ended
Dec. 31, 2011
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
SunTrust Banks, Inc. (Parent Company Only) Financial Information
NOTE 24 - SUNTRUST BANKS, INC. (PARENT COMPANY ONLY) FINANCIAL INFORMATION

Statements of Income/(Loss) - Parent Company Only

	Year Ended December 31
(Dollars in millions)	2011	2010	2009
Income
Dividends[1]	$29	$28	$14
Interest on loans	11	2	3
Trading income/(loss)	53	44	(2)
Other income	132	165	62
Total income	225	239	77
Expense
Interest on short-term borrowings	9	9	8
Interest on long-term debt	226	228	273
Employee compensation and benefits[2]	(7)	(13)	(46)
Service fees to subsidiaries	11	2	15
Potential mortgage servicing settlement and claims expense	120	—	—
Other expense	13	21	36
Total expense	372	247	286
Loss before income taxes and equity in undistributed income/(loss) of subsidiaries	(147)	(8)	(209)
Income tax benefit	49	12	97
(Loss)/income before equity in undistributed income/(loss) of subsidiaries	(98)	4	(112)
Equity in undistributed income/(loss) of subsidiaries	745	185	(1,452)
Net income/(loss)	647	189	(1,564)
Preferred dividends, Series A	(7)	(7)	(14)
Dividends and accretion of discount on preferred stock issued to the U.S. Treasury	(66)	(267)	(266)
Accelerated accretion associated with repurchase of preferred stock issued to the U.S. Treasury	(74)	—	—
Gain on repurchase of Series A preferred stock	—	—	94
Dividends and undistributed earnings allocated to unvested shares	(5)	(2)	17
Net income/(loss) available to common shareholders	$495	($87)	($1,733)
[1]Substantially all dividend income received from subsidiaries.
[2] Includes incentive compensation allocations between Parent Company and subsidiaries.
Balance Sheets - Parent Company Only

	December 31
(Dollars in millions)	2011	2010
Assets
Cash held at SunTrust Bank	$220	$1
Interest-bearing deposits held at other banks	19	19
Interest-bearing deposits held at SunTrust Bank	1,402	2,857
Cash and cash equivalents	1,641	2,877
Trading assets	93	207
Securities available for sale	324	4,717
Loans to subsidiaries	3,666	481
Investment in capital stock of subsidiaries stated on the basis of the Company’s equity in subsidiaries’ capital accounts:
Banking subsidiaries	21,783	20,631
Nonbanking subsidiaries	1,278	1,249
Goodwill	99	99
Other assets	397	324
Total assets	$29,281	$30,585
Liabilities and Shareholders’ Equity
Short-term borrowings:
Subsidiaries	$392	$284
Non-affiliated companies	1,710	1,355
Long-term debt:
Subsidiaries	160	160
Non-affiliated companies	6,294	4,978
Other liabilities	766	807
Total liabilities	9,322	7,584
Preferred stock	275	4,942
Common stock	550	515
Additional paid in capital	9,306	8,403
Retained earnings	8,978	8,542
Treasury stock, at cost, and other	(899)	(1,017)
AOCI, net of tax	1,749	1,616
Total shareholders’ equity	19,959	23,001
Total liabilities and shareholders’ equity	$29,281	$30,585

Statements of Cash Flows - Parent Company Only

	Year Ended December 31
(Dollars in millions)	2011	2010	2009
Cash Flows from Operating Activities:
Net income/(loss)	$647	$189	($1,564)
Adjustments to reconcile net income/(loss) to net cash used in operating activities:
Equity in undistributed (income)/loss of subsidiaries	(745)	(185)	1,452
Depreciation, amortization and accretion	17	15	12
Potential mortgage servicing settlement and claims expense	120	—	—
Deferred income tax (benefit)/provision	(56)	(7)	23
Stock option compensation and amortization of restricted stock compensation	44	66	77
Net (gain)/loss on extinguishment of debt	(3)	1	32
Net securities gains	(92)	(38)	(7)
Net gain on sale of assets	—	(18)	—
Contributions to retirement plans	(8)	(8)	(26)
Net (increase)/decrease in other assets	(192)	38	50
Net increase in other liabilities	10	123	48
Net cash (used in)/provided by operating activities	(258)	176	97
Cash Flows from Investing Activities:
Proceeds from maturities, calls and repayments of securities available for sale	61	164	81
Proceeds from sales of securities available for sale	6,700	7,664	38
Purchases of securities available for sale	(2,374)	(7,737)	(5,540)
Proceeds from maturities, calls and repayments of trading securities	137	97	129
Proceeds from sales of trading securities	75	79	9
Purchases of trading securities	—	—	(87)
Net change in loans to subsidiaries	(3,185)	221	134
Capital contributions to subsidiaries	(250)	—	—
Sale of other assets	—	7	—
Other, net	—	15	2
Net cash provided by/(used in) investing activities	1,164	510	(5,234)
Cash Flows from Financing Activities:
Net increase in other short-term borrowings	463	5	444
Proceeds from the issuance of long-term debt	1,749	—	575
Repayment of long-term debt	(482)	(350)	(673)
Proceeds from the issuance of preferred stock	103	—	—
Proceeds from the issuance of common stock	1,017	—	1,830
Repurchase of preferred stock	(4,850)	—	(228)
Dividends paid	(131)	(259)	(329)
Purchase of outstanding warrants	(11)	—	—
Net cash (used in)/provided by financing activities	(2,142)	(604)	1,619
Net (decrease)/increase in cash and cash equivalents	(1,236)	82	(3,518)
Cash and cash equivalents at beginning of period	2,877	2,795	6,313
Cash and cash equivalents at end of period	$1,641	$2,877	$2,795
Supplemental Disclosures:
Income taxes (paid to)/received from subsidiaries	($2)	($338)	$125
Income taxes (paid)/received by Parent Company	(66)	406	(1)
Net income taxes (paid)/received by Parent Company	($68)	$68	$124
Interest paid	$246	$233	$275
Accretion of discount for preferred stock issued to the U.S. Treasury	80	25	23
Extinguishment of forward stock purchase contract	—	—	174
Gain on repurchase of Series A preferred stock	—	—	94
Noncash capital contribution to subsidiary	—	997	152

Subsequent Event	12 Months Ended
Dec. 31, 2011
Subsequent Event [Abstract]
Subsequent Events
NOTE 25 - SUBSEQUENT EVENT

In January 2012, the Company commenced discussions related to a mortgage servicing settlement with the U.S., through the Department of Justice, and the Attorneys General for several states regarding various potential claims relating to the Company's mortgage servicing activities. As a result of these discussions, the Company currently estimates that the cost of resolving these potential claims will be approximately $120 million, pre-tax, or $81 million, after-tax, and has reflected this estimate in Potential Mortgage Servicing Settlement and Claims Expense within the financial results in these Consolidated Financial Statements and Notes to Consolidated Financial Statements as of, and for the year ended December 31, 2011, because the facts underlying such claims existed as of December 31, 2011. See Note 20, "Contingencies," for additional discussion.

Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Nature of Operations [Text Block]
General
SunTrust, one of the nation's largest commercial banking organizations, is a financial services holding company with its headquarters in Atlanta, Georgia. Through its principal subsidiary, SunTrust Bank, the Company offers a full line of financial services for consumers and businesses including deposit, credit, and trust and investment services. Additional subsidiaries provide mortgage banking, asset management, securities brokerage, capital market services, and credit-related insurance. SunTrust operates primarily within Florida, Georgia, Maryland, North Carolina, South Carolina, Tennessee, Virginia, and the District of Columbia. SunTrust provides clients with a selection of technology-based banking channels, including the internet, ATMs, and twenty-four hour telebanking. SunTrust’s client base encompasses a broad range of individuals and families, businesses, institutions, and governmental agencies. Within its geographic footprint, SunTrust operated under the following business segments during 2011 and 2010: Retail Banking, Diversified Commercial Banking, CRE, CIB, Mortgage, and W&IM, with the remainder in Corporate Other and Treasury. During the first quarter of 2012, SunTrust revised its segment structure from six segments to three: Consumer Banking and Private Wealth Management, Wholesale Banking, and Mortgage Banking, with the remainder in Corporate Other. See additional discussion of this change in Note 21, “Business Segment Reporting.”

Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Principles of Consolidation and Basis of Presentation
The consolidated financial statements include the accounts of the Company and its subsidiaries after elimination of all significant intercompany accounts and transactions.
The Company holds VIs, which are contractual ownership or other interests that change with changes in the fair value of a VIE's net assets. The Company consolidates a VIE if it is the primary beneficiary, which is the party that has both the power to direct the activities that most significantly impact the financial performance of the VIE and the obligation to absorb losses or rights to receive benefits through its VIs that could potentially be significant to the VIE. To determine whether or not a VI held by the Company could potentially be significant to the VIE, both qualitative and quantitative factors regarding the nature, size, and form of our involvement with the VIE are considered. The assessment of whether or not the Company is the primary beneficiary of a VIE is performed on an on-going basis. The Company consolidates VOEs, which are entities that are not VIEs that are controlled through the Company's equity interests.
Investments in companies which are not VIEs, or where SunTrust is not the primary beneficiary of a VIE, that the Company has the ability to exercise significant influence over operating and financing decisions, are accounted for using the equity method of accounting. These investments are included in other assets at cost, adjusted to reflect the Company's portion of income, loss or dividends of the investee. Unconsolidated equity investments that do not meet the criteria to be accounted for under the equity method are accounted for under the cost method. Cost method investments are included in other assets in the Consolidated Balance Sheets and dividends received or receivable from these investments are included as a component of other noninterest income in the Consolidated Statements of Income/(Loss).
Results of operations of companies purchased are included from the date of acquisition. Results of operations associated with companies or net assets sold are included through the date of disposition. The Company reports any noncontrolling interests in its subsidiaries in the equity section of the Consolidated Balance Sheets and separately presents the income or loss attributable to the noncontrolling interest of a consolidated subsidiary in its Consolidated Statements of Income/(Loss). Assets and liabilities of purchased companies are initially recorded at estimated fair values at the date of acquisition.
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could vary from these estimates. Certain reclassifications have been made to prior period amounts to conform to the current period presentation.
The Company evaluated subsequent events through the date its financial statements were issued. For additional information on the Company's subsequent events, see Note 25, "Subsequent Event."

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents
Cash and cash equivalents include cash and due from banks, interest-bearing deposits in other banks, Fed funds sold, and securities purchased under agreements to resell. Cash and cash equivalents have maturities of three months or less, and accordingly, the carrying amount of these instruments is deemed to be a reasonable estimate of fair value.

Securities and Trading Activities
Securities and Trading Activities
Securities are classified at trade date as trading or securities AFS. Trading account assets and liabilities are carried at fair value with changes in fair value recognized within noninterest income. Realized and unrealized gains and losses are recognized as a component of noninterest income in the Consolidated Statements of Income/(Loss). Securities AFS are used as part of the overall asset and liability management process to optimize income and market performance over an entire interest rate cycle. Interest income and dividends on securities are recognized in interest income on an accrual basis. Premiums and discounts on debt securities are amortized as an adjustment to yield over the estimated life of the security. Securities AFS are carried at fair value with unrealized gains and losses, net of any tax effect, included in AOCI as a component of shareholders’ equity. Realized gains and losses, including OTTI, are determined using the specific identification method and are recognized as a component of noninterest income in the Consolidated Statements of Income/(Loss).

On a quarterly basis, securities AFS are reviewed for possible OTTI. In determining whether OTTI exists for securities in an unrealized loss position, the Company assesses whether it has the intent to sell the security or, for debt securities, the Company assesses the likelihood of selling the security prior to the recovery of its amortized cost basis. If the Company intends to sell the debt security or it is more-likely-than-not that the Company will be required to sell the debt security prior to the recovery of its amortized cost basis, the debt security is written down to fair value, and the full amount of any impairment charge is recognized as a component of noninterest income in the Consolidated Statements of Income/(Loss). If the Company does not intend to sell the debt security and it is more-likely-than-not that the Company will not be required to sell the debt security prior to recovery of its amortized cost basis, only the credit component of any impairment of a debt security is recognized as a component of noninterest income in the Consolidated Statements of Income/(Loss), with the remaining impairment recorded in OCI.

The OTTI review for equity securities includes an analysis of the facts and circumstances of each individual investment and focuses on the severity of loss, the length of time the fair value has been below cost, the expectation for that security's performance, the financial condition and near-term prospects of the issuer, and management's intent and ability to hold the security to recovery. A decline in value of an equity security that is considered to be other-than-temporary is recognized as a component of noninterest income in the Consolidated Statements of Income/(Loss).
On a quarterly basis, the Company reviews nonmarketable equity securities, which include venture capital equity and certain mezzanine securities that are not publicly traded as well as equity investments acquired for various purposes. These securities are accounted for under the cost or equity method and are included in other assets. The Company reviews nonmarketable securities accounted for under the cost method on a quarterly basis and reduces the asset value when declines in value are considered to be other-than-temporary. Equity method investments are recorded at cost, adjusted to reflect the Company’s portion of income, loss or dividends of the investee. Realized income, realized losses and estimated other-than-temporary unrealized losses on cost and equity method investments are recognized in noninterest income in the Consolidated Statements of Income/(Loss).
For additional information on the Company’s securities activities, see Note 5, “Securities Available for Sale.”

Securities Sold Under Repurchase Agreements
Securities Sold Under Repurchase Agreements
Securities sold under agreements to repurchase are accounted for as collateralized financing transactions and are recorded at the amounts at which the securities were sold, plus accrued interest. The fair value of collateral pledged is continually monitored and additional collateral is pledged or requested to be returned to the Company as deemed appropriate. For additional information on the collateral pledged to secure repurchase agreements, see Note 4, "Trading Assets and Liabilities," and Note 5, "Securities Available for Sale."

Loans Held for Sale
Loans Held for Sale
The Company’s LHFS generally includes certain residential mortgage loans, commercial loans, and student loans. Loans are initially classified as LHFS when they are identified as being available for immediate sale and a formal plan exists to sell them. LHFS are recorded at either fair value, if elected, or the lower of cost or fair value on an individual loan basis. Origination fees and costs for LHFS recorded at LOCOM are capitalized in the basis of the loan and are included in the calculation of realized gains and losses upon sale. Origination fees and costs are recognized in earnings at the time of origination for LHFS that are recorded at fair value. Fair value is derived from observable current market prices, when available, and includes loan servicing value. When observable market prices are not available, the Company uses judgment and estimates fair value using internal models, in which the Company uses its best estimates of assumptions it believes would be used by market participants in estimating fair value. Adjustments to reflect unrealized gains and losses resulting from changes in fair value and realized gains and losses upon ultimate sale of the loans are classified as noninterest income in the Consolidated Statements of Income/(Loss).
The Company may transfer certain residential mortgage loans, commercial loans, and student loans to a held-for-sale classification at LOCOM. At the time of transfer, any credit losses are recorded as a reduction in the ALLL. Subsequent credit losses, as well as incremental interest rate or liquidity related valuation adjustments are recorded as a component of noninterest income in the Consolidated Statements of Income/(Loss). The Company may also transfer loans from held for sale to held for investment. At the time of transfer, any difference between the carrying amount of the loan and its outstanding principal balance is recognized as an adjustment to yield using the interest method, unless the loan was elected upon origination to be accounted for at fair value. If a held for sale loan is transferred to held for investment for which fair value accounting was elected, it will continue to be accounted for at fair value in the held for investment portfolio. For additional information on the Company’s LHFS activities, see Note 6, “Loans.”

Loan
Loans
Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are considered LHFI. The Company’s loan balance is comprised of loans held in portfolio, including commercial loans, consumer loans, and residential loans. Interest income on all types of loans, except those classified as nonaccrual, is accrued based upon the outstanding principal amounts using the effective yield method.
Commercial loans (commercial & industrial, commercial real estate, and commercial construction) are considered to be past due when payment is not received from the borrower by the contractually specified due date. The Company typically classifies commercial loans as nonaccrual when one of the following events occurs: (i) interest or principal has been past due 90 days or more, unless the loan is both well secured and in the process of collection; (ii) collection of recorded interest or principal is not anticipated; or (iii) income for the loan is recognized on a cash basis due to the deterioration in the financial condition of the debtor. When a loan is placed on nonaccrual, unpaid interest is reversed against interest income. Interest income on nonaccrual loans, if recognized, is recognized after the principal has been reduced to zero. If and when commercial borrowers demonstrate the ability to repay a loan in accordance with the contractual terms of a loan classified as nonaccrual, the loan may be returned to accrual status upon meeting all regulatory, accounting, and internal policy requirements.
Consumer loans (guaranteed and private student loans, other direct, indirect, and credit card) are considered to be past due when payment is not received from the borrower by the contractually specified due date. Guaranteed student loans continue to accrue interest regardless of delinquency status because collection of principal and interest is reasonably assured. Other direct and indirect loans are typically placed on nonaccrual when payments have been past due for 90 days or more except when the borrower has declared bankruptcy, in which case, they are moved to nonaccrual status once they become 60 days past due. Credit card loans are never placed on nonaccrual status but rather are charged off once they are 180 days past due. When a loan is placed on nonaccrual, unpaid interest is reversed against interest income. Interest income on nonaccrual loans, if recognized, is recognized on a cash basis. Nonaccrual consumer loans are typically returned to accrual status once they are no longer past due.
Residential loans (guaranteed and nonguaranteed residential mortgages, home equity products, and residential construction) are considered to be past due when a monthly payment is due and unpaid for one month. Guaranteed residential mortgages continue to accrue interest regardless of delinquency status because collection of principal and interest is reasonably assured. Nonguaranteed residential mortgages and residential construction loans are generally placed on nonaccrual when three payments are past due. Home equity products are generally placed on nonaccrual when payments are 90 days past due. The exception for nonguaranteed residential mortgages, residential construction loans, and home equity products is when the borrower has declared bankruptcy, in which case, they are moved to nonaccrual status once they become 60 days past due. When a loan is placed on nonaccrual, unpaid interest is reversed against interest income. Interest income on nonaccrual loans, if recognized, is recognized on a cash basis. Nonaccrual residential loans are typically returned to accrual status once they no longer meet the delinquency threshold that resulted in them initially being moved to nonaccrual status.
TDRs are loans in which the borrower is experiencing financial difficulty at the time of restructure, and the Company has granted an economic concession to the borrower. To date, the Company’s TDRs have been predominantly first and second lien residential mortgages and home equity lines of credit. Prior to modifying a borrower’s loan terms, the Company performs an evaluation of the borrower’s financial condition and ability to service under the potential modified loan terms. The types of concessions generally granted are extensions of the loan maturity date and/or reductions in the original contractual interest rate. If a loan is accruing at the time of modification, the loan remains on accrual status and is subject to the Company’s charge-off and nonaccrual policies. See the “Allowance for Credit Losses” section within this Note for further information regarding these policies. If a loan is on nonaccrual before it is determined to be a TDR then the loan remains on nonaccrual. TDRs may be returned to accrual status if there has been at least a six month sustained period of repayment performance by the borrower. Generally, once a residential loan becomes a TDR, the Company expects that the loan will likely continue to be reported as a TDR for its remaining life even after returning to accruing status as the modified rates and terms at the time of modification were typically more favorable than those generally available in the market. Interest income recognition on impaired loans is dependent upon nonaccrual status, TDR designation, and loan type as discussed above.
For loans accounted for at amortized cost, fees and incremental direct costs associated with the loan origination and pricing process, as well as premiums and discounts, are deferred and amortized as level yield adjustments over the respective loan terms. Premiums for purchased credit cards are amortized on a straight-line basis over one year. Fees received for providing loan commitments that result in funded loans are recognized over the term of the loan as an adjustment of the yield. If a loan is never funded, the commitment fee is recognized into noninterest income at the expiration of the commitment period. Origination fees and costs are recognized in noninterest income and expense at the time of origination for newly-originated loans that are accounted for at fair value. For additional information on the Company's loans activities, see Note 6, “Loans.”

Allowance for Credit Losses
Allowance for Credit Losses
The Allowance for Credit Losses is composed of the ALLL and the reserve for unfunded commitments. The Company’s ALLL is the amount considered adequate to absorb probable losses within the portfolio based on management’s evaluation of the size and current risk characteristics of the loan portfolio. In addition to the review of credit quality through ongoing credit review processes, the Company employs a variety of modeling and estimation techniques to measure credit risk and construct an appropriate and adequate ALLL. Numerous asset quality measures, both quantitative and qualitative, are considered in estimating the ALLL. Such evaluation considers numerous factors for each of the loan portfolio segments, including, but not limited to net charge-off trends, internal risk ratings, changes in internal risk ratings, loss forecasts, collateral values, geographic location, delinquency rates, nonperforming and restructured loan status, origination channel, product mix, underwriting practices, industry conditions, and economic trends. Additionally, refreshed FICO scores are considered for consumer and residential loans and single name borrower concentration is considered for commercial loans. These credit quality factors are incorporated into various loss estimation models and analytical tools utilized in the ALLL process and/or are qualitatively considered in evaluating the overall reasonableness of the ALLL.
Large commercial (all loan classes) nonaccrual loans and certain consumer (other direct and credit card), residential (nonguaranteed residential mortgages, home equity products, and residential construction), and commercial (all classes) loans whose terms have been modified in a TDR are individually identified for evaluation of impairment. A loan is considered impaired when it is probable that the Company will be unable to collect all amounts due, including principal and interest, according to the contractual terms of the agreement. If necessary, a specific allowance is established for individually evaluated impaired loans. The specific allowance established for these loans is based on a thorough analysis of the most probable source of repayment, including the present value of the loan’s expected future cash flows, the loan’s estimated market value, or the estimated fair value of the underlying collateral depending on the most likely source of repayment. Any change in the present value attributable to the passage of time is recognized through the provision for credit losses.
General allowances are established for loans and leases grouped into pools based on similar characteristics. In this process, general allowance factors are based on an analysis of historical charge-off experience, portfolio trends, regional and national economic conditions, and expected LGD derived from the Company’s internal risk rating process. Other adjustments may be made to the ALLL after an assessment of internal and external influences on credit quality that are not fully reflected in the historical loss or other risk rating data. These influences may include elements such as changes in credit underwriting, concentration risk, macroeconomic conditions, and/or recent observable asset quality trends.
The Company’s charge-off policy meets regulatory minimums. Losses on unsecured consumer loans are recognized at 90 days past due compared to the regulatory loss criteria of 120 days past due. Losses, as appropriate, on secured consumer loans, including residential real estate, are typically recognized between 120 and 180 days past due, depending on the collateral type, in compliance with the FFIEC guidelines. Loans that have been partially charged-off remain on nonperforming status, regardless of collateral value, until specific borrower performance criteria are met.
The Company uses numerous sources of information in order to make an appropriate evaluation of a property’s value. Estimated collateral valuations are based on appraisals, broker price opinions, recent sales of foreclosed properties, automated valuation models, other property-specific information, and relevant market information, supplemented by the Company’s internal property valuation professionals. The value estimate is based on an orderly disposition and marketing period of the property. In limited instances, the Company adjusts externally provided appraisals for justifiable and well-supported reasons, such as an appraiser not being aware of certain property-specific factors or recent sales information. Appraisals generally represent the “as is” value of the property but may be adjusted based on the intended disposition strategy of the property.
For commercial real estate loans secured by property, an acceptable third-party appraisal or other form of evaluation, as permitted by regulation, is obtained prior to the origination of the loan and upon a subsequent transaction involving a material change in terms. In addition, updated valuations may be obtained during the life of a transaction, as appropriate, such as when a loan's performance materially deteriorates. In situations where an updated appraisal has not been received or a formal evaluation performed, the Company monitors factors that can positively or negatively impact property value, such as the date of the last valuation, the volatility of property values in specific markets, changes in the value of similar properties, and changes in the characteristics of individual properties. Changes in collateral value affect the ALLL through the risk rating or impaired loan evaluation process. Charge-offs are recognized when the amount of the loss is quantifiable and timing is known. The charge-off is measured based on the difference between the loan’s carrying value, including deferred fees, and the estimated net realizable value of the loan, net of estimated selling costs. When assessing property value for the purpose of determining a charge-off, a third-party appraisal or an independently derived internal evaluation is generally employed.
For mortgage loans secured by residential property where the Company is proceeding with a foreclosure action, a new valuation is obtained prior to the loan becoming 180 days past due and, if required, the loan is written down to net realizable value, net of estimated selling costs. In the event the Company decides not to proceed with a foreclosure action, the full balance of the loan is charged-off. If a loan remains in the foreclosure process for 12 months past the original charge-off, typically at 180 days past due, the Company obtains a new valuation annually. Any additional loss based on the new valuation is either charged-off or provided for through the ALLL. At foreclosure, a new valuation is obtained and the loan is transferred to OREO at the new valuation less estimated selling costs; any loan balance in excess of the transfer value is charged-off. Estimated declines in value of the residential collateral between these formal evaluation events are captured in the ALLL based on changes in the house price index in the applicable MSA or other market information.
In addition to the ALLL, the Company also estimates probable losses related to unfunded lending commitments, such as letters of credit and binding unfunded loan commitments. Unfunded lending commitments are analyzed and segregated by risk similar to funded loans based on the Company’s internal risk rating scale. These risk classifications, in combination with an analysis of historical loss experience, probability of commitment usage, existing economic conditions, and any other pertinent information, result in the estimation of the reserve for unfunded lending commitments. The reserve for unfunded lending commitments is reported on the Consolidated Balance Sheets in other liabilities and through the third quarter of 2009, the provision associated with changes in the unfunded lending commitment reserve was reported in the Consolidated Statements of Income/(Loss) in noninterest expense. Beginning in the fourth quarter of 2009, the Company began recording changes in the unfunded lending commitment reserve in the provision for credit losses. For additional information on the Company's Allowance for Credit Loss activities, see Note 7, “Allowance for Credit Losses.”

Property, Plant and Equipment, Policy [Policy Text Block]
Premises and Equipment
Premises and equipment are carried at cost less accumulated depreciation and amortization. Depreciation is calculated predominantly using the straight-line method over the assets’ estimated useful lives. Leasehold improvements are amortized using the straight-line method over the shorter of the improvements’ estimated useful lives or the lease term, depending on whether the lease meets the transfer of ownership or bargain-purchase option criterion. Certain leases are capitalized as assets for financial reporting purposes and are amortized using the straight-line method of amortization over the assets’ estimated useful lives or the lease terms, depending on the criteria that gave rise to the capitalization of the assets. Construction and software in process includes in process branch expansion, branch renovation, and software development projects. Upon completion, branch related projects are maintained in premises and equipment while completed software projects are reclassified to other assets. Maintenance and repairs are charged to expense, and improvements that extend the useful life of an asset are capitalized and depreciated over the remaining useful life. Premises and equipment are evaluated for impairment whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable. For additional information on the Company’s premises and equipment activities, see Note 8, “Premises and Equipment.”

Goodwill and Intangible Assets, Policy [Policy Text Block]
Goodwill and Other Intangible Assets
Goodwill represents the excess purchase price over the fair value of identifiable net assets of acquired companies. Goodwill is assigned to reporting units, which are operating segments or one level below an operating segment, as of the acquisition date. Goodwill is assigned to the Company’s reporting units that are expected to benefit from the synergies of the business combination.
Goodwill is not amortized and instead is tested for impairment, at least annually, at the reporting unit level. The goodwill impairment test is performed in two steps. The first step is used to identify potential impairment and the second step, if required, measures the amount of impairment by comparing the carrying amount of goodwill to its implied fair value. If the implied fair value of the goodwill exceeds the carrying amount, there is no impairment. If the goodwill assigned to a reporting unit exceeds the implied fair value of the goodwill, an impairment charge is recorded for the excess.
Identified intangible assets that have a designated finite life are amortized over their useful lives and are evaluated for impairment whenever events or changes in circumstances indicate the carrying amount of the assets may not be recoverable. For additional information on the Company’s activities related to goodwill and other intangibles, see Note 9, “Goodwill and Other Intangible Assets.”

Mortgage Servicing Rights Disclosure
MSRs
The Company recognizes as assets the rights to service mortgage loans based on the estimated fair value of the MSRs when loans are sold and the associated servicing rights are retained. Effective January 1, 2009, MSRs related to loans originated and sold after January 1, 2008 were accounted for at fair value. Effective January 1, 2010, the Company elected to record MSRs related to loans originated and sold before January 1, 2008, at fair value. These MSRs were previously carried at LOCOM. The Company now records all MSRs at fair value. Fair value is determined by projecting net servicing cash flows, which are then discounted to estimate the fair value. The Company actively hedges its MSRs.The fair values of MSRs are impacted by a variety of factors, including prepayment assumptions, discount rates, delinquency rates, contractually specified servicing fees, servicing costs and underlying portfolio characteristics. The underlying assumptions and estimated values are corroborated by values received from independent third parties. The carrying value of MSRs is reported on the Consolidated Balance Sheets in other intangible assets. Servicing fees are recognized as they are received and changes in fair value are also reported in mortgage servicing related income in the Consolidated Statements of Income/(Loss). For additional information on the Company’s servicing fees, see Note 9, “Goodwill and Other Intangible Assets.”

Real Estate Owned [Text Block]
Other Real Estate Owned
Assets acquired through, or in lieu of loan foreclosure are held for sale and are initially recorded at the lower of the loan’s cost basis or the asset’s fair value at the date of foreclosure, less estimated selling costs. To the extent fair value, less cost to sell, is less than the loan’s cost basis, the difference is charged to the ALLL at the date of transfer into OREO. The Company estimates market values primarily based on appraisals and other market information. Subsequent changes in value of the assets are reported as adjustments to the asset’s carrying amount. Subsequent to foreclosure, changes in value along with gains or losses from the disposition on these assets are reported in noninterest expense in the Consolidated Statements of Income/(Loss). For additional information on the Company's activities related to OREO, see Note 19, “Fair Value Election and Measurement.”

Loan Sales and Securitizations
Loan Sales and Securitizations
The Company sells and at times may securitize loans and other financial assets. When the Company securitizes assets, it may hold a portion of the securities issued, including senior interests, subordinated and other residual interests, interest-only strips, and principal-only strips, all of which are considered retained interests in the transferred assets. Previously when the Company retained securitized interests, the cost basis of the securitized financial assets were allocated between the sold and retained portions based on their relative fair values. The gain or loss on sale was then calculated based on the difference between proceeds received, which includes cash proceeds and the fair value of MSRs, if any, and the cost basis allocated to the sold interests. The retained interests were subsequently carried at fair value. Since January 1, 2010, retained securitized interests are recognized and initially measured at fair value. The interests in securitized assets held by the Company are typically classified as either securities AFS or trading assets and carried at fair value, which is based on independent, third-party market prices, market prices for similar assets, or discounted cash flow analyses. If market prices are not available, fair value is calculated using management’s best estimates of key assumptions, including credit losses, loan repayment speeds and discount rates commensurate with the risks involved. For additional information on the Company’s securitization activities, see Note 11, “Certain Transfers of Financial Assets and Variable Interest Entities.”

Income Tax, Policy [Policy Text Block]
Income Taxes
The provision/(benefit) for income taxes is based on income and expense reported for financial statement purposes after adjustment for permanent differences such as interest income from lending to tax-exempt entities and tax credits from community reinvestment activities. Deferred income tax assets and liabilities result from differences between the timing of the recognition of assets and liabilities for financial reporting purposes and for income tax return purposes. These assets and liabilities are measured using the enacted tax rates and laws that are currently in effect. Subsequent changes in the tax laws require adjustment to these assets and liabilities with the cumulative effect included in the provision/(benefit) for income taxes for the period in which the change is enacted. A valuation allowance is recognized for a DTA if, based on the weight of available evidence, it is more likely than not that some portion or all of the DTA will not be realized. In computing the income tax provision/(benefit), the Company evaluates the technical merits of its income tax positions based on current legislative, judicial and regulatory guidance. Interest and penalties related to the Company’s tax positions are recognized as a component of income tax provision/(benefit). For additional information on the Company’s activities related to income taxes, see Note 15, “Income Taxes.”

Earnings Per Share, Policy [Policy Text Block]
Earnings Per Share
Basic EPS is computed by dividing net income/(loss) available to common shareholders by the weighted average number of common shares outstanding during each period. Diluted EPS is computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding during each period, plus common share equivalents calculated for stock options and restricted stock outstanding using the treasury stock method. In periods of a net loss, diluted EPS is calculated in the same manner as basic EPS.
The Company has issued certain restricted stock awards, which are unvested share-based payment awards that contain nonforfeitable rights to dividends or dividend equivalents. These restricted shares are considered participating securities. Accordingly, the Company calculated net income available to common shareholders pursuant to the two-class method, whereby net income is allocated between common shareholders and participating securities. In periods of a net loss, no allocation is made to participating securities as they are not contractually required to fund net losses.
Net income available to common shareholders represents net income/(loss) after preferred stock dividends, accretion of the discount on preferred stock issuances, gains or losses from any repurchases of preferred stock, and dividends and allocation of undistributed earnings to the participating securities. For additional information on the Company’s EPS, see Note 13, “Net Income/(Loss) Per Share.”

Guarantees [Text Block]
Guarantees
The Company recognizes a liability at the inception of a guarantee, at an amount equal to the estimated fair value of the obligation. A guarantee is defined as a contract that contingently requires a company to make payment to a guaranteed party based upon changes in an underlying asset, liability or equity security of the guaranteed party, or upon failure of a third-party to perform under a specified agreement. The Company considers the following arrangements to be guarantees: certain asset purchase/sale agreements, standby letters of credit and financial guarantees, certain indemnification agreements included within third-party contractual arrangements and certain derivative contracts. For additional information on the Company’s guarantor obligations, see Note 18, “Reinsurance Arrangements and Guarantees.”

Derivatives, Policy [Policy Text Block]
Derivative Financial Instruments and Hedging Activities
The Company records all contracts that satisfy the definition of a derivative at fair value in the Consolidated Balance Sheets. Accounting for changes in the fair value of a derivative is dependent upon its classification as either a freestanding derivative or a derivative that has been designated as a hedging instrument. The Company offsets cash collateral paid to and received from derivatives counterparties when the derivative contracts are subject to ISDA master netting arrangements and meet derivatives accounting guidance.
Changes in the fair value of freestanding derivatives are recorded in noninterest income. Freestanding derivatives include derivatives that the Company enters into in a dealer capacity to facilitate client transactions and as a risk management tool to economically hedge certain identified market risks, along with certain IRLCs on residential mortgage loans that are a normal part of the Company’s operations. The Company also evaluates contracts, such as brokered deposits and short-term debt, to determine whether any embedded derivatives are required to be bifurcated and separately accounted for as freestanding derivatives. For certain contracts containing embedded derivatives, the Company has elected not to bifurcate the embedded derivative and instead carry the entire contract at fair value.
Certain derivatives are also used as risk management tools and designated as accounting hedges of the Company’s exposure to changes in interest rates or other identified market risks. The Company prepares written hedge documentation for all derivatives which are designated as hedges of (1) changes in the fair value of a recognized asset or liability (fair value hedge) attributable to a specified risk or (2) a forecasted transaction, such as the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). The written hedge documentation includes identification of, among other items, the risk management objective, hedging instrument, hedged item and methodologies for assessing and measuring hedge effectiveness and ineffectiveness, along with support for management’s assertion that the hedge will be highly effective. Methodologies related to hedge effectiveness and ineffectiveness are consistent between similar types of hedge transactions and have included (i) statistical regression analysis of changes in the cash flows of the actual derivative and a perfectly effective hypothetical derivative, and (ii) statistical regression analysis of changes in the fair values of the actual derivative and the hedged item.
For designated hedging relationships, the Company performs retrospective and prospective effectiveness testing using quantitative methods and does not assume perfect effectiveness through the matching of critical terms. Assessments of hedge effectiveness and measurements of hedge ineffectiveness are performed at least quarterly for ongoing effectiveness. Changes in the fair value of a derivative that is highly effective and that has been designated and qualifies as a fair value hedge are recorded in current period earnings, along with the changes in the fair value of the hedged item that are attributable to the hedged risk. The effective portion of the changes in the fair value of a derivative that is highly effective and that has been designated and qualifies as a cash flow hedge are initially recorded in AOCI and reclassified to earnings in the same period that the hedged item impacts earnings; any ineffective portion is recorded in current period earnings.
Hedge accounting ceases on transactions that are no longer deemed effective, or for which the derivative has been terminated or de-designated. For discontinued fair value hedges where the hedged item remains outstanding, the hedged item would cease to be remeasured at fair value attributable to changes in the hedged risk and any existing basis adjustment would be recognized as an adjustment to earnings over the remaining life of the hedged item. For discontinued cash flow hedges, the unrealized gains and losses recorded in AOCI would be reclassified to earnings in the period when the previously designated hedged cash flows occur unless it was determined that transaction was probable to not occur, whereby any unrealized gains and losses in AOCI would be immediately reclassified to earnings. For additional information on the Company’s derivative activities, see Note 17, “Derivative Financial Instruments,” and Note 19, “Fair Value Election and Measurement.”

Stock-Based Compensation
Stock-Based Compensation
The Company sponsors stock plans under which incentive and nonqualified stock options and restricted stock may be granted periodically to certain employees. The Company accounts for stock-based compensation under the fair value recognition provisions whereby the fair value of the award at grant date is expensed over the award’s vesting period. Additionally, the Company estimates the number of awards for which it is probable that service will be rendered and adjusts compensation cost accordingly. Estimated forfeitures are subsequently adjusted to reflect actual forfeitures. For additional information on the Company’s stock-based employee compensation plans, see Note 16, “Employee Benefit Plans.”

Employee Benefits
Employee Benefits
Employee benefits expense includes the net periodic benefit costs associated with the pension, supplemental retirement, and other postretirement benefit plans, as well as contributions under the defined contribution plan, the amortization of restricted stock, stock option awards, and costs of other employee benefits. For additional information on the Company's employee benefit plans, see Note 16, “Employee Benefit Plans.”

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency Transactions
Foreign denominated assets and liabilities resulting from foreign currency transactions are valued using period end foreign exchange rates and the associated interest income or expense is determined using approximate weighted average exchange rates for the period. The Company may elect to enter into foreign currency derivatives to mitigate its exposure to changes in foreign exchange rates. The derivative contracts are accounted for at fair value. Gains and losses resulting from such valuations are included in noninterest income in the Consolidated Statements of Income/(Loss).

Fair Value
Fair Value
Certain assets and liabilities are measured at fair value on a recurring basis. Examples of these include derivative instruments, AFS and trading securities, certain LHFI and LHFS, certain issuances of long-term debt, brokered deposits, and MSR assets. Fair value is used on a non-recurring basis as a measurement basis either when assets are evaluated for impairment, the basis of accounting is LOCOM or for disclosure purposes. Examples of these non-recurring uses of fair value include certain LHFS and LHFI, OREO, goodwill, intangible assets, nonmarketable equity securities, certain partnership investments and long-lived assets. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Depending on the nature of the asset or liability, the Company uses various valuation techniques and assumptions when estimating fair value.
The Company applied the following fair value hierarchy:
Level 1 – Assets or liabilities for which the identical item is traded on an active exchange, such as publicly-traded instruments or futures contracts.
Level 2 – Assets and liabilities valued based on observable market data for similar instruments.
Level 3 – Assets or liabilities for which significant valuation assumptions are not readily observable in the market; instruments valued based on the best available data, some of which is internally developed, and considers risk premiums that a market participant would require.
To determine the fair value measurement for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. If available, the Company looks to active and observable markets to price identical assets or liabilities. If identical assets and liabilities are not traded in active markets, the Company looks to market observable data for similar assets and liabilities. Nevertheless, the Company uses alternative valuation techniques to derive a fair value measurement for those assets and liabilities that are either not actively traded in observable markets or for which market observable inputs are not available. For additional information on the Company’s valuation of its assets and liabilities held at fair value, see Note 19, “Fair Value Election and Measurement.”

Accounting Policies Recently Adopted and Pending Accounting Pronouncements
Accounting Policies Recently Adopted and Pending Accounting Pronouncements
In April 2011, the FASB issued ASU 2011-02, “Receivables (Topic 310): A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring.” The ASU provides additional guidance to assist creditors in determining whether a modification of a receivable meets the criteria to be considered a TDR, both for purposes of recognizing loan losses and additional disclosures regarding TDRs. A modification of a credit arrangement constitutes a TDR if the debtor is experiencing financial difficulties and the Company grants a concession to the debtor that it would not otherwise consider. The clarifications for classification apply to all restructurings occurring on or after January 1, 2011. The measurement of impairment for those newly identified TDRs was applied prospectively beginning on July 1, 2011. The related disclosures, which were previously deferred by ASU 2011-01, were required for the interim reporting period ending September 30, 2011 and subsequent reporting periods. The required disclosures and impact as a result of adoption are included in Note 6, “Loans.” The adoption of the ASU did not have a significant impact on the Company’s financial position, results of operations, or EPS.
In April 2011, the FASB issued ASU 2011-03, “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements.” A repurchase agreement is a transaction in which a company sells financial instruments to a buyer, typically in exchange for cash, and simultaneously enters into an agreement to repurchase the same or substantially the same financial instruments from the buyer at a stated price plus accrued interest at a future date. The determination of whether the transaction is accounted for as a sale or a collateralized financing is determined by assessing whether the seller retains effective control of the financial instrument. The ASU changes the assessment of effective control by removing the criterion that requires the seller to have the ability to repurchase or redeem financial assets with substantially the same terms, even in the event of default by the buyer and the collateral maintenance implementation guidance related to that criterion. The Company will apply the new guidance to repurchase agreements entered into or amended after January 1, 2012. The adoption of the ASU did not have a significant impact on the Company’s financial position, results of operations, or EPS.
In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” The primary purpose of the ASU is to conform the language in the fair value measurements guidance in U.S. GAAP and IFRS. The ASU also clarifies how to apply existing fair value measurement and disclosure requirements. Further, the ASU requires additional disclosures about transfers between level 1 and 2 of the fair value hierarchy, quantitative information for level 3 inputs, and the level of the fair value measurement hierarchy for items that are not measured at fair value in the statement of financial position but for which the fair value is required to be disclosed. The ASU is effective for the interim reporting period ending March 31, 2012. The Company has adopted the standard as of January 1, 2012. The adoption did not have a significant impact on the Company’s financial position, results of operations, or EPS.
In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income.” The ASU requires presentation of the components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements. The update does not change the items presented in OCI and does not affect the calculation or reporting of EPS. In December 2011, the FASB issued ASU 2011-12, "Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassification of Items out of Accumulated Other Comprehensive Income in Accounting Standards update No. 2011-05," which deferred the effective date for the amendments to the reclassification of items out of AOCI. The guidance, with the exception of reclassification adjustments, is effective on January 1, 2012 and must be applied retrospectively for all periods presented. The Company has adopted the standard as of January 1, 2012. The adoption did not have an impact on the Company’s financial position, results of operations, or EPS.
In September 2011, the FASB issued ASU 2011-08, “Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment.” The ASU amends interim and annual goodwill impairment testing requirements. Under the ASU, an entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The more likely than not threshold is defined as having a likelihood of more than 50 percent. The guidance is effective for annual and interim goodwill impairment tests beginning January 1, 2012. The Company has adopted the standard as of January 1, 2012 and will apply the new guidance to future goodwill impairment testing, but the Company does not expect the standard to have a substantive impact on its goodwill impairment evaluation.
In December 2011, the FASB issued ASU 2011-11, "Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities." The ASU requires additional disclosures about financial instruments and derivative instruments that are offset or subject to an enforceable master netting arrangement or similar agreement. The ASU is effective for the interim reporting period ending March 31, 2013 with retrospective disclosure for all comparative periods presented. The Company is evaluating the impact of the ASU; however, it is not expected to materially impact the Company's financial position, results of operations, or EPS.

Salary shares
Specifically, the Company paid additional base salary amounts in the form of stock (salary shares) to the SEOs and some of the other employees who were among the next 20 most highly-compensated employees.

Acquisitions/Dispositions (Tables)	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Acquisitions and Dispositions

(Dollars in millions)	Date	Cash or other consideration (paid)/ received	Goodwill	Other Intangibles	Gain	Comments
2011
Acquisition of certain additional assets of CSI Capital Management	5/9/2011	($19)	$20	$7	$—	Goodwill and intangibles recorded are tax-deductible.
2010
Disposition of certain money market fund management business	various	7	—	11	18
2009
Acquisition of assets of Martin Kelly Capital Management	12/22/2009	(2)	1	1	—	Goodwill and intangibles recorded are tax-deductible.
Acquisition of certain assets of CSI Capital Management	11/30/2009	(3)	1	2	—	Goodwill and intangibles recorded are tax-deductible.
Acquisition of assets of Epic Advisors, Inc.	4/1/2009	(2)	5	1	—	Goodwill and intangibles recorded are tax-deductible.

Trading Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Trading Securities [Abstract]
Fair Values of the Components of Trading Assets and Liabilities

(Dollars in millions)	2011	2010
Trading Assets
U.S. Treasury securities	$144	$187
Federal agency securities	478	361
U.S. states and political subdivisions	54	123
MBS - agency	412	301
MBS - private	1	15
CDO securities	45	55
ABS	37	59
Corporate and other debt securities	344	743
CP	229	14
Equity securities	91	221
Derivative contracts [1]	2,414	2,743
Trading loans [2]	2,030	1,353
Total trading assets	$6,279	$6,175
Trading Liabilities
U.S. Treasury securities	$569	$439
Corporate and other debt securities	77	398
Equity securities	37	—
Derivative contracts [1]	1,123	1,841
Total trading liabilities	$1,806	$2,678

[1]The current year amount is offset with cash collateral received from or deposited with derivative counterparties when the derivative contracts are subject to ISDA master netting arrangements, due to resolution during the year of certain operational limitations. This presentation is in accordance with applicable accounting standards and applied prospectively.
[2]Includes loans related to TRS.

Securities Available for Sale (Tables)	12 Months Ended
Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Securities Portfolio Composition

	December 31, 2011
(Dollars in millions)	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
U.S. Treasury securities	$671	$23	$—	$694
Federal agency securities	1,843	89	—	1,932
U.S. states and political subdivisions	437	21	4	454
MBS - agency	20,480	743	—	21,223
MBS - private	252	—	31	221
CDO/CLO securities	50	—	—	50
ABS	460	11	7	464
Corporate and other debt securities	49	2	—	51
Coke common stock	—	2,099	—	2,099
Other equity securities[1]	928	1	—	929
Total securities AFS	$25,170	$2,989	$42	$28,117

	December 31, 2010
(Dollars in millions)	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
U.S. Treasury securities	$5,446	$115	$45	$5,516
Federal agency securities	1,883	19	7	1,895
U.S. states and political subdivisions	565	17	3	579
MBS - agency	14,014	372	28	14,358
MBS - private	378	3	34	347
CDO/CLO securities	50	—	—	50
ABS	798	15	5	808
Corporate and other debt securities	464	19	1	482
Coke common stock	—	1,973	—	1,973
Other equity securities[1]	886	1	—	887
Total securities AFS	$24,484	$2,534	$123	$26,895
1At December 31, 2011, other equity securities included the following securities at cost: $342 million in FHLB of Atlanta stock, $398 million in Federal Reserve Bank stock, and $187 million in mutual fund investments. At December 31, 2010, other equity securities included the following securities at cost: $298 million in FHLB of Atlanta stock, $391 million in Federal Reserve Bank stock, and $197 million in mutual fund investments.

Amortized Cost and Fair Value of Investments in Debt Securities by Estimated Average Life

	Distribution of Maturities
(Dollars in millions)	1 Year or Less	1-5 Years	5-10 Years	After 10 Years	Total
Amortized Cost:
U.S. Treasury securities	$9	$212	$450	$—	$671
Federal agency securities	88	1,620	80	55	1,843
U.S. states and political subdivisions	135	223	22	57	437
MBS - agency	802	15,833	1,415	2,430	20,480
MBS - private	—	196	56	—	252
CDO/CLO securities	—	50	—	—	50
ABS	260	200	—	—	460
Corporate and other debt securities	7	4	17	21	49
Total debt securities	$1,301	$18,338	$2,040	$2,563	$24,242
Fair Value:
U.S. Treasury securities	$9	$223	$462	$—	$694
Federal agency securities	89	1,697	89	57	1,932
U.S. states and political subdivisions	138	239	22	55	454
MBS - agency	840	16,434	1,478	2,471	21,223
MBS - private	—	167	54	—	221
CDO/CLO securities	—	50	—	—	50
ABS	266	198	—	—	464
Corporate and other debt securities	7	4	19	21	51
Total debt securities	$1,349	$19,012	$2,124	$2,604	$25,089

Securities in a Continuous Unrealized Loss Position

	December 31, 2011
	Less than twelve months		Twelve months or longer		Total
(Dollars in millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Temporarily impaired securities:
Federal agency securities	$10	$—	$—	$—	$10	$—
U.S. states and political subdivisions	1	—	28	4	29	4
MBS - agency	224	—	1	—	225	—
CDO/CLO securities	50	—	—	—	50	—
ABS	—	—	11	5	11	5
Total temporarily impaired securities	285	—	40	9	325	9
Other-than-temporarily impaired securities:[1]
MBS - private	15	1	206	30	221	31
ABS	1	—	3	2	4	2
Total other-than-temporarily impaired securities	16	1	209	32	225	33
Total impaired securities	$301	$1	$249	$41	$550	$42

	December 31, 2010
	Less than twelve months		Twelve months or longer		Total
(Dollars in millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Temporarily impaired securities:
U.S. Treasury securities	$2,010	$45	$—	$—	$2,010	$45
Federal agency securities	1,426	7	—	—	1,426	7
U.S. states and political subdivisions	45	1	35	2	80	3
MBS - agency	3,497	28	—	—	3,497	28
MBS - private	18	—	17	3	35	3
ABS	—	—	14	4	14	4
Corporate and other debt securities	—	—	3	1	3	1
Total temporarily impaired securities	6,996	81	69	10	7,065	91
Other-than-temporarily impaired securities:[1]
MBS - private	—	—	286	31	286	31
ABS	4	1	—	—	4	1
Total other-than-temporarily impaired securities	4	1	286	31	290	32
Total impaired securities	$7,000	$82	$355	$41	$7,355	$123
[1]Includes OTTI securities for which credit losses have been recorded in earnings in current or prior periods.

Gross Realized Gains and Losses on Sales and OTTI on Securities AFS

	Year Ended December 31
(Dollars in millions)	2011	2010	2009
Gross realized gains	$210	$210	$152
Gross realized losses	(87)	(17)	(34)
OTTI	(6)	(2)	(20)
Net securities gains	$117	$191	$98

Other Than Temporary Impairment Losses On Investment Securities [Table Text Block]

	Year Ended December 31		Year Ended December 31
	2011	2010	2009
(Dollars in millions)	MBS - Private	MBS - Private	MBS - Private	Corporate Bonds
OTTI[1]	$7	$2	$112	$1
Portion of losses recognized in AOCI (before taxes)	1	—	93	—
Net impairment (gains)/losses recognized in earnings	$6	$2	$19	$1
[1] The initial OTTI amount represents the excess of the amortized cost over the fair value of AFS debt securities. For subsequent impairments of the same security, amount represents additional declines in the fair value subsequent to the previously recorded OTTI, if applicable, until such time the security is no longer in an unrealized loss position.

Rollforward of Credit Losses Recognized in Earnings Related to Securities

(Dollars in millions)
Balance, as of January 1, 2011	$20
Additions:
OTTI credit losses on previously impaired securities	6
Reductions:
Increases in expected cash flows recognized over the remaining life of the securities	(1)
Balance, as of December 31, 2011	$25

Balance, as of January 1, 2010	$22
Additions/Reductions:[1]
Increases in expected cash flows recognized over the remaining life of the securities	(2)
Balance, as of December 31, 2010	$20

Balance, as of April 1, 2009, effective date	$8
Additions:
OTTI credit losses on securities not previously impaired	18
Reductions:
Credit impaired securities sold, matured, or written off	(4)
Balance, as of December 31, 2009 [2]	$22
[1]During the year ended December 31, 2010, the Company recognized $2 million of OTTI through earnings on debt securities in which no portion of the OTTI loss was included in OCI at any time during the period. OTTI related to these securities are excluded from this amount.
[2]During the year ended December 31, 2009, the Company recognized $2 million of OTTI through earnings on debt securities in which no portion of the OTTI loss was included in OCI at any time during the period. OTTI related to these securities are excluded from this amount.

Measurement Of Investment Credit Losses Assumptions [Table Text Block]

	December 31, 2011	December 31, 2010	December 31, 2009
Current default rate	4 - 8%	2 - 7%	2 - 17%
Prepayment rate	12 - 22%	14 - 22%	6 - 21%
Loss severity	39 - 46%	37 - 46%	35 - 52%

Loans (Tables)	12 Months Ended
Dec. 31, 2011
Receivables [Abstract]
Composition of Loan Portfolio

(Dollars in millions)	2011	2010
Commercial loans:
Commercial & industrial	$49,538	$44,753
Commercial real estate	5,094	6,167
Commercial construction	1,240	2,568
Total commercial loans	55,872	53,488
Residential loans:
Residential mortgages - guaranteed	6,672	4,520
Residential mortgages - nonguaranteed[1]	23,243	23,959
Home equity products	15,765	16,751
Residential construction	980	1,291
Total residential loans	46,660	46,521
Consumer loans:
Guaranteed student loans	7,199	4,260
Other direct	2,059	1,722
Indirect	10,165	9,499
Credit cards	540	485
Total consumer loans	19,963	15,966
LHFI	$122,495	$115,975
LHFS	$2,353	$3,501
[1]Includes $431 million and $488 million of loans carried at fair value at December 31, 2011 and 2010, respectively.

LHFI by Credit Quality Indicator

	Commercial & industrial		Commercial real estate		Commercial construction
(Dollars in millions)	2011	2010	2011	2010	2011	2010
Credit rating:
Pass	$47,683	$42,140	$3,845	$4,316	$581	$836
Criticized accruing	1,507	2,029	961	1,509	369	771
Criticized nonaccruing	348	584	288	342	290	961
Total	$49,538	$44,753	$5,094	$6,167	$1,240	$2,568

	Residential mortgages - nonguaranteed [2]		Home equity products		Residential construction
(Dollars in millions)	2011	2010	2011	2010	2011	2010
Current FICO score range:
700 and above	$16,139	$15,920	$11,084	$11,673	$661	$828
620 - 699	4,132	4,457	2,903	2,897	202	258
Below 620[1]	2,972	3,582	1,778	2,181	117	205
Total	$23,243	$23,959	$15,765	$16,751	$980	$1,291

	Consumer - other direct [3]		Consumer - indirect		Consumer - credit cards
(Dollars in millions)	2011	2010	2011	2010	2011	2010
Current FICO score range:
700 and above	$1,251	$973	$7,397	$6,780	$347	$258
620 - 699	273	231	1,990	1,799	142	149
Below 620[1]	86	105	778	920	51	78
Total	$1,610	$1,309	$10,165	$9,499	$540	$485

[1]For substantially all loans with refreshed FICO scores below 620, the borrower’s FICO score at the time of origination exceeded 620 but has since deteriorated as the loan has seasoned.
[2]Excludes $6.7 billion and $4.5 billion at December 31, 2011 and 2010, respectively, of guaranteed residential loans. At both December 31, 2011 and 2010, the majority of these loans had FICO scores of 700 and above.
[3]Excludes $449 million and $413 million as of December 31, 2011 and 2010, respectively, of private-label student loans with third party insurance. At December 31, 2011 and 2010, the majority of these loans had FICO scores of 700 and above.

Payment Status for the LHFI Portfolio

	2011
(Dollars in millions)	Accruing Current	Accruing 30-89 Days Past Due	Accruing 90+ Days Past Due	Nonaccruing[2]	Total
Commercial loans:
Commercial & industrial	$49,098	$80	$12	$348	$49,538
Commercial real estate	4,797	9	—	288	5,094
Commercial construction	943	7	—	290	1,240
Total commercial loans	54,838	96	12	926	55,872
Residential loans:
Residential mortgages - guaranteed	5,394	176	1,102	—	6,672
Residential mortgages - nonguaranteed[1]	21,501	324	26	1,392	23,243
Home equity products	15,223	204	—	338	15,765
Residential construction	737	22	1	220	980
Total residential loans	42,855	726	1,129	1,950	46,660
Consumer loans:
Guaranteed student loans	5,690	640	869	—	7,199
Other direct	2,032	14	6	7	2,059
Indirect	10,074	66	5	20	10,165
Credit cards	526	7	7	—	540
Total consumer loans	18,322	727	887	27	19,963
Total LHFI	$116,015	$1,549	$2,028	$2,903	$122,495
[1]Includes $431 million of loans carried at fair value.
[2]Total nonaccruing loans past due 90 days or more totaled $2.3 billion. Nonaccruing loans past due fewer than 90 days include modified nonaccrual loans reported as TDRs.

	2010
(Dollars in millions)	Accruing Current	Accruing 30-89 Days Past Due	Accruing 90+ Days Past Due	Nonaccruing[2]	Total
Commercial loans:
Commercial & industrial	$44,046	$111	$12	$584	$44,753
Commercial real estate	5,794	27	4	342	6,167
Commercial construction	1,595	11	1	961	2,568
Total commercial loans	51,435	149	17	1,887	53,488
Residential loans:
Residential mortgages - guaranteed	3,469	167	884	—	4,520
Residential mortgages - nonguaranteed[1]	21,916	456	44	1,543	23,959
Home equity products	16,162	234	—	355	16,751
Residential construction	953	42	6	290	1,291
Total residential loans	42,500	899	934	2,188	46,521
Consumer loans:
Guaranteed student loans	3,281	383	596	—	4,260
Other direct	1,692	15	5	10	1,722
Indirect	9,400	74	—	25	9,499
Credit cards	460	12	13	—	485
Total consumer loans	14,833	484	614	35	15,966
Total LHFI	$108,768	$1,532	$1,565	$4,110	$115,975
[1]Includes $488 million of loans carried at fair value.
[2]Total nonaccruing loans past due 90 days or more totaled $3.3 billion. Nonaccruing loans past due fewer than 90 days include modified nonaccrual loans reported as TDRs.

LHFI Considered Impaired

	As of December 31, 2011			Year Ended December 31, 2011
(Dollars in millions)	Unpaid Principal Balance	Amortized Cost[1]	Related Allowance	Average Amortized Cost	Interest Income Recognized[2]
Impaired loans with no related allowance recorded:
Commercial loans:
Commercial & industrial	$93	$73	$—	$109	$3
Commercial real estate	58	50	—	56	1
Commercial construction	45	40	—	47	1
Total commercial loans	196	163	—	212	5
Impaired loans with an allowance recorded:
Commercial loans:
Commercial & industrial	76	67	9	68	1
Commercial real estate	111	82	15	103	2
Commercial construction	132	100	10	121	2
Total commercial loans	319	249	34	292	5
Residential loans:
Residential mortgages - nonguaranteed	2,797	2,405	293	2,451	88
Home equity products	553	515	86	528	23
Residential construction	246	221	26	229	8
Total residential loans	3,596	3,141	405	3,208	119
Consumer loans:
Other direct	12	12	1	13	1
Credit cards	27	27	8	26	2
Total consumer loans	39	39	9	39	3
Total impaired loans	$4,150	$3,592	$448	$3,751	$132
[1]Amortized cost reflects charge-offs that have been recognized plus other amounts that have been applied to reduce the net book balance.
2Of the interest income recognized for the year ended December 31, 2011, cash basis interest income was $25 million.

	As of December 31, 2010
(Dollars in millions)	Unpaid Principal Balance	Amortized Cost[1]	Related Allowance
Impaired loans with no related allowance recorded:
Commercial loans:
Commercial & industrial	$86	$67	$—
Commercial real estate	110	86	—
Commercial construction	67	52	—
Total commercial loans	263	205	—
Impaired loans with an allowance recorded:
Commercial loans:
Commercial & industrial	123	96	18
Commercial real estate	103	81	19
Commercial construction	673	524	138
Total commercial loans	899	701	175
Residential loans:
Residential mortgages - nonguaranteed	2,785	2,467	309
Home equity products	503	503	93
Residential construction	226	196	26
Total residential loans	3,514	3,166	428
Consumer loans:
Other direct	11	11	2
Total impaired loans	$4,687	$4,083	$605
[1]Amortized cost reflects charge-offs that have been recognized plus other amounts that have been applied to reduce net book balance.

Nonperforming Assets

(Dollars in millions)	2011	2010
Nonaccrual/NPLs:
Commercial loans:
Commercial & industrial	$348	$584
Commercial real estate	288	342
Commercial construction	290	961
Residential loans:
Residential mortgages - nonguaranteed	1,392	1,543
Home equity products	338	355
Residential construction	220	290
Consumer loans:
Other direct	7	10
Indirect	20	25
Total nonaccrual/NPLs	2,903	4,110
OREO[1]	479	596
Other repossessed assets	10	52
Total nonperforming assets	$3,392	$4,758

[1]Does not include foreclosed real estate related to loans insured by the FHA or the VA. Proceeds due from the FHA and the VA are recorded as a receivable in other assets until the funds are received and the property is conveyed. The receivable amount related to proceeds due from the FHA or the VA totaled $132 million and $195 million at December 31, 2011 and 2010, respectively.

Troubled Debt Restructurings on Financing Receivables [Table Text Block]

(Dollars in millions)	Number of Loans Modified	Principal Forgiveness[1]	Rate Modification[2]	Term Extension and/or Other Concessions	Total
Commercial loans:
Commercial & industrial	466	$26	$28	$47	$101
Commercial real estate	40	35	25	14	74
Commercial construction	49	20	8	77	105
Residential loans:
Residential mortgages - nonguaranteed	1,018	—	238	26	264
Home equity products	1,701	—	130	6	136
Residential construction	421	—	16	46	62
Consumer loans:
Other direct	80	—	—	4	4
Credit cards	2,336	—	13	—	13
Total TDRs	6,111	$81	$458	$220	$759
[1]Restructured loans which had forgiveness of amounts contractually due under the terms of the loan typically have had multiple concessions including rate modifications and/or term extensions. The total amount of charge-offs associated with principal forgiveness for the Commercial segment during the year ended December 31, 2011 was $14 million, substantially all of which related to Commercial construction. There was no principal forgiveness for Residential or Consumer loans during the year ended December 31, 2011.
[2]Restructured loans which had a modification of the loan's contractual interest rate may also have had an extension of the loan's contractual maturity date and/or other concessions. The financial effect of modifying the interest rate on the loans modified as a TDR was immaterial to the financial statements during the year ended December 31, 2011.

TroubledDebtRestructuingDefault [Table Text Block]

(Dollars in millions)	Number of Loans	Amortized Cost
Commercial loans:
Commercial & industrial	51	$10
Commercial real estate	10	17
Commercial construction	23	15
Residential loans:
Residential mortgages	271	75
Home equity products	127	13
Residential construction	25	3
Consumer loans:
Other direct	2	—
Credit cards	377	3
Total TDRs	886	$136

Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2011
Allowance for Credit Losses [Abstract]
Activity in the Allowance for Credit Losses

(Dollars in millions)	2011	2010	2009
Balance at beginning of period	$3,032	$3,235	$2,379
Allowance recorded upon VIE consolidation	—	1	—
Provision for loan losses	1,523	2,708	4,007
(Benefit)/provision for unfunded commitments[1]	(10)	(57)	87
Loan charge-offs	(2,241)	(3,018)	(3,398)
Loan recoveries	201	163	160
Balance at end of period	$2,505	$3,032	$3,235
Components:
ALLL	$2,457	$2,974	$3,120
Unfunded commitments reserve[2]	48	58	115
Allowance for credit losses	$2,505	$3,032	$3,235
[1] Beginning in the fourth quarter of 2009, the Company recognized the (benefit)/provision for unfunded commitments within the provision for credit losses in the Consolidated Statements of Income/(Loss). Considering the immateriality of this provision prior to the fourth quarter of 2009, the (benefit)/provision for unfunded commitments remains classified within other noninterest expense in the Consolidated Statements of Income/(Loss).
[2] The unfunded commitments reserve is separately recognized in other liabilities in the Consolidated Balance Sheets.

Activity in the ALLL by Segment

	2011
(Dollars in millions)	Commercial	Residential	Consumer	Total
Balance at beginning of period	$1,303	$1,498	$173	$2,974
Provision for loan losses	324	1,113	86	1,523
Loan charge-offs	(803)	(1,275)	(163)	(2,241)
Loan recoveries	140	18	43	201
Balance at end of period	$964	$1,354	$139	$2,457

	2010
(Dollars in millions)	Commercial	Residential	Consumer	Total
Balance at beginning of period	$1,353	$1,592	$175	$3,120
Allowance recorded upon VIE consolidation	—	—	1	1
Provision for loan losses	938	1,622	148	2,708
Loan charge-offs	(1,087)	(1,736)	(195)	(3,018)
Loan recoveries	99	20	44	163
Balance at end of period	$1,303	$1,498	$173	$2,974

Loans Held for Investment portfolio and Related Allowance for Loan and Lease Losses

	2011
	Commercial		Residential		Consumer		Total
(Dollars in millions)	Carrying Value	Associated ALLL	Carrying Value	Associated ALLL	Carrying Value	Associated ALLL	Carrying Value	Associated ALLL
Individually evaluated	$412	$34	$3,141	$405	$39	$9	$3,592	$448
Collectively evaluated	55,458	930	43,088	949	19,924	130	118,470	2,009
Total evaluated	55,870	964	46,229	1,354	19,963	139	122,062	2,457
LHFI at fair value	2	—	431	—	—	—	433	—
Total LHFI	$55,872	$964	$46,660	$1,354	$19,963	$139	$122,495	$2,457

	2010
	Commercial		Residential		Consumer		Total
(Dollars in millions)	Carrying Value	Associated ALLL	Carrying Value	Associated ALLL	Carrying Value	Associated ALLL	Carrying Value	Associated ALLL
Individually evaluated	$906	$175	$3,166	$428	$11	$2	$4,083	$605
Collectively evaluated	52,578	1,128	42,867	1,070	15,955	171	111,400	2,369
Total evaluated	53,484	1,303	46,033	1,498	15,966	173	115,483	2,974
LHFI at fair value	4	—	488	—	—	—	492	—
Total LHFI	$53,488	$1,303	$46,521	$1,498	$15,966	$173	$115,975	$2,974

Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Premises and Equipment Table

(Dollars in millions)	Useful Life	2011	2010
Land	Indefinite	$358	$353
Buildings and improvements	2 - 40 years	1,033	1,008
Leasehold improvements	1 - 30 years	580	577
Furniture and equipment	1 - 20 years	1,322	1,385
Construction in progress		105	168
		3,398	3,491
Less accumulated depreciation and amortization		1,834	1,871
Total premises and equipment		$1,564	$1,620

Capital and Noncancelable Operating Leases

(Dollars in millions)	Operating Leases	Capital Leases
2012	$214	$2
2013	205	2
2014	194	2
2015	177	2
2016	169	2
Thereafter	509	6
Total minimum lease payments	$1,468	16
Amounts representing interest		4
Present value of net minimum lease payments		$12

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill by Reportable Segment

(Dollars in millions)	Retail & Commercial	Retail Banking	Diversified Commercial Banking	CIB	W&IM	Total
Balance, January 1, 2011	$—	$4,854	$928	$180	$361	$6,323
Contingent consideration	—	—	—	—	1	1
Acquisition of certain additional assets of CSI Capital Management	—	—	—	—	20	20
Balance, December 31, 2011	$—	$4,854	$928	$180	$382	$6,344

Balance, January 1, 2010	$5,739	$—	$—	$223	$357	$6,319
Intersegment transfers	(5,739)	4,854	928	(43)	—	—
Contingent consideration	—	—	—	—	4	4
Balance, December 31, 2010	$—	$4,854	$928	$180	$361	$6,323

Schedule of Finite-Lived Intangible Assets by Major Class [Table Text Block]

(Dollars in millions)	Core Deposit Intangibles	MSRs - LOCOM	MSRs - Fair Value	Other	Total
Balance, January 1, 2011	$67	$—	$1,439	$65	$1,571
Amortization	(29)	—	—	(14)	(43)
MSRs originated	—	—	224	—	224
Changes in fair value:
Due to changes in inputs and assumptions [1]	—	—	(533)	—	(533)
Other changes in fair value [2]	—	—	(200)	—	(200)
Sale of MSRs	—	—	(9)	—	(9)
Other	—	—	—	7	7
Balance, December 31, 2011	$38	$—	$921	$58	$1,017

Balance, January 1, 2010	$104	$604	$936	$67	$1,711
Designated at fair value (transfers from amortized cost)	—	(604)	604	—	—
Amortization	(37)	—	—	(13)	(50)
MSRs originated	—	—	289	—	289
Changes in fair value:
Due to fair value election	—	—	145	—	145
Due to changes in inputs and assumptions [1]	—	—	(275)	—	(275)
Other changes in fair value [2]	—	—	(238)	—	(238)
Sale of MSRs	—	—	(22)	—	(22)
Other	—	—	—	11	11
Balance, December 31, 2010	$67	$—	$1,439	$65	$1,571
[1] Primarily reflects changes in discount rates and prepayment speed assumptions, due to changes in interest rates.
[2] Represents changes due to the collection of expected cash flows, net of accretion, due to the passage of time.

Expected Amortization Expense [Table Text Block]

(Dollars in millions)	Core Deposit Intangibles	Other	Total
2012	$21	$13	$34
2013	13	11	24
2014	4	9	13
2015	—	8	8
2016	—	5	5
Thereafter	—	12	12
Total	$38	$58	$96

Key Characteristics, Inputs, and Economic Assumptions Used to Estimate the Fair Value of the Company's MSRs

(Dollars in millions)	2011	2010
Fair value of retained MSRs	$921	$1,439
Prepayment rate assumption (annual)	20%	12%
Decline in fair value from 10% adverse change	$52	$50
Decline in fair value from 20% adverse change	98	95
Discount rate (annual)	11%	12%
Decline in fair value from 10% adverse change	$33	$68
Decline in fair value from 20% adverse change	63	130
Weighted-average life (in years)	4.3	6.2
Weighted-average coupon	5.2%	5.4%

Other Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2011
Short-term Debt [Abstract]
Other Short-Term Borrowings

	2011		2010
(Dollars in millions)	Balance	Rates	Balance	Rates
FHLB advances	$7,000.14%		$—	—%
Master notes	1,710.40		1,355.40
Dealer collateral	265	various	1,005	various
U.S. Treasury demand notes	—	—	124	—
CP	—	—	99.51
Funds purchased maturing in over one day	—	—	75.35
Other	8	2.7	32	various

Total other short-term borrowings	$8,983		$2,690

Certain Transfers of Financial Assets and Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2011
Certain Transfers of Financial Assets and Variable Interest Entities [Abstract]
Asset Transfers in Which the Company has Continuing Economic Involvement

	Year Ended December 31, 2011
(Dollars in millions)	Residential Mortgage Loans	Commercial and Corporate Loans	Student Loans	CDO Securities	Total
Cash flows on interests held	$48	$1	$—	$2	$51
Servicing or management fees	3	10	—	—	13

	Year Ended December 31, 2010
(Dollars in millions)	Residential Mortgage Loans	Commercial and Corporate Loans	Student Loans	CDO Securities	Total
Cash flows on interests held	$66	$4	$8	$2	$80
Servicing or management fees	4	12	1	—	17

	Year Ended December 31, 2009
(Dollars in millions)	Residential Mortgage Loans	Commercial and Corporate Loans	Student Loans	CDO Securities	Total
Cash flows on interests held	$94	$2	$7	$3	$106
Servicing or management fees	5	11	1	—	17

Portfolio Balances and Delinquency Balances Based on 90 Days or More Past Due and Net Charge-offs Related to Managed Portfolio Loans

(Dollars in millions)	Principal Balance		Past Due				Net Charge-offs
	2011	2010	2011		2010		Year Ended December 31

							2011	2010
Type of loan:
Commercial	$55,872	$53,488	$938		$1,904		$663	$988
Residential	46,660	46,521	3,079		3,122		1,257	1,716
Consumer	19,963	15,966	914		649		120	151
Total loan portfolio	122,495	115,975	4,931		5,675		2,040	2,855
Managed securitized loans:
Commercial	1,978	2,244	43		44		—	22
Residential	114,342	120,429	3,310	[1]	3,497	[1]	50	46
Total managed loans	$238,815	$238,648	$8,284		$9,216		$2,090	$2,923
[1]Excludes loans that have completed the foreclosure or short sale process (i.e., involuntary prepayments).

Long-Term Debt and Contractual Commitments (Tables)	12 Months Ended
Dec. 31, 2011
Long-term Debt and Contractual Commitments [Abstract]
Long-term Debt Table

(Dollars in millions)
Parent Company Only	2011	2010	Interest Rates	Maturities
Senior, fixed rate [1]	$2,719	$922	3.25% - 6.00%	2012 - 2028
Senior, variable rate	1,527	1,512	0.58 - 3.00	2012 - 2019
Subordinated, fixed rate	200	200	6.00	2026
Junior subordinated, fixed rate	1,197	1,693	6.10 - 7.88	2036 - 2068
Junior subordinated, variable rate	651	651	1.12 - 3.98	2027 - 2034
Total Parent Company debt (excluding intercompany of $160 as of December 31, 2011 and 2010)	6,294	4,978
Subsidiaries
Senior, fixed rate [2]	350	2,640	0.50 - 10.75	2012 - 2048
Senior, variable rate [3]	2,504	3,443	0.52 - 7.50	2012 - 2037
Subordinated, fixed rate [4]	1,260	2,087	5.00 - 7.25	2015 - 2028
Subordinated, variable rate	500	500	0.67 - .80	2015
Total subsidiaries debt	4,614	8,670
Total long-term debt	$10,908	$13,648
[1] Debt recorded at fair value, $448 million and $460 million, at December 31, 2011 and 2010, respectively.
[2] Includes leases and other obligations that do not have a stated interest rate.
[3] Debt recorded at fair value, $289 million and $290 million, at December 31, 2011 and 2010, respectively.
[4] Debt recorded at fair value.

Unconditional Obligations

	As of December 31, 2011
(Dollars in millions)	1 year or less	1-3 years	3-5 years	After 5 years	Total
Operating lease obligations	$214	$399	$346	$509	$1,468
Capital lease obligations [1]	1	2	3	6	12
Purchase obligations [2]	81	296	184	146	707
Total	$296	$697	$533	$661	$2,187
[1] Amounts do not include accrued interest.
[2] Includes contracts with a minimum annual payment of $5 million.

Net Income/(Loss) Per Common Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Reconciliation of Net Income/(Loss) to Net Income/(Loss) Available to Common Shareholders

(In millions, except per share data)	2011	2010	2009
Net income/(loss)	$647	$189	($1,564)
Preferred dividends, Series A	(7)	(7)	(14)
Dividends and accretion of discount on preferred stock issued to the U.S. Treasury	(66)	(267)	(266)
Accretion associated with repurchase of preferred stock issued to the U.S. Treasury	(74)	—	—
Gain on repurchase of Series A preferred stock	—	—	94
Dividends and undistributed earnings allocated to unvested shares	(5)	(2)	17
Net income/(loss) available to common shareholders	$495	($87)	($1,733)
Average basic common shares	524	495	435
Effect of dilutive securities:
Stock options	2	1	—
Restricted stock	2	3	2
Average diluted common shares	528	499	437
Net income/(loss) per average common share - diluted	$0.94	($0.18)	($3.98)
Net income/(loss) per average common share - basic	$0.94	($0.18)	($3.98)

Capital (Tables)	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Assets Subject to Regulatory Capital Requirements

	2011		2010
(Dollars in millions)	Amount	Ratio	Amount	Ratio
SunTrust Banks, Inc.
Tier 1 common	$12,254	9.22%	$10,737	8.08%
Tier 1 capital	14,490	10.90	18,156	13.67
Total capital	18,177	13.67	21,967	16.54
Tier 1 leverage		8.75		10.94
SunTrust Bank
Tier 1 capital	$14,026	10.70%	$13,120	10.05%
Total capital	17,209	13.13	16,424	12.58
Tier 1 leverage		8.69		8.33

Preferred Stock

(Dollars in millions)	2011	2010
Series A (1,725 shares outstanding)	$172	$172
Series B (1,025 shares outstanding at December 31, 2011)	103	—
Series C (35,000 shares outstanding at December 31, 2010)	—	3,442
Series D (13,500 shares outstanding at December 31, 2010)	—	1,328
	$275	$4,942

Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Components of Income Tax Expense/(Benefit) Included in the Consolidated Statements of Income/(Loss)

(Dollars in millions)	Year ended December 31
Current income tax expense/(benefit):	2011	2010	2009
Federal	($4)	$—	($7)
State	—	(14)	3
Total	($4)	($14)	($4)
Deferred income tax expense/(benefit):
Federal	$81	($177)	($798)
State	2	6	(96)
Total	83	(171)	(894)
Total income tax expense/(benefit)	$79	($185)	($898)

Reconciliation of the Expected Income Tax Expense at the Statutory Federal Income Tax Rate to the Actual Income Tax Expense/(Benefit) and Effective Tax Rate

	Year ended December 31
	2011		2010		2009
(Dollars in millions)	Amount	Percent of Pre-Tax Income	Amount	Percent of Pre-Tax Income [1]	Amount	Percent of Pre-Tax Income
Income tax expense/(benefit) at federal statutory rate	$254	35.0%	$1	35.0%	($861)	(35.0)%
Increase (decrease) resulting from:
Tax-exempt interest	(72)	(9.9)	(74)	NM	(79)	(3.2)
Dividends received deduction	(14)	(1.9)	(13)	NM	(12)	(0.5)
Income tax credits, net	(88)	(12.1)	(88)	NM	(80)	(3.2)
State income taxes, net	2	0.2	12	NM	(48)	(2.0)
Completion of audit examinations by taxing authorities	—	—	(20)	NM	(55)	(2.2)
Goodwill impairment	—	—	—	—	237	9.6
Other	(3)	(0.4)	(3)	NM	—	—
Total income tax expense/(benefit) and rate	$79	10.9%	($185)	NM	($898)	(36.5)%
[1] "NM" - Calculated percentage was not considered to be meaningful

Significant Components of the Net Deferred Tax Asset and Liability

(Dollars in millions)	2011	2010
DTAs:
Allowance for loan and lease losses	$906	$1,092
Accrued expenses	509	378
State NOL and other carryforwards (net of federal benefit)	197	182
Federal NOL	—	24
Federal credits and other carryforwards	266	256
Other	175	276
Total gross DTAs	2,053	2,208
Valuation allowance	(65)	(50)
Total DTAs	$1,988	$2,158
DTLs:
Net unrealized gains in AOCI	$995	$915
Leasing	728	701
Compensation and employee benefits	100	88
MSRs	613	610
Loans	47	135
Goodwill and intangible assets	121	97
Fixed assets	177	148
Other	95	113
Total DTLs	$2,876	$2,807
Net DTL	($888)	($649)

Change in Unrecognized Tax Benefits [Table Text Block]

	2011	2010
(Dollars in millions)
Balance at January 1	$132	$188
Increases in UTBs related to prior years	12	26
Decreases in UTBs related to prior years	(12)	(11)
Increases in UTBs related to the current year	8	4
Decreases in UTBs related to settlements	(1)	(57)
Decreases in UTBs related to lapse of the applicable statutes of limitations	(6)	(18)
Balance at December 31	$133	$132

Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

	Year Ended December 31
	2011	2010	2009
Dividend yield	0.75%	0.17%	4.16%
Expected stock price volatility	34.87	56.09	83.17
Risk-free interest rate (weighted average)	2.48	2.80	1.94
Expected life of options	6 years	6 years	6 years

Summary of Stock Option and Restricted Stock Activity

	Stock Options			Restricted Stock			Restricted Stock Units
(Dollars in millions, except per share data)	Shares	Price Range	Weighted Average Exercise Price	Shares	Deferred Compensation Grant Price	Weighted Average Grant Price	Shares	Price Range	Weighted Average Grant Price
Balance, January 1, 2009	15,641,872	$17.06-$150.45	$65.29	3,803,412	$113	$64.61	—	$—	$—
Granted	3,803,796	9.06	9.06	2,565,648	28	10.40	66,420	26.96	26.96
Exercised/vested	—	—	—	(1,255,092)	—	64.79	—	—	—
Cancelled/expired/forfeited	(1,784,452)	9.06 - 149.81	65.39	(343,796)	(16)	46.59	—	—	—
Amortization of restricted stock compensation	—	—	—	—	(66)	—	—	—	—
Balance, December 31, 2009	17,661,216	9.06 - 150.45	53.17	4,770,172	59	37.02	66,420	26.96	26.96
Granted	1,192,974	22.69 - 27.79	23.64	1,355,075	33	24.01	—	—	—
Exercised/vested	—	—	—	(1,266,267)	—	67.27	—	—	—
Cancelled/expired/forfeited	(1,711,690)	9.06 - 140.14	52.62	(238,171)	(7)	29.22	(1,230)	26.96	26.96
Amortization of restricted stock compensation	—	—	—	—	(42)	—	—	—	—
Balance, December 31, 2010	17,142,500	9.06 - 150.45	51.17	4,620,809	43	25.32	65,190	26.96	26.96
Granted	813,265	19.98 - 32.27	29.70	1,400,305	44	31.27	344,590	27.50 - 42.10	37.57
Exercised/vested	(20,000)	9.06	9.06	(1,085,252)	—	50.37	—	—	—
Cancelled/expired/forfeited	(2,066,348)	9.06 - 140.40	63.40	(313,695)	(7)	22.07	(4,305)	26.96	26.96
Amortization of restricted stock compensation	—	—	—	—	(32)	—	—	—	—
Balance, December 31, 2011	15,869,417	$9.06-$150.45	$48.53	4,622,167	$48	$21.46	405,475	$26.96-$42.10	$35.98
Exercisable, December 31, 2011	10,294,719		$66.20
Available for Additional Grant, December 31, 2011[1]	20,355,430
[1] Includes 13,759,670 shares available to be issued as restricted stock.

Stock Options by Ranges of Exercise Price

(Dollars in millions, except per share data)
	Options Outstanding				Options Exercisable
Range of Exercise Prices	Number Outstanding as of December 31, 2011	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Total Aggregate Intrinsic Value	Number Exercisable as of December 31, 2011	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Total Aggregate Intrinsic Value
$9.06 to 49.46	6,109,094	$17.47	6.98	$31	534,396	$33.95	1.54	$2
$49.47 to 64.57	2,559,551	54.73	1.10	—	2,559,551	54.73	1.10	—
$64.58 to 150.45	7,200,772	72.67	3.10	—	7,200,772	72.67	3.10	—
	15,869,417	$48.53	4.27	$31	10,294,719	$66.20	2.52	$2

Stock-Based Compensation Expense Recognized in Noninterest Expense

	Year Ended December 31
(Dollars in millions)	2011	2010	2009
Stock-based compensation expense:
Stock options	$15	$14	$12
Restricted stock	32	42	66
Restricted stock units	10	—	—
Total stock-based compensation expense	$57	$56	$78

Change in Benefit Obligations

	Year Ended December 31
	Pension Benefits		Other Postretirement Benefits
(Dollars in millions)	2011	2010	2011	2010
Benefit obligation, beginning of year	$2,261	$2,008	$189	$179
Service cost	62	69	—	—
Interest cost	128	129	9	10
Plan participants’ contributions	—	—	22	20
Actuarial loss/(gain)	415	209	(17)	7
Benefits paid	(109)	(95)	(33)	(30)
Less federal Medicare drug subsidy	—	—	3	3
Plan amendments	—	(59)	—	—
Curtailments	(96)	—	—	—
Benefit obligation, end of year	$2,661	$2,261	$173	$189

Weighted Average Assumptions Used to Determine Benefit Obligations

	Pension Benefits			Other Post- retirement Benefits
(Weighted average assumptions used to determine benefit obligations, end of year)	2011	2010		2011	2010
Discount rate	4.63%	5.67%		4.10%	5.10%
Rate of compensation increase	N/A	4.00	[1]	N/A	N/A
1At year-end 2010, all salaries were expected to increase by 3% for 2011, 3.5% for 2012, and 4% for 2013 and beyond

Change in Plan Assets

	Year Ended December 31
	Pension Benefits		Other Postretirement Benefits
(Dollars in millions)	2011	2010	2011	2010
Fair value of plan assets, beginning of year	$2,522	$2,334	$165	$161
Actual return on plan assets	129	276	7	13
Employer contributions	8	7	—	1
Plan participants’ contributions	—	—	22	20
Benefits paid	(109)	(95)	(33)	(30)
Fair value of plan assets, end of year	$2,550	$2,522	$161	$165

Plan Assets Related to Pension Benefits by Level within the Fair Value Hierarchy

(Dollars in millions)	Assets Measured at Fair Value as of December 31, 2011	Fair Value Measurements as of December 31, 2011 using [1]
		Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Money market funds	$45	$45	$—	$—
Mutual funds:
International diversified funds	351	351	—	—
Large cap funds	426	426	—	—
Small and mid cap funds	214	214	—	—
Equity securities:
Consumer	107	107	—	—
Energy and utilities	48	48	—	—
Financials	21	21	—	—
Healthcare	58	58	—	—
Industrials	62	62	—	—
Information technology	136	136	—	—
Materials	17	17	—	—
Exchange traded funds	116	116	—	—
Fixed income securities:
U.S. Treasuries	435	435	—	—
Corporate - investment grade	398	—	398	—
Foreign bonds	103	—	103	—
	$2,537	$2,036	$501	$—
[1]Schedule does not include accrued income amounting to less than 0.5% of total plan assets.

(Dollars in millions)	Assets Measured at Fair Value as of December 31, 2010	Fair Value Measurements as of December 31, 2010 using [1]
		Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Money market funds	$36	$36	$—	$—
Mutual funds:
International diversified funds	376	376	—	—
Large cap funds	292	292	—	—
Small and mid cap funds	248	248	—	—
Equity securities:
Consumer	108	108	—	—
Energy and utilities	56	56	—	—
Financials	35	35	—	—
Healthcare	42	42	—	—
Industrials	69	69	—	—
Information technology	130	130	—	—
Materials	21	21	—	—
Exchange traded funds	128	128	—	—
Fixed income securities:
U.S. Treasuries	329	329	—	—
Corporate - investment grade	519	—	519	—
Foreign bonds	118	—	118	—
	$2,507	$1,870	$637	$—
[1]Schedule does not include accrued income amounting to less than 0.6% of total plan assets.

Summary of Changes in the Fair Value of Level 3 Plan Assets

(Dollars in millions)	Fixed Income Securities - Corporate Investment Grade	Fixed Income Securities - Corporate Non-investment	Fixed Income Securities - Foreign Bonds
Balance as of January 1, 2010	$82	$26	$38
Purchases/(sales)	(1)	(26)	(18)
Realized gain	6	4	4
Unrealized loss	(2)	(4)	(2)
Transfers out of level 3	(85)	—	(22)
Balance as of December 31, 2010	$—	$—	$—

Plan Assets Related to Other Postretirement Benefits by Level within the Fair Value Hierarchy
d 2010:

(Dollars in millions)		Fair Value Measurements as of December 31, 2011 [1]
	Assets Measured at Fair Value as of December 31, 2011	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Mutual funds:
Large cap fund	$37	$37	$—	$—
Investment grade tax-exempt bond	25	25	—	—
International fund	6	6	—	—
Common and collective funds:
SunTrust Reserve Fund	1	—	1	—
SunTrust Equity Fund	37	—	37	—
SunTrust Georgia Tax-Free Fund	26	—	26	—
SunTrust National Tax-Free Fund	17	—	17	—
SunTrust Aggregate Fixed Income Fund	7	—	7	—
SunTrust Short-Term Bond Fund	5	—	5	—
	$161	$68	$93	$—
[1] Schedule does not include accrued income.

(Dollars in millions)	Assets Measured at Fair Value as of December 31, 2010	Fair Value Measurements as of December 31, 2010[1]
		Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Mutual funds:
Large cap fund	$39	$39	$—	$—
Investment grade tax-exempt bond	24	24	—	—
International fund	7	7	—	—
Common and collective funds:
SunTrust Reserve Fund	2	—	2	—
SunTrust Equity Fund	38	—	38	—
SunTrust Georgia Tax-Free Fund	26	—	26	—
SunTrust National Tax-Free Fund	17	—	17	—
SunTrust Aggregate Fixed Income Fund	7	—	7	—
SunTrust Short-Term Bond Fund	5	—	5	—
	$165	$70	$95	$—
[1] Schedule does not include accrued income.

Asset Allocation for the Pension Plans and the Target Allocation, by Asset Category

	Target Allocation[1]	Percentage of Plan Assets at December 31[2]
Asset Category	2012	2011	2010
Equity securities	50-75%	61%	60%
Debt securities	25-50	37	39
Cash equivalents	0-5	2	1
Total		100%	100%

[1]	SunTrust Pension Plan only.

[2]	SunTrust and NCF Pension Plans.

Asset Allocation for the Other Postretirement Benefit Plans and the Target Allocation, by Asset Category

	Target Allocation	Percentage of Plan Assets as of December 31
Asset Category	2012	2011	2010
Equity securities	35-50%	50%	51%
Debt securities	50-65	50	48
Cash equivalents		—	1
Total		100%	100%

Funded Status of Plans

	Pension Benefits		Other Postretirement Benefits
(Dollars in millions)	2011	2010	2011	2010
Fair value of plan assets	$2,550	$2,522	$161	$165
Benefit obligations [1]	(2,661)	(2,261)	(173)	(189)
Funded status	($111)	$261	($12)	($24)
[1]Includes $107 million of benefit obligations for the unfunded nonqualified supplemental pension plans.

Amounts Recognized in Accumulated Other Comprehensive Income

	Pension Benefits		Other Postretirement Benefits
(Dollars in millions)	2011	2010	2011	2010
Net actuarial loss	$1,108	$770	$17	$34
Prior service credit	—	(105)	—	—
Total AOCI, pre-tax	$1,108	$665	$17	$34

Pension Benefits with a Projected Benefit Obligation, in Excess of Plan Assets

(Dollars in millions)	2011	2010
Projected benefit obligation	$2,530	$105
Accumulated benefit obligation	2,530	101

Expected Cash Flows for the Pension Benefit and Other Postretirement Benefit Plans

(Dollars in millions)	Pension Benefits[1,2]	Other Postretirement Benefits (excluding Medicare Subsidy) [3]	Value to Company of Expected Medicare Subsidy
Employer Contributions
2012 (expected) to plan trusts	$—	$—	$—
2012 (expected) to plan participants	28	—	(3)
Expected Benefit Payments
2012	182	16	(3)
2013	159	16	(1)
2014	158	16	(1)
2015	156	15	(1)
2016	154	14	(1)
2017-2021	774	60	(6)

[1]
At this time, SunTrust anticipates contributions to the Retirement Plan will be permitted (but not required) during 2012 based on the funded status of the Plan and contribution limitations under the ERISA.

[2]	The expected benefit payments for the SERP will be paid directly from SunTrust corporate assets.

[3]
The 2012 expected contribution for the Other Postretirement Benefits Plans represents the Medicare Part D subsidy only. Note that expected benefits under Other Postretirement Benefits Plans are shown net of participant contribu

Schedule of Net Benefit Costs [Table Text Block]

	Year Ended December 31
	Pension Benefits					Other Postretirement Benefits
(Dollars in millions)	2011		2010	2009		2011		2010		2009
Service cost	$62		$69	$64		$—		$—		$—
Interest cost	128		129	120		9		10		12
Expected return on plan assets	(188)		(183)	(149)		(7)		(7)		(7)
Amortization of prior service credit	(16)		(11)	(11)		—		(1)		(2)
Recognized net actuarial loss	39		62	112		1		1		19
Curtailment gain	(88)		—	—		—		—		—
Other	—		—	5		—		—		—
Net periodic (benefit)/cost	($63)		$66	$141		$3		$3		$22
Weighted average assumptions used to determine net cost
Discount rate[1]	5.59%	[3]	6.32%	6.58%	[1]	5.10%		5.70%		5.95%
Expected return on plan assets	7.72	[4]	8.00	8.00		4.39	[2]	4.39	[2]	5.30	[2]
Rate of compensation increase	4.00		4.00	4.00/4.50		N/A		N/A		N/A

[1]
Interim remeasurement was required on April 30, 2009 for the SunTrust Pension Plan due to plan changes adopted at that time. The discount rate as of the remeasurement date was selected based on the economic environment on that date.

[2]	The weighted average shown for the Other Postretirement Benefit plan is determined on an after-tax basis.

[3]	Interim remeasurement was required on November 14, 2011 due to plan changes adopted at that time. The discount rate as of the remeasurement date was selected based on economic conditions on that date.

[4]	As part of the interim remeasurement on November 14, 2011, the expected return on plan assets was reduced from 7.75% to 7.25% for the SunTrust Pension Plan and the NCF Retirement Plan.

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income

(Dollars in millions)	Pension Benefits	Other Postretirement Benefits
Current year actuarial loss/(gain)	$473	($16)
Recognition of actuarial loss	(39)	(1)
Amortization of prior service credit	105	—
Curtailment effects	(96)	—
Total recognized in OCI, pre-tax	$443	($17)
Total recognized in net periodic benefit cost and OCI, pre-tax	$380	($14)

Effect of a One-Percent Change in Assumed Healthcare Cost Trend Rates

(Dollars in millions)	1% Increase	1% Decrease
Effect on Other Postretirement Benefit obligation	$11	$10
Effect on total service and interest cost	1	1

Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Positions

	As of December 31, 2011[1]
	Asset Derivatives				Liability Derivatives
(Dollars in millions)	Balance Sheet Classification	Notional Amounts		Fair Value	Balance Sheet Classification	Notional Amounts		Fair Value
Derivatives designated in cash flow hedging relationships [2]
Equity contracts hedging:
Securities AFS	Trading assets	$1,547		$—	Trading liabilities	$1,547		$189
Interest rate contracts hedging:
Floating rate loans	Trading assets	14,850		1,057	Trading liabilities	—		—
Total		16,397		1,057		1,547		189
Derivatives designated in fair value hedging relationships [3]
Interest rate contracts covering:
Securities AFS	Trading assets	—		—	Trading liabilities	450		1
Fixed rate debt	Trading assets	1,000		56	Trading liabilities	—		—
Total		1,000		56		450		1
Derivatives not designated as hedging instruments [4]
Interest rate contracts covering:
Fixed rate debt	Trading assets	437		13	Trading liabilities	60		9
MSRs	Other assets	28,800		472	Other liabilities	2,920		29
LHFS, IRLCs, LHFI-FV	Other assets	2,657		19	Other liabilities	6,228	[5]	54
Trading activity	Trading assets	113,420	[6]	6,226	Trading liabilities	101,042		5,847
Foreign exchange rate contracts covering:
Foreign-denominated debt and commercial loans	Trading assets	33		1	Trading liabilities	460		129
Trading activity	Trading assets	2,532		127	Trading liabilities	2,739		125
Credit contracts covering:
Loans	Trading assets	45		1	Trading liabilities	308		3
Trading activity	Trading assets	1,841	[7]	28	Trading liabilities	1,809	[7]	23
Equity contracts - Trading activity	Trading assets	10,168	[6]	1,013	Trading liabilities	10,445		1,045
Other contracts:
IRLCs and other	Other assets	4,909		84	Other liabilities	139	[8]	22	[8]
Trading activity	Trading assets	207		23	Trading liabilities	203		23
Total		165,049		8,007		126,353		7,309
Total derivatives		$182,446		$9,120		$128,350		$7,499
[1] During 2011, the Company began offsetting cash collateral paid to and received from derivative counterparties when the derivative contracts are subject to ISDA master netting arrangements and meet the derivatives accounting requirements. The effects of offsetting on the Company's Consolidated Balance Sheets as of December 31, 2011 are presented in Note 19, "Fair Value Election and Measurement."
[2] See “Cash Flow Hedges” in this Note for further discussion.
[3] See “Fair Value Hedges” in this Note for further discussion.
[4] See “Economic Hedging and Trading Activities” in this Note for further discussion.
[5] Amount includes $1.2 billion of notional amounts related to interest rate futures. These futures contracts settle in cash daily and therefore, no derivative asset or liability is recognized.
[6] Amounts include $16.7 billion and $0.6 billion of notional related to interest rate futures and equity futures, respectively. These futures contracts settle in cash daily and therefore, no derivative asset or liability is recognized.
[7] Asset and liability amounts include $2 million and $6 million, respectively, of notional from purchased and written credit risk participation agreements, respectively, which notional is calculated as the notional of the derivative participated adjusted by the relevant RWA conversion factor.
[8] Includes a $22 million derivative liability recognized in other liabilities in the Consolidated Balance Sheets, related to a notional amount of $134 million. The notional amount is based on the number of Visa Class B shares, 3.2 million, the conversion ratio from Class B shares to Class A shares, and the Class A share price at the derivative inception date of May 28, 2009. This derivative was established upon the sale of Class B shares in the second quarter of 2009 as discussed in Note 18, “Reinsurance Arrangements and Guarantees.”

	As of December 31, 2010
	Asset Derivatives				Liability Derivatives
(Dollars in millions)	Balance Sheet Classification	Notional Amounts		Fair Value	Balance Sheet Classification	Notional Amounts		Fair Value
Derivatives designated in cash flow hedging relationships [1]
Equity contracts hedging:
Securities AFS	Trading assets	$1,547		$—	Trading liabilities	$1,547		$145
Interest rate contracts hedging:
Floating rate loans	Trading assets	15,350		947	Trading liabilities	500		10
Total		16,897		947		2,047		155
Derivatives not designated as hedging instruments [2]
Interest rate contracts covering:
Fixed rate debt	Trading assets	1,273		41	Trading liabilities	60		4
Corporate bonds and loans		—		—	Trading liabilities	5		—
MSRs	Other assets	20,474		152	Other liabilities	6,480		73
LHFS, IRLCs, LHFI-FV	Other assets	7,269	[3]	92	Other liabilities	2,383		20
Trading activity	Trading assets	132,286	[4]	4,211	Trading liabilities	105,926		3,884
Foreign exchange rate contracts covering:
Foreign-denominated debt and commercial loans	Trading assets	1,083		17	Trading liabilities	495		128
Trading activity	Trading assets	2,691		92	Trading liabilities	2,818		91
Credit contracts covering:
Loans	Trading assets	15		—	Trading liabilities	227		2
Trading activity	Trading assets	1,094	[5]	39	Trading liabilities	1,039	[5]	34
Equity contracts - Trading activity	Trading assets	5,010	[4]	583	Trading liabilities	8,012		730
Other contracts:
IRLCs and other	Other assets	2,169		18	Other liabilities	2,196	[6]	42	[6]
Trading activity	Trading assets	111		11	Trading liabilities	111		11
Total		173,475		5,256		129,752		5,019
Total derivatives		$190,372		$6,203		$131,799		$5,174
[1] See “Cash Flow Hedges” in this Note for further discussion.
[2] See “Economic Hedging and Trading Activities” in this Note for further discussion.
[3] Amount includes $1.4 billion of notional amounts related to interest rate futures. These futures contracts settle in cash daily and therefore, no derivative asset or liability is recognized.
[4] Amounts include $25.0 billion and $0.5 billion of notional related to interest rate futures and equity futures, respectively. These futures contracts settle in cash daily and therefore, no derivative asset or liability is recognized.
[5] Asset and liability amounts include $1 million and $8 million, respectively, of notional from purchased and written interest rate swap risk participation agreements, respectively, which notional is calculated as the notional of the interest rate swap participated adjusted by the relevant RWA conversion factor.
[6] Includes a $23 million derivative liability recognized in other liabilities in the Consolidated Balance Sheets, related to a notional amount of $134 million. The notional amount is based on the number of Visa Class B shares, 3.2 million, the conversion ratio from Class B shares to Class A shares, and the Class A share price at the derivative inception date of May 28, 2009. This derivative was established upon the sale of Class B shares in the second quarter of 2009 as discussed in Note 18, “Reinsurance Arrangements and Guarantees.”

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]

	Year Ended December 31, 2011
(Dollars in millions)	Amount of pre-tax gain/(loss) recognized in OCI on Derivatives (Effective Portion)	Classification of gain reclassified from AOCI into Income (Effective Portion)	Amount of pre-tax gain reclassified from AOCI into Income (Effective Portion) [1]
Derivatives in cash flow hedging relationships
Equity contracts hedging Securities AFS	($46)		$—
Interest rate contracts hedging Floating rate loans	730	Interest and fees on loans	423
Total	$684		$423
[1] During the year ended December 31, 2011, the Company also reclassified $202 million in pre-tax gains from AOCI into net interest income. These gains related to hedging relationships that have been previously terminated or de-designated.

	Year Ended December 31, 2011
(Dollars in millions)	Amount of gain on Derivatives recognized in Income	Amount of loss on related Hedged Items recognized in Income	Amount of loss recognized in Income on Hedges (Ineffective Portion)
Derivatives in fair value hedging relationships[1]
Interest rate contracts hedging Fixed rate debt	$51	($52)	($1)
[1] Amounts are recognized in trading income/(loss) in the Consolidated Statements of Income/(Loss).

(Dollars in millions)	Classification of gain/(loss) recognized in Income on Derivatives	Amount of gain/(loss) recognized in Income on Derivatives for the Year Ended December 31, 2011
Derivatives not designated as hedging instruments
Interest rate contracts covering:
Fixed rate debt	Trading income/(loss)	($5)
MSRs	Mortgage servicing related income	572
LHFS, IRLCs, LHFI-FV	Mortgage production related (loss)/income	(281)
Trading activity	Trading income/(loss)	113
Foreign exchange rate contracts covering:
Foreign-denominated debt and commercial loans	Trading income/(loss)	(4)
Trading activity	Trading income/(loss)	18
Credit contracts covering:
Loans	Trading income/(loss)	(1)
Other	Trading income/(loss)	15
Equity contracts - trading activity	Trading income/(loss)	(3)
Other contracts:
IRLCs	Mortgage production related (loss)/income	355
Total		$779

The impacts of derivatives on the Consolidated Statements of Income/(Loss) and the Consolidated Statements of Shareholders’ Equity for the year ended December 31, 2010 are presented below:

	Year Ended December 31, 2010
(Dollars in millions)	Amount of pre-tax gain recognized in OCI on Derivatives (Effective Portion)	Classification of gain reclassified from AOCI into Income (Effective Portion)	Amount of pre-tax gain reclassified from AOCI into Income (Effective Portion) [1]
Derivatives in cash flow hedging relationships
Equity contracts hedging Securities AFS	($101)		$—
Interest rate contracts hedging Floating rate loans	903	Interest and fees on loans	487
Total	$802		$487
[1] During the year ended December 31, 2010, the Company also reclassified $130 million in pre-tax gains from AOCI into net interest income. These gains related to hedging relationships that have been previously terminated or de-designated.

(Dollars in millions)	Classification of gain/(loss) recognized in Income on Derivatives	Amount of gain/(loss) recognized in Income on Derivatives for the Year Ended December 30, 2010
Derivatives not designated as hedging instruments
Interest rate contracts covering:
Fixed rate debt	Trading income/(loss)	($64)
Corporate bonds and loans	Trading income/(loss)	(1)
MSRs	Mortgage servicing related income	444
LHFS, IRLCs, LHFI-FV	Mortgage production related (loss)/income	(176)
Trading activity	Trading income/(loss)	304
Foreign exchange rate contracts covering:
Foreign-denominated debt and commercial loans	Trading income/(loss)	(94)
Trading activity	Trading income/(loss)	7
Credit contracts covering:
Loans	Trading income/(loss)	(2)
Trading activity	Trading income/(loss)	10
Equity contracts - trading activity	Trading income/(loss)	(53)
Other contracts:
IRLCs	Mortgage production related (loss)/income	392
Total		$767

The impacts of derivatives on the Consolidated Statements of Income/(Loss) and the Consolidated Statements of Shareholders’ Equity for the year ended December 31, 2009 are presented below:

	Year Ended December 31, 2009
(Dollars in millions)	Amount of pre-tax gain/(loss) recognized in OCI on Derivatives (Effective Portion)	Classification of gain/(loss) reclassified from AOCI into Income (Effective Portion)	Amount of pre-tax gain/(loss)reclassified from AOCI into Income (Effective Portion) [1]
Derivatives in cash flow hedging relationships
Equity contracts hedging Securities AFS	($296)		$—
Interest rate contracts hedging:
Floating rate loans	99	Interest and fees on loans	503
Floating rate CDs	(1)	Interest on deposits	(47)
Floating rate debt	—	Interest on long-term debt	(1)
Total	($198)		$455
[1] During the year ended December 31, 2009, the Company reclassified $31 million in pre-tax gains from AOCI into net interest income. These gains related to hedging relationships that have been previously terminated or de-designated.

(Dollars in millions)	Classification of gain/(loss) recognized in Income on Derivatives	Amount of gain/(loss) recognized in Income on Derivatives for the Year Ended December 31, 2009
Derivatives not designated as hedging instruments
Interest rate contracts covering:
Fixed rate debt	Trading income/(loss)	($61)
Corporate bonds and loans	Trading income/(loss)	7
MSRs	Mortgage servicing related income	(88)
LHFS, IRLCs, LHFI-FV	Mortgage production related (loss)/income	(75)
Trading activity	Trading income/(loss)	46
Foreign exchange rate contracts covering:
Foreign-denominated debt and commercial loans	Trading income/(loss)	72
Trading activity	Trading income/(loss)	(4)
Credit contracts covering:
Loans	Trading income/(loss)	(20)
Equity contracts - trading activity	Trading income/(loss)	23
Other contracts:
IRLCs	Mortgage production related (loss)/income	630
Trading activity	Trading income/(loss)	3
Total		$533

Reinsurance Arrangements and Guarantees (Tables)	12 Months Ended
Dec. 31, 2011
Guarantees [Abstract]
Schedule Of Remaining Outstanding Balance Of Loans Sold [Table Text Block]

	Remaining Outstanding Balance by Year of Sale
(Dollars in billions)	2005	2006	2007	2008	2009	2010	2011	Total
GSE[1]	$4.5	$5.4	$10.4	$11.1	$24.9	$14.2	$13.8	$84.3
Ginnie Mae[1]	0.7	0.5	0.6	2.7	5.7	4.1	3.1	17.4
Non-agency	4.0	5.8	4.6	—	—	—	—	14.4
Total	$9.2	$11.7	$15.6	$13.8	$30.6	$18.3	$16.9	$116.1

[1] Balances based on loans serviced by the Company.

Mortgage Loan Repurchase Losses

	Year Ended December 31
(Dollars in millions)	2011	2010	2009
Balance at beginning of period	$265	$200	$92
Repurchase provision	502	456	444
Charge-offs	(447)	(391)	(336)
Balance at end of period	$320	$265	$200

Fair Value Election and Measurement (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on a Recurring Basis

		Fair Value Measuements at December 31, 2011 Using
(Dollars in millions)	Assets/Liabilities	Quoted Prices In Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Trading assets:
U.S. Treasury securities	$144	$144	$—	$—
Federal agency securities	478	—	478	—
U.S. states and political subdivisions	54	—	54	—
MBS - agency	412	—	412	—
MBS - private	1	—	—	1
CDO/CLO securities	45	—	2	43
ABS	37	—	32	5
Corporate and other debt securities	344	—	344	—
CP	229	—	229	—
Equity securities	91	91	—	—
Derivative contracts	3,444	306	3,138	—
Trading loans	2,030	—	2,030	—
Gross trading assets	7,309	541	6,719	49
Offsetting collateral [1]	(1,030)
Total trading assets	6,279
Securities AFS:
U.S. Treasury securities	694	694	—	—
Federal agency securities	1,932	—	1,932	—
U.S. states and political subdivisions	454	—	396	58
MBS - agency	21,223	—	21,223	—
MBS - private	221	—	—	221
CDO/CLO securities	50	—	50	—
ABS	464	—	448	16
Corporate and other debt securities	51	—	46	5
Coke common stock	2,099	2,099	—	—
Other equity securities [2]	929	188	—	741
Total securities AFS	28,117	2,981	24,095	1,041
LHFS:
Residential loans	1,826	—	1,825	1
Corporate and other loans	315	—	315	—
Total LHFS	2,141	—	2,140	1
LHFI	433	—	—	433
MSRs	921	—	—	921
Other assets [3]	554	7	463	84
Liabilities
Trading liabilities:
U.S. Treasury securities	569	569	—	—
Corporate and other debt securities	77	—	77	—
Equity securities	37	37	—	—
Derivative contracts	2,293	174	1,930	189
Gross trading liabilities	2,976	780	2,007	189
Offsetting collateral [1]	(1,170)
Total trading liabilities	1,806
Brokered time deposits	1,018	—	1,018	—
Long-term debt	1,997	—	1,997	—
Other liabilities [3,4]	84	1	61	22
[1] Amount represents the cash collateral received from or deposited with derivative counterparties. Amount is offset with derivatives in the Consolidated Balance Sheets as of December 31, 2011.
[2]Includes at cost, $342 million of FHLB of Atlanta stock, $398 million of Federal Reserve Bank stock, and $187 million in mutual fund investments.
[3]These amounts include IRLCs and derivative financial instruments entered into by the Mortgage line of business to hedge its interest rate risk.
[4]These amounts include the derivative associated with the Company's sale of Visa shares during the year ended December 31, 2009.

		Fair Value Measurements at December 31, 2010 Using
(Dollars in millions)	Assets/Liabilities	Quoted Prices In Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Trading assets
U.S. Treasury securities	$187	$187	$—	$—
Federal agency securities	361	—	361	—
U.S. states and political subdivisions	123	—	123	—
MBS - agency	301	—	301	—
MBS - private	15	—	9	6
CDO/CLO securities	55	—	2	53
ABS	59	—	32	27
Corporate and other debt securities	743	—	743	—
CP	14	—	14	—
Equity securities	221	—	98	123
Derivative contracts	2,743	166	2,577	—
Trading loans	1,353	—	1,353	—
Total trading assets	6,175	353	5,613	209
Securities AFS
U.S. Treasury securities	5,516	5,516	—	—
Federal agency securities	1,895	—	1,895	—
U.S. states and political subdivisions	579	—	505	74
MBS - agency	14,358	—	14,358	—
MBS - private	347	—	—	347
CDO/CLO securities	50	—	50	—
ABS	808	—	788	20
Corporate and other debt securities	482	—	477	5
Coke common stock	1,973	1,973	—	—
Other equity securities [1]	887	—	197	690
Total securities AFS	26,895	7,489	18,270	1,136
LHFS
Residential loans	2,847	—	2,845	2
Corporate and other loans	321	—	316	5
Total LHFS	3,168	—	3,161	7
LHFI	492	—	—	492
MSRs	1,439	—	—	1,439
Other assets [2]	241	—	223	18
Liabilities
Trading liabilities
U.S. Treasury securities	439	439	—	—
Corporate and other debt securities	398	—	398	—
Derivative contracts	1,841	120	1,576	145
Total trading liabilities	2,678	559	1,974	145
Brokered time deposits	1,213	—	1,213	—
Long-term debt	2,837	—	2,837	—
Other liabilities [2,3]	114	—	72	42
[1] Includes at cost, $298 million of FHLB of Atlanta stock, $391 million of Federal Reserve Bank stock, and $197 million in mutual fund investments.
[2]These amounts include IRLCs and derivative financial instruments entered into by the Mortgage line of business to hedge its interest rate risk.
[3]These amounts include the derivative associated with the Company's sale of Visa shares during the year ended December 31, 2009.

Fair Value Option Elected, Difference Between the Aggregate Fair Value and the Aggregate Unpaid Principal Balance

(Dollars in millions)	Aggregate Fair Value December 31, 2011	Aggregate Unpaid Principal Balance under FVO December 31, 2011	Fair Value Over/(Under) Unpaid Principal
Trading loans	$2,030	$2,010	$20
LHFS	2,139	2,077	62
Past due loans of 90 days or more	1	1	—
Nonaccrual loans	1	8	(7)
LHFI	407	439	(32)
Past due loans of 90 days or more	1	2	(1)
Nonaccrual loans	25	48	(23)
Brokered time deposits	1,018	1,011	7
Long-term debt	1,997	1,901	96
(Dollars in millions)	Aggregate Fair Value December 31, 2010	Aggregate Unpaid Principal Balance under FVO December 31, 2010	Fair Value Over/(Under) Unpaid Principal
Trading loans	$1,353	$1,320	$33
LHFS	3,160	3,155	5
Past due loans of 90 days or more	2	2	—
Nonaccrual loans	6	25	(19)
LHFI	462	517	(55)
Past due loans of 90 days or more	2	4	(2)
Nonaccrual loans	28	54	(26)
Brokered time deposits	1,213	1,188	25
Long-term debt	2,837	2,753	84

Change in Fair Value of Financial Instruments for which the FVO has been Elected

	Fair Value Gain/(Loss) for the Year Ended December 31, 2011, for Items Measured at Fair Value Pursuant to Election of the FVO
(Dollars in millions)	Trading income/(loss)	Mortgage Production Related (Loss)/Income [1]	Mortgage Servicing Related Income	Total Changes in Fair Values Included in Current- Period Earnings [2]
Assets
Trading loans	$21	$—	$—	$21
LHFS	(10)	450	—	440
LHFI	3	11	—	14
MSRs	—	7	(733)	(726)
Liabilities
Brokered time deposits	32	—	—	32
Long-term debt	(12)	—	—	(12)
[1]For the year ended December 31, 2011, income related to LHFS includes $217 million related to MSRs recognized upon the sale of loans reported at fair value. For the year ended December 31, 2011, income related to MSRs includes $7 million of MSRs recognized upon the sale of loans reported at LOCOM. These MSRs are included in the table since the Company elected to report MSRs recognized in 2009 and beyond using the fair value method. Previously, MSRs were reported under the amortized cost method.
[2]Changes in fair value for the year ended December 31, 2011, exclude accrued interest for the periods then ended. Interest income or interest expense on trading loans, LHFS, LHFI, brokered time deposits and long-term debt that have been elected to be carried at fair value are recorded in interest income or interest expense in the Consolidated Statements of Income/(Loss) based on their contractual coupons.

	Fair Value Gain/(Loss) for the Year Ended December 31, 2010, for Items Measured at Fair Value Pursuant to Election of the FVO
(Dollars in millions)	Trading income/(loss)	Mortgage Production Related (Loss)/Income [1]	Mortgage Servicing Related Income	Total Changes in Fair Values Included in Current Period Earnings [2]
Assets
Trading loans	($3)	$—	$—	($3)
LHFS	26	568	—	594
LHFI	—	7	—	7
MSRs	—	15	(513)	(498)
Liabilities
Brokered time deposits	(62)	—	—	(62)
Long-term debt	(168)	—	—	(168)
[1]For the year ended December 31, 2010, income related to LHFS, includes $274 million related to MSRs recognized upon the sale of loans reported at fair value. For the year ended December 31, 2010, income related to MSRs includes $15 million of MSRs recognized upon the sale of loans reported at LOCOM. These MSRs are included in the table since the Company elected to report MSRs recognized in 2009 and beyond using the fair value method. Previously, MSRs were reported under the amortized cost method.
[2]Changes in fair value for the year ended December 31, 2010, exclude accrued interest for the periods then ended. Interest income or interest expense on trading loans, LHFS, LHFI, brokered time deposits and long-term debt that have been elected to be carried at fair value are recorded in interest income or interest expense in the Consolidated Statements of Income/(Loss) based on their contractual coupons.

	Fair Value Gain/(Loss) for the Year Ended December 31, 2009, for Items Measured at Fair Value Pursuant to Election of the FVO
(Dollars in millions)	Trading income/(loss)	Mortgage Production Related (Loss)/Income [1]	Mortgage Servicing Related Income	Total Changes in Fair Values Included in Current Period Earnings [2]
Assets
Trading loans	$3	$—	$—	$3
LHFS	2	625	—	627
LHFI	3	(1)	—	2
MSRs	—	17	66	83
Liabilities
Brokered time deposits	11	—	—	11
Long-term debt	(65)	—	—	(65)
[1]For the year ended December 31, 2009, income related to LHFS, includes $664 million related to MSRs recognized upon the sale of loans reported at fair value. For the year ended December 31, 2009, income related to MSRs includes $18 million of MSRs recognized upon the sale of loans reported at LOCOM. These MSRs are included in the table since the Company elected to report MSRs recognized in 2009 and beyond using the fair value method. Previously, MSRs were reported under the amortized cost method.
[2]Changes in fair value for the year ended December 31, 2009, exclude accrued interest for the periods then ended. Interest income or interest expense on trading loans, LHFS, LHFI, brokered time deposits and long-term debt that have been elected to be carried at fair value are recorded in interest income or interest expense in the Consolidated Statements of Income/(Loss) based on their contractual coupons.

Reconciliation of the Beginning and Ending Balances for Fair Valued Assets and Liabilities Measured on a Recurring Basis Using Significant Unobservable Inputs

	Fair Value Measurements Using Significant Unobservable Inputs
(Dollars in millions)	Beginning balance January 1, 2011	Included in earnings		OCI		Purchases	Sales	Settlements	Transfers to other balance sheet line items	Transfers into Level 3	Transfers out of Level 3	Fair value December 31, 2011	Included in earnings (held at December 31, 2011) [1]
Assets:
Trading assets:
MBS - private	$6	$1		$—		$—	($5)	($1)	$—		$—	$1	($1)
CDO/CLO securities	53	26	[2]	—		6	(21)	(1)	(20)		—	43	9	[2]
ABS	27	9		—		—	(31)	—				5	2
Equity securities	123	13		—		—	—	(136)	—		—	—	—
Total trading assets	209	49	[3]	—		6	(57)	(138)	(20)	—	—	49	10	[3]
Securities AFS:
U.S. states and political subdivisions	74	1		(2)		—	(4)	(11)				58	—
MBS - private	347	(8)		2		—	—	(71)	(49)			221	(6)
ABS	20	—		—		—	—	(4)			—	16	—
Corporate and other debt securities	5	—		—		—	—	—				5	—
Other equity securities	690	—		—		198	—	(147)				741	—
Total securities AFS	1,136	(7)	[4]	—		198	(4)	(233)	(49)	—	—	1,041	(6)	[4]
LHFS:
Residential loans	2	(1)	[5]	—		—	(18)	(1)	(1)	23	(3)	1	—
Corporate and other loans	5	(1)	[6]	—		—	—	(4)	—	—	—	—	—
LHFI	492	14	[7]	—		—	—	(59)	(13)	—	(1)	433	(1)	[7]
Other assets/(liabilities), net	(24)	349	[5]	—		—	—	8	(271)	—	—	62	—
Liabilities
Derivative contracts	(145)	2	[3]	(46)	[8]	—	—	—	—	—		(189)	2	[3]
[1] Change in unrealized gains/(losses) included in earnings during the period related to financial assets still held at December 31, 2011.
[2] Amounts included in earnings do not include losses accrued as a result of the ARS settlements discussed in Note 20, "Contingencies."
[3] Amounts included in earnings are recorded in trading income/(loss).
[4] Amounts included in earnings are recorded in net securities gains.
[5] Amounts included in earnings are net of issuances, fair value changes, and expirations and are recorded in mortgage production related (loss)/income.
[6] Amounts included in earnings are recorded in other noninterest income.
[7] Amounts are generally included in mortgage production related (loss)/income, however, the mark on certain fair value loans is included in trading income/(loss).
[8] Amount recorded in OCI is the effective portion of the cash flow hedges related to the Company’s probable forecasted sale of its shares of Coke common stock as discussed in Note 17, “Derivative Financial Instruments.”

	Fair Value Measurements Using Significant Unobservable Inputs
(Dollars in millions)	Beginning balance January 1, 2010	Included in earnings		OCI		Purchases, sales, issuances, settlements, maturities, paydowns, net	Transfers from/(to) other balance sheet line items	Transfers into Level 3	Transfers out of Level 3	Fair value December 31, 2010	Included in earnings (held at December 31, 2010) [1]
Assets
Trading assets:
U.S. states and political subdivisions	$7	$1		$—		($8)	$—	$—	$—	$—	$—
MBS - private	6	10		—		(36)	35	—	(9)	6	(1)
CDO/CLO securities	175	49	[2]	—		(109)	(60)	—	(2)	53	13	[2]
ABS	51	9		—		(3)	2	—	(32)	27	(2)
Equity securities	151	8		—		(36)	—	—	—	123	3
Total trading assets	390	77	[3]	—		(192)	(23)	—	(43)	209	13	[3]
Securities AFS:
U.S. states and political subdivisions	132	3		2		(63)	—	—	—	74	—
MBS - private	378	(2)		64		(93)	—	—	—	347	(2)
ABS	102	4		—		7	—	—	(93)	20	—
Corporate and other debt securities	5	—		—		—	—	—	—	5	—
Other equity securities	705	—		—		(15)	—	—	—	690	—
Total securities AFS	1,322	5	[4]	66		(164)	—	—	(93)	1,136	(2)	[4]
LHFS:
Residential loans	142	(4)	[5]	—		(89)	(118)	75	(4)	2	—
Corporate and other loans	9	(2)	[6]	—		(2)	—	—	—	5	(2)	[6]
LHFI	449	3	[7]	—		(57)	100	—	(3)	492	(5)	[7]
Other assets/(liabilities), net	(35)	392	[5]	—		17	(398)	—	—	(24)	—
Liabilities
Derivative contracts	(46)	2	[3]	(101)	[8]	—	—	—	—	(145)	2	[3]
[1] Change in unrealized gains/(losses) included in earnings for the period related to financial assets still held at December 31, 2010.
[2] Amounts included in earnings do not include losses accrued as a result of the ARS settlements discussed in Note 20, "Contingencies."
[3] Amounts included in earnings are recorded in trading income/(loss).
[4] Amounts included in earnings are recorded in net securities gains.
[5]Amounts included in earnings are net of issuances, fair value changes, and expirations and are recorded in mortgage production related (loss)/income.
[6] Amounts included in earnings are recorded in other noninterest income.
[7] Amounts are generally included in mortgage production related (loss)/income, however, the mark on certain fair value loans is included in trading income/(loss).
[8] Amount recorded in OCI is the effective portion of the cash flow hedges related to the Company’s probable forecasted sale of its shares of Coke stock as discussed in Note 17, “Derivative Financial Instruments.”

Change in Carrying Value of Assets Measured at Fair Value on a Non-Recurring Basis

		Fair Value Measurement at December 31, 2011, Using
(Dollars in millions)	Net Carrying Value	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Valuation Allowance
LHFS	$212	$—	$108	$104	$—
LHFI	72	—	—	72	(7)
OREO	479	—	372	107	(127)
Affordable Housing	324	—	—	324	—
Other Assets	45	—	24	21	(20)

		Fair Value Measurement at December 31, 2010, Using
(Dollars in millions)	Net Carrying Value	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Valuation Allowance
LHFS	$333	$—	$142	$191	$—
LHFI	85	—	—	85	(15)
OREO	596	—	553	43	(116)
Affordable Housing	357	—	—	357	—
Other Assets	130	—	90	40	(20)

Carrying Amounts and Fair Values of the Company's Financial Instruments

	2011			2010
(Dollars in millions)	Carrying Amount	Fair Value		Carrying Amount	Fair Value
Financial assets
Cash and cash equivalents	$4,509	$4,509	(a)	$5,378	$5,378	(a)
Trading assets	6,279	6,279	(b)	6,175	6,175	(b)
Securities AFS	28,117	28,117	(b)	26,895	26,895	(b)
LHFS	2,353	2,355	(c)	3,501	3,501	(c)
LHFI	122,495	122,495		115,975	115,975
Interest/credit adjustment on LHFI	(2,457)	(2,005)		(2,974)	(3,823)
LHFI, as adjusted for interest/credit risk	120,038	120,490	(d)	113,001	112,152	(d)
Market risk/liquidity adjustment on LHFI	—	(4,805)		—	(3,962)
LHFI, fully adjusted	$120,038	$115,685	(d)	$113,001	$108,190	(d)
Financial liabilities
Consumer and commercial deposits	$125,611	$125,963	(e)	$120,025	$120,368	(e)
Brokered time deposits	2,281	2,289	(f)	2,365	2,381	(f)
Foreign deposits	30	30	(f)	654	654	(f)
Short-term borrowings	11,466	11,466	(f)	5,821	5,815	(f)
Long-term debt	10,908	10,515	(f)	13,648	13,191	(f)
Trading liabilities	1,806	1,806	(b)	2,678	2,678	(b)

The following methods and assumptions were used by the Company in estimating the fair value of financial instruments:

(a)
Cash and cash equivalents are valued at their carrying amounts reported in the balance sheet, which are reasonable estimates of fair value due to the relatively short period to maturity of the instruments.

(b)
Securities AFS, trading assets, and trading liabilities that are classified as level 1 are valued based on quoted market prices. For those instruments classified as level 2 or 3, refer to the respective valuation discussions within this footnote.

(c)
LHFS are generally valued based on observable current market prices or, if quoted market prices are not available, on quoted market prices of similar instruments. In instances when significant valuation assumptions are not readily observable in the market, instruments are valued based on the best available data in order to approximate fair value. This data may be internally-developed and considers risk premiums that a market participant would require under then-current market conditions. Refer to the LHFS section within this footnote for further discussion of the LHFS carried at fair value.

(d)
LHFI fair values are based on a hypothetical exit price, which does not represent the estimated intrinsic value of the loan if held for investment. The assumptions used are expected to approximate those that a market participant purchasing the loans would use to value the loans, including a market risk premium and liquidity discount. Estimating the fair value of the loan portfolio when loan sales and trading markets are illiquid, or for certain loan types, nonexistent, requires significant judgment. Therefore, the estimated fair value can vary significantly depending on a market participant’s ultimate considerations and assumptions. The final value yields a market participant’s expected return on investment that is indicative of the current market conditions, but it does not take into consideration the Company’s estimated value from continuing to hold these loans or its lack of willingness to transact at these estimated values.

The Company estimated fair value based on estimated future cash flows discounted, initially, at current origination rates for loans with similar terms and credit quality, which derived an estimated value of 100% and 99% on the loan portfolio’s net carrying value as of December 31, 2011 and 2010, respectively. The value derived from origination rates likely does not represent an exit price; therefore, an incremental market risk and liquidity discount was subtracted from the initial value as of December 31, 2011 and 2010, respectively. The discounted value is a function of a market participant’s required yield in the current environment and is not a reflection of the expected cumulative losses on the loans. Loan prepayments are used to adjust future cash flows based on historical experience and prepayment model forecasts. The value of related accrued interest on loans approximates fair value; however, it is not included in the carrying amount or fair value of loans. The value of long-term customer relationships is not permitted under current U.S. GAAP to be included in the estimated fair value.

(e)
Deposit liabilities with no defined maturity such as DDAs, NOW/money market accounts, and savings accounts have a fair value equal to the amount payable on demand at the reporting date (i.e., their carrying amounts). Fair values for CDs are estimated using a discounted cash flow calculation that applies current interest rates to a schedule of aggregated expected maturities. The assumptions used in the discounted cash flow analysis are expected to approximate those that market participants would use in valuing deposits. The value of long-term relationships with depositors is not taken into account in estimating fair values.

(f)
Fair values for foreign deposits, certain brokered deposits, short-term borrowings, and certain long-term debt are based on quoted market prices for similar instruments or estimated using discounted cash flow analysis and the Company’s current incremental borrowing rates for similar types of instruments. For brokered deposits and long-term debt that the Company carries at fair value, refer to the respective valuation sections within this footnote.

Business Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2011
Business Segment Reporting

	Year ended December 31, 2011
(Dollars in millions)	Consumer Banking and Private Wealth Management	Wholesale Banking	Mortgage Banking	Corporate Other	Reconciling Items	Consolidated
Average total assets	$43,742	$62,310	$33,719	$31,368	$1,301	$172,440
Average total liabilities	77,308	55,202	3,838	15,603	(207)	151,744
Average total equity	—	—	—	—	20,696	20,696
Net interest income	$2,504	$1,638	$471	$495	($43)	$5,065
FTE adjustment	—	107	—	6	1	114
Net interest income - FTE [1]	2,504	1,745	471	501	(42)	5,179
Provision for credit losses [2]	722	625	693	—	(527)	1,513
Net interest income/(loss) after provision for credit losses	1,782	1,120	(222)	501	485	3,666
Total noninterest income	1,436	1,473	241	297	(26)	3,421
Total noninterest expense	2,784	2,161	1,206	111	(28)	6,234
Income/(loss) before provision/(benefit) for income taxes	434	432	(1,187)	687	487	853
Provision/(benefit) for income taxes [3]	159	68	(460)	235	191	193
Net income/(loss) including income attributable to noncontrolling interest	275	364	(727)	452	296	660
Net income attributable to noncontrolling interest	—	3	—	9	1	13
Net income/(loss)	$275	$361	($727)	$443	$295	$647

	Year ended December 31, 2010
(Dollars in millions)	Consumer Banking and Private Wealth Management	Wholesale Banking	Mortgage Banking	Corporate Other	Reconciling Items	Consolidated
Average total assets	$41,778	$62,394	$34,792	$32,587	$824	$172,375
Average total liabilities	74,888	51,951	4,031	18,775	(104)	149,541
Average total equity	—	—	—	—	22,834	22,834
Net interest income	$2,453	$1,470	$438	$456	$37	$4,854
FTE adjustment	—	106	—	10	—	116
Net interest income - FTE [1]	2,453	1,576	438	466	37	4,970
Provision for credit losses [2]	895	777	1,183	—	(204)	2,651
Net interest income/(loss) after provision for credit losses	1,558	799	(745)	466	241	2,319
Total noninterest income	1,466	1,515	521	257	(30)	3,729
Total noninterest expense	2,776	2,070	1,089	6	(30)	5,911
Income/(loss) before provision/(benefit) for income taxes	248	244	(1,313)	717	241	137
Provision/(benefit) for income taxes [3]	89	(5)	(500)	246	101	(69)
Net income/(loss) including income attributable to noncontrolling interest	159	249	(813)	471	140	206
Net income attributable to noncontrolling interest	—	8	1	9	(1)	17
Net income/(loss)	$159	$241	($814)	$462	$141	$189

	Year ended December 31, 2009
(Dollars in millions)	Consumer Banking and Private Wealth Management	Wholesale Banking	Mortgage Banking	Corporate Other	Reconciling Items	Consolidated
Average total assets	$42,990	$67,372	$37,296	26,546	$1,238	$175,442
Average total liabilities	72,462	47,535	3,944	29,069	146	153,156
Average total equity	—	—	—	—	22,286	22,286
Net interest income	$2,180	$1,433	$500	$409	($56)	$4,466
FTE adjustment	—	110	—	14	(1)	123
Net interest income - FTE [1]	2,180	1,543	500	423	(57)	4,589
Provision for credit losses [2]	1,132	980	1,125	1	826	4,064
Net interest income/(loss) after provision for credit losses	1,048	563	(625)	422	(883)	525
Total noninterest income	1,502	1,399	687	154	(32)	3,710
Total noninterest expense	2,826	2,217	1,412	138	(31)	6,562
Income/(loss) before provision/(benefit) for income taxes	(276)	(255)	(1,350)	438	(884)	(2,327)
Provision/(benefit) for income taxes [3]	(104)	(63)	(364)	90	(334)	(775)
Net income/(loss) including income attributable to noncontrolling interest	(172)	(192)	(986)	348	(550)	(1,552)
Net income attributable to noncontrolling interest	—	—	3	9	—	12
Net income/(loss)	($172)	($192)	($989)	$339	($550)	($1,564)
[1]Net interest income is FTE and is presented on a matched maturity funds transfer price basis for the segments.
[2]Provision for credit losses represents net charge-offs for the segments.
[3]Includes regular income tax provision/(benefit) and taxable-equivalent income adjustment reversal.

Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Income Loss Tax [Abstract]
Comprehensive Income

	Pre-tax Amount	Income Tax (Expense) Benefit	After-tax Amount
(Dollars in millions)
AOCI, January 1, 2009	$1,523	($542)	$981
Unrealized net gain on securities	529	(188)	341
Unrealized net loss on derivatives	(190)	59	(131)
Change related to employee benefit plans	394	(143)	251
Adoption of OTTI guidance	(12)	4	(8)
Reclassification adjustment for realized gains and losses on securities	(98)	38	(60)
Reclassification adjustment for realized gains and losses on derivatives	(485)	181	(304)
AOCI, December 31, 2009	1,661	(591)	1,070
Unrealized net gain on securities	770	(283)	487
Unrealized net gain on derivatives	802	(293)	509
Change related to employee benefit plans	106	(46)	60
Reclassification adjustment for realized gains and losses on securities	(191)	70	(121)
Reclassification adjustment for realized gains and losses on derivatives	(617)	228	(389)
AOCI, December 31, 2010	2,531	(915)	1,616
Unrealized net gain on securities	653	(242)	411
Unrealized net gain on derivatives	684	(253)	431
Change related to employee benefit plans	(382)	141	(241)
Reclassification adjustment for realized gains and losses on securities	(117)	43	(74)
Reclassification adjustment for realized gains and losses on derivatives	(625)	231	(394)
AOCI, December 31, 2011	$2,744	($995)	$1,749

Components of Accumulated Other Comprehensive Income

(Dollars in millions)	2011	2010	2009
Unrealized net gain on AFS securities	$1,863	$1,526	$1,160
Unrealized net gain on derivative financial instruments	569	532	412
Employee benefit plans	(683)	(442)	(502)
Total AOCI	$1,749	$1,616	$1,070

Other Noninterest Expense (Tables)	12 Months Ended
Dec. 31, 2011
Other Noninterest Expense [Abstract]
Components of Other Noninterest Expense

	Year Ended December 31
(Dollars in millions)	2011	2010	2009
Consulting and legal	$120	$84	$57
Other staff expense	95	55	51
Postage and delivery	81	83	84
Communications	63	64	67
Operating supplies	45	47	41
Mortgage reinsurance	28	27	115
Other expense	299	332	337
Total other noninterest expense	$731	$692	$752

SunTrust Banks, Inc. (Parent Company Only) Financial Information (Tables)	12 Months Ended
Dec. 31, 2011
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Statements of Income/(Loss) - Parent Company Only
Statements of Income/(Loss) - Parent Company Only

	Year Ended December 31
(Dollars in millions)	2011	2010	2009
Income
Dividends[1]	$29	$28	$14
Interest on loans	11	2	3
Trading income/(loss)	53	44	(2)
Other income	132	165	62
Total income	225	239	77
Expense
Interest on short-term borrowings	9	9	8
Interest on long-term debt	226	228	273
Employee compensation and benefits[2]	(7)	(13)	(46)
Service fees to subsidiaries	11	2	15
Potential mortgage servicing settlement and claims expense	120	—	—
Other expense	13	21	36
Total expense	372	247	286
Loss before income taxes and equity in undistributed income/(loss) of subsidiaries	(147)	(8)	(209)
Income tax benefit	49	12	97
(Loss)/income before equity in undistributed income/(loss) of subsidiaries	(98)	4	(112)
Equity in undistributed income/(loss) of subsidiaries	745	185	(1,452)
Net income/(loss)	647	189	(1,564)
Preferred dividends, Series A	(7)	(7)	(14)
Dividends and accretion of discount on preferred stock issued to the U.S. Treasury	(66)	(267)	(266)
Accelerated accretion associated with repurchase of preferred stock issued to the U.S. Treasury	(74)	—	—
Gain on repurchase of Series A preferred stock	—	—	94
Dividends and undistributed earnings allocated to unvested shares	(5)	(2)	17
Net income/(loss) available to common shareholders	$495	($87)	($1,733)
[1]Substantially all dividend income received from subsidiaries.
[2] Includes incentive compensation allocations between Parent Company and subsidiaries.

Balance Sheets - Parent Company Only
Balance Sheets - Parent Company Only

	December 31
(Dollars in millions)	2011	2010
Assets
Cash held at SunTrust Bank	$220	$1
Interest-bearing deposits held at other banks	19	19
Interest-bearing deposits held at SunTrust Bank	1,402	2,857
Cash and cash equivalents	1,641	2,877
Trading assets	93	207
Securities available for sale	324	4,717
Loans to subsidiaries	3,666	481
Investment in capital stock of subsidiaries stated on the basis of the Company’s equity in subsidiaries’ capital accounts:
Banking subsidiaries	21,783	20,631
Nonbanking subsidiaries	1,278	1,249
Goodwill	99	99
Other assets	397	324
Total assets	$29,281	$30,585
Liabilities and Shareholders’ Equity
Short-term borrowings:
Subsidiaries	$392	$284
Non-affiliated companies	1,710	1,355
Long-term debt:
Subsidiaries	160	160
Non-affiliated companies	6,294	4,978
Other liabilities	766	807
Total liabilities	9,322	7,584
Preferred stock	275	4,942
Common stock	550	515
Additional paid in capital	9,306	8,403
Retained earnings	8,978	8,542
Treasury stock, at cost, and other	(899)	(1,017)
AOCI, net of tax	1,749	1,616
Total shareholders’ equity	19,959	23,001
Total liabilities and shareholders’ equity	$29,281	$30,585

Statements of Cash Flow - Parent Company Only
Statements of Cash Flows - Parent Company Only

	Year Ended December 31
(Dollars in millions)	2011	2010	2009
Cash Flows from Operating Activities:
Net income/(loss)	$647	$189	($1,564)
Adjustments to reconcile net income/(loss) to net cash used in operating activities:
Equity in undistributed (income)/loss of subsidiaries	(745)	(185)	1,452
Depreciation, amortization and accretion	17	15	12
Potential mortgage servicing settlement and claims expense	120	—	—
Deferred income tax (benefit)/provision	(56)	(7)	23
Stock option compensation and amortization of restricted stock compensation	44	66	77
Net (gain)/loss on extinguishment of debt	(3)	1	32
Net securities gains	(92)	(38)	(7)
Net gain on sale of assets	—	(18)	—
Contributions to retirement plans	(8)	(8)	(26)
Net (increase)/decrease in other assets	(192)	38	50
Net increase in other liabilities	10	123	48
Net cash (used in)/provided by operating activities	(258)	176	97
Cash Flows from Investing Activities:
Proceeds from maturities, calls and repayments of securities available for sale	61	164	81
Proceeds from sales of securities available for sale	6,700	7,664	38
Purchases of securities available for sale	(2,374)	(7,737)	(5,540)
Proceeds from maturities, calls and repayments of trading securities	137	97	129
Proceeds from sales of trading securities	75	79	9
Purchases of trading securities	—	—	(87)
Net change in loans to subsidiaries	(3,185)	221	134
Capital contributions to subsidiaries	(250)	—	—
Sale of other assets	—	7	—
Other, net	—	15	2
Net cash provided by/(used in) investing activities	1,164	510	(5,234)
Cash Flows from Financing Activities:
Net increase in other short-term borrowings	463	5	444
Proceeds from the issuance of long-term debt	1,749	—	575
Repayment of long-term debt	(482)	(350)	(673)
Proceeds from the issuance of preferred stock	103	—	—
Proceeds from the issuance of common stock	1,017	—	1,830
Repurchase of preferred stock	(4,850)	—	(228)
Dividends paid	(131)	(259)	(329)
Purchase of outstanding warrants	(11)	—	—
Net cash (used in)/provided by financing activities	(2,142)	(604)	1,619
Net (decrease)/increase in cash and cash equivalents	(1,236)	82	(3,518)
Cash and cash equivalents at beginning of period	2,877	2,795	6,313
Cash and cash equivalents at end of period	$1,641	$2,877	$2,795
Supplemental Disclosures:
Income taxes (paid to)/received from subsidiaries	($2)	($338)	$125
Income taxes (paid)/received by Parent Company	(66)	406	(1)
Net income taxes (paid)/received by Parent Company	($68)	$68	$124
Interest paid	$246	$233	$275
Accretion of discount for preferred stock issued to the U.S. Treasury	80	25	23
Extinguishment of forward stock purchase contract	—	—	174
Gain on repurchase of Series A preferred stock	—	—	94
Noncash capital contribution to subsidiary	—	997	152

Acquisitions/Dispositions (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 Money Market Funds	Dec. 31, 2009 Martin Kelly Capital Management	Dec. 31, 2011 CSI Capital Management	Dec. 31, 2009 CSI Capital Management	Dec. 31, 2009 Epic Advisors, Inc.
Significant Acquisitions and Disposals [Line Items]
Description	Disposition of certain money market fund management business	Acquisition of assets of Martin Kelly Capital Management	Acquisition of certain additional assets of CSI Capital Management	Acquisition of certain assets of CSI Capital Management	Acquisition of assets of Epic Advisors, Inc.
Date	various	12/22/2009	5/9/2011	11/30/2009	4/1/2009
Cash or other consideration (paid)/received	$ 7	$ (2)	$ (19)	$ (3)	$ (2)
Goodwill	0	1	20	1	5
Other Intangibles	11	1	7	2	1
Gain/ (Loss)	$ 18	$ 0	$ 0	$ 0	$ 0
Comments		Goodwill and intangibles recorded are tax-deductible.	Goodwill and intangibles recorded are tax-deductible.	Goodwill and intangibles recorded are tax-deductible.	Goodwill and intangibles recorded are tax-deductible.

Securities Purchases Under Agreements to Resell (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Resale Agreement Counterparty [Line Items]
Resell agreements	$ 792	$ 1,100
Total funds sold and securities purchased under agreements to resell	$ 792	$ 1,058

Securities Purchased Under Agreements to Resell - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Resale Agreement Counterparty [Line Items]
Collateral percentage of underlying securities, minimum	95.00%
Collateral percentage of underlying securities, maximum	110.00%
Market value of collateral securities	$ 806	$ 1,100
Market value of collateral securities, repledged	$ 247	$ 165

Trading Assets and Liabilities - Fair Values of the Components of Trading Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Fair Value, Assets and Liabilities [Line Items]
Trading assets	$ 6,279		$ 6,175
Trading liabilities	1,806		2,678
US Treasury Securities
Fair Value, Assets and Liabilities [Line Items]
Trading assets	144		187
Trading liabilities	569		439
US Government Agencies Debt Securities
Fair Value, Assets and Liabilities [Line Items]
Trading assets	478		361
US States and Political Subdivisions Debt Securities
Fair Value, Assets and Liabilities [Line Items]
Trading assets	54		123
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises
Fair Value, Assets and Liabilities [Line Items]
Trading assets	412		301
Mortgage-backed Securities, Issued by Private Enterprises
Fair Value, Assets and Liabilities [Line Items]
Trading assets	1		15
Collateralized Debt Obligations
Fair Value, Assets and Liabilities [Line Items]
Trading assets	45		55
Asset-backed Securities
Fair Value, Assets and Liabilities [Line Items]
Trading assets	37		59
Corporate And Other Debt Securities
Fair Value, Assets and Liabilities [Line Items]
Trading assets	344		743
Trading liabilities	77		398
Commercial Paper
Fair Value, Assets and Liabilities [Line Items]
Trading assets	229		14
Equity Securities
Fair Value, Assets and Liabilities [Line Items]
Trading assets	91		221
Trading liabilities	37		0
Derivative Financial Instruments, Assets
Fair Value, Assets and Liabilities [Line Items]
Trading assets	2,414	[1]	2,743	[1]
Loans
Fair Value, Assets and Liabilities [Line Items]
Trading assets	2,030	[2]	1,353	[2]
Derivative Financial Instruments, Liabilities
Fair Value, Assets and Liabilities [Line Items]
Trading liabilities	$ 1,123	[1]	$ 1,841	[1]

[1]	The current year amount is offset with cash collateral received from or deposited with derivative counterparties when the derivative contracts are subject to ISDA master netting arrangements, due to resolution during the year of certain operational limitations. This presentation is in accordance with applicable accounting standards and applied prospectively.
[2]	Includes loans related to TRS.

Trading Assets and Liabilities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Repurchase agreements	$ (1,644)	$ (2,180)
Trading Assets
Trading assets and cash equivalents, pledged	770	823
Repurchase agreements	$ 747	$ (793)

Securities Available for Sale (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 25,170		$ 24,484
Unrealized Gains	2,989		2,534
Unrealized Losses	42		123
Fair Value	28,117		26,895
US Treasury Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	671		5,446
Unrealized Gains	23		115
Unrealized Losses	0		45
Fair Value	694		5,516
US Government Agencies Debt Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,843		1,883
Unrealized Gains	89		19
Unrealized Losses	0		7
Fair Value	1,932		1,895
US States and Political Subdivisions Debt Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	437		565
Unrealized Gains	21		17
Unrealized Losses	4		3
Fair Value	454		579
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	20,480		14,014
Unrealized Gains	743		372
Unrealized Losses	0		28
Fair Value	21,223		14,358
Mortgage-backed Securities, Issued by Private Enterprises
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	252		378
Unrealized Gains	0		3
Unrealized Losses	31		34
Fair Value	221		347
Collateralized Debt Obligations
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	50		50
Unrealized Gains	0		0
Unrealized Losses	0		0
Fair Value	50		50
Asset-backed Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	460		798
Unrealized Gains	11		15
Unrealized Losses	7		5
Fair Value	464		808
Corporate And Other Debt Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	49		464
Unrealized Gains	2		19
Unrealized Losses	0		1
Fair Value	51		482
Equity Securities, Coca Cola
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0		0
Unrealized Gains	2,099		1,973
Unrealized Losses	0		0
Fair Value	2,099		1,973
Equity Securities, Other
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	928	[1]	886	[1]
Unrealized Gains	1	[1]	1	[1]
Unrealized Losses	0	[1]	0	[1]
Fair Value	$ 929	[1]	$ 887	[1]

[1]	At December 31, 2011, other equity securities included the following securities at cost: $342 million in FHLB of Atlanta stock, $398 million in Federal Reserve Bank stock, and $187 million in mutual fund investments. At December 31, 2010, other equity securities included the following securities at cost: $298 million in FHLB of Atlanta stock, $391 million in Federal Reserve Bank stock, and $197 million in mutual fund investments.

Securities Available for Sale (Parenthetical) (Detail) (Equity Securities, Other, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Equity Securities, Other
Schedule of Available-for-sale Securities [Line Items]
Federal Home Loan Bank (FHLB) of Atlanta stock (par value)	$ 342	$ 298
Federal Reserve Bank stock (par value)	398	391
Mutual fund investments (par value)	$ 187	$ 197

Securities Available for Sale - Additional Information (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Apr. 30, 2009 Other Than Temporarily Impaired Securities [Member]	Dec. 31, 2011 Trading Assets	Dec. 31, 2010 Trading Assets	Dec. 31, 2011 Mortgage-backed Securities, Issued by Private Enterprises Other Than Temporarily Impaired Securities [Member]	Dec. 31, 2010 Mortgage-backed Securities, Issued by Private Enterprises Other Than Temporarily Impaired Securities [Member]	Dec. 31, 2009 Mortgage-backed Securities, Issued by Private Enterprises Other Than Temporarily Impaired Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Change on Net Income			$ 8,000,000
Fair value of pledged securities available for sale	9,100,000,000	6,900,000,000
Trading assets and cash equivalents, pledged				770,000,000	823,000,000
Repurchase agreements	1,644,000,000	2,180,000,000		(747,000,000)	793,000,000
Available for sale securities, fair market value						$ 167,000,000	$ 1,000,000	$ 311,000,000

Amortized Cost and Fair Value of Investments in Debt Securities by Estimated Average Life (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Distribution of Maturities: Amortized Cost, 1 Year or Less	$ 1,301
Distribution of Maturities: Amortized Cost, 1-5 Years	18,338
Distribution of Maturities: Amortized Cost, 5-10 Years	2,040
Distribution of Maturities: Amortized Cost, After 10 Years	2,563
Distribution of Maturities: Amortized Cost, Total	24,242
Distribution of Maturities: Fair Value, 1 Year or Less	1,349
Distribution of Maturities: Fair Value, 1-5 Years	19,012
Distribution of Maturities: Fair Value, 5-10 Years	2,124
Distribution of Maturities: Fair Value, After 10 Years	2,604
Distribution of Maturities: Fair Value, Total	25,089
US Treasury Securities
Distribution of Maturities: Amortized Cost, 1 Year or Less	9
Distribution of Maturities: Amortized Cost, 1-5 Years	212
Distribution of Maturities: Amortized Cost, 5-10 Years	450
Distribution of Maturities: Amortized Cost, After 10 Years	0
Distribution of Maturities: Amortized Cost, Total	671
Distribution of Maturities: Fair Value, 1 Year or Less	9
Distribution of Maturities: Fair Value, 1-5 Years	223
Distribution of Maturities: Fair Value, 5-10 Years	462
Distribution of Maturities: Fair Value, After 10 Years	0
Distribution of Maturities: Fair Value, Total	694
US Government Agencies Debt Securities
Distribution of Maturities: Amortized Cost, 1 Year or Less	88
Distribution of Maturities: Amortized Cost, 1-5 Years	1,620
Distribution of Maturities: Amortized Cost, 5-10 Years	80
Distribution of Maturities: Amortized Cost, After 10 Years	55
Distribution of Maturities: Amortized Cost, Total	1,843
Distribution of Maturities: Fair Value, 1 Year or Less	89
Distribution of Maturities: Fair Value, 1-5 Years	1,697
Distribution of Maturities: Fair Value, 5-10 Years	89
Distribution of Maturities: Fair Value, After 10 Years	57
Distribution of Maturities: Fair Value, Total	1,932
US States and Political Subdivisions Debt Securities
Distribution of Maturities: Amortized Cost, 1 Year or Less	135
Distribution of Maturities: Amortized Cost, 1-5 Years	223
Distribution of Maturities: Amortized Cost, 5-10 Years	22
Distribution of Maturities: Amortized Cost, After 10 Years	57
Distribution of Maturities: Amortized Cost, Total	437
Distribution of Maturities: Fair Value, 1 Year or Less	138
Distribution of Maturities: Fair Value, 1-5 Years	239
Distribution of Maturities: Fair Value, 5-10 Years	22
Distribution of Maturities: Fair Value, After 10 Years	55
Distribution of Maturities: Fair Value, Total	454
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises
Distribution of Maturities: Amortized Cost, 1 Year or Less	802
Distribution of Maturities: Amortized Cost, 1-5 Years	15,833
Distribution of Maturities: Amortized Cost, 5-10 Years	1,415
Distribution of Maturities: Amortized Cost, After 10 Years	2,430
Distribution of Maturities: Amortized Cost, Total	20,480
Distribution of Maturities: Fair Value, 1 Year or Less	840
Distribution of Maturities: Fair Value, 1-5 Years	16,434
Distribution of Maturities: Fair Value, 5-10 Years	1,478
Distribution of Maturities: Fair Value, After 10 Years	2,471
Distribution of Maturities: Fair Value, Total	21,223
Mortgage-backed Securities, Issued by Private Enterprises
Distribution of Maturities: Amortized Cost, 1 Year or Less	0
Distribution of Maturities: Amortized Cost, 1-5 Years	196
Distribution of Maturities: Amortized Cost, 5-10 Years	56
Distribution of Maturities: Amortized Cost, After 10 Years	0
Distribution of Maturities: Amortized Cost, Total	252
Distribution of Maturities: Fair Value, 1 Year or Less	0
Distribution of Maturities: Fair Value, 1-5 Years	167
Distribution of Maturities: Fair Value, 5-10 Years	54
Distribution of Maturities: Fair Value, After 10 Years	0
Distribution of Maturities: Fair Value, Total	221
Collateralized Debt Obligations
Distribution of Maturities: Amortized Cost, 1 Year or Less	0
Distribution of Maturities: Amortized Cost, 1-5 Years	50
Distribution of Maturities: Amortized Cost, 5-10 Years	0
Distribution of Maturities: Amortized Cost, After 10 Years	0
Distribution of Maturities: Amortized Cost, Total	50
Distribution of Maturities: Fair Value, 1 Year or Less	0
Distribution of Maturities: Fair Value, 1-5 Years	50
Distribution of Maturities: Fair Value, 5-10 Years	0
Distribution of Maturities: Fair Value, After 10 Years	0
Distribution of Maturities: Fair Value, Total	50
Asset-backed Securities
Distribution of Maturities: Amortized Cost, 1 Year or Less	260
Distribution of Maturities: Amortized Cost, 1-5 Years	200
Distribution of Maturities: Amortized Cost, 5-10 Years	0
Distribution of Maturities: Amortized Cost, After 10 Years	0
Distribution of Maturities: Amortized Cost, Total	460
Distribution of Maturities: Fair Value, 1 Year or Less	266
Distribution of Maturities: Fair Value, 1-5 Years	198
Distribution of Maturities: Fair Value, 5-10 Years	0
Distribution of Maturities: Fair Value, After 10 Years	0
Distribution of Maturities: Fair Value, Total	464
Corporate And Other Debt Securities
Distribution of Maturities: Amortized Cost, 1 Year or Less	7
Distribution of Maturities: Amortized Cost, 1-5 Years	4
Distribution of Maturities: Amortized Cost, 5-10 Years	17
Distribution of Maturities: Amortized Cost, After 10 Years	21
Distribution of Maturities: Amortized Cost, Total	49
Distribution of Maturities: Fair Value, 1 Year or Less	7
Distribution of Maturities: Fair Value, 1-5 Years	4
Distribution of Maturities: Fair Value, 5-10 Years	19
Distribution of Maturities: Fair Value, After 10 Years	21
Distribution of Maturities: Fair Value, Total	$ 51

Securities with Unrealized Losses (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Temporarily Impaired Securities
Investments, Unrealized Loss Position [Line Items]
Less than twelve months, Fair Value	$ 285		$ 6,996
Less than twelve months, Unrealized Losses	0		81
Twelve months or longer, Fair Value	40		69
Twelve months or longer, Unrealized Losses	9		10
Total, Fair Value	325		7,065
Total, Unrealized Losses	9		91
Temporarily Impaired Securities | US Treasury Securities
Investments, Unrealized Loss Position [Line Items]
Less than twelve months, Fair Value			2,010
Less than twelve months, Unrealized Losses			45
Twelve months or longer, Fair Value			0
Twelve months or longer, Unrealized Losses			0
Total, Fair Value			2,010
Total, Unrealized Losses			45
Temporarily Impaired Securities | US Government Agencies Debt Securities
Investments, Unrealized Loss Position [Line Items]
Less than twelve months, Fair Value	10		1,426
Less than twelve months, Unrealized Losses	0		7
Twelve months or longer, Fair Value	0		0
Twelve months or longer, Unrealized Losses	0		0
Total, Fair Value	10		1,426
Total, Unrealized Losses	0		7
Temporarily Impaired Securities | US States and Political Subdivisions Debt Securities
Investments, Unrealized Loss Position [Line Items]
Less than twelve months, Fair Value	1		45
Less than twelve months, Unrealized Losses	0		1
Twelve months or longer, Fair Value	28		35
Twelve months or longer, Unrealized Losses	4		2
Total, Fair Value	29		80
Total, Unrealized Losses	4		3
Temporarily Impaired Securities | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises
Investments, Unrealized Loss Position [Line Items]
Less than twelve months, Fair Value	224		3,497
Less than twelve months, Unrealized Losses	0		28
Twelve months or longer, Fair Value	1		0
Twelve months or longer, Unrealized Losses	0		0
Total, Fair Value	225		3,497
Total, Unrealized Losses	0		28
Temporarily Impaired Securities | Mortgage-backed Securities, Issued by Private Enterprises
Investments, Unrealized Loss Position [Line Items]
Less than twelve months, Fair Value			18
Less than twelve months, Unrealized Losses			0
Twelve months or longer, Fair Value			17
Twelve months or longer, Unrealized Losses			3
Total, Fair Value			35
Total, Unrealized Losses			3
Temporarily Impaired Securities | Collateralized Debt Obligations
Investments, Unrealized Loss Position [Line Items]
Less than twelve months, Fair Value	50
Less than twelve months, Unrealized Losses	0
Twelve months or longer, Fair Value	0
Twelve months or longer, Unrealized Losses	0
Total, Fair Value	50
Total, Unrealized Losses	0
Temporarily Impaired Securities | Asset-backed Securities
Investments, Unrealized Loss Position [Line Items]
Less than twelve months, Fair Value	0		0
Less than twelve months, Unrealized Losses	0		0
Twelve months or longer, Fair Value	11		14
Twelve months or longer, Unrealized Losses	5		4
Total, Fair Value	11		14
Total, Unrealized Losses	5		4
Temporarily Impaired Securities | Corporate And Other Debt Securities
Investments, Unrealized Loss Position [Line Items]
Less than twelve months, Fair Value			0
Less than twelve months, Unrealized Losses			0
Twelve months or longer, Fair Value			3
Twelve months or longer, Unrealized Losses			1
Total, Fair Value			3
Total, Unrealized Losses			1
Other Than Temporarily Impaired Securities [Member]
Investments, Unrealized Loss Position [Line Items]
Less than twelve months, Fair Value	16	[1]	4	[1]
Less than twelve months, Unrealized Losses	1	[1]	1	[1]
Twelve months or longer, Fair Value	209	[1]	286	[1]
Twelve months or longer, Unrealized Losses	32	[1]	31	[1]
Total, Fair Value	225	[1]	290	[1]
Total, Unrealized Losses	33	[1]	32	[1]
Other Than Temporarily Impaired Securities [Member] | Mortgage-backed Securities, Issued by Private Enterprises
Investments, Unrealized Loss Position [Line Items]
Less than twelve months, Fair Value	15	[1]	0	[1]
Less than twelve months, Unrealized Losses	1	[1]	0	[1]
Twelve months or longer, Fair Value	206	[1]	286	[1]
Twelve months or longer, Unrealized Losses	30	[1]	31	[1]
Total, Fair Value	221	[1]	286	[1]
Total, Unrealized Losses	31	[1]	31	[1]
Other Than Temporarily Impaired Securities [Member] | Asset-backed Securities
Investments, Unrealized Loss Position [Line Items]
Less than twelve months, Fair Value	1	[1]	4	[1]
Less than twelve months, Unrealized Losses	0	[1]	1	[1]
Twelve months or longer, Fair Value	3	[1]	0	[1]
Twelve months or longer, Unrealized Losses	2	[1]	0	[1]
Total, Fair Value	4	[1]	4	[1]
Total, Unrealized Losses	2	[1]	1	[1]
Impaired Securities
Investments, Unrealized Loss Position [Line Items]
Less than twelve months, Fair Value	301		7,000
Less than twelve months, Unrealized Losses	1		82
Twelve months or longer, Fair Value	249		355
Twelve months or longer, Unrealized Losses	41		41
Total, Fair Value	550		7,355
Total, Unrealized Losses	$ 42		$ 123

[1]	Includes OTTI securities for which credit losses have been recorded in earnings in current or prior periods.

Gross Realized Gains and Losses on Sales and OTTI on Securities Available for Sale (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Gross realized gains	$ 210	$ 210	$ 152
Gross realized losses	(87)	(17)	(34)
OTTI	(6)	(2)	(20)
Net securities gains	$ 117	$ 191	$ 98

OTTI Losses on Available for Sale Securities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Dividends On Certain Equity Securities	$ 56		$ 53		$ 49
Total OTTI losses	7		2		113
Portion of losses recognized in OCI (before taxes)	1		0		93
Net impairment losses recognized in earnings	6		2		20
Mortgage-backed Securities, Issued by Private Enterprises
Total OTTI losses	7		2		112
Portion of losses recognized in OCI (before taxes)	1	[1]	0	[1]	93	[1]
Net impairment losses recognized in earnings	6		2		19
Corporate Debt Securities [Member]
Total OTTI losses					1
Portion of losses recognized in OCI (before taxes)					0	[1]
Net impairment losses recognized in earnings					1
Other Than Temporarily Impaired Securities [Member] | Mortgage-backed Securities, Issued by Private Enterprises
Available for sale securities, fair market value	$ 167		$ 1		$ 311

[1]	The initial OTTI amount represents the excess of the amortized cost over the fair value of AFS debt securities. For subsequent impairments of the same security, amount represents additional declines in the fair value subsequent to the previously recorded OTTI, if applicable, until such time the security is no longer in an unrealized loss position.

Rollforward of Credit Losses Recognized in Earnings Related to Securities (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Beginning balance	$ 8	$ 20	$ 22	[1]
Additions/reductions	18	6	(2)	[2]
Increases in expected cash flows recognized over the remaining life of the securities		(1)
Credit impaired securities sold, matured or written off	(4)
Ending balance	$ 22 [1]	$ 25	$ 20

[1]	During the year ended December 31, 2009, the Company recognized $2 million of OTTI through earnings on debt securities in which no portion of the OTTI loss was included in OCI at any time during the period. OTTI related to these securities are excluded from this amount.
[2]	During the year ended December 31, 2010, the Company recognized $2 million of OTTI through earnings on debt securities in which no portion of the OTTI loss was included in OCI at any time during the period. OTTI related to these securities are excluded from this amount.

Rollforward of Credit Losses Recognized in Earnings Related to Securities (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Schedule of Available-for-sale Securities [Line Items]
Recognized OTTI on debt securities in which no portion of the OTTI loss remained in AOCI at any time during the period	$ 2	$ 2

Significant Inputs Considered in Determining the Measurement of Credit Losses Recognized in Earnings for Private Residential MBS (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Lower Limit
Schedule of Available-for-sale Securities [Line Items]
Current default rate	4.00%	2.00%	2.00%
Prepayment rate	12.00%	14.00%	6.00%
Loss severity	39.00%	37.00%	35.00%
Upper Limit
Schedule of Available-for-sale Securities [Line Items]
Current default rate	8.00%	7.00%	17.00%
Prepayment rate	22.00%	22.00%	21.00%
Loss severity	46.00%	46.00%	52.00%

Composition of the Company's Loan Portfolio (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	$ 122,495	[1]	$ 115,975	[1]
Loans Held for Sale	2,353	[2]	3,501	[2]
Commercial and Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	49,538		44,753
Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	5,094		6,167
Commercial Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	1,240		2,568
Residential Nonguaranteed
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	23,243	[3]	23,959	[3]
Home Equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	15,765		16,751
Residential Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	980		1,291
Consumer Other Direct
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	1,610	[4]	1,309	[4]
Consumer Indirect
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	10,165		9,499
Consumer Credit Card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	540		485
Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	55,872		53,488
Commercial Portfolio Segment | Commercial and Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	49,538		44,753
Commercial Portfolio Segment | Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	5,094		6,167
Commercial Portfolio Segment | Commercial Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	1,240		2,568
Residential Mortgage Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	46,660		46,521
Residential Mortgage Loans | Residential Guaranteed
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	6,672		4,520
Residential Mortgage Loans | Residential Nonguaranteed
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	23,243	[5]	23,959	[6]
Residential Mortgage Loans | Home Equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	15,765		16,751
Residential Mortgage Loans | Residential Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	980		1,291
Consumer Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	19,963		15,966
Consumer Portfolio Segment | Guaranteed Student Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	7,199		4,260
Consumer Portfolio Segment | Consumer Other Direct
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	2,059		1,722
Consumer Portfolio Segment | Consumer Indirect
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	10,165		9,499
Consumer Portfolio Segment | Consumer Credit Card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	540		485
Loans Held-for-Investment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	122,495		115,975
Loans Held-for-Investment | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	55,872		53,488
Loans Held-for-Investment | Commercial Portfolio Segment | Commercial and Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	49,538		44,753
Loans Held-for-Investment | Commercial Portfolio Segment | Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	5,094		6,167
Loans Held-for-Investment | Commercial Portfolio Segment | Commercial Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	1,240		2,568
Loans Held-for-Investment | Residential Mortgage Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	46,660		46,521
Loans Held-for-Investment | Residential Mortgage Loans | Residential Guaranteed
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	6,672		4,520
Loans Held-for-Investment | Residential Mortgage Loans | Residential Nonguaranteed
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	23,243	[7]	23,959	[7]
Loans Held-for-Investment | Residential Mortgage Loans | Home Equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	15,765		16,751
Loans Held-for-Investment | Residential Mortgage Loans | Residential Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	980		1,291
Loans Held-for-Investment | Consumer Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	19,963		15,966
Loans Held-for-Investment | Consumer Portfolio Segment | Guaranteed Student Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	7,199		4,260
Loans Held-for-Investment | Consumer Portfolio Segment | Consumer Other Direct
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	2,059		1,722
Loans Held-for-Investment | Consumer Portfolio Segment | Consumer Indirect
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	10,165		9,499
Loans Held-for-Investment | Consumer Portfolio Segment | Consumer Credit Card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	540		485
Loans Held-for-Sale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Held for Sale	$ 2,353		$ 3,501

[1]	Includes loans of consolidated VIEs $3,322 $2,869
[2]	Includes loans held for sale, at fair value, of consolidated VIEs $315 $316
[3]	Excludes $6.7 billion and $4.5 billion at December 31, 2011 and 2010, respectively, of guaranteed residential loans. At both December 31, 2011 and 2010, the majority of these loans had FICO scores of 700 and above.
[4]	Excludes $449 million and $413 million as of December 31, 2011 and 2010, respectively, of private-label student loans with third party insurance. At December 31, 2011 and 2010, the majority of these loans had FICO scores of 700 and above.
[5]	Includes $431 million of loans carried at fair value.
[6]	Includes $488 million of loans carried at fair value.
[7]	Includes $431 million and $488 million of loans carried at fair value at December 31, 2011 and 2010, respectively.

Composition of the Company's Loan Portfolio (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans carried at fair value	$ 433	[1]	$ 492	[1]
Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans carried at fair value	2		4
Residential Mortgage Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans carried at fair value	431		488
Residential Mortgage Loans | Residential Nonguaranteed
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans carried at fair value	$ 431		$ 488

[1]	Includes loans of consolidated VIEs $3,322 $2,869

Loans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010 years	Dec. 31, 2009	Jul. 02, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Pledged as Collateral	$ 51,400,000,000	$ 50,200,000,000
Line of Credit Facility, Current Borrowing Capacity	34,800,000,000	31,200,000,000
Advances from Federal Home Loan Banks	7,000,000,000	34,000,000
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Amount of Available, Unused Funds	1,800,000,000	6,100,000,000
Loans transferred from loans held for sale to loans	63,000,000	213,000,000	307,000,000
Financing Receivables, New Accounting Standard, Restructurings, Quantitative Effect of Adoption				93,000,000
Value of loans transferred from LHFI to LHFS	754,000,000	346,000,000	125,000,000
Loans held for investment sold	725,000,000	740,000,000
Gain on sale of loans held for investment	22,000,000	6,000,000
Commitments to lend additional funds to debtors owing receivables	5,000,000	15,000,000
Concentration of credit risk, maximum exposure, percentage of total loans	38.00%
Interest only period	10	10
Lower Limit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Minimum amount of modified loan in a TDR to evaluate individually for impairment	4,000,000
Guaranteed Student Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Student loan portfolio percentage	79.00%	77.00%
Accrual Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing TDRs included in impaired loan balances	2,600,000,000	2,500,000,000
Accruing TDRs current	93.00%	85.00%
Cross-Border Outstanding Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration of credit risk, maximum exposure	630,000,000	446,000,000
Residential Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration of credit risk, maximum exposure, percentage of total loans		40.00%
Concentration of credit risk, maximum exposure	46,700,000,000	46,500,000,000
Government guaranteed	14.00%	10.00%
Residential Mortgage | Risk Level, High
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration of credit risk, maximum exposure	14,700,000,000	16,100,000,000
Commitments to Extend Credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration of credit risk, maximum exposure	12,700,000,000	13,600,000,000
Loan Origination Commitments
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration of credit risk, maximum exposure	7,800,000,000	9,200,000,000
Interest Only Loans | Risk Level, High
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration of credit risk, maximum exposure	9,400,000,000	11,000,000,000
Interest Only Loans, High LTV First Lien and Junior Lien, With No Mortgage Insurance [Member] | Risk Level, High
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration of credit risk, maximum exposure	1,900,000,000	2,200,000,000
Amortizing Loans, High LTV First Lien and Junior Lien, With No Mortgage Insurance [Member] | Risk Level, High
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration of credit risk, maximum exposure	$ 5,300,000,000	$ 5,000,000,000

LHFI by Credit Quality Indicator (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	$ 122,495	[1]	$ 115,975	[1]
Commercial and Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	49,538		44,753
Commercial and Industrial | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	47,683		42,140
Commercial and Industrial | Criticized Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	1,507		2,029
Commercial and Industrial | Criticized Nonaccruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	348		584
Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	5,094		6,167
Commercial Real Estate | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	3,845		4,316
Commercial Real Estate | Criticized Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	961		1,509
Commercial Real Estate | Criticized Nonaccruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	288		342
Commercial Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	1,240		2,568
Commercial Construction | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	581		836
Commercial Construction | Criticized Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	369		771
Commercial Construction | Criticized Nonaccruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	290		961
Residential Nonguaranteed
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	23,243	[2]	23,959	[2]
Residential Nonguaranteed | FICO Score 700 and Above
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	16,139	[2]	15,920	[2]
Residential Nonguaranteed | FICO Score Between 620 and 699
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	4,132	[2]	4,457	[2]
Residential Nonguaranteed | FICO Score Below 620
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	2,972	[2],[3]	3,582	[2],[3]
Home Equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	15,765		16,751
Home Equity | FICO Score 700 and Above
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	11,084		11,673
Home Equity | FICO Score Between 620 and 699
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	2,903		2,897
Home Equity | FICO Score Below 620
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	1,778	[3]	2,181	[3]
Residential Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	980		1,291
Residential Construction | FICO Score 700 and Above
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	661		828
Residential Construction | FICO Score Between 620 and 699
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	202		258
Residential Construction | FICO Score Below 620
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	117	[3]	205	[3]
Consumer Other Direct
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	1,610	[4]	1,309	[4]
Consumer Other Direct | FICO Score 700 and Above
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	1,251	[4]	973	[4]
Consumer Other Direct | FICO Score Between 620 and 699
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	273	[4]	231	[4]
Consumer Other Direct | FICO Score Below 620
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	86	[3],[4]	105	[3],[4]
Consumer Indirect
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	10,165		9,499
Consumer Indirect | FICO Score 700 and Above
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	7,397		6,780
Consumer Indirect | FICO Score Between 620 and 699
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	1,990		1,799
Consumer Indirect | FICO Score Below 620
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	778	[3]	920	[3]
Consumer Credit Card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	540		485
Consumer Credit Card | FICO Score 700 and Above
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	347		258
Consumer Credit Card | FICO Score Between 620 and 699
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	142		149
Consumer Credit Card | FICO Score Below 620
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	$ 51	[3]	$ 78	[3]

[1]	Includes loans of consolidated VIEs $3,322 $2,869
[2]	Excludes $6.7 billion and $4.5 billion at December 31, 2011 and 2010, respectively, of guaranteed residential loans. At both December 31, 2011 and 2010, the majority of these loans had FICO scores of 700 and above.
[3]	For substantially all loans with refreshed FICO scores below 620, the borrower’s FICO score at the time of origination exceeded 620 but has since deteriorated as the loan has seasoned.
[4]	Excludes $449 million and $413 million as of December 31, 2011 and 2010, respectively, of private-label student loans with third party insurance. At December 31, 2011 and 2010, the majority of these loans had FICO scores of 700 and above.

LHFI by Credit Quality Indicator (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	$ 122,495	[1]	$ 115,975	[1]
Residential Nonguaranteed
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	23,243	[2]	23,959	[2]
Consumer Other Direct
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	1,610	[3]	1,309	[3]
Federally Guaranteed Residential Loans | Residential Nonguaranteed
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	6,700		4,500
Guaranteed Student Loans | Consumer Other Direct
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	$ 449		$ 413

[1]	Includes loans of consolidated VIEs $3,322 $2,869
[2]	Excludes $6.7 billion and $4.5 billion at December 31, 2011 and 2010, respectively, of guaranteed residential loans. At both December 31, 2011 and 2010, the majority of these loans had FICO scores of 700 and above.
[3]	Excludes $449 million and $413 million as of December 31, 2011 and 2010, respectively, of private-label student loans with third party insurance. At December 31, 2011 and 2010, the majority of these loans had FICO scores of 700 and above.

Payment Status for the LHFI Portfolio (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing Current	$ 116,015		$ 108,768
Accruing 30-89 Days Past Due	1,549		1,532
Accruing 90+ Days Past Due	2,028		1,565
Nonaccruing	2,903	[1]	4,110	[2]
Total	122,495	[3]	115,975	[3]
Commercial and Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	49,538		44,753
Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	5,094		6,167
Commercial Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	1,240		2,568
Residential Nonguaranteed
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	23,243	[4]	23,959	[4]
Home Equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	15,765		16,751
Residential Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	980		1,291
Consumer Other Direct
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	1,610	[5]	1,309	[5]
Consumer Indirect
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	10,165		9,499
Consumer Credit Card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	540		485
Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing Current	54,838		51,435
Accruing 30-89 Days Past Due	96		149
Accruing 90+ Days Past Due	12		17
Nonaccruing	926	[1]	1,887	[2]
Total	55,872		53,488
Commercial Portfolio Segment | Commercial and Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing Current	49,098		44,046
Accruing 30-89 Days Past Due	80		111
Accruing 90+ Days Past Due	12		12
Nonaccruing	348	[1]	584	[2]
Total	49,538		44,753
Commercial Portfolio Segment | Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing Current	4,797		5,794
Accruing 30-89 Days Past Due	9		27
Accruing 90+ Days Past Due	0		4
Nonaccruing	288	[1]	342	[2]
Total	5,094		6,167
Commercial Portfolio Segment | Commercial Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing Current	943		1,595
Accruing 30-89 Days Past Due	7		11
Accruing 90+ Days Past Due	0		1
Nonaccruing	290	[1]	961	[2]
Total	1,240		2,568
Residential Mortgage Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing Current	42,855		42,500
Accruing 30-89 Days Past Due	726		899
Accruing 90+ Days Past Due	1,129		934
Nonaccruing	1,950	[1]	2,188	[2]
Total	46,660		46,521
Residential Mortgage Loans | Residential Guaranteed
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing Current	5,394		3,469
Accruing 30-89 Days Past Due	176		167
Accruing 90+ Days Past Due	1,102		884
Nonaccruing	0	[1]	0	[2]
Total	6,672		4,520
Residential Mortgage Loans | Residential Nonguaranteed
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing Current	21,501	[6]	21,916	[7]
Accruing 30-89 Days Past Due	324	[6]	456	[7]
Accruing 90+ Days Past Due	26	[6]	44	[7]
Nonaccruing	1,392	[1],[6]	1,543	[2],[7]
Total	23,243	[6]	23,959	[7]
Residential Mortgage Loans | Home Equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing Current	15,223		16,162
Accruing 30-89 Days Past Due	204		234
Accruing 90+ Days Past Due	0		0
Nonaccruing	338	[1]	355	[2]
Total	15,765		16,751
Residential Mortgage Loans | Residential Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing Current	737		953
Accruing 30-89 Days Past Due	22		42
Accruing 90+ Days Past Due	1		6
Nonaccruing	220	[1]	290	[2]
Total	980		1,291
Consumer Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing Current	18,322		14,833
Accruing 30-89 Days Past Due	727		484
Accruing 90+ Days Past Due	887		614
Nonaccruing	27	[1]	35	[2]
Total	19,963		15,966
Consumer Portfolio Segment | Guaranteed Student Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing Current	5,690		3,281
Accruing 30-89 Days Past Due	640		383
Accruing 90+ Days Past Due	869		596
Nonaccruing	0	[1]	0	[2]
Total	7,199		4,260
Consumer Portfolio Segment | Consumer Other Direct
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing Current	2,032		1,692
Accruing 30-89 Days Past Due	14		15
Accruing 90+ Days Past Due	6		5
Nonaccruing	7	[1]	10	[2]
Total	2,059		1,722
Consumer Portfolio Segment | Consumer Indirect
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing Current	10,074		9,400
Accruing 30-89 Days Past Due	66		74
Accruing 90+ Days Past Due	5		0
Nonaccruing	20	[1]	25	[2]
Total	10,165		9,499
Consumer Portfolio Segment | Consumer Credit Card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing Current	526		460
Accruing 30-89 Days Past Due	7		12
Accruing 90+ Days Past Due	7		13
Nonaccruing	0	[1]	0	[2]
Total	$ 540		$ 485

[1]	Total nonaccruing loans past due 90 days or more totaled $2.3 billion. Nonaccruing loans past due fewer than 90 days include modified nonaccrual loans reported as TDRs.
[2]	Total nonaccruing loans past due 90 days or more totaled $3.3 billion. Nonaccruing loans past due fewer than 90 days include modified nonaccrual loans reported as TDRs.
[3]	Includes loans of consolidated VIEs $3,322 $2,869
[4]	Excludes $6.7 billion and $4.5 billion at December 31, 2011 and 2010, respectively, of guaranteed residential loans. At both December 31, 2011 and 2010, the majority of these loans had FICO scores of 700 and above.
[5]	Excludes $449 million and $413 million as of December 31, 2011 and 2010, respectively, of private-label student loans with third party insurance. At December 31, 2011 and 2010, the majority of these loans had FICO scores of 700 and above.
[6]	Includes $431 million of loans carried at fair value.
[7]	Includes $488 million of loans carried at fair value.

Payment Status for the LHFI Portfolio (Parenthetical) (Detail) (USD $)	Dec. 31, 2011		Dec. 31, 2010
Financing Receivable, Impaired [Line Items]
Loans carried at fair value	$ 433,000,000	[1]	$ 492,000,000	[1]
Nonaccruing 90 Plus Days Past Due	2,300,000,000		3,300,000,000
Commercial Portfolio Segment
Financing Receivable, Impaired [Line Items]
Loans carried at fair value	2,000,000		4,000,000
Residential Mortgage Loans
Financing Receivable, Impaired [Line Items]
Loans carried at fair value	431,000,000		488,000,000
Residential Mortgage Loans | Residential Nonguaranteed
Financing Receivable, Impaired [Line Items]
Loans carried at fair value	$ 431,000,000		$ 488,000,000

[1]	Includes loans of consolidated VIEs $3,322 $2,869

LHFI Considered Impaired (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	$ 4,150		$ 4,687
Amortized Cost	3,592	[1]	4,083	[2]
Related Allowance	448		605
Average Amortized Cost	3,751
Interest Income Recognized	132	[3]
Impaired Financing Receivables With No Related Allowance [Member] | Commercial Portfolio Segment
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	196		263
Amortized Cost	163	[1]	205	[2]
Related Allowance	0		0
Average Amortized Cost	212
Interest Income Recognized	5	[3]
Impaired Financing Receivables With No Related Allowance [Member] | Commercial Portfolio Segment | Commercial and Industrial
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	93		86
Amortized Cost	73	[1]	67	[2]
Related Allowance	0		0
Average Amortized Cost	109
Interest Income Recognized	3	[3]
Impaired Financing Receivables With No Related Allowance [Member] | Commercial Portfolio Segment | Commercial Real Estate
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	58		110
Amortized Cost	50	[1]	86	[2]
Related Allowance	0		0
Average Amortized Cost	56
Interest Income Recognized	1	[3]
Impaired Financing Receivables With No Related Allowance [Member] | Commercial Portfolio Segment | Commercial Construction
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	45		67
Amortized Cost	40	[1]	52	[2]
Related Allowance	0		0
Average Amortized Cost	47
Interest Income Recognized	1	[3]
Impaired Financing Receivables with Related Allowance [Member] | Commercial Portfolio Segment
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	319		899
Amortized Cost	249	[1]	701	[2]
Related Allowance	34		175
Average Amortized Cost	292
Interest Income Recognized	5	[3]
Impaired Financing Receivables with Related Allowance [Member] | Commercial Portfolio Segment | Commercial and Industrial
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	76		123
Amortized Cost	67	[1]	96	[2]
Related Allowance	9		18
Average Amortized Cost	68
Interest Income Recognized	1	[3]
Impaired Financing Receivables with Related Allowance [Member] | Commercial Portfolio Segment | Commercial Real Estate
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	111		103
Amortized Cost	82	[1]	81	[2]
Related Allowance	15		19
Average Amortized Cost	103
Interest Income Recognized	2	[3]
Impaired Financing Receivables with Related Allowance [Member] | Commercial Portfolio Segment | Commercial Construction
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	132		673
Amortized Cost	100	[1]	524	[2]
Related Allowance	10		138
Average Amortized Cost	121
Interest Income Recognized	2	[3]
Impaired Financing Receivables with Related Allowance [Member] | Residential Mortgage Loans
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	3,596		3,514
Amortized Cost	3,141	[1]	3,166	[2]
Related Allowance	405		428
Average Amortized Cost	3,208
Interest Income Recognized	119	[3]
Impaired Financing Receivables with Related Allowance [Member] | Residential Mortgage Loans | Residential Nonguaranteed
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	2,797		2,785
Amortized Cost	2,405	[1]	2,467	[2]
Related Allowance	293		309
Average Amortized Cost	2,451
Interest Income Recognized	88	[3]
Impaired Financing Receivables with Related Allowance [Member] | Residential Mortgage Loans | Home Equity
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	553		503
Amortized Cost	515	[1]	503	[2]
Related Allowance	86		93
Average Amortized Cost	528
Interest Income Recognized	23	[3]
Impaired Financing Receivables with Related Allowance [Member] | Residential Mortgage Loans | Residential Construction
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	246		226
Amortized Cost	221	[1]	196	[2]
Related Allowance	26		26
Average Amortized Cost	229
Interest Income Recognized	8	[3]
Impaired Financing Receivables with Related Allowance [Member] | Consumer Portfolio Segment
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	39
Amortized Cost	39	[1]
Related Allowance	9
Average Amortized Cost	39
Interest Income Recognized	3	[3]
Impaired Financing Receivables with Related Allowance [Member] | Consumer Portfolio Segment | Consumer Other Direct
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	12		11
Amortized Cost	12	[1]	11	[2]
Related Allowance	1		2
Average Amortized Cost	13
Interest Income Recognized	1	[3]
Impaired Financing Receivables with Related Allowance [Member] | Consumer Portfolio Segment | Consumer Credit Card
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	27
Amortized Cost	27	[1]
Related Allowance	8
Average Amortized Cost	26
Interest Income Recognized	$ 2	[3]

[1]	Amortized cost reflects charge-offs that have been recognized plus other amounts that have been applied to reduce the net book balance.
[2]	Amortized cost reflects charge-offs that have been recognized plus other amounts that have been applied to reduce net book balance.
[3]	Of the interest income recognized for the year ended December 31, 2011, cash basis interest income was $25 million.

LHFI Considered Impaired (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Cash basis interest income	$ 25

Nonperforming Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Nonaccrual/NPLs	$ 2,903	[1]	$ 4,110	[2]
OREO	479	[3]	596	[3]
Other repossessed assets	10		52
Total nonperforming assets	3,392		4,758
Commercial Portfolio Segment
Nonaccrual/NPLs	926	[1]	1,887	[2]
Commercial Portfolio Segment | Commercial and Industrial
Nonaccrual/NPLs	348	[1]	584	[2]
Commercial Portfolio Segment | Commercial Real Estate
Nonaccrual/NPLs	288	[1]	342	[2]
Commercial Portfolio Segment | Commercial Construction
Nonaccrual/NPLs	290	[1]	961	[2]
Residential Mortgage Loans
Nonaccrual/NPLs	1,950	[1]	2,188	[2]
Residential Mortgage Loans | Residential Nonguaranteed
Nonaccrual/NPLs	1,392	[1],[4]	1,543	[2],[5]
Residential Mortgage Loans | Home Equity
Nonaccrual/NPLs	338	[1]	355	[2]
Residential Mortgage Loans | Residential Construction
Nonaccrual/NPLs	220	[1]	290	[2]
Consumer Portfolio Segment
Nonaccrual/NPLs	27	[1]	35	[2]
Consumer Portfolio Segment | Consumer Other Direct
Nonaccrual/NPLs	7	[1]	10	[2]
Consumer Portfolio Segment | Consumer Indirect
Nonaccrual/NPLs	$ 20	[1]	$ 25	[2]

[1]	Total nonaccruing loans past due 90 days or more totaled $2.3 billion. Nonaccruing loans past due fewer than 90 days include modified nonaccrual loans reported as TDRs.
[2]	Total nonaccruing loans past due 90 days or more totaled $3.3 billion. Nonaccruing loans past due fewer than 90 days include modified nonaccrual loans reported as TDRs.
[3]	Does not include foreclosed real estate related to loans insured by the FHA or the VA. Proceeds due from the FHA and the VA are recorded as a receivable in other assets until the funds are received and the property is conveyed. The receivable amount related to proceeds due from the FHA or the VA totaled $132 million and $195 million at December 31, 2011 and 2010, respectively.
[4]	Includes $431 million of loans carried at fair value.
[5]	Includes $488 million of loans carried at fair value.

Nonperforming Assets (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Loans carried at fair value	$ 433	[1]	$ 492	[1]
Federal Housing Administration Loan
OREO	132		195
Commercial Portfolio Segment
Loans carried at fair value	2		4
Residential Mortgage Loans
Loans carried at fair value	431		488
Residential Mortgage Loans | Residential Nonguaranteed
Loans carried at fair value	$ 431		$ 488

[1]	Includes loans of consolidated VIEs $3,322 $2,869

Loans TDR Modifications (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 contracts
Financing Receivable, Modifications [Line Items]
PrincipalForgivenessRestructuringImpact	$ 14
Financing Receivable, Amount Restructured During Period, Rate Mod and/or Term Extension	81	[1]
Financing Receivable, Amount Restructured During Period, Other Concessions Granted	458	[2]
Financing Receivable, Amount Restructured During Period, Term Extension and/or Other Concessions Granted	220
total modifications	759
Financing Receivable, Restructured During Period, Number Of Contracts	6,111
Financing Receivable, Restructured, Payment Default During Peiriod, Number of Contracts	886
Financing Receivable, Restructured, Payment Default During Period, Amortized Cost at Default	136
Commercial Portfolio Segment [Member] | Commercial and Industrial [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Amount Restructured During Period, Rate Mod and/or Term Extension	26	[1]
Financing Receivable, Amount Restructured During Period, Other Concessions Granted	28	[2]
Financing Receivable, Amount Restructured During Period, Term Extension and/or Other Concessions Granted	47
total modifications	101
Financing Receivable, Restructured During Period, Number Of Contracts	466
Financing Receivable, Restructured, Payment Default During Peiriod, Number of Contracts	51
Financing Receivable, Restructured, Payment Default During Period, Amortized Cost at Default	10
Commercial Portfolio Segment [Member] | Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Amount Restructured During Period, Rate Mod and/or Term Extension	35	[1]
Financing Receivable, Amount Restructured During Period, Other Concessions Granted	25	[2]
Financing Receivable, Amount Restructured During Period, Term Extension and/or Other Concessions Granted	14
total modifications	74
Financing Receivable, Restructured During Period, Number Of Contracts	40
Financing Receivable, Restructured, Payment Default During Peiriod, Number of Contracts	10
Financing Receivable, Restructured, Payment Default During Period, Amortized Cost at Default	17
Commercial Portfolio Segment [Member] | Commercial Construction [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Amount Restructured During Period, Rate Mod and/or Term Extension	20	[1]
Financing Receivable, Amount Restructured During Period, Other Concessions Granted	8	[2]
Financing Receivable, Amount Restructured During Period, Term Extension and/or Other Concessions Granted	77
total modifications	105
Financing Receivable, Restructured During Period, Number Of Contracts	49
Financing Receivable, Restructured, Payment Default During Peiriod, Number of Contracts	23
Financing Receivable, Restructured, Payment Default During Period, Amortized Cost at Default	15
Residential Portfolio Segment [Member] | Residential Nonguaranteed [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Amount Restructured During Period, Rate Mod and/or Term Extension	0	[1]
Financing Receivable, Amount Restructured During Period, Other Concessions Granted	238	[2]
Financing Receivable, Amount Restructured During Period, Term Extension and/or Other Concessions Granted	26
total modifications	264
Financing Receivable, Restructured During Period, Number Of Contracts	1,018
Financing Receivable, Restructured, Payment Default During Peiriod, Number of Contracts	271
Financing Receivable, Restructured, Payment Default During Period, Amortized Cost at Default	75
Residential Portfolio Segment [Member] | Home Equity [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Amount Restructured During Period, Rate Mod and/or Term Extension	0	[1]
Financing Receivable, Amount Restructured During Period, Other Concessions Granted	130	[2]
Financing Receivable, Amount Restructured During Period, Term Extension and/or Other Concessions Granted	6
total modifications	136
Financing Receivable, Restructured During Period, Number Of Contracts	1,701
Financing Receivable, Restructured, Payment Default During Peiriod, Number of Contracts	127
Financing Receivable, Restructured, Payment Default During Period, Amortized Cost at Default	13
Residential Portfolio Segment [Member] | Residential Construction [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Amount Restructured During Period, Rate Mod and/or Term Extension	0	[1]
Financing Receivable, Amount Restructured During Period, Other Concessions Granted	16	[2]
Financing Receivable, Amount Restructured During Period, Term Extension and/or Other Concessions Granted	46
total modifications	62
Financing Receivable, Restructured During Period, Number Of Contracts	421
Financing Receivable, Restructured, Payment Default During Peiriod, Number of Contracts	25
Financing Receivable, Restructured, Payment Default During Period, Amortized Cost at Default	3
Consumer Portfolio Segment [Member] | Consumer Other Direct [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Amount Restructured During Period, Rate Mod and/or Term Extension	0	[1]
Financing Receivable, Amount Restructured During Period, Other Concessions Granted	0	[2]
Financing Receivable, Amount Restructured During Period, Term Extension and/or Other Concessions Granted	4
total modifications	4
Financing Receivable, Restructured During Period, Number Of Contracts	80
Financing Receivable, Restructured, Payment Default During Peiriod, Number of Contracts	2
Financing Receivable, Restructured, Payment Default During Period, Amortized Cost at Default	0
Consumer Portfolio Segment [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Amount Restructured During Period, Rate Mod and/or Term Extension	0	[1]
Financing Receivable, Amount Restructured During Period, Other Concessions Granted	13	[2]
Financing Receivable, Amount Restructured During Period, Term Extension and/or Other Concessions Granted	0
total modifications	13
Financing Receivable, Restructured During Period, Number Of Contracts	2,336
Financing Receivable, Restructured, Payment Default During Peiriod, Number of Contracts	377
Financing Receivable, Restructured, Payment Default During Period, Amortized Cost at Default	$ 3

[1]	Restructured loans which had forgiveness of amounts contractually due under the terms of the loan typically have had multiple concessions including rate modifications and/or term extensions. The total amount of charge-offs associated with principal forgiveness for the Commercial segment during the year ended December 31, 2011 was $14 million, substantially all of which related to Commercial construction. There was no principal forgiveness for Residential or Consumer loans during the year ended December 31, 2011.
[2]	Restructured loans which had a modification of the loan's contractual interest rate may also have had an extension of the loan's contractual maturity date and/or other concessions. The financial effect of modifying the interest rate on the loans modified as a TDR was immaterial to the financial statements during the year ended December 31, 2011.

Loans Troubled Debt Restructurings (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Jul. 02, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables, New Accounting Standard, Restructurings, Quantitative Effect of Adoption		$ 93
Financing Receivable, Restructured, Payment Default, Related Allowance Amount	$ 4

Activity in the Allowance for Credit Losses (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Allowance for Loan and Lease Losses, Loans Consolidated			$ 1
Components:
Balance at beginning of period	3,032		3,235		2,379
Provision for loan losses	1,523		2,708		4,007
Benefit for unfunded commitments	(10)	[1]	(57)	[1]	87	[1]
Loan charge-offs	(2,241)		(3,018)		(3,398)
Loan recoveries	201		163		160
Balance at end of period	2,505		3,032		3,235
ALLL	2,457		2,974		3,120
Unfunded commitments reserve	48	[2]	58	[2]	115	[2]
Allowance for credit losses	$ 2,505		$ 3,032		$ 3,235

[1]	Beginning in the fourth quarter of 2009, the Company recognized the (benefit)/provision for unfunded commitments within the provision for credit losses in the Consolidated Statements of Income/(Loss). Considering the immateriality of this provision prior to the fourth quarter of 2009, the (benefit)/provision for unfunded commitments remains classified within other noninterest expense in the Consolidated Statements of Income/(Loss).
[2]	The unfunded commitments reserve is separately recognized in other liabilities in the Consolidated Balance Sheets.

Activity in the ALLL by segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for Loan and Lease Losses, Loans Consolidated		$ 1
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period	2,974	3,120
Provision for loan losses	1,523	2,708	4,007
Loan charge-offs	(2,241)	(3,018)	(3,398)
Loan recoveries	201	163	160
Balance at end of period	2,457	2,974	3,120
Commercial Portfolio Segment
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period	1,303	1,353
Provision for loan losses	324	938
Loan charge-offs	(803)	(1,087)
Loan recoveries	140	99
Balance at end of period	964	1,303
Residential Mortgage Loans
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period	1,498	1,592
Provision for loan losses	1,113	1,622
Loan charge-offs	(1,275)	(1,736)
Loan recoveries	18	20
Balance at end of period	1,354	1,498
Consumer Portfolio Segment
Allowance for Loan and Lease Losses, Loans Consolidated		1
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period	173	175
Provision for loan losses	86	148
Loan charge-offs	(163)	(195)
Loan recoveries	43	44
Balance at end of period	$ 139	$ 173

Loans Held for Investment portfolio and Related Allowance for Loan and Lease Losses (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Individually evaluated	$ 3,592		$ 4,083
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	448		605
Collectively evaluated	118,470		111,400
Total evaluated	122,062		115,483
Loans carried at fair value	433	[1]	492	[1]
Total	122,495	[1]	115,975	[1]
Individually evaluated	448		605
Collectively evaluated	2,009		2,369
Total evaluated	2,457		2,974
Total LHFI	2,457		2,974		3,120
Commercial Portfolio Segment
Individually evaluated	412		906
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	34		175
Collectively evaluated	55,458		52,578
Total evaluated	55,870		53,484
Loans carried at fair value	2		4
Total	55,872		53,488
Individually evaluated	34		175
Collectively evaluated	930		1,128
Total evaluated	964		1,303
Total LHFI	964		1,303		1,353
Residential Mortgage Loans
Individually evaluated	3,141		3,166
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	405		428
Collectively evaluated	43,088		42,867
Total evaluated	46,229		46,033
Loans carried at fair value	431		488
Total	46,660		46,521
Individually evaluated	405		428
Collectively evaluated	949		1,070
Total evaluated	1,354		1,498
Total LHFI	1,354		1,498		1,592
Consumer Portfolio Segment
Individually evaluated	39		11
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	9		2
Collectively evaluated	19,924		15,955
Total evaluated	19,963		15,966
Loans carried at fair value	0		0
Total	19,963		15,966
Individually evaluated	9		2
Collectively evaluated	130		171
Total evaluated	139		173
Total LHFI	$ 139		$ 173		$ 175

[1]	Includes loans of consolidated VIEs $3,322 $2,869

Premises and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Land (Member)	Dec. 31, 2011 Building and Building Improvements years	Dec. 31, 2011 Leasehold Improvements years	Dec. 31, 2011 Furniture and Fixtures years
Property, Plant and Equipment [Line Items]
Useful life			Indefinite
Useful life (in years), minimum				2	1	1
Useful life (in years), maximum				40	30	20
Land	$ 358	$ 353
Buildings and improvements	1,033	1,008
Leasehold improvements	580	577
Furniture and equipment	1,322	1,385
Construction in progress	105	168
Property, Plant and Equipment, Gross, Total	3,398	3,491
Less accumulated depreciation and amortization	1,834	1,871
Total premises and equipment	$ 1,564	$ 1,620

Premises and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net premises and equipment	$ 1,564	$ 1,620
Aggregate rent expense (principally for offices), including contingent rent expense and sublease income	184	179	171
Depreciation and amortization	181	177	182
Capital Lease Obligations
Net premises and equipment	$ 7	$ 7

Premises and Equipment - Capital and Noncancelable Operating Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Leases Disclosure [Line Items]
2012	$ 214
2013	205
2014	194
2015	177
2016	169
Thereafter	509
Total minimum lease payments	1,468
2012	2
2013	2
2014	2
2015	2
2016	2
Thereafter	6
Total minimum lease payments	16
Amounts representing interest	4
Present value of net minimum lease payments	$ 12

Goodwill and Other Intangible Assets - Changes in the Carrying Amount of Goodwill by Reportable Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Beginning balance	$ 6,323	$ 6,319
Intersegment transfers		0
Contingent consideration	1	4
Purchase of the assets of asset management business	20
Ending balance	6,344	6,323
Retail and Commercial Segment
Beginning balance	0	5,739
Intersegment transfers		(5,739)
Contingent consideration	0	0
Purchase of the assets of asset management business	0
Ending balance	0	0
Retail Banking
Beginning balance	4,854	0
Intersegment transfers		4,854
Contingent consideration	0	0
Purchase of the assets of asset management business	0
Ending balance	4,854	4,854
Diversified Commercial Banking
Beginning balance	928	0
Intersegment transfers		928
Contingent consideration	0	0
Purchase of the assets of asset management business	0
Ending balance	928	928
Corporate and Investment Banking Segment
Beginning balance	180	223
Intersegment transfers		(43)
Contingent consideration	0	0
Purchase of the assets of asset management business	0
Ending balance	180	180
Wealth and Investment Management Segment
Beginning balance	361	357
Intersegment transfers		0
Contingent consideration	1	4
Purchase of the assets of asset management business	20
Ending balance	$ 382	$ 361

Goodwill and Other Intangible Assets - Changes in the Carrying Amounts of Other Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Beginning Balance	$ 1,571		$ 1,711
Designated at fair value (transfers from amortized cost)			0
Amortization	(43)		(50)
MSRs originated	224		289
Sale of MSRs	(9)		(22)
Due to fair value election			145
Changes in fair value:
Due to changes in inputs or assumptions	(533)	[1]	(275)	[1]
Other changes in fair value	(200)	[2]	(238)	[2]
Other	7		11
Ending Balance	1,017		1,571
Core Deposits
Beginning Balance	67		104
Designated at fair value (transfers from amortized cost)			0
Amortization	(29)		(37)
MSRs originated	0		0
Sale of MSRs	0		0
Due to fair value election			0
Changes in fair value:
Due to changes in inputs or assumptions	0	[1]	0	[1]
Other changes in fair value	0	[2]	0	[2]
Other	0		0
Ending Balance	38		67
Mortgage Servicing Rights, Amortized Cost
Beginning Balance	0		604
Designated at fair value (transfers from amortized cost)			(604)
Amortization	0		0
MSRs originated	0		0
Sale of MSRs	0		0
Due to fair value election			0
Changes in fair value:
Due to changes in inputs or assumptions	0	[1]	0	[1]
Other changes in fair value	0	[2]	0	[2]
Other	0		0
Ending Balance	0		0
Mortgage Servicing Rights, Fair Value
Beginning Balance	1,439		936
Designated at fair value (transfers from amortized cost)			604
Amortization	0		0
MSRs originated	224		289
Sale of MSRs	(9)		(22)
Due to fair value election			145
Changes in fair value:
Due to changes in inputs or assumptions	(533)	[1]	(275)	[1]
Other changes in fair value	(200)	[2]	(238)	[2]
Other	0		0
Ending Balance	921		1,439
Other Intangible Assets
Beginning Balance	65		67
Designated at fair value (transfers from amortized cost)			0
Amortization	(14)		(13)
MSRs originated	0		0
Sale of MSRs	0		0
Due to fair value election			0
Changes in fair value:
Due to changes in inputs or assumptions	0	[1]	0	[1]
Other changes in fair value	0	[2]	0	[2]
Other	7		11
Ending Balance	$ 58		$ 65

[1]	Primarily reflects changes in discount rates and prepayment speed assumptions, due to changes in interest rates.
[2]	Represents changes due to the collection of expected cash flows, net of accretion, due to the passage of time.

Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
change in amount of loans serviced for third parties	(7.00%)
Mortgage servicing related income	$ 224,000,000	$ 358,000,000	$ 330,000,000
change in fair value due to adverse change in prepayment speeds, percent	80.00%
Mortgage Servicing Rights
Mortgage servicing related income	364,000,000	399,000,000	354,000,000
Total unpaid principal amount of mortgaged loans serviced	157,800,000,000	167,200,000,000	178,900,000,000
Included in these amounts of loans serviced for third parties	124,100,000,000	134,100,000,000	146,700,000,000
Residential mortgage loans sold	$ 2,300,000,000
Branch Banking Reporting Unit [Member]
Goodwill Reporting Unit, Fair Value Exceeds Carrying Value Percent Amount	12.00%
Diversified Commercial Banking Reporting Unit [Member]
Goodwill Reporting Unit, Fair Value Exceeds Carrying Value Percent Amount	27.00%
Corporate and Investment Banking Reporting Unit [Member]
Goodwill Reporting Unit, Fair Value Exceeds Carrying Value Percent Amount	36.00%
Wealth and Investment Management Reporting Unit [Member]
Goodwill Reporting Unit, Fair Value Exceeds Carrying Value Percent Amount	150.00%

Goodwill and Other Intangible Assets - Summary of the Key Characteristics, Inputs, and Economic Assumptions Used to Estimate the Fair Value of the Company's MSRs (Detail) (Estimate of Fair Value, Fair Value Disclosure, USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Estimate of Fair Value, Fair Value Disclosure
Fair value of retained MSRs	$ 921	$ 1,439
Prepayment rate assumption (annual)	20.00%	12.00%
Decline in fair value from 10% adverse change	52	50
Decline in fair value from 20% adverse change	98	95
Discount rate (annual)	11.00%	12.00%
Decline in fair value from 10% adverse change	33	68
Decline in fair value from 20% adverse change	$ 63	$ 130
Weighted-average life (in years)	4.3	6.2
Weighted-average coupon	5.20%	5.40%

Goodwill and Other Intangible Assets - Estimated Amortization Expense for Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
2012	$ 34
2013	24
2014	13
2015	8
2016	5
Thereafter	12
Total	96
Core Deposits [Member]
2012	21
2013	13
2014	4
2015	0
2016	0
Thereafter	0
Total	38
Other [Member]
2012	13
2013	11
2014	9
2015	8
2016	5
Thereafter	12
Total	$ 58

Other Short-Term Borrowings (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Short-term Debt [Line Items]
Other short-term borrowings balance	$ 8,983	$ 2,690
Federal Home Loan Bank Advances [Member]
Short-term Debt [Line Items]
Other short-term borrowings balance	7,000	0
Short-term Debt, Weighted Average Interest Rate	0.14%	0.00%
Other short-term borrowings rates	0.14%	0.00%
Master Notes
Short-term Debt [Line Items]
Other short-term borrowings balance	1,710	1,355
Short-term Debt, Weighted Average Interest Rate	0.40%	0.40%
Other short-term borrowings rates	0.40%	0.40%
Dealer Collateral
Short-term Debt [Line Items]
Other short-term borrowings balance	265	1,005
Short-term Debt, Percentage Bearing Variable Interest Rate
U.S. government notes
Short-term Debt [Line Items]
Other short-term borrowings balance	0	124
Short-term Debt, Weighted Average Interest Rate	0.00%	0.00%
Other short-term borrowings rates	0.00%	0.00%
Commercial Paper
Short-term Debt [Line Items]
Other short-term borrowings balance	0	99
Short-term Debt, Weighted Average Interest Rate	0.00%	0.51%
Other short-term borrowings rates	0.00%	0.51%
Federal Funds Purchased
Short-term Debt [Line Items]
Other short-term borrowings balance	0	75
Short-term Debt, Weighted Average Interest Rate	0.00%	0.35%
Other short-term borrowings rates	0.00%	0.35%
Other Short-term Borrowings
Short-term Debt [Line Items]
Other short-term borrowings balance	$ 8	$ 32
Short-term Debt, Weighted Average Interest Rate	2.70%
Other short-term borrowings rates	2.70%
Short-term Debt, Percentage Bearing Variable Interest Rate

Other Short-Term Borrowings - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Debt Disclosure [Line Items]
Other short-term borrowings, average balances	$ 3.5	$ 3
Other short-term borrowings, maximum outstanding amounts	9	4.9
Federal Reserve
Debt Disclosure [Line Items]
Available borrowing capacity	$ 19.5

Certain Transfers of Financial Assets and Variable Interest Entities - Additional Information (Detail) (USD $)	12 Months Ended								12 Months Ended					12 Months Ended								12 Months Ended				12 Months Ended				12 Months Ended				3 Months Ended	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2010 Variable Interest Entity, Not Primary Beneficiary [Member] Retained Interest [Member]	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary day	Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary	Dec. 31, 2011 Residential Mortgage Variable Interest Entity, Not Primary Beneficiary [Member]	Dec. 31, 2010 Residential Mortgage Variable Interest Entity, Not Primary Beneficiary [Member]	Dec. 31, 2009 Residential Mortgage Variable Interest Entity, Not Primary Beneficiary [Member]	Dec. 31, 2010 Residential Mortgage Variable Interest Entity, Not Primary Beneficiary [Member] Pricing Service [Member]	Dec. 31, 2010 Residential Mortgage Variable Interest Entity, Not Primary Beneficiary [Member] Subordinate Interests [Member]	Dec. 31, 2007 Commercial and Corporate Loans [Member] Variable Interest Entity, Not Primary Beneficiary [Member]	Dec. 31, 2011 Commercial and Corporate Loans [Member] Variable Interest Entity, Not Primary Beneficiary [Member]	Dec. 31, 2010 Commercial and Corporate Loans [Member] Variable Interest Entity, Not Primary Beneficiary [Member]	Dec. 31, 2011 Commercial and Corporate Loans [Member] Variable Interest Entity, Not Primary Beneficiary [Member] Preference Shares	Dec. 31, 2010 Commercial and Corporate Loans [Member] Variable Interest Entity, Not Primary Beneficiary [Member] Preference Shares	Dec. 31, 2011 Commercial and Corporate Loans [Member] Variable Interest Entity, Primary Beneficiary	Dec. 31, 2010 Commercial and Corporate Loans [Member] Variable Interest Entity, Primary Beneficiary	Jan. 02, 2010 Commercial and Corporate Loans [Member] Variable Interest Entity, Primary Beneficiary	Dec. 31, 2011 Student Loans Variable Interest Entity, Primary Beneficiary	Dec. 31, 2010 Student Loans Variable Interest Entity, Primary Beneficiary	Sep. 30, 2010 Student Loans Variable Interest Entity, Primary Beneficiary	Dec. 31, 2011 Student Loans Variable Interest Entity, Primary Beneficiary Upper Limit	Dec. 31, 2011 Collateralized Debt Obligations Variable Interest Entity, Not Primary Beneficiary [Member]	Dec. 31, 2010 Collateralized Debt Obligations Variable Interest Entity, Not Primary Beneficiary [Member]	Dec. 31, 2011 Collateralized Debt Obligations Variable Interest Entity, Not Primary Beneficiary [Member] Trading Assets	Dec. 31, 2010 Collateralized Debt Obligations Variable Interest Entity, Not Primary Beneficiary [Member] Trading Assets	Dec. 31, 2011 Collateralized Debt Obligations Variable Interest Entity, Not Primary Beneficiary [Member] Upper Limit	Dec. 31, 2010 Collateralized Debt Obligations Variable Interest Entity, Not Primary Beneficiary [Member] Upper Limit	Dec. 31, 2011 Collateralized Debt Obligations Variable Interest Entity, Not Primary Beneficiary [Member] Lower Limit	Dec. 31, 2010 Collateralized Debt Obligations Variable Interest Entity, Not Primary Beneficiary [Member] Lower Limit	Dec. 31, 2011 Three Pillars [Member] Variable Interest Entity, Primary Beneficiary years	Dec. 31, 2011 Three Pillars [Member] Variable Interest Entity, Primary Beneficiary years	Dec. 31, 2010 Three Pillars [Member] Variable Interest Entity, Primary Beneficiary years	Dec. 31, 2009 Three Pillars [Member] Variable Interest Entity, Primary Beneficiary	Dec. 31, 2011 Three Pillars [Member] Variable Interest Entity, Primary Beneficiary Receivables	Dec. 31, 2010 Three Pillars [Member] Variable Interest Entity, Primary Beneficiary Receivables	Dec. 31, 2011 Three Pillars [Member] Variable Interest Entity, Primary Beneficiary Trade Accounts Receivable [Member]	Dec. 31, 2010 Three Pillars [Member] Variable Interest Entity, Primary Beneficiary Trade Accounts Receivable [Member]	Dec. 31, 2011 Three Pillars [Member] Variable Interest Entity, Primary Beneficiary Loans Receivable [Member]	Dec. 31, 2010 Three Pillars [Member] Variable Interest Entity, Primary Beneficiary Loans Receivable [Member]	Dec. 31, 2011 Three Pillars [Member] Variable Interest Entity, Primary Beneficiary Commercial Portfolio Segment	Dec. 31, 2010 Three Pillars [Member] Variable Interest Entity, Primary Beneficiary Commercial Portfolio Segment	Dec. 31, 2011 Three Pillars [Member] Variable Interest Entity, Primary Beneficiary Upper Limit years	Dec. 31, 2011 Three Pillars [Member] Variable Interest Entity, Primary Beneficiary Lower Limit years	Dec. 31, 2011 Total Return Swap Variable Interest Entity, Not Primary Beneficiary [Member]	Dec. 31, 2010 Total Return Swap Variable Interest Entity, Not Primary Beneficiary [Member]	Dec. 31, 2011 Community Development Investments [Member] General Partner [Member]	Dec. 31, 2010 Community Development Investments [Member] General Partner [Member]	Dec. 31, 2011 Community Development Investments [Member] Partnership [Member]	Dec. 31, 2010 Community Development Investments [Member] Partnership [Member]	Dec. 31, 2011 Community Development Investments [Member] Variable Interest Entity, Not Primary Beneficiary [Member]	Dec. 31, 2010 Community Development Investments [Member] Variable Interest Entity, Not Primary Beneficiary [Member]	Dec. 31, 2011 Community Development Investments [Member] Variable Interest Entity, Not Primary Beneficiary [Member] Limited Partner	Dec. 31, 2010 Community Development Investments [Member] Variable Interest Entity, Not Primary Beneficiary [Member] Limited Partner	Dec. 31, 2011 Ridgeworth Fund Variable Interest Entity, Not Primary Beneficiary [Member]	Dec. 31, 2010 Ridgeworth Fund Variable Interest Entity, Not Primary Beneficiary [Member]
Funding commitments extended by Three Pillars to its customers, almost all of which renew annually																																		$ 4,100,000,000	$ 4,100,000,000	$ 4,100,000,000		$ 2,900,000,000	$ 2,400,000,000
Loans and Leases Receivable, Gain (Loss) on Sales, Net									397,000,000	588,000,000	707,000,000
Transferor's Interests in Transferred Financial Assets, Fair Value						13,000,000			104,000,000	193,000,000		175,000,000	18,000,000															43,000,000	29,000,000
Total assets	176,859,000,000		172,874,000,000						529,000,000	651,000,000					2,000,000,000	2,100,000,000	2,000,000	2,000,000			307,000,000			490,000,000		1,200,000,000	1,300,000,000																	2,900,000,000	2,400,000,000					5,000,000	8,000,000	360,000,000	394,000,000	1,200,000,000	1,100,000,000			1,100,000,000	1,900,000,000
Total liabilities	156,793,000,000		149,744,000,000												1,900,000,000	2,000,000,000					279,000,000			490,000,000																										1,000,000	1,000,000	107,000,000	123,000,000
Sale of corporate loans to multi-seller commercial paper conduits														1,900,000,000
The Company completed a structured sale of corporate loans to multi-seller commercial paper conduits, which are VIEs administered by unrelated third parties, from which it retained a residual interest in the pool of loans transferred, percent														3.00%
Loans Receivable, Net																			315,000,000	316,000,000		438,000,000	479,000,000
Long-term Debt	10,908,000,000	[1]	13,648,000,000	[1]			722,000,000	764,000,000											289,000,000	290,000,000		433,000,000	474,000,000
Recourse to the federal government																						To the extent that losses occur on the SPE’s assets, the SPE has recourse to the federal government as the guarantor up to a maximum guarantee amount of 97%.
Government guarantee																									97.00%
The weighted average remaining lives of the Company's retained interests, approximating (years)																										22
Assumed discount rate in valuing securities, over LIBOR																														12.00%	16.00%	8.00%	14.00%
Declines in fair values for the total retained interests due to 20% adverse changes in the discount rate																										8,000,000	5,000,000					14,000,000
Servicing fees received by the Company	224,000,000		358,000,000		330,000,000
Allowance for loan losses on consolidated loans																																												1,700,000,000
Total Fee Revenue																																			65,000,000	68,000,000	59,000,000
Commercial paper issued																																				99,000,000
Assets supporting those commitments have a weighted average life (years)																																		2.8	2.8	2.3
Initial terms																																														3	1
The majority of the commitments that have been originated by companies operating across a number of industries which collateralize, percent of the outstanding commitments																																								40.00%	48.00%	20.00%	14.00%
Transactions structured to minimum implied credit and underwriting risk																																		Each transaction added to Three Pillars is typically structured to a minimum implied A/A2 rating according to established credit and underwriting policies
Weighted average lives (days)							15
Minimum tangible net worth allowed for a period of 15 days																																		5,000	5,000
Credit enhancement requirements as a percent of aggregate commitments of Three Pillars																																		10.00%	10.00%
Other assets	6,159,000,000		7,814,000,000																																																			68,000,000	62,000,000	194,000,000	202,000,000
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure, Amount																																		4,300,000,000	4,300,000,000	4,200,000,000																		108,000,000	80,000,000	472,000,000	458,000,000
Loans issued by the Company to the limited partnerships																																																								249,000,000	222,000,000
Senior financing outstanding to VIEs	6,279,000,000		6,175,000,000																																													1,700,000,000	972,000,000
VIEs had entered into TRS contracts with the Company with outstanding notional amounts																																																1,600,000,000	969,000,000
Derivative asset positions																																																20,000,000	34,000,000
Derivative liability positions																																																$ 17,000,000	$ 32,000,000

[1]	Includes debt of consolidated VIEs ($289 and $290 at fair value at December 31, 2011 and 2010, respectively) $722 $764

Asset Transfers in Which the Company has Continuing Economic Involvement (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended																			12 Months Ended										12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2011 Residential Mortgage	Dec. 31, 2010 Residential Mortgage	Dec. 31, 2009 Residential Mortgage	Dec. 31, 2011 Commercial and Corporate Loans [Member]	Dec. 31, 2010 Commercial and Corporate Loans [Member]	Dec. 31, 2009 Commercial and Corporate Loans [Member]	Dec. 31, 2011 Consumer Loan	Dec. 31, 2010 Consumer Loan	Dec. 31, 2009 Consumer Loan	Dec. 31, 2011 Collateralized Debt Obligations	Dec. 31, 2010 Collateralized Debt Obligations	Dec. 31, 2009 Collateralized Debt Obligations	Dec. 31, 2011 Variable Interest Entity, Not Primary Beneficiary [Member] Community Development Investments [Member]	Dec. 31, 2010 Variable Interest Entity, Not Primary Beneficiary [Member] Community Development Investments [Member]	Dec. 31, 2011 Variable Interest Entity, Not Primary Beneficiary [Member] Residential Mortgage	Dec. 31, 2010 Variable Interest Entity, Not Primary Beneficiary [Member] Residential Mortgage	Dec. 31, 2009 Variable Interest Entity, Not Primary Beneficiary [Member] Residential Mortgage	Dec. 31, 2011 Variable Interest Entity, Not Primary Beneficiary [Member] Commercial and Corporate Loans [Member]	Dec. 31, 2010 Variable Interest Entity, Not Primary Beneficiary [Member] Commercial and Corporate Loans [Member]	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary	Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary Commercial and Corporate Loans [Member]	Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary Commercial and Corporate Loans [Member]	Jan. 02, 2010 Variable Interest Entity, Primary Beneficiary Commercial and Corporate Loans [Member]	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary Three Pillars [Member]	Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary Three Pillars [Member]	Dec. 31, 2009 Variable Interest Entity, Primary Beneficiary Three Pillars [Member]	Dec. 31, 2010 Pricing Service [Member] Variable Interest Entity, Not Primary Beneficiary [Member] Residential Mortgage	Dec. 31, 2010 Subordinate Interests [Member] Variable Interest Entity, Not Primary Beneficiary [Member] Residential Mortgage	Dec. 31, 2010 Retained Interest [Member] Variable Interest Entity, Not Primary Beneficiary [Member]	Dec. 31, 2011 General Partner [Member] Community Development Investments [Member]	Dec. 31, 2010 General Partner [Member] Community Development Investments [Member]
Other assets	$ 6,159		$ 7,814															$ 68	$ 62
Total assets	176,859		172,874															1,200	1,100	529	651		2,000	2,100					307							5	8
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure, Amount																		108	80											4,300	4,200
Total Fee Revenue																														65	68	59
Loans Receivable, Net																											315	316
Transferor's Interests in Transferred Financial Assets, Fair Value																				104	193												175	18	13
Loans and Leases Receivable, Gain (Loss) on Sales, Net																				397	588	707
Cash flows on interests held	51		80		106	48	66	94	1	4	2	0	8	7	2	2	3
Servicing or management fees	13		17		17	3	4	5	10	12	11	0	1	1	0	0	0
Long-term Debt	$ 10,908	[1]	$ 13,648	[1]																					$ 722	$ 764	$ 289	$ 290

[1]	Includes debt of consolidated VIEs ($289 and $290 at fair value at December 31, 2011 and 2010, respectively) $722 $764

Portfolio Balances and Delinquency Balances Based on 90 days or more Past Due and Net Charge-Offs Related to Managed Portfolio Loans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Principal Balance	$ 238,815		$ 238,648
Past Due	8,284		9,216
Net Charge-offs	2,090		2,923
Loans
Principal Balance	122,495		115,975
Past Due	4,931		5,675
Net Charge-offs	2,040		2,855
Loans | Commercial Portfolio Segment
Principal Balance	55,872		53,488
Past Due	938		1,904
Net Charge-offs	663		988
Loans | Residential Mortgage Loans
Principal Balance	46,660		46,521
Past Due	3,079		3,122
Net Charge-offs	1,257		1,716
Loans | Consumer Portfolio Segment
Principal Balance	19,963		15,966
Past Due	914		649
Net Charge-offs	120		151
Managed Securitized Loans | Commercial Portfolio Segment
Principal Balance	1,978		2,244
Past Due	43		44
Net Charge-offs	0		22
Managed Securitized Loans | Residential Mortgage Loans
Principal Balance	114,342		120,429
Past Due	3,310	[1]	3,497	[1]
Net Charge-offs	$ 50		$ 46

[1]	Excludes loans that have completed the foreclosure or short sale process (i.e., involuntary prepayments).

Long-Term Debt and Contractual Commitments Long-Term Debt (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Mar. 31, 2011
Long-term Debt	$ 10,908	[1]	$ 13,648	[1]
Debt Instrument, Interest Rate, Stated Percentage						3.60%
Net (gain)/loss on extinguishment of debt	(3)		70		39
Debt Denominated in Foreign Currency [Member]
Long-term Debt	460		1,500
Government Guaranteed Debt Under The Temporary Liquidity Guarantee Program [Member]
Long-term Debt	576		2,700
Parent Company [Member]
Total Parent Company (excluding intercompany of $160 as of December 31, 2010 and 2009)	6,294		4,978
Net (gain)/loss on extinguishment of debt	(3)		1		32
Intercompany debt	160		0
Parent Company [Member] | Fixed Interest Rate Debt [Member]
Senior Notes, Noncurrent	2,719	[2]	922	[2]
Subordinated Long-term Debt, Noncurrent	200		200
Junior Subordinated Notes, Noncurrent	1,197		1,693
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Parent Company [Member] | Fixed Interest Rate Debt [Member] | Senior Loans [Member]
Long-term debt	448		460
Parent Company [Member] | Fixed Interest Rate Debt [Member] | Junior Subordinated Debt [Member] | Lower Limit
Debt Instrument, Interest Rate, Stated Percentage	6.10%
Parent Company [Member] | Fixed Interest Rate Debt [Member] | Junior Subordinated Debt [Member] | Upper Limit
Debt Instrument, Interest Rate, Stated Percentage			7.88%
Parent Company [Member] | Fixed Interest Rate Debt [Member] | Senior, Fixed Rate [Member] | Lower Limit
Debt Instrument, Interest Rate, Stated Percentage	3.25%
Parent Company [Member] | Fixed Interest Rate Debt [Member] | Senior, Fixed Rate [Member] | Upper Limit
Debt Instrument, Interest Rate, Stated Percentage			6.00%
Parent Company [Member] | Senior, Variable Rate [Member] | Senior Loans [Member] | Lower Limit
Debt Instrument, Interest Rate, Stated Percentage	0.58%
Parent Company [Member] | Senior, Variable Rate [Member] | Senior Loans [Member] | Upper Limit
Debt Instrument, Interest Rate, Stated Percentage			3.00%
Parent Company [Member] | Variable Rate Debt [Member]
Senior Notes, Noncurrent	1,527		1,512
Junior Subordinated Notes, Noncurrent	651		651
Parent Company [Member] | Variable Rate Debt [Member] | Junior Subordinated Debt [Member] | Lower Limit
Debt Instrument, Interest Rate, Stated Percentage	1.12%
Parent Company [Member] | Variable Rate Debt [Member] | Junior Subordinated Debt [Member] | Upper Limit
Debt Instrument, Interest Rate, Stated Percentage			3.98%
Subsidiaries [Member]
Long-term Debt	4,614		8,670
Subsidiaries [Member] | Fixed Interest Rate Debt [Member]
Senior Notes, Noncurrent	350	[3]	2,640	[3]
Subordinated Long-term Debt, Noncurrent	1,260	[4]	2,087	[4]
Subsidiaries [Member] | Fixed Interest Rate Debt [Member] | Senior, Fixed Rate [Member] | Lower Limit
Debt Instrument, Interest Rate, Stated Percentage	0.50%
Subsidiaries [Member] | Fixed Interest Rate Debt [Member] | Senior, Fixed Rate [Member] | Upper Limit
Debt Instrument, Interest Rate, Stated Percentage			10.75%
Subsidiaries [Member] | Variable Rate Debt [Member]
Senior Notes, Noncurrent	2,504	[5]	3,443	[5]
Subordinated Long-term Debt, Noncurrent	500		500
Subsidiaries [Member] | Variable Rate Debt [Member] | Senior Loans [Member]
Long-term debt	$ 289		$ 290
Subsidiaries [Member] | Variable Rate Debt [Member] | Senior Loans [Member] | Lower Limit
Debt Instrument, Interest Rate, Stated Percentage	0.52%
Subsidiaries [Member] | Variable Rate Debt [Member] | Senior Loans [Member] | Upper Limit
Debt Instrument, Interest Rate, Stated Percentage			7.50%
Subsidiaries [Member] | Variable Rate Debt [Member] | Subordinated Debt [Member] | Lower Limit
Debt Instrument, Interest Rate, Stated Percentage	0.67%
Subsidiaries [Member] | Variable Rate Debt [Member] | Subordinated Debt [Member] | Upper Limit
Debt Instrument, Interest Rate, Stated Percentage			0.80%
Subsidiaries [Member] | Subordinated Fixed Rate [Member] | Subordinated Debt [Member] | Lower Limit
Debt Instrument, Interest Rate, Stated Percentage	0.50%
Subsidiaries [Member] | Subordinated Fixed Rate [Member] | Subordinated Debt [Member] | Upper Limit
Debt Instrument, Interest Rate, Stated Percentage			7.25%

[1]	Includes debt of consolidated VIEs ($289 and $290 at fair value at December 31, 2011 and 2010, respectively) $722 $764
[2]	Debt recorded at fair value, $448 million and $460 million, at December 31, 2011 and 2010, respectively.
[3]	Includes leases and other obligations that do not have a stated interest rate.
[4]	Debt recorded at fair value.
[5]	Debt recorded at fair value, $289 million and $290 million, at December 31, 2011 and 2010, respectively.

Long-Term Debt and Contractual Commitments Long-Term Debt - Additional Information (Details) (USD $)	3 Months Ended	12 Months Ended							3 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010		Dec. 31, 2011 Long-term Debt [Member]	Dec. 31, 2010 Long-term Debt [Member]	Dec. 31, 2011 Federal Home Loan Bank Of Atlanta [Member]	Dec. 31, 2011 Debt Denominated in Foreign Currency [Member]	Dec. 31, 2010 Debt Denominated in Foreign Currency [Member]	Mar. 31, 2011 Senior Notes [Member]	Dec. 31, 2011 Senior Notes [Member] Parent Company [Member]	Dec. 31, 2011 Fixed Interest Rate Debt [Member] Parent Company [Member]	Dec. 31, 2011 Fixed Interest Rate Debt [Member] Parent Company [Member] Junior Subordinated Debt [Member]	Dec. 31, 2011 Fixed Interest Rate Debt [Member] Parent Company [Member] Junior Subordinated Debt [Member]	Dec. 31, 2011 Federal Home Loan Bank Advances [Member]	Dec. 31, 2011 Federal Home Loan Bank Advances [Member]	Dec. 31, 2010 Federal Home Loan Bank Advances [Member]
Maturities of long-term debt, 2012	$ 2,400,000,000	$ 2,400,000,000
Maturities of long-term debt, 2013	136,000,000	136,000,000
Maturities of long-term debt, 2014	19,000,000	19,000,000
Maturities of long-term debt, 2015	799,000,000	799,000,000
Maturities of long-term debt, 2016	1,100,000,000	1,100,000,000
Maturities of long-term debt, thereafter	6,500,000,000	6,500,000,000
Tier 1 capital	14,490,000,000	14,490,000,000		18,156,000,000		1,900,000,000	2,400,000,000
Tier 2 capital						1,600,000,000	1,800,000,000
Available borrowing capacity								10,800,000,000
Debt Instrument, Increase, Additional Borrowings											1,000,000,000	750,000,000
Debt Instrument, Interest Rate, Stated Percentage			3.60%									3.50%	6.00%
Senior notes, due date	2036	2036	2016									2017	2042
Maturities of Senior Debt	2,100,000,000								1,100,000,000
Maturities of Subordinated Debt		852,000,000
Repuchase Junior Subordinated Debt														101,000,000	395,000,000
Long-term Debt	10,908,000,000 [1]	10,908,000,000 [1]		13,648,000,000	[1]				460,000,000	1,500,000,000						27,000,000
Other short-term borrowings	$ 8,983,000,000	$ 8,983,000,000		$ 2,690,000,000													$ 7,000,000,000	$ 0

[1]	Includes debt of consolidated VIEs ($289 and $290 at fair value at December 31, 2011 and 2010, respectively) $722 $764

Long-Term Debt and Contractual Commitments Unconditional Obligations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Gains (Losses) on Extinguishment of Debt	$ 3		$ (70)	$ (39)
Tier One Risk Based Capital	14,490		18,156
Operating lease obligations	1,468
Capital Lease Obligations	12	[1]
Purchase Obligations	707	[2]
Total	2,187
One Year from Balance Sheet Date
Operating lease obligations	214
Capital Lease Obligations	1	[1]
Purchase Obligations	81	[2]
Total	296
More than One and within Three Years from Balance Sheet Date
Operating lease obligations	399
Capital Lease Obligations	2	[1]
Purchase Obligations	296	[2]
Total	697
More than Three and within Five Years from Balance Sheet Date
Operating lease obligations	346
Capital Lease Obligations	3	[1]
Purchase Obligations	184	[2]
Total	533
More than Five Years from Balance Sheet Date and Thereafter
Operating lease obligations	509
Capital Lease Obligations	6	[1]
Purchase Obligations	146	[2]
Total	661
Long-term Debt [Member]
Tier One Risk Based Capital	$ 1,900		$ 2,400

[1]	Amounts do not include accrued interest.
[2]	Includes contracts with a minimum annual payment of $5 million

Long-Term Debt and Contractual Commitments Unconditional Obligations (Parenthetical) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Purchase Obligations	$ 707 [1]
Minimum | Purchase Commitment | Annual
Purchase Obligations	$ 5

[1]	Includes contracts with a minimum annual payment of $5 million

Earnings/ (Loss) Per Common Share - Additional Information (Detail) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Equivalent shares related to common stock options and common stock warrants outstanding were excluded from the computations of diluted income/(loss) per average common share because they would have been antidilutive	26	31	32

Reconciliation of Net Income/(Loss) to Net Income/(Loss) Available to Common Shareholders (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income/(loss)	$ 647	$ 189	$ (1,564)
Series A preferred dividends		(7)	(14)
Stock Redeemed or Called During Period, Value	4,850		228
Gain on repurchase of Series A preferred stock	0	0	94
Net income/(loss) available to common shareholders	$ 495	$ (87)	$ (1,733)
Average basic common shares	524	495	435
Weighted Average Number Diluted Shares Outstanding Adjustment [Abstract]
Stock options	2	1	0
Restricted stock	2	3	2
Average diluted common shares	528	499	437
Net income/(loss) per average common share - diluted	$ 0.94	$ (0.18)	$ (3.98)
Net income/(loss) per average common share - basic	$ 0.94	$ (0.18)	$ (3.98)

Capital - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended							12 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended		3 Months Ended			3 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2011 Warrants [Member]	Dec. 31, 2011 Group 1	Dec. 31, 2011 Group 2	Mar. 31, 2011 Senior Notes	Dec. 31, 2011 Perpetual Preferred Stock [Member]	Dec. 31, 2010 Perpetual Preferred Stock [Member]	Dec. 31, 2009 Perpetual Preferred Stock [Member]	Sep. 30, 2006 Series A Preferred Stock	Dec. 31, 2011 Series B Preferred Stock	Mar. 31, 2011 Series C Preferred Stock	Dec. 31, 2008 Series C Preferred Stock	Nov. 14, 2008 Series C Preferred Stock	Mar. 31, 2011 Series D Preferred Stock	Dec. 31, 2008 Series D Preferred Stock	Mar. 31, 2011 Series C and Series D Preferred Stock	Dec. 31, 2011 Series C and Series D Preferred Stock	Dec. 31, 2010 Series C and Series D Preferred Stock	Dec. 31, 2009 Series C and Series D Preferred Stock	Dec. 31, 2011 Additional Paid-in Capital [Member]	Dec. 31, 2009 Additional Paid-in Capital [Member]	Jan. 01, 2012 Sun Trust Bank
Retained Earnings, Unappropriated																											$ 697,000,000
Preferred Stock, Shares Issued														5,000	1,025			35,000		13,500
Preferred Stock, No Par Value														$ 0	$ 0
Cash Reserve Deposit Required and Made		1,700,000,000		1,400,000,000
Common stock offerings	1,000,000,000					1,830,000,000																				1,688,000,000
Debt Instrument, Interest Rate, Stated Percentage	3.60%
Senior notes, due date	2016	2036
Debt Instrument, Increase, Additional Borrowings										1,000,000,000
Stock Redeemed or Called During Period, Value		4,850,000,000				228,000,000										3,500,000,000			1,400,000,000							(5,000,000)
Repurchase of Series C & D preferred stock, accelerating the outstanding discount accretion																					74,000,000
Class of Warrant or Right, Outstanding							17,900,000
Warrant issued to purchase common stock, shares								11,900,000	6,000,000								11,891,280			6,008,902
Purchase of outstanding warrants		11,000,000		0		0																			11,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 44.15	$ 33.7								$ 44.15			$ 33.7
warrants purchased									4,000,000
Long-term Debt		10,908,000,000	[1]	13,648,000,000	[1]
Subordinated debt matured		852,000,000
Preferred Stock, Liquidation Preference Per Share														$ 100,000	$ 100,000			$ 100,000		$ 100,000
Preferred shares authorized		50,000,000,000		50,000,000,000
Preferred Stock, Redemption Date														Sep 15, 2011
Preferred Stock, Redemption Price Per Share														$ 100,000	$ 100,000
Amortization of discount using the effective yield method over a five-year period																						6,000,000	25,000,000	23,000,000
Dividends, Preferred Stock, Cash				$ 7,000,000		$ 14,000,000					$ 67,000,000	$ 239,000,000	$ 246,000,000

[1]	Includes debt of consolidated VIEs ($289 and $290 at fair value at December 31, 2011 and 2010, respectively) $722 $764

The Company's Capital Ratios (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Tier 1 common	$ 12,254	$ 10,737
Tier 1 capital	14,490	18,156
Total capital	18,177	21,967
Tier 1 common	9.22%	8.08%
Tier 1 capital	10.90%	13.67%
Total capital	13.67%	16.54%
Tier 1 leverage	8.75%	10.94%
Sun Trust Bank
Tier 1 capital	14,026	13,120
Total capital	$ 17,209	$ 16,424
Tier 1 capital	10.70%	10.05%
Total capital	13.13%	12.58%
Tier 1 leverage	8.69%	8.33%

Preferred Stock (Detail) (USD $)	12 Months Ended										12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011 Series A Preferred Stock	Dec. 31, 2010 Series A Preferred Stock	Dec. 31, 2009 Series A Preferred Stock	Sep. 30, 2006 Series A Preferred Stock	Dec. 31, 2011 Series B Preferred Stock	Dec. 31, 2010 Series B Preferred Stock	Dec. 31, 2008 Series C Preferred Stock	Dec. 31, 2011 Series C Preferred Stock	Dec. 31, 2010 Series C Preferred Stock	Nov. 14, 2008 Series C Preferred Stock	Dec. 31, 2008 Series D Preferred Stock	Dec. 31, 2011 Series D Preferred Stock	Dec. 31, 2010 Series D Preferred Stock
Common Stock, Par or Stated Value Per Share	$ 1	$ 1		$ 1							$ 1
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 44.15				$ 33.7
Aggregate sale price of preferred stock and warrant											$ 3,500,000,000				$ 1,400,000,000
Preferredsharesrepurchased							3,275
Dividends, Common Stock, Cash	64,000,000	20,000,000	83,000,000
Preferred Stock, Shares Issued								5,000	1,025					35,000	13,500
Payments for Repurchase of Warrants	11,000,000	0	0
Preferred stock	$ 275,000,000	$ 4,942,000,000			$ 172,000,000	$ 172,000,000			$ 103,000,000	$ 0		$ 0	$ 3,442,000,000			$ 0	$ 1,328,000,000
Declared And Accrued Preferred Stock Dividend Basis Spread on Variable Rate								0.53%	0.65%
Declared And Accrued Preferred Stock Dividend Fixed Rate								4.00%	4.00%
Dividend Per Quarter Threshold Prior To Tenth Anniversay Triggering Execise Of Warrants	$ 0.54
Common Stock, Dividends, Per Share, Cash Paid	$ 0.12	$ 0.04	$ 0.22
Preferred Stock, No Par Value								$ 0	$ 0
Preferred Stock, Liquidation Preference Per Share								$ 100,000	$ 100,000					$ 100,000	$ 100,000
Warrant issued to purchase common stock, shares											11,891,280				6,008,902
Preferred Stock, Redemption Price Per Share								$ 100,000	$ 100,000

Preferred Stock (Parenthetical) (Detail)	Dec. 31, 2011	Dec. 31, 2010
Preferred shares outstanding	3,000,000	50,000,000
Series A Preferred Stock
Preferred shares outstanding	1,725	1,725
Series B Preferred Stock
Preferred shares outstanding	1,025	0
Series C Preferred Stock
Preferred shares outstanding	0	35,000
Series D Preferred Stock
Preferred shares outstanding	0	13,500

Components of Income Tax Expense/(Benefit) Included in the Consolidated Statements of Income/(Loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current income tax expense (benefit)
Federal	$ (4)	$ 0	$ (7)
State	0	(14)	3
Total	(4)	(14)	(4)
Deferred income tax expense/(benefit)
Federal	81	(177)	(798)
State	2	6	(96)
Total	83	(171)	(894)
Total income tax benefit	$ 79	$ (185)	$ (898)

Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred Tax Assets Federal Credits and Other Operating Loss Carryfowards		$ 280
Reconciliation of expected income tax expense at the statutory federal income tax rate	35.00%	35.00%	(35.00%)
Recognized a gross liability for interest related to its UTBs	21	21
Interest expense (income) related to UTBs	(1)	(10)
Federal returns examined by the IRS	The Company's federal income tax returns are no longer subject to examination by the IRS for taxable years prior to 2006. The IRS audit of the 2006 federal income tax return is closed, but the return is still subject to examination to the extent of carryback claims. The Company's 2007 through 2009 federal income tax returns are currently under examination by the IRS. With limited exceptions, the Company is no longer subject to examinations by state and local taxing authorities for taxable years prior to 2006.
Deferred Tax Assets, Valuation Allowance	65	50
Gross cumulative unrecognized tax benefits	133	132
Amount that would affect the Company's effective tax rate, if recognized	90
Reasonably possible decrease in UTBs during the next 12 months	$ 40

Reconciliation of the Expected Income Tax Expense at the Statutory Federal Income Tax Rate to the Actual Income Tax Expense/(Benefit) and Effective Tax Rate (Detail) (USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income tax expense/(benefit) at federal statutory rate	$ 254	$ 1	$ (861)
Increase (decrease) resulting from:
Tax-exempt interest	(72)	(74)	(79)
Dividends received deduction	(14)	(13)	(12)
Income tax credits, net	(88)	(88)	(80)
State income taxes, net	2	12	(48)
Completion of audit examinations by taxing authorities	0	(20)	(55)
Goodwill impairment	0	0	237
Other	(3)	(3)	0
Total income tax benefit	$ 79	$ (185)	$ (898)
Income tax expense/(benefit) at federal statutory rate	35.00%	35.00%	(35.00%)
Increase (decrease) resulting from:
Tax-exempt interest	(9.90%)		(3.20%)
Dividends received deduction	(1.90%)		(0.50%)
Income tax credits, net	(12.10%)		(3.20%)
State income taxes, net	0.20%		(2.00%)
Completion of audit examinations by taxing authorities	0.00%		(2.20%)
Goodwill impairment	0.00%	0.00%	9.60%
Other	(0.40%)		0.00%
Total income tax benefit and rate	10.90%		(36.50%)

Significant Components of the Net Deferred Tax Asset and Liability (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred Tax Assets
Allowance for loan losses	$ 906	$ 1,092
Accrued expenses	509	378
State net operating losses and other carryforwards (net of federal benefit)	197	182
Federal net operating loss and other carryforwards	0	24
Deferred Tax Assets, Tax Credit Carryforwards, Other	266	256
Other	175	276
Gross deferred tax asset	2,053	2,208
Deferred Tax Assets, Valuation Allowance	(65)	(50)
Deferred Tax Assets, Net	1,988	2,158
Deferred Tax Liabilities
Net unrealized gains in AOCI	995	915
Leasing	728	701
Employee benefits	100	88
MSRs	613	610
Loans	47	135
Intangible assets	121	97
Fixed assets	177	148
Other	95	113
Gross deferred tax liability	2,876	2,807
Net deferred tax asset/(liability)	$ (888)	$ (649)

Income Taxes Rollforward of Unrecognized Tax Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Gross cumulative unrecognized tax benefits	$ 133	$ 132
Federal and State [Member]
Gross cumulative unrecognized tax benefits	132	188
Increases in UTBs related to prior years	12	26
Decreases in UTBs related to prior years	(12)	11
Increases in UTBs related to the current year	8	4
Decreases in UTBs related to settlements	(1)	(57)
Decreases in UTBs related to lapse of the applicable statutes of limitations	(6)	(18)
Gross cumulative unrecognized tax benefits	$ 133	$ 132

Employee Benefit Plans - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended								12 Months Ended		12 Months Ended							12 Months Ended											12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2007	Dec. 31, 2011 Subsidiaries [Member] entities	Dec. 31, 2010 Subsidiaries [Member]	Dec. 31, 2009 Subsidiaries [Member]	Dec. 31, 2011 Total Salary Compensation [Member] More than One and within Two Years from Balance Sheet Date [Member]	Dec. 31, 2008 Nonqualified 401k Excess Plan [Member]	Jan. 01, 2012 Nonqualified 401k Excess Plan [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit		Dec. 31, 2010 Pension Plans, Defined Benefit		Dec. 31, 2009 Pension Plans, Defined Benefit	Nov. 15, 2011 Pension Plans, Defined Benefit	Nov. 14, 2011 Pension Plans, Defined Benefit	Dec. 31, 2011 Other Postretirement Benefit Plans, Defined Benefit		Dec. 31, 2010 Other Postretirement Benefit Plans, Defined Benefit		Dec. 31, 2009 Other Postretirement Benefit Plans, Defined Benefit		Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2010 Restricted Stock [Member]	Dec. 31, 2009 Restricted Stock [Member]	Dec. 31, 2011 Restricted stock units with vesting tied to the Company's total shareholder return Long Term Incentive Plan	Dec. 31, 2011 Half restricted stock units, the vesting of which is tied to the achievement of a Tier 1 capital ratio target, and the other half in stock options Long Term Incentive Plan	Dec. 31, 2011 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2010 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2009 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2011 Participatns Younger Then 65 [Member]	Dec. 31, 2011 Participatns Older Then 65 [Member]
Pension and Other Postretirement Benefit Plans, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year		$ 24,000,000
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures		7,000,000
LTI deferred cash plan - expense		116,000,000	77,000,000	28,000,000
Fair value of options granted per share		$ 10.51	$ 12.78	$ 5.13
Total intrinsic value of options exercised	1,000,000	1,000,000		1,000,000
Recognized stock-based compensation tax benefit		22,000,000	21,000,000	30,000,000
Unrecognized stock compensation expense related to nonvested stock option and restricted stock	62,000,000	63,000,000	62,000,000
Unrecognized stock compensation expense, expected weighted average period for recognition (in years)		2.2
Assumed retiree health care costs initial rate increase																																	9.00%	8.00%
Expected ultimate annual cost increases for retiree health care costs		5.00%																																5.00%
Accrual related to salary shares		3,000,000
Accumulated benefit obligation for the Pension Benefits	2,200,000,000	2,700,000,000	2,200,000,000
Total outstanding unrecognized net loss to be recognized in future years for all pension and postretirement benefits	800,000,000	1,100,000,000	800,000,000									1,108,000,000		665,000,000					17,000,000		34,000,000
25 basis point decrease in the discount rate, increase in net periodic benefit cost		1,000,000
25 basis point decrease in the expected long-term return on plan assets, increase in net periodic benefit cost		6,000,000
Shares of common stock authorized and reserved for issuance as stock-based awards		21,000,000																							17,000,000
Stock options vesting period (in years)		3
Stock options contractual life (in years)		10
Number of entities which sponsor separate equity plans						2
Options granted																									1,400,305	1,355,075	2,565,648			344,590	0	66,420
Stock-based compensation expense recognized in noninterest expense for these equity plans						8,000,000	13,000,000	1,000,000
Defined contribution plan percentage of contributions matched										100.00%
Defined contribution plan maximum percentage of eligble pay										5.00%	6.00%
Deferred Compensation Arrangement with Individual, Requisite Service Period		two
Compensation expese related to defined contribution plan		81,000,000	74,000,000	76,000,000
Defined Contribution Plan, Cost Recognized, Special Contribution		28,000,000
Effective interest crediting rate to each Personal Pension Account		4.42%
Vesting schedule for participants in funded, noncontributory qualified retirement plan		3 years			5 years
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase									6.00%					4.00%	[1]
Expected long-term rate of return on plan assets	8.00%		8.00%											8.00%			7.25%	7.75%	6.75%
Percentage of stock																												50.00%	50.00%
Total grant date fair value of restricted shares vested																									55,000,000	85,000,000	81,000,000
Expected long-term rate of return on plan assets												7.72%	[2]	8.00%		8.00%			4.39%	[3]	4.39%	[3]	5.30%	[3]
Supplemental Retirement Benefit plans, actual contributions/benefit payments												8,000,000		7,000,000					0		1,000,000
Expected long-term rate of return on plan assets												7.00%							6.25%
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments												88,000,000		0		0			0		0		0
Defined Benefit Plan, Curtailments												$ (96,000,000)		$ 0					$ 0		$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Description		five

[1]	At year-end 2010, all salaries were expected to increase by 3% for 2011, 3.5% for 2012, and 4% for 2013 and beyond.
[2]	As part of the interim remeasurement on November 14, 2011, the expected return on plan assets was reduced from 7.75% to 7.25% for the SunTrust Pension Plan and the NCF Retirement Plan.
[3]	The weighted average shown for the Other Postretirement Benefit plan is determined on an after-tax basis.

Assumptions Used in Estimating the Grant Date Fair Value of Options Using the Black-Scholes Option Pricing Model (Detail)	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010 years	Dec. 31, 2009 years
Dividend yield	0.75%	0.17%	4.16%
Expected stock price volatility	34.87%	56.09%	83.17%
Risk-free interest rate (weighted average)	2.48%	2.80%	1.94%
Expected life of options	6	6	6

Summary of Stock Option and Restricted Stock Activity (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	15,869,417		17,142,500	17,661,216
Stock Options Shares
Beginning balance	17,142,500		17,661,216	15,641,872
Granted	813,265		1,192,974	3,803,796
Exercised/vested	(20,000)		0	0
Cancelled/expired/forfeited	(2,066,348)		(1,711,690)	(1,784,452)
Ending balance	15,869,417		17,142,500	17,661,216
Exercisable at end of period	10,294,719
Available for Additional Grant at end of peiod	20,355,430	[1]
Stock Options Price Range
Beginning balance, lower limit	$ 9.06		$ 9.06	$ 17.06
Beginning balance, upper limit	$ 150.45		$ 150.45	$ 150.45
Share Based Compensation Shares Authorized Under Stock Option Plans Grants In Period Exercise Price Range Lower Range Limit	$ 19.98		$ 22.69	$ 9.06
Granted, upper limit	$ 32.27		$ 27.79	$ 9.06
Exercised/vested, lower limit	$ 9.06		$ 0	$ 0
Exercised/vested, upper limit	$ 9.06		$ 0	$ 0
Cancelled/expired/forfeited, lower limit	$ 9.06		$ 9.06	$ 9.06
Cancelled/expired/forfeited, upper limit	$ 140.4		$ 140.14	$ 149.81
Ending balance, lower limit	$ 9.06		$ 9.06	$ 9.06
Ending balance, upper limit	$ 150.45		$ 150.45	$ 150.45
Stock Options Weighted Average Exercise Price
Beginning balance	$ 51.17		$ 53.17	$ 65.29
Granted	$ 29.7		$ 23.64	$ 9.06
Exercised/vested	$ 9.06		$ 0	$ 0
Cancelled/expired/forfeited	$ 63.4		$ 52.62	$ 65.39
Ending balance	$ 48.53		$ 51.17	$ 53.17
Exercisable at end of period	$ 66.2
Restricted Stock [Member]
Restricted Stock Shares
Beginning balance	4,620,809		4,770,172	3,803,412
Granted	1,400,305		1,355,075	2,565,648
Exercised/vested	(1,085,252)		(1,266,267)	(1,255,092)
Cancelled/expired/forfeited	(313,695)		(238,171)	(343,796)
Ending balance	4,622,167		4,620,809	4,770,172
Restricted Stock Deferred Compensation
Beginning balance	$ 43		$ 59	$ 113
Granted	44		33	28
Cancelled/expired/forfeited	(7)		(7)	(16)
Amortization of restricted stock compensation	(32)		(42)	(66)
Ending balance	$ 48		$ 43	$ 59
Restricted Stock Weighted Average Grant Price
Beginning balance	$ 25.32		$ 37.02	$ 64.61
Granted	$ 31.27		$ 24.01	$ 10.4
Exercised/vested	$ 50.37		$ 67.27	$ 64.79
Cancelled/expired/forfeited	$ 22.07		$ 29.22	$ 46.59
Ending balance	$ 21.46		$ 25.32	$ 37.02
Restricted Stock Units (RSUs) [Member]
Stock Options Price Range
Beginning balance, lower limit	$ 27.5
Beginning balance, upper limit	$ 42.1
Ending balance, lower limit	$ 26.96		$ 27.5
Ending balance, upper limit	$ 42.1		$ 42.1
Restricted Stock Shares
Beginning balance	65,190		66,420	0
Granted	344,590		0	66,420
Exercised/vested	0		0	0
Cancelled/expired/forfeited	(4,305)		(1,230)	0
Ending balance	405,475		65,190	66,420
Restricted Stock Weighted Average Grant Price
Beginning balance	$ 26.96		$ 26.96	$ 0
Granted	$ 37.57		$ 0	$ 26.96
Exercised/vested	$ 0		$ 0	$ 0
Cancelled/expired/forfeited	$ 26.96		$ 26.96	$ 0
Ending balance	$ 35.98		$ 26.96	$ 26.96

[1]	Includes 13,759,670 shares available to be issued as restricted stock.

Summary of Stock Option and Restricted Stock Activity (Parenthetical) (Detail)	Dec. 31, 2011
Shares available to be issued as restricted stock	13,759,670

Stock Options by Ranges of Exercise Price (Detail) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	15,869,417	17,142,500	17,661,216	15,641,872
Options Outstanding - Weighted Average Exercise Price	$ 48.53	$ 51.17	$ 53.17	$ 65.29
Options Outstanding - Weighted Average Remaining Contractual Life (Years)	4.27
Options Outstanding - Total Aggregate Intrinsic Value	$ 31
Options Exercisable - Number Exercisable	10,294,719
Options Exercisable - Weighted Average Exercise Price	$ 66.2
Options Exercisable - Weighted Average Remaining Contractual Life (Years)	2.52
Options Exercisable - Total Aggregate Intrinsic Value	2
Range 1
Range of Exercise Prices - Lower Limit	$ 9.06
Range of Exercise Prices - Upper Limit	$ 49.46
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	6,109,094
Options Outstanding - Weighted Average Exercise Price	$ 17.47
Options Outstanding - Weighted Average Remaining Contractual Life (Years)	6.98
Options Outstanding - Total Aggregate Intrinsic Value	31
Options Exercisable - Number Exercisable	534,396
Options Exercisable - Weighted Average Exercise Price	$ 33.95
Options Exercisable - Weighted Average Remaining Contractual Life (Years)	1.54
Options Exercisable - Total Aggregate Intrinsic Value	2
Range 2
Range of Exercise Prices - Lower Limit	$ 49.47
Range of Exercise Prices - Upper Limit	$ 64.57
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	2,559,551
Options Outstanding - Weighted Average Exercise Price	$ 54.73
Options Outstanding - Weighted Average Remaining Contractual Life (Years)	1.1
Options Outstanding - Total Aggregate Intrinsic Value	0
Options Exercisable - Number Exercisable	2,559,551
Options Exercisable - Weighted Average Exercise Price	$ 54.73
Options Exercisable - Weighted Average Remaining Contractual Life (Years)	1.1
Options Exercisable - Total Aggregate Intrinsic Value	0
Range 3
Range of Exercise Prices - Lower Limit	$ 64.58
Range of Exercise Prices - Upper Limit	$ 150.45
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	7,200,772
Options Outstanding - Weighted Average Exercise Price	$ 72.67
Options Outstanding - Weighted Average Remaining Contractual Life (Years)	3.1
Options Outstanding - Total Aggregate Intrinsic Value	0
Options Exercisable - Number Exercisable	7,200,772
Options Exercisable - Weighted Average Exercise Price	$ 72.67
Options Exercisable - Weighted Average Remaining Contractual Life (Years)	3.1
Options Exercisable - Total Aggregate Intrinsic Value	$ 0

Stock-Based Compensation Expense Recognized in Noninterest Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock-based compensation expense:
Stock options	$ 15	$ 14	$ 12
Restricted stock	32	42	66
Restricted stock units	10	0	0
Total stock-based compensation expense	$ 57	$ 56	$ 78

Change in Benefit Obligations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Pension Plans, Defined Benefit
Benefit obligation, beginning of year	$ 2,261	[1]	$ 2,008
Service cost	62		69
Interest cost	128		129
Plan participants' contributions	0		0
Actuarial (gain)/loss	415		209
Benefits paid	(109)		(95)
Less federal Medicare drug subsidy	0		0
Plan amendments	0		(59)
Curtailments	96		0
Benefit obligation, end of year	2,661	[1]	2,261	[1]
Other Postretirement Benefit Plans, Defined Benefit
Benefit obligation, beginning of year	189	[1]	179
Service cost	0		0
Interest cost	9		10
Plan participants' contributions	22		20
Actuarial (gain)/loss	(17)		7
Benefits paid	(33)		(30)
Less federal Medicare drug subsidy	3		3
Plan amendments	0		0
Curtailments	0		0
Benefit obligation, end of year	$ 173	[1]	$ 189	[1]

[1]	Includes $107 million of benefit obligations for the unfunded nonqualified supplemental pension plans.

Weighted Average Assumptions Used to Determine Benefit Obligations (Detail)	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Defined Benefit
Discount rate	4.63%	5.67%
Rate of compensation increase		4.00%	[1]
Other Postretirement Benefit Plans, Defined Benefit
Discount rate	4.10%	5.10%
Rate of compensation increase

[1]	At year-end 2010, all salaries were expected to increase by 3% for 2011, 3.5% for 2012, and 4% for 2013 and beyond.

Weighted Average Assumptions Used to Determine Benefit Obligations (Parenthetical) (Detail)	Dec. 31, 2010
One Year from Balance Sheet Date
Rate of compensation increase	3.00%
More than One and within Two Years from Balance Sheet Date
Rate of compensation increase	3.50%
More than Two and within Three Years from Balance Sheet Date
Rate of compensation increase	4.00%

Change in Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Defined Benefit
Beginning balance	$ 2,522	$ 2,334
Actual return on plan assets	129	276
Employer contributions	8	7
Plan participants' contributions	0	0
Benefits paid	(109)	(95)
Ending balance	2,550	2,522
Other Postretirement Benefit Plans, Defined Benefit
Beginning balance	165	161
Actual return on plan assets	7	13
Employer contributions	0	1
Plan participants' contributions	22	20
Benefits paid	(33)	(30)
Ending balance	$ 161	$ 165

Plan Assets Related to Pension Benefits by Level within the Fair Value Hierarchy (Detail) (Pension Plans, Defined Benefit, USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Plan assets	$ 2,550		$ 2,522		$ 2,334
Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets
Plan assets	2,537		2,507
Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 1
Plan assets	2,036	[1]	1,870	[2]
Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 2
Plan assets	501	[1]	637	[2]
Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 3
Plan assets	0	[1]	0	[2]
Money Market Funds | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets
Plan assets	45		36
Money Market Funds | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 1
Plan assets	45	[1]	36	[2]
Money Market Funds | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 2
Plan assets	0	[1]	0	[2]
Money Market Funds | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 3
Plan assets	0	[1]	0	[2]
Mutual Funds | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | International
Plan assets	351		376
Mutual Funds | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Large Cap Funds
Plan assets	426		292
Mutual Funds | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Small and Mid Cap Funds
Plan assets	214		248
Mutual Funds | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 1 | International
Plan assets	351	[1]	376	[2]
Mutual Funds | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 1 | Large Cap Funds
Plan assets	426	[1]	292	[2]
Mutual Funds | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 1 | Small and Mid Cap Funds
Plan assets	214	[1]	248	[2]
Mutual Funds | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 2 | International
Plan assets	0	[1]	0	[2]
Mutual Funds | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 2 | Large Cap Funds
Plan assets	0	[1]	0	[2]
Mutual Funds | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 2 | Small and Mid Cap Funds
Plan assets	0	[1]	0	[2]
Mutual Funds | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 3 | International
Plan assets	0	[1]	0	[2]
Mutual Funds | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 3 | Large Cap Funds
Plan assets	0	[1]	0	[2]
Mutual Funds | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 3 | Small and Mid Cap Funds
Plan assets	0	[1]	0	[2]
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Consumer
Plan assets	107		108
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Public Utility, Equities
Plan assets	48		56
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Banks, Trust and Insurance, Equities
Plan assets	21		35
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Health Businesses
Plan assets	58		42
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Industry
Plan assets	62		69
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Information Systems and Technology
Plan assets	136		130
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Materials Businesses
Plan assets	17		21
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Exchange Traded Funds
Plan assets	116		128
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 1 | Consumer
Plan assets	107	[1]	108	[2]
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 1 | Public Utility, Equities
Plan assets	48	[1]	56	[2]
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 1 | Banks, Trust and Insurance, Equities
Plan assets	21	[1]	35	[2]
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 1 | Health Businesses
Plan assets	58	[1]	42	[2]
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 1 | Industry
Plan assets	62	[1]	69	[2]
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 1 | Information Systems and Technology
Plan assets	136	[1]	130	[2]
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 1 | Materials Businesses
Plan assets	17	[1]	21	[2]
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 1 | Exchange Traded Funds
Plan assets	116	[1]	128	[2]
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 2 | Consumer
Plan assets	0	[1]	0	[2]
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 2 | Public Utility, Equities
Plan assets	0	[1]	0	[2]
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 2 | Banks, Trust and Insurance, Equities
Plan assets	0	[1]	0	[2]
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 2 | Health Businesses
Plan assets	0	[1]	0	[2]
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 2 | Industry
Plan assets	0	[1]	0	[2]
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 2 | Information Systems and Technology
Plan assets	0	[1]	0	[2]
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 2 | Materials Businesses
Plan assets	0	[1]	0	[2]
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 2 | Exchange Traded Funds
Plan assets	0	[1]	0	[2]
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 3 | Consumer
Plan assets	0	[1]	0	[2]
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 3 | Public Utility, Equities
Plan assets	0	[1]	0	[2]
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 3 | Banks, Trust and Insurance, Equities
Plan assets	0	[1]	0	[2]
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 3 | Health Businesses
Plan assets	0	[1]	0	[2]
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 3 | Industry
Plan assets	0	[1]	0	[2]
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 3 | Information Systems and Technology
Plan assets	0	[1]	0	[2]
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 3 | Materials Businesses
Plan assets	0	[1]	0	[2]
Equity Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 3 | Exchange Traded Funds
Plan assets	0	[1]	0	[2]
Fixed Income Securities | Fair Value, Inputs, Level 3 | International
Plan assets			0		38
Fixed Income Securities | Fair Value, Inputs, Level 3 | Corporate | Investment grade
Plan assets			0		82
Fixed Income Securities | Fair Value, Inputs, Level 3 | Corporate | Noninvestment grade
Plan assets			0		26
Fixed Income Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | International
Plan assets	103		118
Fixed Income Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Corporate | Investment grade
Plan assets	398		519
Fixed Income Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | US Treasury Securities
Plan assets	435		329
Fixed Income Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 1 | International
Plan assets	0	[2]	0	[2]
Fixed Income Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 1 | Corporate | Investment grade
Plan assets	0	[2]	0	[2]
Fixed Income Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 1 | US Treasury Securities
Plan assets	435	[1]	329	[2]
Fixed Income Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 2 | International
Plan assets	103	[2]	118	[2]
Fixed Income Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 2 | Corporate | Investment grade
Plan assets	398	[2]	519	[2]
Fixed Income Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 2 | US Treasury Securities
Plan assets	0	[1]	0	[2]
Fixed Income Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 3 | International
Plan assets	0	[2]	0	[2]
Fixed Income Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 3 | Corporate | Investment grade
Plan assets	0	[2]	0	[2]
Fixed Income Securities | Excludes Accrued Income of Less Than 0.6 Percent of Total Plan Assets | Fair Value, Inputs, Level 3 | US Treasury Securities
Plan assets	$ 0	[1]

[1]	Schedule does not include accrued income amounting to less than 0.5% of total plan assets.
[2]	Schedule does not include accrued income amounting to less than 0.6% of total plan assets.

Plan Assets Related to Pension Benefits by Level within the Fair Value Hierarchy (Parenthetical) (Detail) (Pension Plans, Defined Benefit)	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Defined Benefit
Accrued income on plan assets	0.50%	0.60%

Summary of Changes in the Fair Value of Level 3 Plan Assets (Detail) (Pension Plans, Defined Benefit, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Fair Value, Inputs, Level 3 Fixed Income Securities Corporate Investment grade	Dec. 31, 2010 Fair Value, Inputs, Level 3 Fixed Income Securities Corporate Noninvestment grade	Dec. 31, 2010 Fair Value, Inputs, Level 3 Fixed Income Securities International
Beginning balance	$ 2,550	$ 2,522	$ 2,334	$ 82	$ 26	$ 38
Purchases/(sales)				(1)	(26)	(18)
Realized gain/(loss)				6	4	4
Unrealized gain/(loss)				(2)	(4)	(2)
Transfers into level 3				(85)	0	(22)
Ending balance	$ 2,550	$ 2,522	$ 2,334	$ 0	$ 0	$ 0

Plan Assets Related to Other Postretirement Benefits by Level within the Fair Value Hierarchy (Detail) (Other Postretirement Benefit Plans, Defined Benefit, USD $)
In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Plan assets	$ 161		$ 165		$ 161
Fair Value, Inputs, Level 1
Plan assets	68	[1]	70	[1]
Fair Value, Inputs, Level 2
Plan assets	93	[1]	95	[1]
Equity Mutual Funds | Large Cap Funds
Plan assets	37		39
Equity Mutual Funds | Tax Exempt Fixed Maturities
Plan assets	25		24
Equity Mutual Funds | International
Plan assets	6		7
Equity Mutual Funds | Fair Value, Inputs, Level 1 | Large Cap Funds
Plan assets	37	[1]	39	[1]
Equity Mutual Funds | Fair Value, Inputs, Level 1 | Tax Exempt Fixed Maturities
Plan assets	25	[1]	24	[1]
Equity Mutual Funds | Fair Value, Inputs, Level 1 | International
Plan assets	6	[1]	7	[1]
Equity Mutual Funds | Fair Value, Inputs, Level 2 | Large Cap Funds
Plan assets	0	[1]	0	[1]
Equity Mutual Funds | Fair Value, Inputs, Level 2 | Tax Exempt Fixed Maturities
Plan assets	0	[1]	0	[1]
Equity Mutual Funds | Fair Value, Inputs, Level 2 | International
Plan assets	0	[1]	0	[1]
Common And Collective Funds | SunTrust Reserve Fund
Plan assets	1		2
Common And Collective Funds | SunTrust Equity Fund
Plan assets	37		38
Common And Collective Funds | SunTrust Georgia Tax-Free Fund
Plan assets	26		26
Common And Collective Funds | SunTrust National Tax-Free Fund
Plan assets	17		17
Common And Collective Funds | SunTrust Aggregate Fixed Income Fund
Plan assets	7		7
Common And Collective Funds | SunTrust Short Term Bond Fund
Plan assets	5		5
Common And Collective Funds | Fair Value, Inputs, Level 1 | SunTrust Reserve Fund
Plan assets	0	[1]	0	[1]
Common And Collective Funds | Fair Value, Inputs, Level 1 | SunTrust Equity Fund
Plan assets	0	[1]	0	[1]
Common And Collective Funds | Fair Value, Inputs, Level 1 | SunTrust Georgia Tax-Free Fund
Plan assets	0	[1]	0	[1]
Common And Collective Funds | Fair Value, Inputs, Level 1 | SunTrust National Tax-Free Fund
Plan assets	0	[1]	0	[1]
Common And Collective Funds | Fair Value, Inputs, Level 1 | SunTrust Aggregate Fixed Income Fund
Plan assets	0	[1]	0	[1]
Common And Collective Funds | Fair Value, Inputs, Level 1 | SunTrust Short Term Bond Fund
Plan assets	0	[1]	0	[1]
Common And Collective Funds | Fair Value, Inputs, Level 2 | SunTrust Reserve Fund
Plan assets	1	[1]	2	[1]
Common And Collective Funds | Fair Value, Inputs, Level 2 | SunTrust Equity Fund
Plan assets	37	[1]	38	[1]
Common And Collective Funds | Fair Value, Inputs, Level 2 | SunTrust Georgia Tax-Free Fund
Plan assets	26	[1]	26	[1]
Common And Collective Funds | Fair Value, Inputs, Level 2 | SunTrust National Tax-Free Fund
Plan assets	17	[1]	17	[1]
Common And Collective Funds | Fair Value, Inputs, Level 2 | SunTrust Aggregate Fixed Income Fund
Plan assets	7	[1]	7	[1]
Common And Collective Funds | Fair Value, Inputs, Level 2 | SunTrust Short Term Bond Fund
Plan assets	$ 5	[1]	$ 5	[1]

[1]	Schedule does not include accrued income.(Dollars in millions) Assets Measuredat Fair Value asof December 31,2010 Fair ValueMeasurements as ofDecember 31, 20101Quoted Prices InActive Marketsfor IdenticalAssets (Level 1) Significant OtherObservableInputs(Level 2) SignificantUnobservableInputs(Level 3)Mutual funds: Large cap fund $39 $39 $— $—Investment grade tax-exempt bond 24 24 — —International fund 7 7 — —Common and collective funds: SunTrust Reserve Fund 2 — 2 —SunTrust Equity Fund 38 — 38 —SunTrust Georgia Tax-Free Fund 26 — 26 —SunTrust National Tax-Free Fund 17 — 17 —SunTrust Aggregate Fixed Income Fund 7 — 7 —SunTrust Short-Term Bond Fund 5 — 5 — $165 $70 $95 $—

Asset Allocation for the Pension Plans and the Target Allocation, by Asset Category (Detail) (Pension Plans, Defined Benefit)	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2011 Lower Limit		Dec. 31, 2011 Upper Limit
Target Allocation 2011
Equity securities					50.00%	[1]	75.00%	[1]
Debt securities					25.00%	[1]	50.00%	[1]
Cash equivalents					0.00%	[1]	5.00%	[1]
Percentage of Plan Assets
Equity securities	61.00%	[2]	60.00%	[2]
Debt securities	37.00%	[2]	39.00%	[2]
Cash equivalents	2.00%	[2]	1.00%	[2]
Total	100.00%	[2]	100.00%	[2]

[1]	SunTrust Pension Plan only.
[2]	SunTrust and NCF Pension Plans.

Asset Allocation for the Other Postretirment Benefit Plan and the Target Allocation, by Asset Catergory (Detail) (Other Postretirement Benefit Plans, Defined Benefit)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Lower Limit	Dec. 31, 2011 Upper Limit
Target Allocation 2011
Equity securities			35.00%	50.00%
Debt securities			50.00%	65.00%
Percentage of Plan Assets
Equity securities	50.00%	51.00%
Debt securities	50.00%	48.00%
Cash equivalents	0.00%	1.00%
Total	100.00%	100.00%

Funded Status of Plans (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Pension Plans, Defined Benefit
Other Postretirement Defined Benefit Plan, Liabilities	$ 107
Fair value of plan assets	2,550		2,522		2,334
Benefit obligations	(2,661)	[1]	(2,261)	[1]	(2,008)
Funded status	(111)		261
Other Postretirement Benefit Plans, Defined Benefit
Fair value of plan assets	161		165		161
Benefit obligations	(173)	[1]	(189)	[1]	(179)
Funded status	$ (12)		$ (24)

[1]	Includes $107 million of benefit obligations for the unfunded nonqualified supplemental pension plans.

Amounts Recognized in Accumulated Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Total AOCI, pre-tax	$ 1,100	$ 800
Pension Plans, Defined Benefit
Net actuarial loss	1,108	770
Prior service credit	0	(105)
Total AOCI, pre-tax	1,108	665
Other Postretirement Benefit Plans, Defined Benefit
Net actuarial loss	17	34
Prior service credit	0	0
Total AOCI, pre-tax	$ 17	$ 34

Pension Benefits with a Projected Benefit Obligation, in Excess of Plan Assets (Detail) (Pension Plans, Defined Benefit, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Defined Benefit
ProjectedBenefitObligationPensionBenefits	$ 2,530	$ 105
AccumulatedBenefitObligationPensionBenefits	$ 2,530	$ 101

Expected Cash Flows for the Pension Benefit and Other Postretirement Benefit Plans (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Pension Plans, Defined Benefit
Expected Benefit Payments
2011	$ 182	[1],[2]
2012	159	[1],[2]
2013	158	[1],[2]
2014	156	[1],[2]
2015	154	[1],[2]
2016-2020	774	[1],[2]
Pension Plans, Defined Benefit | Plan Participants
Employer Contributions
2011 (expected)	28	[1],[2]
Other Postretirement Benefit Plans, Defined Benefit
Expected Benefit Payments
2011	16	[3]
2012	16	[3]
2013	16	[3]
2014	15	[3]
2015	14	[3]
2016-2020	60	[3]
Other Postretirement Benefit Plans, Defined Benefit | Plan Participants
Employer Contributions
2011 (expected)	0	[3]
Medicare Part D
Expected Benefit Payments
2011	(3)
2012	(1)
2013	(1)
2014	(1)
2015	(1)
2016-2020	(6)
Medicare Part D | Plan Participants
Employer Contributions
2011 (expected)	$ (3)

[1]	At this time, SunTrust anticipates contributions to the Retirement Plan will be permitted (but not required) during 2012 based on the funded status of the Plan and contribution limitations under the ERISA.
[2]	The expected benefit payments for the SERP will be paid directly from SunTrust corporate assets.
[3]	The 2012 expected contribution for the Other Postretirement Benefits Plans represents the Medicare Part D subsidy only. Note that expected benefits under Other Postretirement Benefits Plans are shown net of participant contributions.

Components of Net Periodic Benefit Cost (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Nov. 15, 2011	Nov. 14, 2011
Defined Benefit Plan Basis Used To Determine Overall Expected Long Term Rate Of Returns On Assets Assumption Historical			8.00%
Pension Plans, Defined Benefit
Defined Benefit Plan Basis Used To Determine Overall Expected Long Term Rate Of Returns On Assets Assumption Historical			8.00%				7.25%	7.75%
Service cost	$ 62		$ 69		$ 64
Interest cost	128		129		120
Expected return on plan assets	(188)		(183)		(149)
Amortization of prior service cost	(16)		(11)		(11)
Recognized net actuarial loss	39		62		112
Curtailment gain	(88)		0		0
Other	0		0		5
Net periodic benefit cost	(63)		66		141
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	5.59%	[1],[2]	6.32%	[3]	6.58%	[1]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	7.72%	[4]	8.00%		8.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	4.00%		4.00%
Pension Plans, Defined Benefit | Lower Limit
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase					4.00%
Pension Plans, Defined Benefit | Upper Limit
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase					5.00%
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Basis Used To Determine Overall Expected Long Term Rate Of Returns On Assets Assumption Historical	6.75%
Service cost	0		0		0
Interest cost	9		10		12
Expected return on plan assets	(7)		(7)		(7)
Amortization of prior service cost	0		(1)		(2)
Recognized net actuarial loss	1		1		19
Curtailment gain	0		0		0
Other	0		0		0
Net periodic benefit cost	$ 3		$ 3		$ 22
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	5.10%	[1]	5.70%	[1]	5.95%	[1]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	4.39%	[3]	4.39%	[3]	5.30%	[3]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase

[1]	Interim remeasurement was required on April 30, 2009 for the SunTrust Pension Plan due to plan changes adopted at that time. The discount rate as of the remeasurement date was selected based on the economic environment on that date.
[2]	Interim remeasurement was required on November 14, 2011 due to plan changes adopted at that time. The discount rate as of the remeasurement date was selected based on economic conditions on that date.
[3]	The weighted average shown for the Other Postretirement Benefit plan is determined on an after-tax basis.
[4]	As part of the interim remeasurement on November 14, 2011, the expected return on plan assets was reduced from 7.75% to 7.25% for the SunTrust Pension Plan and the NCF Retirement Plan.

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Total recognized in other comprehensive income, pre-tax	$ (382)	$ 106	$ 394
Pension Plans, Defined Benefit
Current year actuarial gain	473
Amortization of actuarial loss	(39)
Amortization of prior service credit	105
Defined Benefit Plan, Curtailments	(96)	0
Total recognized in other comprehensive income, pre-tax	443
Total recognized in net periodic benefit cost and other comprehensive income, pre-tax	380
Other Postretirement Benefit Plans, Defined Benefit
Current year actuarial gain	(16)
Amortization of actuarial loss	(1)
Amortization of prior service credit	0
Defined Benefit Plan, Curtailments	0	0
Total recognized in other comprehensive income, pre-tax	(17)
Total recognized in net periodic benefit cost and other comprehensive income, pre-tax	$ (14)

Estimated Amounts to be Amortized from AOCI into Net Periodic Benefit Cost (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Total	$ 24

Effect of a One-Percent Change in Assumed Healthcare Cost Trend Rates (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Effect on Other Postretirement Benefit obligation	$ 11
Effect on total service and interest cost	1
Effect on Other Postretirement Benefit obligation	10
Effect on total service and interest cost	$ 1

Derivative Financial Instruments - Additional Information (Detail) (USD $) Share data in Millions, unless otherwise specified	3 Months Ended	12 Months Ended										12 Months Ended			12 Months Ended							12 Months Ended				3 Months Ended		12 Months Ended
	Sep. 30, 2008	Dec. 31, 2011	Dec. 31, 2011 Cash Flow Hedging		Dec. 31, 2010 Cash Flow Hedging		Dec. 31, 2009 Cash Flow Hedging		Dec. 31, 2011 Credit and Market Risk	Dec. 31, 2010 Credit and Market Risk	Dec. 31, 2011 Credit and Market Risk Additional Termination Event [Member]	Dec. 31, 2011 Credit and Market Risk Additional Termination Event [Member] Credit Downgrade [Member]	Dec. 31, 2011 Credit and Market Risk Credit Support Annex	Dec. 31, 2011 Credit and Market Risk Credit Support Annex Credit Downgrade [Member]	Dec. 31, 2011 Credit and Market Risk Credit Support Annex Additional Credit Downgrade [Member]	Dec. 31, 2011 Credit Default Swap	Dec. 31, 2010 Credit Default Swap	Dec. 31, 2011 Credit Derivatives Swap Participation	Dec. 31, 2010 Credit Derivatives Swap Participation	Dec. 31, 2011 Total Return Swap	Dec. 31, 2010 Total Return Swap	Dec. 31, 2011 Lower Limit years	Dec. 31, 2011 Upper Limit years	Dec. 31, 2011 Derivatives Sold Credit Default Swap	Dec. 31, 2010 Derivatives Sold Credit Default Swap	Sep. 30, 2008 Sun Trust Banks, Inc. and Subsidiaries Subsidiaries	Sep. 30, 2008 Sun Trust Bank Subsidiaries	Dec. 31, 2011 Interest Income (Expense), Net [Member] Cash Flow Hedging	Dec. 31, 2010 Interest Income (Expense), Net [Member] Cash Flow Hedging	Dec. 31, 2009 Interest Income (Expense), Net [Member] Cash Flow Hedging
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net			$ 423,000,000	[1]	$ 487,000,000	[2]	$ 455,000,000	[3]																				$ 202,000,000	$ 130,000,000	$ 31,000,000
Derivative asset positions									2,400,000,000	1,600,000,000
Net derivative asset positions to which the Company was exposed to risk of its counterparties, netted by counterparty where formal netting arrangements exist									3,600,000,000	2,800,000,000
Collateral held by the Company against derivative asset positions									1,200,000,000	1,200,000,000
Adjusted the fair value of its net derivative asset position for estimates of counterparty credit risk									36,000,000	33,000,000
Posted collateral														16,000,000	10,000,000
Gross notional amounts																175,000,000	87,000,000			1,600,000,000	969,000,000
Derivative asset positions																				20,000,000	34,000,000
Derivative liability positions									1,200,000,000	1,100,000,000	9,000,000	5,000,000	1,200,000,000							17,000,000	32,000,000
Collateral held																				285,000,000	268,000,000
Posted collateral												3,000,000	1,200,000,000
Senior long-term debt ratings from three of the major ratings agencies									A3/BBB+			Baa3/BBB-			Ba1/BB+
Derivative remaining terms, lower limit			2 years													1 year		1 month
Derivative remaining terms, higher limit			6 years													10 years		7 years
Weighted average on the maximum estimated exposure (in years)			P3.6Y															P3.4Y
Deferred net gains on derivatives that are recorded in AOCI are expected to be reclassified to net interest income over the next twelve months in connection with the recognition of interest income or interest expense on these hedged items			304,000,000
Maximum exposure																167,000,000	99,000,000	57,000,000	74,000,000
Fair values of written CDS																6,000,000	1,000,000							4,000,000	3,000,000
Executed equity forward agreements, underlying shares	30																									22.9	7.1
Probable forecasted sale of Coke																						6.5	7
Reconized ineffectiveness which was recorded in trading account profits and commissions		$ 2,000,000

[1]	During the year ended December 31, 2011, the Company also reclassified $202 million in pre-tax gains from AOCI into net interest income. These gains related to hedging relationships that have been previously terminated or de-designated.
[2]	During the year ended December 31, 2010, the Company also reclassified $130 million in pre-tax gains from AOCI into net interest income. These gains related to hedging relationships that have been previously terminated or de-designated.
[3]	During the year ended December 31, 2009, the Company reclassified $31 million in pre-tax gains from AOCI into net interest income. These gains related to hedging relationships that have been previously terminated or de-designated.

Derivative Positions (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Credit Default Swap [Member]
Fair values of written CDS	$ 6		$ 1
Derivative Financial Instruments, Assets
Notional amount of derivatives	182,446	[1]	190,372
Derivative asset positions	9,120	[1]	6,203
Derivative Financial Instruments, Assets | Designated as Hedging Instrument | Cash Flow Hedging
Derivatives designated as hedging relationships, notional amount	16,397	[1],[2]	16,897	[2]
Derivative asset positions	1,057	[1],[2]	947	[2]
Derivative Financial Instruments, Assets | Designated as Hedging Instrument | Cash Flow Hedging | Equity Contract | Available-for-Sale Securities | Trading Account Assets
Derivatives designated as hedging relationships, notional amount	1,547	[1],[2]	1,547	[2]
Derivative asset positions	0	[1],[2]	0	[2]
Derivative Financial Instruments, Assets | Designated as Hedging Instrument | Cash Flow Hedging | Interest Rate Contract | Floating Rate Loans | Trading Account Assets
Derivatives designated as hedging relationships, notional amount	14,850	[1],[2]	15,350	[2]
Derivative asset positions	1,057	[1],[2]	947	[2]
Derivative Financial Instruments, Assets | Designated as Hedging Instrument | Fair Value Hedging
Derivatives designated as hedging relationships, notional amount	1,000	[1],[3]
Derivative asset positions	56	[1],[3]
Derivative Financial Instruments, Assets | Designated as Hedging Instrument | Fair Value Hedging | Equity Contract | Available-for-Sale Securities | Trading Account Assets
Derivatives designated as hedging relationships, notional amount	0	[1],[3]
Derivative asset positions	0	[1],[3]
Derivative Financial Instruments, Assets | Designated as Hedging Instrument | Fair Value Hedging | Interest Rate Contract | Fixed Rate Debt | Trading Account Assets
Derivatives designated as hedging relationships, notional amount	1,000	[1],[3]
Derivative asset positions	56	[1],[3]
Derivative Financial Instruments, Assets | Nondesignated
Derivatives not designated as hedging instruments, notional amount	165,049	[1],[4]	173,475	[4]
Derivative asset positions	8,007	[1],[4]	5,256	[4]
Derivative Financial Instruments, Assets | Nondesignated | Future [Member]
Notional Amount of Interest Rate Derivatives	1,203		1,400
Derivative Financial Instruments, Assets | Nondesignated | Equity Contract | Trading Activity | Trading Account Assets
Derivatives not designated as hedging instruments, notional amount	10,168	[1],[4],[5]	5,010	[4],[6]
Derivative asset positions	1,013	[1],[4]	583	[4]
Derivative Financial Instruments, Assets | Nondesignated | Interest Rate Contract | Fixed Rate Debt | Trading Account Assets
Derivatives not designated as hedging instruments, notional amount	437	[1],[4]	1,273	[4]
Derivative asset positions	13	[1],[4]	41	[4]
Derivative Financial Instruments, Assets | Nondesignated | Interest Rate Contract | Mortgage Servicing Rights | Other Assets [Member]
Derivatives not designated as hedging instruments, notional amount	28,800	[1],[4]	20,474	[4]
Derivative asset positions	472	[1],[4]	152	[4]
Derivative Financial Instruments, Assets | Nondesignated | Interest Rate Contract | Loans | Other Assets [Member]
Derivatives not designated as hedging instruments, notional amount	2,657	[1],[4]	7,269	[4],[7]
Derivative asset positions	19	[1],[4]
Derivative liability positions, fair value			92	[4]
Derivative Financial Instruments, Assets | Nondesignated | Interest Rate Contract | Trading Activity | Trading Account Assets
Derivatives not designated as hedging instruments, notional amount	113,420	[1],[4],[5]	132,286	[4],[6]
Derivative asset positions	6,226	[1],[4]	4,211	[4]
Derivative Financial Instruments, Assets | Nondesignated | Interest Rate Contract | Corporate Bonds and Loans
Derivatives not designated as hedging instruments, notional amount			0	[4]
Derivative asset positions			0	[4]
Derivative Financial Instruments, Assets | Nondesignated | Foreign Exchange Contract | Trading Activity | Trading Account Assets
Derivatives not designated as hedging instruments, notional amount	2,532	[1],[4]	2,691	[4]
Derivative asset positions	127	[1],[4]	92	[4]
Derivative Financial Instruments, Assets | Nondesignated | Foreign Exchange Contract | Foreign-Denominated Debt and Commercial Loans | Trading Account Assets
Derivatives not designated as hedging instruments, notional amount	33	[1],[4]	1,083	[4]
Derivative asset positions	1	[1],[4]	17	[4]
Derivative Financial Instruments, Assets | Nondesignated | Credit Risk Contract | Loans | Trading Account Assets
Derivatives not designated as hedging instruments, notional amount	45	[1],[4]	15	[4]
Derivative asset positions	1	[1],[4]	0	[4]
Derivative Financial Instruments, Assets | Nondesignated | Credit Risk Contract | Trading Activity | Trading Account Assets
Derivatives not designated as hedging instruments, notional amount	1,841	[1],[4],[8]	1,094	[4],[9]
Derivative asset positions	28	[1],[4]	39	[4]
Derivative Financial Instruments, Assets | Nondesignated | Other Contract | Loans | Other Assets [Member]
Derivatives not designated as hedging instruments, notional amount	4,909	[1],[4]	2,169	[4]
Derivative asset positions	84	[1],[4]	18	[4]
Derivative Financial Instruments, Assets | Nondesignated | Other Contract | Trading Activity | Trading Account Assets
Derivatives not designated as hedging instruments, notional amount	207	[1],[4]	111	[4]
Derivative asset positions	23	[1],[4]	11	[4]
Derivative Financial Instruments, Liabilities
Notional amount of derivatives	128,350	[1]	131,799
Derivative liability positions, fair value	7,499	[1]	5,174
Derivative Financial Instruments, Liabilities | Designated as Hedging Instrument | Cash Flow Hedging
Derivatives designated as hedging relationships, notional amount	1,547	[1],[2]	2,047	[2]
Derivative liability positions, fair value	189	[1],[2]	155	[2]
Derivative Financial Instruments, Liabilities | Designated as Hedging Instrument | Cash Flow Hedging | Equity Contract | Available-for-Sale Securities | Trading Liabilities
Derivatives designated as hedging relationships, notional amount	1,547	[1],[2]	1,547	[2]
Derivative liability positions, fair value	189	[1],[2]	145	[2]
Derivative Financial Instruments, Liabilities | Designated as Hedging Instrument | Cash Flow Hedging | Interest Rate Contract | Floating Rate Loans | Trading Liabilities
Derivatives designated as hedging relationships, notional amount	0	[1],[2]	500	[2]
Derivative liability positions, fair value	0	[1],[2]	10	[2]
Derivative Financial Instruments, Liabilities | Designated as Hedging Instrument | Fair Value Hedging
Derivatives designated as hedging relationships, notional amount	450	[1],[3]
Derivative liability positions, fair value	1	[1],[3]
Derivative Financial Instruments, Liabilities | Designated as Hedging Instrument | Fair Value Hedging | Equity Contract | Available-for-Sale Securities | Trading Liabilities
Derivatives designated as hedging relationships, notional amount	450	[1],[3]
Derivative liability positions, fair value	1	[1],[3]
Derivative Financial Instruments, Liabilities | Designated as Hedging Instrument | Fair Value Hedging | Interest Rate Contract | Fixed Rate Debt | Trading Liabilities
Derivatives designated as hedging relationships, notional amount	0	[1],[3]
Derivative liability positions, fair value	0	[1],[3]
Derivative Financial Instruments, Liabilities | Nondesignated
Derivatives not designated as hedging instruments, notional amount	126,353	[1],[4]	129,752	[4]
Derivative liability positions, fair value	7,309	[1],[4]	5,019	[4]
Derivative Financial Instruments, Liabilities | Nondesignated | Equity Contract | Trading Activity | Trading Liabilities
Derivatives not designated as hedging instruments, notional amount	10,445	[1],[4]	8,012	[4]
Derivative liability positions, fair value	1,045	[1],[4]	730	[4]
Derivative Financial Instruments, Liabilities | Nondesignated | Interest Rate Contract | Fixed Rate Debt | Trading Liabilities
Derivatives not designated as hedging instruments, notional amount	60	[1],[4]	60	[4]
Derivative liability positions, fair value	9	[1],[4]	4	[4]
Derivative Financial Instruments, Liabilities | Nondesignated | Interest Rate Contract | Mortgage Servicing Rights | Other Liabilities
Derivatives not designated as hedging instruments, notional amount	2,920	[1],[4]	6,480	[4]
Derivative liability positions, fair value	29	[1],[4]	73	[4]
Derivative Financial Instruments, Liabilities | Nondesignated | Interest Rate Contract | Loans | Other Liabilities
Derivatives not designated as hedging instruments, notional amount	6,228	[1],[10],[4]	2,383	[4]
Derivative liability positions, fair value	54	[1],[4]	20	[4]
Derivative Financial Instruments, Liabilities | Nondesignated | Interest Rate Contract | Trading Activity | Trading Liabilities
Derivatives not designated as hedging instruments, notional amount	101,042	[1],[4]	105,926	[4]
Derivative liability positions, fair value	5,847	[1],[4]	3,884	[4]
Derivative Financial Instruments, Liabilities | Nondesignated | Interest Rate Contract | Corporate Bonds and Loans | Trading Liabilities
Derivatives not designated as hedging instruments, notional amount			5	[4]
Derivative liability positions, fair value			0	[4]
Derivative Financial Instruments, Liabilities | Nondesignated | Foreign Exchange Contract | Trading Activity | Trading Liabilities
Derivatives not designated as hedging instruments, notional amount	2,739	[1],[4]	2,818	[4]
Derivative liability positions, fair value	125	[1],[4]	91	[4]
Derivative Financial Instruments, Liabilities | Nondesignated | Foreign Exchange Contract | Foreign-Denominated Debt and Commercial Loans | Trading Liabilities
Derivatives not designated as hedging instruments, notional amount	460	[1],[4]	495	[4]
Derivative liability positions, fair value	129	[1],[4]	128	[4]
Derivative Financial Instruments, Liabilities | Nondesignated | Credit Risk Contract | Loans | Trading Liabilities
Derivatives not designated as hedging instruments, notional amount	308	[1],[4]	227	[4]
Derivative liability positions, fair value	3	[1],[4]	2	[4]
Derivative Financial Instruments, Liabilities | Nondesignated | Credit Risk Contract | Trading Activity | Trading Liabilities
Derivatives not designated as hedging instruments, notional amount	1,809	[1],[4],[8]	1,039	[4]
Derivative liability positions, fair value	23	[1],[4]	34	[4]
Derivative Financial Instruments, Liabilities | Nondesignated | Other Contract | Loans | Other Liabilities
Derivatives not designated as hedging instruments, notional amount	139	[1],[11],[4]	2,196	[12],[4]
Derivative liability positions, fair value	22	[1],[11],[4]	42	[12],[4]
Derivative Financial Instruments, Liabilities | Nondesignated | Other Contract | Trading Activity | Trading Liabilities
Derivatives not designated as hedging instruments, notional amount	203	[1],[4]	111	[4]
Derivative liability positions, fair value	$ 23	[1],[4]	$ 11	[4]

[1]	During 2011, the Company began offsetting cash collateral paid to and received from derivative counterparties when the derivative contracts are subject to ISDA master netting arrangements and meet the derivatives accounting requirements. The effects of offsetting on the Company's Consolidated Balance Sheets as of December 31, 2011 are presented in Note 19, "Fair Value Election and Measurement."
[2]	See “Cash Flow Hedges” in this Note for further discussion.
[3]	See “Fair Value Hedges” in this Note for further discussion.
[4]	See “Economic Hedging and Trading Activities” in this Note for further discussion.
[5]	Amounts include $16.7 billion and $0.6 billion of notional related to interest rate futures and equity futures, respectively. These futures contracts settle in cash daily and therefore, no derivative asset or liability is recognized.
[6]	Amounts include $25.0 billion and $0.5 billion of notional related to interest rate futures and equity futures, respectively. These futures contracts settle in cash daily and therefore, no derivative asset or liability is recognized.
[7]	Amount includes $1.4 billion of notional amounts related to interest rate futures. These futures contracts settle in cash daily and therefore, no derivative asset or liability is recognized.
[8]	Asset and liability amounts include $2 million and $6 million, respectively, of notional from purchased and written credit risk participation agreements, respectively, which notional is calculated as the notional of the derivative participated adjusted by the relevant RWA conversion factor.
[9]	Asset and liability amounts include $1 million and $8 million, respectively, of notional from purchased and written interest rate swap risk participation agreements, respectively, which notional is calculated as the notional of the interest rate swap participated adjusted by the relevant RWA conversion factor.
[10]	Amount includes $1.2 billion of notional amounts related to interest rate futures. These futures contracts settle in cash daily and therefore, no derivative asset or liability is recognized.
[11]	Includes a $22 million derivative liability recognized in other liabilities in the Consolidated Balance Sheets, related to a notional amount of $134 million. The notional amount is based on the number of Visa Class B shares, 3.2 million, the conversion ratio from Class B shares to Class A shares, and the Class A share price at the derivative inception date of May 28, 2009. This derivative was established upon the sale of Class B shares in the second quarter of 2009 as discussed in Note 18, “Reinsurance Arrangements and Guarantees.”
[12]	Includes a $23 million derivative liability recognized in other liabilities in the Consolidated Balance Sheets, related to a notional amount of $134 million. The notional amount is based on the number of Visa Class B shares, 3.2 million, the conversion ratio from Class B shares to Class A shares, and the Class A share price at the derivative inception date of May 28, 2009. This derivative was established upon the sale of Class B shares in the second quarter of 2009 as discussed in Note 18, “Reinsurance Arrangements and Guarantees.”

Derivative Positions (Parenthetical) (Detail) (Nondesignated, USD $) In Millions, unless otherwise specified	Dec. 31, 2011 Trading Activity	Dec. 31, 2010 Trading Activity	Dec. 31, 2011 Derivative Financial Instruments, Assets Trading Activity	Dec. 31, 2010 Derivative Financial Instruments, Assets Trading Activity	Dec. 31, 2011 Derivative Financial Instruments, Assets Future	Dec. 31, 2010 Derivative Financial Instruments, Assets Future	Dec. 31, 2011 Derivative Financial Instruments, Liabilities	May 31, 2009 Derivative Financial Instruments, Liabilities Visa Interest	Dec. 31, 2010
Notional amounts related to interest rate futures			$ 16,700	$ 25,000	$ 1,203	$ 1,400
Notional related to equity futures			631	500
Asset amount notional from purchased and written interest rate swap risk participation agreements	2	1
Liability amount notional from purchased and written interest rate swap risk participation agreements	6	8
Derivative liability recorded in other liabilities, established upon the sale of Visa Class B shares							22		23
Notional amount, established upon the sale of Visa Class B shares							$ 134		$ 134
Shares of Class B Visa Inc. common stock sold to another financial institution, shares								3.2

Impacts of Derivative Financial Instruments on the Consolidated Statements of Income/(Loss) and the Consolidated Statements of Shareholders' Equity (Detail) (USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Cash Flow Hedging
Amount of pre-tax gain/(loss) recognized in OCI on derivative (effective portion)	$ 684		$ 802		$ (198)
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	423	[1]	487	[2]	455	[3]
Cash Flow Hedging | Equity Contract | Available-for-Sale Securities
Amount of pre-tax gain/(loss) recognized in OCI on derivative (effective portion)	(46)		(101)		(296)
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	0	[1]	0	[2]	0	[3]
Cash Flow Hedging | Interest Rate Contract | Floating Rate Loans
Amount of pre-tax gain/(loss) recognized in OCI on derivative (effective portion)	730		903		99
Cash Flow Hedging | Interest Rate Contract | Floating Rate Certificates of Deposit [Member]
Amount of pre-tax gain/(loss) recognized in OCI on derivative (effective portion)					(1)
Cash Flow Hedging | Interest Rate Contract | Floating Rate Debt [Member]
Amount of pre-tax gain/(loss) recognized in OCI on derivative (effective portion)					0
Cash Flow Hedging | Interest Income, Interest and Fees on Loans | Interest Rate Contract | Floating Rate Loans
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	423	[1]	487	[2]	503	[3]
Cash Flow Hedging | Interest Income, Interest and Fees on Loans | Interest Rate Contract | Floating Rate Certificates of Deposit [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net					(47)	[3]
Cash Flow Hedging | Interest Income, Interest and Fees on Loans | Interest Rate Contract | Floating Rate Debt [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net					(1)	[3]
Fair Value Hedging | Trading Account Profits and Commissions | Interest Rate Contract | Fixed Rate Debt
Amount of gain on Derivatives recognized in Income	51	[4]
Amount of gain on related Hedged Items recognized in Income	(52)	[4]
Amount of gain recognized in Income on Hedges (Ineffective Portion)	(1)	[4]
Nondesignated
Amount of gain on Derivatives recognized in Income	779		767		533
Nondesignated | Trading Account Profits and Commissions | Equity Contract | Trading Activity
Amount of gain on Derivatives recognized in Income	(3)		(53)		23
Nondesignated | Trading Account Profits and Commissions | Interest Rate Contract | Fixed Rate Debt
Amount of gain on Derivatives recognized in Income	(5)		(64)		(61)
Nondesignated | Trading Account Profits and Commissions | Interest Rate Contract | Trading Activity
Amount of gain on Derivatives recognized in Income	113		304		46
Nondesignated | Trading Account Profits and Commissions | Interest Rate Contract | Corporate Bonds and Loans
Amount of gain on Derivatives recognized in Income			(1)		7
Nondesignated | Trading Account Profits and Commissions | Foreign Exchange Contract | Trading Activity
Amount of gain on Derivatives recognized in Income	18		7		(4)
Nondesignated | Trading Account Profits and Commissions | Foreign Exchange Contract | Foreign-Denominated Debt and Commercial Loans
Amount of gain on Derivatives recognized in Income	(4)		(94)		72
Nondesignated | Trading Account Profits and Commissions | Credit Risk Contract | Loans
Amount of gain on Derivatives recognized in Income	(1)		(2)		(20)
Nondesignated | Trading Account Profits and Commissions | Credit Risk Contract | Trading Activity
Amount of gain on Derivatives recognized in Income	15		10
Nondesignated | Trading Account Profits and Commissions | Other Contract | Trading Activity
Amount of gain on Derivatives recognized in Income					3
Nondesignated | Mortgage Servicing Income | Interest Rate Contract | Mortgage Servicing Rights
Amount of gain on Derivatives recognized in Income	572		444		(88)
Nondesignated | Mortgage Production Income | Interest Rate Contract | Loans
Amount of gain on Derivatives recognized in Income	(281)		(176)		(75)
Nondesignated | Mortgage Production Income | Other Contract | Loans
Amount of gain on Derivatives recognized in Income	$ 355		$ 392		$ 630

[1]	During the year ended December 31, 2011, the Company also reclassified $202 million in pre-tax gains from AOCI into net interest income. These gains related to hedging relationships that have been previously terminated or de-designated.
[2]	During the year ended December 31, 2010, the Company also reclassified $130 million in pre-tax gains from AOCI into net interest income. These gains related to hedging relationships that have been previously terminated or de-designated.
[3]	During the year ended December 31, 2009, the Company reclassified $31 million in pre-tax gains from AOCI into net interest income. These gains related to hedging relationships that have been previously terminated or de-designated.
[4]	Amounts are recognized in trading income/(loss) in the Consolidated Statements of Income/(Loss).

Impacts of Derivative Financial Instruments on the Consolidated Statements of Income/(Loss) and the Consolidated Statements of Shareholders' Equity (Parenthetical) (Detail) (Cash Flow Hedging, USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Reclassified in pre-tax gains from AOCI into net interest income	$ 423	[1]	$ 487	[2]	$ 455	[3]
Interest Income (Expense), Net [Member]
Reclassified in pre-tax gains from AOCI into net interest income	$ 202		$ 130		$ 31

[1]	During the year ended December 31, 2011, the Company also reclassified $202 million in pre-tax gains from AOCI into net interest income. These gains related to hedging relationships that have been previously terminated or de-designated.
[2]	During the year ended December 31, 2010, the Company also reclassified $130 million in pre-tax gains from AOCI into net interest income. These gains related to hedging relationships that have been previously terminated or de-designated.
[3]	During the year ended December 31, 2009, the Company reclassified $31 million in pre-tax gains from AOCI into net interest income. These gains related to hedging relationships that have been previously terminated or de-designated.

Reinsurance Arrangements and Guarantees - Additional Information (Detail) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended			81 Months Ended			12 Months Ended						12 Months Ended										12 Months Ended				1 Months Ended	12 Months Ended												1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2011 Contingent Consideration	Dec. 31, 2010 Contingent Consideration	Dec. 31, 2011 Non-Agency Securities	Dec. 31, 2010 Non-Agency Securities	Dec. 31, 2009 Non-Agency Securities	Dec. 31, 2011 Agency Securities	Dec. 31, 2010 Agency Securities	Dec. 31, 2011 Ginnie Mae	Dec. 31, 2011 Mortgage Reinsurance Contracts	Dec. 31, 2010 Mortgage Reinsurance Contracts	Dec. 31, 2009 Mortgage Reinsurance Contracts	Dec. 31, 2011 Mortgage Reinsurance Contracts Upper Limit	Dec. 31, 2011 Standby Letters of Credit	Dec. 31, 2010 Standby Letters of Credit	Dec. 31, 2011 Mortgage Loans and Mortgage Servicing Rights	Dec. 31, 2010 Mortgage Loans and Mortgage Servicing Rights	Dec. 31, 2011 Mortgage Loans and Mortgage Servicing Rights Sales	Dec. 31, 2010 Mortgage Loans and Mortgage Servicing Rights Sales	Dec. 31, 2011 Mortgage Loans and Mortgage Servicing Rights, Repurchase Reserves	Dec. 31, 2010 Mortgage Loans and Mortgage Servicing Rights, Repurchase Reserves	Dec. 31, 2011 Mortgage Loans and Mortgage Servicing Rights, Repurchase Reserves Non Performing Loans	Dec. 31, 2010 Mortgage Loans and Mortgage Servicing Rights, Repurchase Reserves Non Performing Loans	May 31, 2009 Visa Interest	Dec. 31, 2011 Visa Interest	Dec. 31, 2010 Visa Interest	Dec. 31, 2009 Visa Interest	Dec. 31, 2011 Tax Credit Sales [Member]	Dec. 31, 2010 Tax Credit Sales [Member]	Dec. 31, 2011 Derivative Financial Instruments, Liabilities [Member]		Dec. 31, 2010 Derivative Financial Instruments, Liabilities [Member]	Dec. 31, 2011 Not Designated as Hedging Instrument [Member] Derivative Financial Instruments, Liabilities [Member]		Dec. 31, 2010 Not Designated as Hedging Instrument [Member] Derivative Financial Instruments, Liabilities [Member]		May 31, 2009 Not Designated as Hedging Instrument [Member] Derivative Financial Instruments, Liabilities [Member] Visa Interest
Mortgage loans were covered by such mortgage reinsurance contracts													$ 8,000,000,000
Total loss exposure ceded to the Company													309,000,000
Maximum amount of loss exposure based on funds held in each seperate trust account, including net premiums due to the trust accounts													42,000,000
Maximum Exposure to Loss Reserves													38,000,000	148,000,000
Provision For Losses, Mortgage Reinsurance	28,000,000	27,000,000	115,000,000										28,000,000	27,000,000	115,000,000
Future reported losses																4,000,000
Future cash losses																4,000,000
Premium income, mortgage reinsurance													26,000,000	38,000,000	48,000,000
Maximum potential amount obligation					10,000,000	5,000,000											5,200,000,000	6,400,000,000													37,000,000
Fair value of contingent payments					10,000,000	3,000,000											105,000,000	109,000,000	320,000,000	265,000,000	8,000,000	6,000,000
Guarantee obligations, carrying value					10,000,000	3,000,000											105,000,000	109,000,000	320,000,000	265,000,000	8,000,000	6,000,000
Loans sold from January 1, 2005 to September 30, 2011	244,300,000,000			244,300,000,000			30,300,000,000			187,400,000,000		26,600,000,000
Repurchase request volume	1,700,000,000	1,100,000,000	1,100,000,000	5,300,000,000			50,000,000	55,000,000	99,000,000
Unpaid principal balance of loans related to unresolved requests previously received from investors	590,000,000	293,000,000		590,000,000			12,000,000	29,000,000		578,000,000	264,000,000
Repurchased or otherwise settled mortgages																							789,000,000	677,000,000
Repurchased mortgage loans																							252,000,000	153,000,000	134,000,000	86,000,000
Amount funded by Visa into an escrow account to fund judgments and settlements relating to litigation																												8,100,000,000
Shares of Class B Visa Inc. common stock sold to another financial institution, shares																																								3.2
Shares of Class B Visa Inc. common stock sold to another financial institution, value																											112,000,000
Shares of Class B Visa Inc. common stock sold to another financial institution, recognized a gain	0	0	112,000,000																								112,000,000
Payments to derivative counterparty																												8,000,000	17,000,000	10,000,000
Derivative liability positions, fair value																												22,000,000	23,000,000				7,499,000,000	[1]	5,174,000,000	7,309,000,000	[1],[2]	5,019,000,000	[2]
Common stock conversion rate																											0.6296	0.4254
Tax Credits To Be Delivered																															5,000,000	7,000,000
Loss Contingency, Range of Possible Loss, Minimum																			$ 0

[1]	During 2011, the Company began offsetting cash collateral paid to and received from derivative counterparties when the derivative contracts are subject to ISDA master netting arrangements and meet the derivatives accounting requirements. The effects of offsetting on the Company's Consolidated Balance Sheets as of December 31, 2011 are presented in Note 19, "Fair Value Election and Measurement."
[2]	See “Economic Hedging and Trading Activities” in this Note for further discussion.

Outstanding Balance of Loans Sold by Vintage and Type of Buyer (Detail) (USD $) In Billions, unless otherwise specified	Dec. 31, 2011
Outstanding balance remaining of loans sold to outside investors	$ 116.1
Agency Securities
Outstanding balance remaining of loans sold to outside investors	84.3	[1]
Ginnie Mae
Outstanding balance remaining of loans sold to outside investors	17.4	[1]
Non-Agency Securities
Outstanding balance remaining of loans sold to outside investors	14.4
Vintage 2005
Outstanding balance remaining of loans sold to outside investors	9.2
Vintage 2005 | Agency Securities
Outstanding balance remaining of loans sold to outside investors	4.5	[1]
Vintage 2005 | Ginnie Mae
Outstanding balance remaining of loans sold to outside investors	0.7	[1]
Vintage 2005 | Non-Agency Securities
Outstanding balance remaining of loans sold to outside investors	4
Vintage 2006
Outstanding balance remaining of loans sold to outside investors	11.7
Vintage 2006 | Agency Securities
Outstanding balance remaining of loans sold to outside investors	5.4	[1]
Vintage 2006 | Ginnie Mae
Outstanding balance remaining of loans sold to outside investors	0.5	[1]
Vintage 2006 | Non-Agency Securities
Outstanding balance remaining of loans sold to outside investors	5.8
Vintage 2007
Outstanding balance remaining of loans sold to outside investors	15.6
Vintage 2007 | Agency Securities
Outstanding balance remaining of loans sold to outside investors	10.4	[1]
Vintage 2007 | Ginnie Mae
Outstanding balance remaining of loans sold to outside investors	0.6	[1]
Vintage 2007 | Non-Agency Securities
Outstanding balance remaining of loans sold to outside investors	4.6
Vintage 2008
Outstanding balance remaining of loans sold to outside investors	13.8
Vintage 2008 | Agency Securities
Outstanding balance remaining of loans sold to outside investors	11.1	[1]
Vintage 2008 | Ginnie Mae
Outstanding balance remaining of loans sold to outside investors	2.7	[1]
Vintage 2008 | Non-Agency Securities
Outstanding balance remaining of loans sold to outside investors	0
Vintage 2009
Outstanding balance remaining of loans sold to outside investors	30.6
Vintage 2009 | Agency Securities
Outstanding balance remaining of loans sold to outside investors	24.9	[1]
Vintage 2009 | Ginnie Mae
Outstanding balance remaining of loans sold to outside investors	5.7	[1]
Vintage 2009 | Non-Agency Securities
Outstanding balance remaining of loans sold to outside investors	0
Vintage 2010
Outstanding balance remaining of loans sold to outside investors	18.3
Vintage 2010 | Agency Securities
Outstanding balance remaining of loans sold to outside investors	14.2	[1]
Vintage 2010 | Ginnie Mae
Outstanding balance remaining of loans sold to outside investors	4.1	[1]
Vintage 2010 | Non-Agency Securities
Outstanding balance remaining of loans sold to outside investors	0
Fiscal Year 2011
Outstanding balance remaining of loans sold to outside investors	16.9
Fiscal Year 2011 | Agency Securities
Outstanding balance remaining of loans sold to outside investors	13.8	[1]
Fiscal Year 2011 | Ginnie Mae
Outstanding balance remaining of loans sold to outside investors	3.1	[1]
Fiscal Year 2011 | Non-Agency Securities
Outstanding balance remaining of loans sold to outside investors	$ 0

[1]	Balances based on loans serviced by the Company.

Mortgage Loan Repurchase Losses (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reserve for mortgage loan repurchase losses
Balance at beginning of period	$ 265	$ 200	$ 92
Repurchase provision	502	456	444
Charge-offs	(447)	(391)	(336)
Balance at end of period	320	265	200
Mortgage Loans and Mortgage Servicing Rights
Loss Contingency, Range of Possible Loss, Minimum	0
Reserve for mortgage loan repurchase losses
Loss Contingency, Range of Possible Loss, Maximum	$ 700

Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Assets
Trading assets	$ 6,279		$ 6,175
Loans held for sale	2,141	[1]	3,168	[1]
Liabilities
Trading liabilities	1,806		2,678
Fair Value, Measurements, Recurring
Assets
Trading assets	6,279		6,175
Loans held for sale	2,141		3,168
LHFI	433		492
Other intangible assets	921		1,439
Other assets	554	[2]	241	[2]
Liabilities
Trading liabilities	1,806		2,678
Brokered deposits	1,018		1,213
Long-term debt	1,997		2,837
Other liabilities	84	[2],[3]	114	[2],[3]
Fair Value, Measurements, Recurring | US Treasury Securities
Assets
Trading assets			187
Liabilities
Trading liabilities			439
Fair Value, Measurements, Recurring | US Government Agencies Debt Securities
Assets
Trading assets			361
Fair Value, Measurements, Recurring | US States and Political Subdivisions Debt Securities
Assets
Trading assets			123
Fair Value, Measurements, Recurring | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises
Assets
Trading assets			301
Fair Value, Measurements, Recurring | Mortgage-backed Securities, Issued by Private Enterprises
Assets
Trading assets			15
Fair Value, Measurements, Recurring | Collateralized Debt Obligations
Assets
Trading assets			55
Fair Value, Measurements, Recurring | Asset-backed Securities
Assets
Trading assets			59
Fair Value, Measurements, Recurring | Corporate And Other Debt Securities
Assets
Trading assets			743
Liabilities
Trading liabilities			398
Fair Value, Measurements, Recurring | Commercial Paper
Assets
Trading assets			14
Fair Value, Measurements, Recurring | Equity Securities
Assets
Trading assets			221
Fair Value, Measurements, Recurring | Derivative Financial Instruments, Assets
Assets
Trading assets			2,743
Fair Value, Measurements, Recurring | Trading Loans
Assets
Trading assets			1,353
Fair Value, Measurements, Recurring | Residential Mortgage, Loans Held For Sale
Assets
Loans held for sale	1,826		2,847
Fair Value, Measurements, Recurring | Corporate and Other
Assets
Loans held for sale	315		321
Fair Value, Measurements, Recurring | Derivative Financial Instruments, Liabilities
Liabilities
Trading liabilities			1,841
Fair Value, Measurements, Recurring | Fair Value Adjustments on Hedges and Derivative Contracts [Member]
Assets
Trading assets	(1,030)	[4]
Liabilities
Trading liabilities	(1,170)	[4]
Fair Value, Measurements, Recurring | Available-for-Sale Securities
Assets
Securities available for sale	28,117		26,895
Fair Value, Measurements, Recurring | Available-for-Sale Securities | US Treasury Securities
Assets
Securities available for sale	694		5,516
Fair Value, Measurements, Recurring | Available-for-Sale Securities | US Government Agencies Debt Securities
Assets
Securities available for sale	1,932		1,895
Fair Value, Measurements, Recurring | Available-for-Sale Securities | US States and Political Subdivisions Debt Securities
Assets
Securities available for sale	454		579
Fair Value, Measurements, Recurring | Available-for-Sale Securities | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises
Assets
Securities available for sale	21,223		14,358
Fair Value, Measurements, Recurring | Available-for-Sale Securities | Mortgage-backed Securities, Issued by Private Enterprises
Assets
Securities available for sale	221		347
Fair Value, Measurements, Recurring | Available-for-Sale Securities | Collateralized Debt Obligations
Assets
Securities available for sale	50		50
Fair Value, Measurements, Recurring | Available-for-Sale Securities | Asset-backed Securities
Assets
Securities available for sale	464		808
Fair Value, Measurements, Recurring | Available-for-Sale Securities | Corporate And Other Debt Securities
Assets
Securities available for sale	51		482
Fair Value, Measurements, Recurring | Available-for-Sale Securities | Equity Securities, Coca Cola
Assets
Securities available for sale	2,099		1,973
Fair Value, Measurements, Recurring | Available-for-Sale Securities | Equity Securities, Other
Assets
Securities available for sale	929	[5]	887	[6]
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Assets
Trading assets	541		353
Loans held for sale	0		0
LHFI	0		0
Other intangible assets	0		0
Other assets	7	[2]	0	[2]
Liabilities
Trading liabilities	780		559
Brokered deposits	0		0
Long-term debt	0		0
Other liabilities	1	[2],[3]	0	[2],[3]
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | US Treasury Securities
Assets
Trading assets	144		187
Liabilities
Trading liabilities	569		439
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | US Government Agencies Debt Securities
Assets
Trading assets	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | US States and Political Subdivisions Debt Securities
Assets
Trading assets	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises
Assets
Trading assets	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Mortgage-backed Securities, Issued by Private Enterprises
Assets
Trading assets	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Collateralized Debt Obligations
Assets
Trading assets	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Asset-backed Securities
Assets
Trading assets	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Corporate And Other Debt Securities
Assets
Trading assets	0		0
Liabilities
Trading liabilities	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Commercial Paper
Assets
Trading assets	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Equity Securities
Assets
Trading assets	91		0
Liabilities
Trading liabilities	37
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Derivative Financial Instruments, Assets
Assets
Trading assets	306		166
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Trading Loans
Assets
Trading assets	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Residential Mortgage, Loans Held For Sale
Assets
Loans held for sale	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Corporate and Other
Assets
Loans held for sale	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Derivative Financial Instruments, Liabilities
Liabilities
Trading liabilities	174		120
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Available-for-Sale Securities
Assets
Securities available for sale	2,981		7,489
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Available-for-Sale Securities | US Treasury Securities
Assets
Securities available for sale	694		5,516
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Available-for-Sale Securities | US Government Agencies Debt Securities
Assets
Securities available for sale	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Available-for-Sale Securities | US States and Political Subdivisions Debt Securities
Assets
Securities available for sale	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Available-for-Sale Securities | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises
Assets
Securities available for sale	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Available-for-Sale Securities | Mortgage-backed Securities, Issued by Private Enterprises
Assets
Securities available for sale	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Available-for-Sale Securities | Collateralized Debt Obligations
Assets
Securities available for sale	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Available-for-Sale Securities | Asset-backed Securities
Assets
Securities available for sale	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Available-for-Sale Securities | Corporate And Other Debt Securities
Assets
Securities available for sale	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Available-for-Sale Securities | Equity Securities, Coca Cola
Assets
Securities available for sale	2,099		1,973
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Available-for-Sale Securities | Equity Securities, Other
Assets
Securities available for sale	188	[5]	0	[6]
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Assets
Trading assets	6,719		5,613
Loans held for sale	2,140		3,161
LHFI	0		0
Other intangible assets	0		0
Other assets	463	[2]	223	[2]
Liabilities
Trading liabilities	2,007		1,974
Brokered deposits	1,018		1,213
Long-term debt	1,997		2,837
Other liabilities	61	[2],[3]	72	[2],[3]
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | US Treasury Securities
Assets
Trading assets	0		0
Liabilities
Trading liabilities	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | US Government Agencies Debt Securities
Assets
Trading assets	478		361
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | US States and Political Subdivisions Debt Securities
Assets
Trading assets	54		123
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises
Assets
Trading assets	412		301
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Mortgage-backed Securities, Issued by Private Enterprises
Assets
Trading assets	0		9
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Collateralized Debt Obligations
Assets
Trading assets	2		2
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Asset-backed Securities
Assets
Trading assets	32		32
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Corporate And Other Debt Securities
Assets
Trading assets	344		743
Liabilities
Trading liabilities	77		398
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Commercial Paper
Assets
Trading assets	229		14
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Equity Securities
Assets
Trading assets	0		98
Liabilities
Trading liabilities	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Derivative Financial Instruments, Assets
Assets
Trading assets	3,138		2,577
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Trading Loans
Assets
Trading assets	2,030		1,353
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Residential Mortgage, Loans Held For Sale
Assets
Loans held for sale	1,825		2,845
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Corporate and Other
Assets
Loans held for sale	315		316
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Derivative Financial Instruments, Liabilities
Liabilities
Trading liabilities	1,930		1,576
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Available-for-Sale Securities
Assets
Securities available for sale	24,095		18,270
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Available-for-Sale Securities | US Treasury Securities
Assets
Securities available for sale	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Available-for-Sale Securities | US Government Agencies Debt Securities
Assets
Securities available for sale	1,932		1,895
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Available-for-Sale Securities | US States and Political Subdivisions Debt Securities
Assets
Securities available for sale	396		505
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Available-for-Sale Securities | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises
Assets
Securities available for sale	21,223		14,358
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Available-for-Sale Securities | Mortgage-backed Securities, Issued by Private Enterprises
Assets
Securities available for sale	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Available-for-Sale Securities | Collateralized Debt Obligations
Assets
Securities available for sale	50		50
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Available-for-Sale Securities | Asset-backed Securities
Assets
Securities available for sale	448		788
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Available-for-Sale Securities | Corporate And Other Debt Securities
Assets
Securities available for sale	46		477
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Available-for-Sale Securities | Equity Securities, Coca Cola
Assets
Securities available for sale	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Available-for-Sale Securities | Equity Securities, Other
Assets
Securities available for sale	0	[5]	197	[6]
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Assets
Trading assets	49		209
Loans held for sale	1		7
LHFI	433		492
Other intangible assets	921		1,439
Other assets	84	[2]	18	[2]
Liabilities
Trading liabilities	189		145
Brokered deposits	0		0
Long-term debt	0		0
Other liabilities	22	[2],[3]	42	[2],[3]
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | US Treasury Securities
Assets
Trading assets	0		0
Liabilities
Trading liabilities	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | US Government Agencies Debt Securities
Assets
Trading assets	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | US States and Political Subdivisions Debt Securities
Assets
Trading assets	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises
Assets
Trading assets	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Mortgage-backed Securities, Issued by Private Enterprises
Assets
Trading assets	1		6
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Collateralized Debt Obligations
Assets
Trading assets	43		53
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Asset-backed Securities
Assets
Trading assets	5		27
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Corporate And Other Debt Securities
Assets
Trading assets	0		0
Liabilities
Trading liabilities	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Commercial Paper
Assets
Trading assets	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Equity Securities
Assets
Trading assets	0		123
Liabilities
Trading liabilities	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Derivative Financial Instruments, Assets
Assets
Trading assets	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Trading Loans
Assets
Trading assets	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Residential Mortgage, Loans Held For Sale
Assets
Loans held for sale	1		2
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Corporate and Other
Assets
Loans held for sale	0		5
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Derivative Financial Instruments, Liabilities
Liabilities
Trading liabilities	189		145
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Available-for-Sale Securities
Assets
Securities available for sale	1,041		1,136
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Available-for-Sale Securities | US Treasury Securities
Assets
Securities available for sale	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Available-for-Sale Securities | US Government Agencies Debt Securities
Assets
Securities available for sale	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Available-for-Sale Securities | US States and Political Subdivisions Debt Securities
Assets
Securities available for sale	58		74
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Available-for-Sale Securities | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises
Assets
Securities available for sale	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Available-for-Sale Securities | Mortgage-backed Securities, Issued by Private Enterprises
Assets
Securities available for sale	221		347
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Available-for-Sale Securities | Collateralized Debt Obligations
Assets
Securities available for sale	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Available-for-Sale Securities | Asset-backed Securities
Assets
Securities available for sale	16		20
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Available-for-Sale Securities | Corporate And Other Debt Securities
Assets
Securities available for sale	5		5
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Available-for-Sale Securities | Equity Securities, Coca Cola
Assets
Securities available for sale	0		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Available-for-Sale Securities | Equity Securities, Other
Assets
Securities available for sale	741	[5]	690	[6]
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Available-for-Sale Securities | Federal Home Loan Bank Stock and Federal Reserve Bank Stock [Member]
Assets
Securities available for sale	740	[5]	689	[6]
Fair Value, Measurements, Recurring | Estimate of Fair Value, Fair Value Disclosure [Member]
Assets
Trading assets	7,309
Liabilities
Trading liabilities	2,976
Fair Value, Measurements, Recurring | Estimate of Fair Value, Fair Value Disclosure [Member] | US Treasury Securities
Assets
Trading assets	144
Liabilities
Trading liabilities	569
Fair Value, Measurements, Recurring | Estimate of Fair Value, Fair Value Disclosure [Member] | US Government Agencies Debt Securities
Assets
Trading assets	478
Fair Value, Measurements, Recurring | Estimate of Fair Value, Fair Value Disclosure [Member] | US States and Political Subdivisions Debt Securities
Assets
Trading assets	54
Fair Value, Measurements, Recurring | Estimate of Fair Value, Fair Value Disclosure [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises
Assets
Trading assets	412
Fair Value, Measurements, Recurring | Estimate of Fair Value, Fair Value Disclosure [Member] | Mortgage-backed Securities, Issued by Private Enterprises
Assets
Trading assets	1
Fair Value, Measurements, Recurring | Estimate of Fair Value, Fair Value Disclosure [Member] | Collateralized Debt Obligations
Assets
Trading assets	45
Fair Value, Measurements, Recurring | Estimate of Fair Value, Fair Value Disclosure [Member] | Asset-backed Securities
Assets
Trading assets	37
Fair Value, Measurements, Recurring | Estimate of Fair Value, Fair Value Disclosure [Member] | Corporate And Other Debt Securities
Assets
Trading assets	344
Liabilities
Trading liabilities	77
Fair Value, Measurements, Recurring | Estimate of Fair Value, Fair Value Disclosure [Member] | Commercial Paper
Assets
Trading assets	229
Fair Value, Measurements, Recurring | Estimate of Fair Value, Fair Value Disclosure [Member] | Equity Securities
Assets
Trading assets	91
Liabilities
Trading liabilities	37
Fair Value, Measurements, Recurring | Estimate of Fair Value, Fair Value Disclosure [Member] | Derivative Financial Instruments, Assets
Assets
Trading assets	3,444
Fair Value, Measurements, Recurring | Estimate of Fair Value, Fair Value Disclosure [Member] | Trading Loans
Assets
Trading assets	2,030
Fair Value, Measurements, Recurring | Estimate of Fair Value, Fair Value Disclosure [Member] | Derivative Financial Instruments, Liabilities
Liabilities
Trading liabilities	$ 2,293

[1]	Includes loans held for sale, at fair value, of consolidated VIEs $315 $316
[2]	These amounts include IRLCs and derivative financial instruments entered into by the Mortgage line of business to hedge its interest rate risk.
[3]	These amounts include the derivative associated with the Company's sale of Visa shares during the year ended December 31, 2009.
[4]	Amount represents the cash collateral received from or deposited with derivative counterparties. Amount is offset with derivatives in the Consolidated Balance Sheets as of December 31, 2011.
[5]	Includes at cost, $342 million of FHLB of Atlanta stock, $398 million of Federal Reserve Bank stock, and $187 million in mutual fund investments.
[6]	Includes at cost, $298 million of FHLB of Atlanta stock, $391 million of Federal Reserve Bank stock, and $197 million in mutual fund investments.

Assets and Liabilities Measured at Fair Value on a Recurring Basis (Parenthetical) (Detail) (Equity Securities, Other, Fair Value, Measurements, Recurring, USD $)
In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Equity Securities, Other | Fair Value, Measurements, Recurring
Federal Home Loan Bank (FHLB) of Atlanta stock stated at par value	$ 342	$ 298
Federal Reserve Bank stock stated at par value	398	391
Mutual fund investments (par value)	$ 187	$ 197

Fair Value Option Elected, Difference Between the Aggregate Fair Value and the Aggregate Unpaid Principal Balance (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Trading loans	$ 6,279		$ 6,175
LHFS	2,141	[1]	3,168	[1]
Brokered deposits	1,018		1,213
Aggregate Fair Value Under Fair Value Option
Trading loans	2,030		1,353
LHFS	2,139		3,160
LHFI	407		462
Brokered deposits	1,018		1,213
Long-term debt	1,997		2,837
Aggregate Fair Value Under Fair Value Option | Loans Held-for-Sale
Past due loans of 90 days or more	1		2
Nonaccrual loans	1		6
Aggregate Fair Value Under Fair Value Option | Loans Held For Investment [Member]
Past due loans of 90 days or more	1		2
Nonaccrual loans	25		28
Aggregate Unpaid Principal Balance Under Fair Value Option
Trading loans	2,010		1,320
LHFS	2,077		3,155
LHFI	439		517
Brokered deposits	1,011		1,188
Long-term debt	1,901		2,753
Aggregate Unpaid Principal Balance Under Fair Value Option | Loans Held-for-Sale
Past due loans of 90 days or more	1		2
Nonaccrual loans	8		25
Aggregate Unpaid Principal Balance Under Fair Value Option | Loans Held For Investment [Member]
Past due loans of 90 days or more	2		4
Nonaccrual loans	48		54
Fair Value Over/(Under) Unpaid Principal
Trading loans	20		33
LHFS	62		5
LHFI	(32)		(55)
Brokered deposits	7		25
Long-term debt	96		84
Fair Value Over/(Under) Unpaid Principal | Loans Held-for-Sale
Past due loans of 90 days or more	0		0
Nonaccrual loans	(7)		(19)
Fair Value Over/(Under) Unpaid Principal | Loans Held For Investment [Member]
Past due loans of 90 days or more	(1)		(2)
Nonaccrual loans	$ (23)		$ (26)

[1]	Includes loans held for sale, at fair value, of consolidated VIEs $315 $316

Change in Fair Value of Financial Instruments for which the FVO has been Elected (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Trading Account Assets
Fair Value Gain/(Loss) for Items Measured at Fair Value Pursuant to Election of the Fair Value Option	$ 21	[1]	$ (3)	[2]	$ 3	[3]
Loans Held-for-Sale
Fair Value Gain/(Loss) for Items Measured at Fair Value Pursuant to Election of the Fair Value Option	440	[1]	594	[2]	627	[3]
Mortgage Servicing Rights [Member]
Fair Value Gain/(Loss) for Items Measured at Fair Value Pursuant to Election of the Fair Value Option	(726)	[1]	(498)	[2]	83	[3]
Brokered Deposits
Fair Value Gain/(Loss) for Items Measured at Fair Value Pursuant to Election of the Fair Value Option	32	[1]	(62)	[2]	11	[3]
Long-term Debt [Member]
Fair Value Gain/(Loss) for Items Measured at Fair Value Pursuant to Election of the Fair Value Option	(12)	[1]	(168)	[2]	(65)	[3]
Loans Held-for-Investment
Fair Value Gain/(Loss) for Items Measured at Fair Value Pursuant to Election of the Fair Value Option	14	[1]	7	[2]	2	[3]
Trading Account Profits And Commissions [Member] | Trading Account Assets
Fair Value Gain/(Loss) for Items Measured at Fair Value Pursuant to Election of the Fair Value Option	21		(3)		3
Trading Account Profits And Commissions [Member] | Loans Held-for-Sale
Fair Value Gain/(Loss) for Items Measured at Fair Value Pursuant to Election of the Fair Value Option	(10)		26		2
Trading Account Profits And Commissions [Member] | Mortgage Servicing Rights [Member]
Fair Value Gain/(Loss) for Items Measured at Fair Value Pursuant to Election of the Fair Value Option	0		0		0
Trading Account Profits And Commissions [Member] | Brokered Deposits
Fair Value Gain/(Loss) for Items Measured at Fair Value Pursuant to Election of the Fair Value Option	32		(62)		11
Trading Account Profits And Commissions [Member] | Long-term Debt [Member]
Fair Value Gain/(Loss) for Items Measured at Fair Value Pursuant to Election of the Fair Value Option	(12)		(168)		(65)
Trading Account Profits And Commissions [Member] | Loans Held-for-Investment
Fair Value Gain/(Loss) for Items Measured at Fair Value Pursuant to Election of the Fair Value Option	3		0		3
Mortgage Production Income [Member] | Trading Account Assets
Fair Value Gain/(Loss) for Items Measured at Fair Value Pursuant to Election of the Fair Value Option	0	[4]	0	[5]	0	[6]
Mortgage Production Income [Member] | Loans Held-for-Sale
Fair Value Gain/(Loss) for Items Measured at Fair Value Pursuant to Election of the Fair Value Option	450	[4]	568	[5]	625	[6]
Mortgage Production Income [Member] | Mortgage Servicing Rights [Member]
Fair Value Gain/(Loss) for Items Measured at Fair Value Pursuant to Election of the Fair Value Option	7	[4]	15	[5]	17	[6]
Mortgage Production Income [Member] | Brokered Deposits
Fair Value Gain/(Loss) for Items Measured at Fair Value Pursuant to Election of the Fair Value Option	0	[4]	0	[5]	0	[6]
Mortgage Production Income [Member] | Long-term Debt [Member]
Fair Value Gain/(Loss) for Items Measured at Fair Value Pursuant to Election of the Fair Value Option	0	[4]	0	[5]	0	[6]
Mortgage Production Income [Member] | Loans Held-for-Investment
Fair Value Gain/(Loss) for Items Measured at Fair Value Pursuant to Election of the Fair Value Option	11	[4]	7	[5]	(1)	[6]
Mortgage Servicing Income [Member] | Trading Account Assets
Fair Value Gain/(Loss) for Items Measured at Fair Value Pursuant to Election of the Fair Value Option	0		0		0
Mortgage Servicing Income [Member] | Loans Held-for-Sale
Fair Value Gain/(Loss) for Items Measured at Fair Value Pursuant to Election of the Fair Value Option	0		0		0
Mortgage Servicing Income [Member] | Mortgage Servicing Rights [Member]
Fair Value Gain/(Loss) for Items Measured at Fair Value Pursuant to Election of the Fair Value Option	(733)		(513)		66
Mortgage Servicing Income [Member] | Brokered Deposits
Fair Value Gain/(Loss) for Items Measured at Fair Value Pursuant to Election of the Fair Value Option	0		0		0
Mortgage Servicing Income [Member] | Long-term Debt [Member]
Fair Value Gain/(Loss) for Items Measured at Fair Value Pursuant to Election of the Fair Value Option	0		0		0
Mortgage Servicing Income [Member] | Loans Held-for-Investment
Fair Value Gain/(Loss) for Items Measured at Fair Value Pursuant to Election of the Fair Value Option	$ 0		$ 0		$ 0

[1]	Changes in fair value for the year ended December 31, 2011, exclude accrued interest for the periods then ended. Interest income or interest expense on trading loans, LHFS, LHFI, brokered time deposits and long-term debt that have been elected to be carried at fair value are recorded in interest income or interest expense in the Consolidated Statements of Income/(Loss) based on their contractual coupons.
[2]	Changes in fair value for the year ended December 31, 2010, exclude accrued interest for the periods then ended. Interest income or interest expense on trading loans, LHFS, LHFI, brokered time deposits and long-term debt that have been elected to be carried at fair value are recorded in interest income or interest expense in the Consolidated Statements of Income/(Loss) based on their contractual coupons.
[3]	Changes in fair value for the year ended December 31, 2009, exclude accrued interest for the periods then ended. Interest income or interest expense on trading loans, LHFS, LHFI, brokered time deposits and long-term debt that have been elected to be carried at fair value are recorded in interest income or interest expense in the Consolidated Statements of Income/(Loss) based on their contractual coupons.
[4]	For the year ended December 31, 2011, income related to LHFS includes $217 million related to MSRs recognized upon the sale of loans reported at fair value. For the year ended December 31, 2011, income related to MSRs includes $7 million of MSRs recognized upon the sale of loans reported at LOCOM. These MSRs are included in the table since the Company elected to report MSRs recognized in 2009 and beyond using the fair value method. Previously, MSRs were reported under the amortized cost method.
[5]	For the year ended December 31, 2010, income related to LHFS, includes $274 million related to MSRs recognized upon the sale of loans reported at fair value. For the year ended December 31, 2010, income related to MSRs includes $15 million of MSRs recognized upon the sale of loans reported at LOCOM. These MSRs are included in the table since the Company elected to report MSRs recognized in 2009 and beyond using the fair value method. Previously, MSRs were reported under the amortized cost method.
[6]	For the year ended December 31, 2009, income related to LHFS, includes $664 million related to MSRs recognized upon the sale of loans reported at fair value. For the year ended December 31, 2009, income related to MSRs includes $18 million of MSRs recognized upon the sale of loans reported at LOCOM. These MSRs are included in the table since the Company elected to report MSRs recognized in 2009 and beyond using the fair value method. Previously, MSRs were reported under the amortized cost method.

Change in Fair Value of Financial Instruments for which the FVO has been Elected (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income recognized upon the sale of loans	$ 22	$ 6
Loans Held-for-Sale | Mortgage Production Income
Income recognized upon the sale of loans	217	274	664
Mortgage Servicing Rights | Mortgage Production Income
Income recognized upon the sale of loans	$ 7	$ 15	$ 18

Fair Value Measurement and Election - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Proceeds from sale of retained interest	$ 20
Gains recognized from redemptions of ARS		33		18
LHFI at fair value		433	[1]	492	[1]
Incremental charge-off		2,241		3,018		3,398
Loans sold at carrying value		725		740
Loans returned to LHFI		63		213		307
Fair Value, Inputs, Level 2 | Personal Property Under Operating Leases
Impairment charge		5		12
Total Return Swap | Fair Value, Inputs, Level 2
LHFI at fair value		1,700		972
Interest Rate Lock Commitments
Transferred Out of Level 3 in The Fair Value Hierarchy		(271)		398
Affordable Housing
Impairment charge		10		15
Other Assets [Member] | Fair Value, Inputs, Level 3
Impairment charge		0		3
Collateralized Debt Obligations | Fair Value, Inputs, Level 2
Issued securities contained in a consolidated CLO at fair value in order to recognize the nonrecourse nature of these liabilities		289
Lower Limit
Probable forecasted sale of Coke		6.5
Upper Limit
Probable forecasted sale of Coke		7
Structured Investment Vehicle | Collateralized Debt Obligations
Proceeds from sale of trading assets	21
Asset-backed Securities | Trading Assets | Fair Value, Inputs, Level 2
Fair value measurement with unobservable inputs reconciliation recurring basis asset and liabilities level 3 transfers out of		32
Asset-backed Securities | Available-for-Sale Securities | Fair Value, Inputs, Level 2
Fair value measurement with unobservable inputs reconciliation recurring basis asset and liabilities level 3 transfers out of		72
Asset-backed Securities | Student Loans
Government guarantee		97.00%
Asset-backed Securities | Auto Loans | Home Equity Lines Of Credit
Transferred Out of Level 3 in The Fair Value Hierarchy	31
Equity Securities | Fair Value, Inputs, Level 2
Mutual funds net asset value		$ 1
Equity Securities, Coca Cola | Fair Value, Inputs, Level 3
Derivative in a liability position, fair value		189		145
Trading Account Assets | Fair Value, Inputs, Level 2
Trading loans were outstanding		323		381
Residential Mortgage, Loans Held For Sale | Fair Value, Inputs, Level 2
Recognized losses due to changes in fair value attributable to borrower-specific credit risk		15		18		24
Residential Mortgage, Loans Held For Sale | Non Performing Loans
Transferred loans that were previously designated as held for investment to held for sale		47		160
Incremental charge-off		10
Loans sold at carrying value		34
Loans returned to LHFI		13
Brokered Deposits | Fair Value, Inputs, Level 2
Recognized gains (losses) on liabilities due to changes in its own credit spread		2		41		2
Long-term Debt [Member] | Fair Value, Inputs, Level 2
Recognized gains (losses) on liabilities due to changes in its own credit spread		57		95		233
Private Equity Funds | Other Assets [Member] | Fair Value, Inputs, Level 3
Impairment charge		11		5
Repossessed Personal Property | Other Assets [Member] | Fair Value, Inputs, Level 2
Impairment charge		1		8
Subordinate Interests [Member] | Residential Mortgage | Variable Interest Entity, Not Primary Beneficiary [Member]
Liquidation of Remaining Interest in Securitization		$ 49

[1]	Includes loans of consolidated VIEs $3,322 $2,869

Reconciliation of the Beginning and Ending Balances for Fair Valued Assets and Liabilities Measured on a Recurring Basis Using Significant Unobservable Inputs (Detail) (USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Derivative Financial Instruments, Liabilities
Beginning balance	$ (145)		$ (46)
Included in earnings	2		2	[1]
OCI	(46)	[2]	(101)	[3]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Purchases	0
Sales	0
Purchases, sales, issuances, settlements, maturities paydowns, net			0
Settlements	0
Transfers to other balance sheet line items	0		0
Transfers into Level 3			0
Transfers out of Level 3			0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Liabilities Transfers Into Level 3	0
Fair Value Measurement With Unobservable Inputs Reconciliation, Recurring Basis, Liabilities Transfers Out Of Level 3
Fair value, ending balance	(189)		(145)
Change in unrealized gains / (losses) included in earnings for the period related to financial assets still held at the end of period	2	[1],[4]	2	[1],[5]
Trading Account Assets
Beginning balance	209		390
Included in earnings	49	[1]	77	[1]
OCI	0		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	6
Sales	(57)
Purchases, sales, issuances, settlements, maturities paydowns, net			(192)
Settlements	(138)
Transfers to other balance sheet line items	(20)		(23)
Transfers into Level 3	0		0
Transfers out of Level 3	0		(43)
Fair value, ending balance	49		209
Change in unrealized gains / (losses) included in earnings for the period related to financial assets still held at the end of period	10	[1],[4]	13	[1],[5]
Trading Account Assets | US States and Political Subdivisions Debt Securities
Beginning balance			7
Included in earnings			1
OCI			0
Purchases, sales, issuances, settlements, maturities paydowns, net			(8)
Transfers to other balance sheet line items			0
Transfers into Level 3			0
Transfers out of Level 3			0
Fair value, ending balance			0
Change in unrealized gains / (losses) included in earnings for the period related to financial assets still held at the end of period			0	[5]
Trading Account Assets | Mortgage-backed Securities, Issued by Private Enterprises
Beginning balance	6		6
Included in earnings	1		10
OCI	0		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	0
Sales	(5)
Purchases, sales, issuances, settlements, maturities paydowns, net			(36)
Settlements	(1)
Transfers to other balance sheet line items	0		35
Transfers into Level 3			0
Transfers out of Level 3	0		(9)
Fair value, ending balance	1		6
Change in unrealized gains / (losses) included in earnings for the period related to financial assets still held at the end of period	(1)	[4]	(1)	[5]
Trading Account Assets | Collateralized Debt Obligations
Beginning balance	53		175
Included in earnings	26	[6]	49	[6]
OCI	0		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	6
Sales	(21)
Purchases, sales, issuances, settlements, maturities paydowns, net			(109)
Settlements	(1)
Transfers to other balance sheet line items	(20)		(60)
Transfers into Level 3			0
Transfers out of Level 3	0		(2)
Fair value, ending balance	43		53
Change in unrealized gains / (losses) included in earnings for the period related to financial assets still held at the end of period	9	[4],[6]	13	[5],[6]
Trading Account Assets | Asset-backed Securities
Beginning balance	27		51
Included in earnings	9		9
OCI	0		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	0
Sales	(31)
Purchases, sales, issuances, settlements, maturities paydowns, net			(3)
Settlements	0
Transfers to other balance sheet line items			2
Transfers into Level 3			0
Transfers out of Level 3			(32)
Fair value, ending balance	5		27
Change in unrealized gains / (losses) included in earnings for the period related to financial assets still held at the end of period	2	[4]	(2)	[5]
Trading Account Assets | Equity Securities
Beginning balance	123		151
Included in earnings	13		8
OCI	0		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	0
Sales	0
Purchases, sales, issuances, settlements, maturities paydowns, net			(36)
Settlements	(136)
Transfers to other balance sheet line items	0		0
Transfers into Level 3			0
Transfers out of Level 3	0		0
Fair value, ending balance	0		123
Change in unrealized gains / (losses) included in earnings for the period related to financial assets still held at the end of period	0	[4]	3	[5]
Available-for-Sale Securities
Beginning balance	1,136		1,322
Included in earnings	(7)	[7]	5	[7]
OCI	0		66
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	198
Sales	(4)
Purchases, sales, issuances, settlements, maturities paydowns, net			(164)
Settlements	(233)
Transfers to other balance sheet line items	(49)		0
Transfers into Level 3	0		0
Transfers out of Level 3	0		(93)
Fair value, ending balance	1,041		1,136
Change in unrealized gains / (losses) included in earnings for the period related to financial assets still held at the end of period	(6)	[4],[7]	(2)	[5],[7]
Available-for-Sale Securities | US States and Political Subdivisions Debt Securities
Beginning balance	74		132
Included in earnings	1		3
OCI	(2)		2
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	0
Sales	(4)
Purchases, sales, issuances, settlements, maturities paydowns, net			(63)
Settlements	(11)
Transfers to other balance sheet line items			0
Transfers into Level 3			0
Transfers out of Level 3			0
Fair value, ending balance	58		74
Change in unrealized gains / (losses) included in earnings for the period related to financial assets still held at the end of period	0	[4]	0	[5]
Available-for-Sale Securities | Mortgage-backed Securities, Issued by Private Enterprises
Beginning balance	347		378
Included in earnings	(8)		(2)
OCI	2		64
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	0
Sales	0
Purchases, sales, issuances, settlements, maturities paydowns, net			(93)
Settlements	(71)
Transfers to other balance sheet line items	49		0
Transfers into Level 3			0
Transfers out of Level 3			0
Fair value, ending balance	221		347
Change in unrealized gains / (losses) included in earnings for the period related to financial assets still held at the end of period	(6)	[4]	(2)	[5]
Available-for-Sale Securities | Asset-backed Securities
Beginning balance	20		102
Included in earnings	0		4	[7]
OCI	0		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	0
Sales	0
Purchases, sales, issuances, settlements, maturities paydowns, net			7
Settlements	(4)
Transfers to other balance sheet line items			0
Transfers into Level 3			0
Transfers out of Level 3	0		(93)
Fair value, ending balance	16		20
Change in unrealized gains / (losses) included in earnings for the period related to financial assets still held at the end of period	0	[4]	0	[5]
Available-for-Sale Securities | Corporate And Other Debt Securities
Beginning balance	5		5
Included in earnings	0		0
OCI	0		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	0
Sales	0
Purchases, sales, issuances, settlements, maturities paydowns, net			0
Settlements	0
Transfers to other balance sheet line items			0
Transfers into Level 3			0
Transfers out of Level 3			0
Fair value, ending balance	5		5
Change in unrealized gains / (losses) included in earnings for the period related to financial assets still held at the end of period	0	[4]	0	[5]
Available-for-Sale Securities | Equity Securities, Other
Beginning balance	690		705
Included in earnings	0		0
OCI	0		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	198
Sales	0
Purchases, sales, issuances, settlements, maturities paydowns, net			(15)
Settlements	(147)
Transfers to other balance sheet line items			0
Transfers into Level 3			0
Transfers out of Level 3			0
Fair value, ending balance	741		690
Change in unrealized gains / (losses) included in earnings for the period related to financial assets still held at the end of period	0	[4]	0	[5]
Loans Held-for-Sale | Corporate and Other Loans
Beginning balance	5		9
Included in earnings	(1)	[8]	(2)	[8]
OCI	0		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	0
Sales	0
Purchases, sales, issuances, settlements, maturities paydowns, net			(2)
Settlements	(4)
Transfers to other balance sheet line items	0		0
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Fair value, ending balance	0		5
Change in unrealized gains / (losses) included in earnings for the period related to financial assets still held at the end of period	0	[4]	(2)	[5],[8]
Loans Held-for-Sale | Residential Mortgage, Loans Held For Sale
Beginning balance	2		142
Included in earnings	(1)	[9]	(4)	[9]
OCI	0		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	0
Sales	(18)
Purchases, sales, issuances, settlements, maturities paydowns, net			(89)
Settlements	(1)
Transfers to other balance sheet line items	(1)		(118)
Transfers into Level 3	23		75
Transfers out of Level 3	(3)		(4)
Fair value, ending balance	1		2
Change in unrealized gains / (losses) included in earnings for the period related to financial assets still held at the end of period	0	[4]	0	[5],[8]
Loans Held-for-Investment
Beginning balance	492		449
Included in earnings	14	[10]	3	[10]
OCI	0		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	0
Sales	0
Purchases, sales, issuances, settlements, maturities paydowns, net			(57)
Settlements	(59)
Transfers to other balance sheet line items	(13)		100
Transfers into Level 3	0		0
Transfers out of Level 3	(1)		(3)
Fair value, ending balance	433		492
Change in unrealized gains / (losses) included in earnings for the period related to financial assets still held at the end of period	(1)	[10],[4]	(5)	[10],[5]
Other Assets and Liabilities, Net
Beginning balance	(24)		(35)
Included in earnings	349	[9]	392	[9]
OCI	0		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	0
Sales	0
Purchases, sales, issuances, settlements, maturities paydowns, net			17
Settlements	8
Transfers to other balance sheet line items	(271)		(398)
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Fair value, ending balance	62		(24)
Change in unrealized gains / (losses) included in earnings for the period related to financial assets still held at the end of period	$ 0	[4]	$ 0	[5]

[1]	Amounts included in earnings are recorded in trading income/(loss).
[2]	Amount recorded in OCI is the effective portion of the cash flow hedges related to the Company’s probable forecasted sale of its shares of Coke common stock as discussed in Note 17, “Derivative Financial Instruments.”
[3]	Amount recorded in OCI is the effective portion of the cash flow hedges related to the Company’s probable forecasted sale of its shares of Coke stock as discussed in Note 17, “Derivative Financial Instruments.”
[4]	Change in unrealized gains/(losses) included in earnings during the period related to financial assets still held at December 31, 2011.
[5]	Change in unrealized gains/(losses) included in earnings for the period related to financial assets still held at December 31, 2010.
[6]	Amounts included in earnings do not include losses accrued as a result of the ARS settlements discussed in Note 20, "Contingencies."
[7]	Amounts included in earnings are recorded in net securities gains.
[8]	Amounts included in earnings are recorded in other noninterest income.
[9]	Amounts included in earnings are net of issuances, fair value changes, and expirations and are recorded in mortgage production related (loss)/income.
[10]	Amounts are generally included in mortgage production related (loss)/income, however, the mark on certain fair value loans is included in trading income/(loss).

Carrying Value of Those Assets Measured at Fair Value on a Non-Recurring Basis (Detail) (Fair Value, Measurements, Nonrecurring, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Loans Held-for-Sale
Assets measured at fair value on a non-recurring basis	$ 212	$ 333
Loans Held-for-Investment
Assets measured at fair value on a non-recurring basis	72	85
Other Real Estate Owned
Assets measured at fair value on a non-recurring basis	479	596
Affordable Housing
Assets measured at fair value on a non-recurring basis	324	357
Other Assets [Member]
Assets measured at fair value on a non-recurring basis	45	130
Fair Value, Inputs, Level 1 | Loans Held-for-Sale
Assets measured at fair value on a non-recurring basis	0	0
Fair Value, Inputs, Level 1 | Loans Held-for-Investment
Assets measured at fair value on a non-recurring basis	0	0
Fair Value, Inputs, Level 1 | Other Real Estate Owned
Assets measured at fair value on a non-recurring basis	0	0
Fair Value, Inputs, Level 1 | Affordable Housing
Assets measured at fair value on a non-recurring basis	0	0
Fair Value, Inputs, Level 1 | Other Assets [Member]
Assets measured at fair value on a non-recurring basis	0	0
Fair Value, Inputs, Level 2 | Loans Held-for-Sale
Assets measured at fair value on a non-recurring basis	108	142
Fair Value, Inputs, Level 2 | Loans Held-for-Investment
Assets measured at fair value on a non-recurring basis	0	0
Fair Value, Inputs, Level 2 | Other Real Estate Owned
Assets measured at fair value on a non-recurring basis	372	553
Fair Value, Inputs, Level 2 | Affordable Housing
Assets measured at fair value on a non-recurring basis	0	0
Fair Value, Inputs, Level 2 | Other Assets [Member]
Assets measured at fair value on a non-recurring basis	24	90
Fair Value, Inputs, Level 3 | Loans Held-for-Sale
Assets measured at fair value on a non-recurring basis	104	191
Fair Value, Inputs, Level 3 | Loans Held-for-Investment
Assets measured at fair value on a non-recurring basis	72	85
Fair Value, Inputs, Level 3 | Other Real Estate Owned
Assets measured at fair value on a non-recurring basis	107	43
Fair Value, Inputs, Level 3 | Affordable Housing
Assets measured at fair value on a non-recurring basis	324	357
Fair Value, Inputs, Level 3 | Other Assets [Member]
Assets measured at fair value on a non-recurring basis	21	40
Valuation Allowance [Member] | Loans Held-for-Sale
Valuation Allowance	0	0
Valuation Allowance [Member] | Loans Held-for-Investment
Valuation Allowance	(7)	(15)
Valuation Allowance [Member] | Other Real Estate Owned
Valuation Allowance	(127)	(116)
Valuation Allowance [Member] | Affordable Housing
Valuation Allowance	0	0
Valuation Allowance [Member] | Other Assets [Member]
Valuation Allowance	$ (20)	$ (20)

Carrying Amounts and Fair Values of the Company's Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Financial assets
Trading assets	$ 6,279		$ 6,175
LHFS	2,141	[1]	3,168	[1]
LHFI at fair value	433	[2]	492	[2]
Financial liabilities
Trading liabilities	1,806		2,678
Carrying (Reported) Amount, Fair Value Disclosure
Financial assets
Cash and cash equivalents	4,509		5,378
Trading assets	6,279		6,175
Securities AFS	28,117		26,895
LHFS	2,353		3,501
LHFI at fair value	122,495		115,975
Interest/credit adjustment on LHFI	(2,457)		(2,974)
LHFI, as adjusted for interest/credit risk	120,038		113,001
Market risk/liquidity adjustment on LHFI	0		0
LHFI, fully adjusted	120,038		113,001
Financial liabilities
Consumer and commercial deposits	125,611		120,025
Brokered deposits	2,281		2,365
Foreign deposits	30		654
Short-term borrowings	11,466		5,821
Long-term debt	10,908		13,648
Trading liabilities	1,806		2,678
Estimate of Fair Value, Fair Value Disclosure
Financial assets
Cash and cash equivalents	4,509	[3]	5,378	[3]
Trading assets	6,279	[4]	6,175	[4]
Securities AFS	28,117	[4]	26,895	[4]
LHFS	2,355	[5]	3,501	[5]
LHFI at fair value	122,495		115,975
Interest/credit adjustment on LHFI	(2,005)		(3,823)
LHFI, as adjusted for interest/credit risk	120,490	[6]	112,152	[6]
Market risk/liquidity adjustment on LHFI	(4,805)		(3,962)
LHFI, fully adjusted	115,685	[6]	108,190	[6]
Financial liabilities
Consumer and commercial deposits	125,963	[7]	120,368	[7]
Brokered deposits	2,289	[8]	2,381	[8]
Foreign deposits	30	[8]	654	[8]
Short-term borrowings	11,466	[8]	5,815	[8]
Long-term debt	10,515	[8]	13,191	[8]
Trading liabilities	$ 1,806	[4]	$ 2,678	[4]

[1]	Includes loans held for sale, at fair value, of consolidated VIEs $315 $316
[2]	Includes loans of consolidated VIEs $3,322 $2,869
[3]	Cash and cash equivalents are valued at their carrying amounts reported in the balance sheet, which are reasonable estimates of fair value due to the relatively short period to maturity of the instruments.
[4]	Securities AFS, trading assets, and trading liabilities that are classified as level 1 are valued based on quoted market prices. For those instruments classified as level 2 or 3, refer to the respective valuation discussions within this footnote.
[5]	LHFS are generally valued based on observable current market prices or, if quoted market prices are not available, on quoted market prices of similar instruments. In instances when significant valuation assumptions are not readily observable in the market, instruments are valued based on the best available data in order to approximate fair value. This data may be internally-developed and considers risk premiums that a market participant would require under then-current market conditions. Refer to the LHFS section within this footnote for further discussion of the LHFS carried at fair value.
[6]	LHFI fair values are based on a hypothetical exit price, which does not represent the estimated intrinsic value of the loan if held for investment. The assumptions used are expected to approximate those that a market participant purchasing the loans would use to value the loans, including a market risk premium and liquidity discount. Estimating the fair value of the loan portfolio when loan sales and trading markets are illiquid, or for certain loan types, nonexistent, requires significant judgment. Therefore, the estimated fair value can vary significantly depending on a market participant’s ultimate considerations and assumptions. The final value yields a market participant’s expected return on investment that is indicative of the current market conditions, but it does not take into consideration the Company’s estimated value from continuing to hold these loans or its lack of willingness to transact at these estimated values.The Company estimated fair value based on estimated future cash flows discounted, initially, at current origination rates for loans with similar terms and credit quality, which derived an estimated value of 100% and 99% on the loan portfolio’s net carrying value as of December 31, 2011 and 2010, respectively. The value derived from origination rates likely does not represent an exit price; therefore, an incremental market risk and liquidity discount was subtracted from the initial value as of December 31, 2011 and 2010, respectively. The discounted value is a function of a market participant’s required yield in the current environment and is not a reflection of the expected cumulative losses on the loans. Loan prepayments are used to adjust future cash flows based on historical experience and prepayment model forecasts. The value of related accrued interest on loans approximates fair value; however, it is not included in the carrying amount or fair value of loans. The value of long-term customer relationships is not permitted under current U.S. GAAP to be included in the estimated fair value.
[7]	Deposit liabilities with no defined maturity such as DDAs, NOW/money market accounts, and savings accounts have a fair value equal to the amount payable on demand at the reporting date (i.e., their carrying amounts). Fair values for CDs are estimated using a discounted cash flow calculation that applies current interest rates to a schedule of aggregated expected maturities. The assumptions used in the discounted cash flow analysis are expected to approximate those that market participants would use in valuing deposits. The value of long-term relationships with depositors is not taken into account in estimating fair values.
[8]	Fair values for foreign deposits, certain brokered deposits, short-term borrowings, and certain long-term debt are based on quoted market prices for similar instruments or estimated using discounted cash flow analysis and the Company’s current incremental borrowing rates for similar types of instruments. For brokered deposits and long-term debt that the Company carries at fair value, refer to the respective valuation sections within this footnote.

Carrying Amounts and Fair Values of the Company's Financial Instruments (Parenthetical) (Detail)	Dec. 31, 2011	Dec. 31, 2010
Estimated fair value of loan portfolio's net carrying value	100.00%	99.00%

Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended												12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 13, 2011	Aug. 19, 2011	Dec. 31, 2011 Lower Limit	Dec. 31, 2011 Upper Limit	Dec. 31, 2011 Other Auction Rate Securities Claims	Dec. 31, 2010 Other Auction Rate Securities Claims	May 31, 2009 Overdrafts Fee Cases legalmatter	May 31, 2009 Trust Preferred Securities legalmatter	Mar. 08, 2011 Preferred Securities [Member]	Dec. 31, 2011 Potential Mortgage Servicing Settlement and Claims [Member]
Aggregate range of reasonably possible losses on legal matters in excess of the accrued liability						$ 140	$ 250
Reserved for the remaining probable loss that could be reasonably estimated								7	16
Contingent Receipt, Judgement Award for Damages					34
Contingent Payments				5
Contingent Receipt, Prejudgement Interest Award					6
Accrued fines for settlement with FINRA	5
Total amount of ARS the Company has purchased	617
Cumulative losses on ARS	113
Fair value of ARS purchased pursuant to the pending settlement, trading securities	37	147	176
Fair value of ARS purchased pursuant to the pending settlement, available for sale securities	100	128	156
Total gain (loss) relating to the ARS agreements recognized	33	18
Number of putative class actions										2	3
Amount sold of an asset that is now related to a loss contingency											690	80
Loss Contingency, Loss in Period	120	0	0										120
contingency loss, loss in period, after tax													$ 81

Business Segment Reporting (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Average total assets	$ 172,440	$ 172,375	$ 175,442
Average total liabilities	151,744	149,541	153,156
Average total equity	20,696	22,834	22,286
Net, interest income	5,065	4,854	4,466
FTE adjustment	114	116	123
Net interest income (FTE)	5,179	4,970	4,589
Provision for credit losses	1,513	2,651	4,064
Net interest income/(loss) after provision for credit losses	3,666	2,319	525
Noninterest income	3,421	3,729	3,710
Noninterest expense	6,234	5,911	6,562
Income/(loss) before provision/(benefit) for income taxes	853	137	(2,327)
Provision/(benefit) for income taxes	193	(69)	(775)
Net income/(loss) including income attributable to noncontrolling interest	660	206	(1,552)
Net income attributable to noncontrolling interest	13	17	12
Net income/(loss)	647	189	(1,564)
Consumer Banking and Private Wealth Management
Average total assets	43,742	41,778	42,990
Average total liabilities	77,308	74,888	72,462
Average total equity	0	0	0
Net, interest income	2,504	2,453	2,180
FTE adjustment	0	0	0
Net interest income (FTE)	2,504	2,453	2,180
Provision for credit losses	722	895	1,132
Net interest income/(loss) after provision for credit losses	1,782	1,558	1,048
Noninterest income	1,436	1,466	1,502
Noninterest expense	2,784	2,776	2,826
Income/(loss) before provision/(benefit) for income taxes	434	248	(276)
Provision/(benefit) for income taxes	159	89	(104)
Net income/(loss) including income attributable to noncontrolling interest	275	159	(172)
Net income attributable to noncontrolling interest	0	0	0
Net income/(loss)	275	159	(172)
Wholesale Banking
Average total assets	62,310	62,394	67,372
Average total liabilities	55,202	51,951	47,535
Average total equity	0	0	0
Net, interest income	1,638	1,470	1,433
FTE adjustment	107	106	110
Net interest income (FTE)	1,745	1,576	1,543
Provision for credit losses	625	777	980
Net interest income/(loss) after provision for credit losses	1,120	799	563
Noninterest income	1,473	1,515	1,399
Noninterest expense	2,161	2,070	2,217
Income/(loss) before provision/(benefit) for income taxes	432	244	(255)
Provision/(benefit) for income taxes	68	(5)	(63)
Net income/(loss) including income attributable to noncontrolling interest	364	249	(192)
Net income attributable to noncontrolling interest	3	8	0
Net income/(loss)	361	241	(192)
Mortgage Banking
Average total assets	33,719	34,792	37,296
Average total liabilities	3,838	4,031	3,944
Average total equity	0	0	0
Net, interest income	471	438	500
FTE adjustment	0	0	0
Net interest income (FTE)	471	438	500
Provision for credit losses	693	1,183	1,125
Net interest income/(loss) after provision for credit losses	(222)	(745)	(625)
Noninterest income	241	521	687
Noninterest expense	1,206	1,089	1,412
Income/(loss) before provision/(benefit) for income taxes	(1,187)	(1,313)	(1,350)
Provision/(benefit) for income taxes	(460)	(500)	(364)
Net income/(loss) including income attributable to noncontrolling interest	(727)	(813)	(986)
Net income attributable to noncontrolling interest	0	1	3
Net income/(loss)	(727)	(814)	(989)
Corporate Other
Average total assets	31,368	32,587	26,546
Average total liabilities	15,603	18,775	29,069
Average total equity	0	0	0
Net, interest income	495	456	409
FTE adjustment	6	10	14
Net interest income (FTE)	501	466	423
Provision for credit losses	0	0	1
Net interest income/(loss) after provision for credit losses	501	466	422
Noninterest income	297	257	154
Noninterest expense	111	6	138
Income/(loss) before provision/(benefit) for income taxes	687	717	438
Provision/(benefit) for income taxes	235	246	90
Net income/(loss) including income attributable to noncontrolling interest	452	471	348
Net income attributable to noncontrolling interest	9	9	9
Net income/(loss)	443	462	339
Reconciling Items
Average total assets	1,301	824	1,238
Average total liabilities	(207)	(104)	146
Average total equity	20,696	22,834	22,286
Net, interest income	(43)	37	(56)
FTE adjustment	1	0	(1)
Net interest income (FTE)	(42)	37	(57)
Provision for credit losses	(527)	(204)	826
Net interest income/(loss) after provision for credit losses	485	241	(883)
Noninterest income	(26)	(30)	(32)
Noninterest expense	(28)	(30)	(31)
Income/(loss) before provision/(benefit) for income taxes	487	241	(884)
Provision/(benefit) for income taxes	191	101	(334)
Net income/(loss) including income attributable to noncontrolling interest	296	140	(550)
Net income attributable to noncontrolling interest	1	(1)	0
Net income/(loss)	$ 295	$ 141	$ (550)

Accumulated Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated Other Comprehensive Income Loss Before Tax [Abstract]
AOCI, beginning balance	$ 2,531	$ 1,661	$ 1,523
Unrealized net gain on securities	653	770	529
Unrealized net gain on derivatives	684	802	(190)
Change related to employee benefit plans	(382)	106	394
Adoption of OTTI guidance			(12)
Reclassification adjustment for realized gains and losses on securities	(117)	(191)	(98)
Reclassification adjustment for realized gains and losses on derivatives	(625)	(617)	(485)
AOCI, ending balance	2,744	2,531	1,661
Accumulated Other Comprehensive Income Loss Tax [Abstract]
AOCI, beginning balance	(915)	(591)	(542)
Unrealized net gain on securities	(242)	(283)	(188)
Unrealized net gain on derivatives	(253)	(293)	59
Change related to employee benefit plans	141	(46)	(143)
Adoption of OTTI guidance			4
Reclassification adjustment for realized gains and losses on securities	43	70	38
Reclassification adjustment for realized gains and losses on derivatives	231	228	181
AOCI, ending balance	(995)	(915)	(591)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
AOCI, beginning balance	1,616	1,070	981
Unrealized net gain on securities	411	487	341
Unrealized net gain on derivatives	431	509	(131)
Change related to employee benefit plans	(241)	60	251
Adoption of OTTI guidance			(8)
Reclassification adjustment for realized gains and losses on securities	(74)	(121)	(60)
Reclassification adjustment for realized gains and losses on derivatives	(394)	(389)	(304)
AOCI, ending balance	$ 1,749	$ 1,616	$ 1,070

Components of Accumulated Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Unrealized net gain on AFS securities	$ 1,863	$ 1,526	$ 1,160
Unrealized net gain on derivative financial instruments	569	532	412
Employee benefit plans	(683)	(442)	(502)
Total AOCI	$ 1,749	$ 1,616	$ 1,070	$ 981

Other Noninterest Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consulting and legal	$ 120	$ 84	$ 57
Other staff expense	95	55	51
Postage and delivery	81	83	84
Communications	63	64	67
Operating supplies	45	47	41
Mortgage Reinsurance	28	27	115
Other expense	299	332	337
Total other noninterest expense	$ 731	$ 692	$ 752

Statements of Income/(Loss) - Parent Company Only (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Income
Trading account gains/(losses) and commissions	$ 248		$ 173		$ (41)
Total interest income	6,181		6,343		6,710
Expenses
Interest on long-term debt	449		580		761
Employee compensation and benefits	2,494		2,364		2,258
Loss Contingency, Loss in Period	120		0		0
Other expense	299		332		337
Income/(loss) before income taxes and equity in undistributed income/(loss) of subsidiaries	739		21		(2,450)
Income tax benefit	(79)		185		898
Net income/(loss)	647		189		(1,564)
Series A preferred dividends			(7)		(14)
Stock Redeemed or Called During Period, Value	(4,850)				(228)
Gain on repurchase of Series A preferred stock	0		0		94
Net income/(loss) available to common shareholders	495		(87)		(1,733)
Parent Company [Member]
Income
Dividends	29	[1]	28	[1]	14	[1]
Interest on loans	11		2		3
Trading account gains/(losses) and commissions	53		44		(2)
Other income	132		165		62
Total interest income	225		239		77
Expenses
Interest on short-term borrowings	9		9		8
Interest on long-term debt	226		228		273
Employee compensation and benefits	(7)	[2]	(13)	[2]	(46)	[2]
Service fees to subsidiaries	11		2		15
Loss Contingency, Loss in Period	120		0		0
Other expense	13		21		36
Total expense	372		247		286
Income/(loss) before income taxes and equity in undistributed income/(loss) of subsidiaries	(147)		(8)		(209)
Income tax benefit	49		12		97
Income/(loss) before equity in undistributed income/(loss) of subsidiaries	(98)		4		(112)
Equity in undistributed income/(loss) of subsidiaries	745		185		(1,452)
Net income/(loss)	647		189		(1,564)
Series A preferred dividends	(7)		(7)		(14)
U.S. Treasury preferred dividends and accretion of discount	(66)		(267)		(266)
Stock Redeemed or Called During Period, Value	(74)		0		0
Gain on repurchase of Series A preferred stock	0		0		94
Other Preferred Stock Dividends and Adjustments	5		2		(17)
Net income/(loss) available to common shareholders	495		(87)		(1,733)
Series A Preferred Stock | Parent Company [Member]
Expenses
Gain on repurchase of Series A preferred stock	$ 0		$ 0		$ 94

[1]	Substantially all dividend income received from subsidiaries.
[2]	Includes incentive compensation allocations between Parent Company and subsidiaries.

Balance Sheets - Parent Company Only (Details) (USD $)	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Assets [Abstract]
Interest-bearing Deposits in Banks and Other Financial Institutions	$ 21,000,000		$ 24,000,000
Cash and cash equivalents	4,509,000,000		5,378,000,000		6,997,000,000	6,637,000,000
Trading assets	6,279,000,000		6,175,000,000
Securities available for sale	28,117,000,000		26,895,000,000
Premises and equipment	1,564,000,000		1,620,000,000
Goodwill	6,344,000,000		6,323,000,000		6,319,000,000
Other assets	6,159,000,000		7,814,000,000
Total assets	176,859,000,000		172,874,000,000
Liabilities and Shareholders' Equity
Long-term debt	10,908,000,000	[1]	13,648,000,000	[1]
Other liabilities	4,691,000,000		4,553,000,000
Total liabilities	156,793,000,000		149,744,000,000
Preferred stock, no par value	275,000,000		4,942,000,000
Common stock	550,000,000		515,000,000
Additional paid in capital	9,306,000,000		8,403,000,000
Retained earnings	8,978,000,000		8,542,000,000
Treasury stock, at cost, and other	(792,000,000)	[2]	(888,000,000)	[2]
Accumulated other comprehensive income	1,749,000,000		1,616,000,000		1,070,000,000	981,000,000
Total liabilities and shareholders' equity	176,859,000,000		172,874,000,000
Parent Company [Member]
Assets [Abstract]
Cash in subsidiary banks	220,000,000		1,000,000
Interest-bearing Deposits in Banks and Other Financial Institutions	1,402,000,000		2,857,000,000
Cash and cash equivalents	1,641,000,000		2,877,000,000		2,795,000,000	6,313,000,000
Trading assets	93,000,000		207,000,000
Securities available for sale	324,000,000		4,717,000,000
Loans to subsidiaries	3,666,000,000		481,000,000
Goodwill	99,000,000		99,000,000
Other assets	397,000,000		324,000,000
Total assets	29,281,000,000		30,585,000,000
Liabilities and Shareholders' Equity
Other liabilities	766,000,000		807,000,000
Total liabilities	9,322,000,000		7,584,000,000
Preferred stock, no par value	275,000,000		4,942,000,000
Common stock	550,000,000		515,000,000
Additional paid in capital	9,306,000,000		8,403,000,000
Retained earnings	8,978,000,000		8,542,000,000
Treasury stock, at cost, and other	(899,000,000)		(1,017,000,000)
Accumulated other comprehensive income	1,749,000,000		1,616,000,000
Total shareholders' equity	19,959,000,000		23,001,000,000
Total liabilities and shareholders' equity	29,281,000,000		30,585,000,000
Parent Company [Member] | Bank Subsidiaries [Member]
Assets [Abstract]
Investments in capital stock of subsidiaries stated on the basis of the Company's equity in subsidiaries' capital accounts	21,783,000,000		20,631,000,000
Parent Company [Member] | Nonbank Subsidiaries [Member]
Assets [Abstract]
Investments in capital stock of subsidiaries stated on the basis of the Company's equity in subsidiaries' capital accounts	1,278,000,000		1,249,000,000
Parent Company [Member] | Subsidiaries [Member]
Liabilities and Shareholders' Equity
Short-term borrowings from	392,000,000		284,000,000
Long-term debt	160,000,000		160,000,000
Parent Company [Member] | Other Entity [Member]
Assets [Abstract]
Interest-bearing Deposits in Banks and Other Financial Institutions	19,000,000		19,000,000
Liabilities and Shareholders' Equity
Short-term borrowings from	1,710,000,000		1,355,000,000
Long-term debt	$ 6,294,000,000		$ 4,978,000,000

[1]	Includes debt of consolidated VIEs ($289 and $290 at fair value at December 31, 2011 and 2010, respectively) $722 $764
[2]	Includes $107 million $129 million as of December 31, 2011 and 2010, respectively, related to noncontrolling interest held.

Statements of Cash Flow - Parent Company Only (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Cash Flows from Operating Activities:
Net income/(loss)	$ 647		$ 189		$ (1,564)
Adjustments to reconcile net income/(loss) to net cash used in by operating activities:
Depreciation, amortization, and accretion	760		803		966
Deferred income tax expense/(benefit)	83		(171)		(894)
Net (gain)/loss on extinguishment of debt	(3)		70		39
Net securities gains	(117)	[1]	(191)	[1]	(98)	[1]
Net gain on sale of assets	(408)		(597)		(772)
Net (increase)/decrease in other assets	(497)		(341)		1,523
Net increase/(decrease) in other liabilities	(102)		372		(461)
Net cash provided by operating activities	4,628		4,218		3,042
Cash Flows from Investing Activities:
Proceeds from maturities, calls, and paydowns of securities available for sale	5,557		5,597		3,407
Net cash equivalents acquired in acquisitions	12,557		17,465		19,488
Purchases of securities available for sale	(18,872)		(20,920)		(33,793)
Proceeds from maturities, calls and repayments of trading securities	139		99		148
Proceeds from sales of trading securities	102		132		2,113
Purchases of trading securities	0		0		(86)
Sale of other assets	628		800		567
Net cash (used in)/provided by investing activities	(10,331)		(719)		1,084
Cash Flows from Financing Activities:
Proceeds from the issuance of long-term debt	1,749		500		575
Repayment of long-term debt	(4,571)		(5,246)		(10,034)
Proceeds from the issuance of preferred stock	103		0		0
Excess tax benefit from stock-based compensation	(4,850)		0		(228)
Proceeds from the issuance of common stock	1,017		0		1,830
Repurchase of preferred stock	(4,850)		0		(228)
Purchase of outstanding warrants	(11)		0		0
Net cash provided by/(used in) financing activities	4,834		(5,118)		(3,766)
Net increase/(decrease) in cash and cash equivalents	(869)		(1,619)		360
Cash and cash equivalents at beginning of period	5,378		6,997		6,637
Cash and cash equivalents at end of period	4,509		5,378		6,997
Supplemental Disclosures:
Income taxes received/(paid) by Parent Company	68		(68)		(124)
Net income taxes received by Parent Company	1		435		106
Interest paid	1,138		1,537		2,367
Accretion of discount for preferred stock issued to the U.S. Treasury	80		25		23
Extinguishment of forward stock purchase contract	0		0		174
Gain on repurchase of Series A preferred stock	0		0		94
Parent Company [Member]
Cash Flows from Operating Activities:
Net income/(loss)	647		189		(1,564)
Adjustments to reconcile net income/(loss) to net cash used in by operating activities:
Equity in undistributed income/(loss) of subsidiaries	(745)		(185)		1,452
Depreciation, amortization, and accretion	17		15		12
Potential mortgage servicing settlement and claims expense	120		0		0
Deferred income tax expense/(benefit)	(56)		(7)		23
Stock option compensation and amortization of restricted stock compensation	44		66		77
Net (gain)/loss on extinguishment of debt	(3)		1		32
Net securities gains	(92)		(38)		(7)
Net gain on sale of assets	0		(18)		0
Contributions to retirement plans	(8)		(8)		(26)
Net (increase)/decrease in other assets	(192)		38		50
Net increase/(decrease) in other liabilities	10		123		48
Net cash provided by operating activities	(258)		176		97
Equity in undistributed income/(loss) of subsidiaries	745		185		(1,452)
Cash Flows from Investing Activities:
Proceeds from maturities, calls, and paydowns of securities available for sale	61		164		81
Net cash equivalents acquired in acquisitions	6,700		7,664		38
Purchases of securities available for sale	(2,374)		(7,737)		(5,540)
Proceeds from maturities, calls and repayments of trading securities	137		97		129
Proceeds from sales of trading securities	75		79		9
Purchases of trading securities	0		0		(87)
Net change in loans to subsidiaries	(3,185)		221		134
Capital contributions to subsidiaries	(250)		0		0
Proceeds from Sale of Other Assets	0		7		0
Other, net	0		15		2
Net cash (used in)/provided by investing activities	1,164		510		(5,234)
Cash Flows from Financing Activities:
Net increase/(decrease) in other short-term borrowings	463		5		444
Proceeds from the issuance of long-term debt	1,749		0		575
Repayment of long-term debt	(482)		(350)		(673)
Proceeds from the issuance of preferred stock	103		0		0
Excess tax benefit from stock-based compensation	(4,850)		0		(228)
Proceeds from the issuance of common stock	1,017		0		1,830
Repurchase of preferred stock	(4,850)		0		(228)
Dividends paid	(131)		(259)		(329)
Purchase of outstanding warrants	(11)		0		0
Net cash provided by/(used in) financing activities	(2,142)		(604)		1,619
Net increase/(decrease) in cash and cash equivalents	(1,236)		82		(3,518)
Cash and cash equivalents at beginning of period	2,877		2,795		6,313
Cash and cash equivalents at end of period	1,641		2,877		2,795
Supplemental Disclosures:
Income taxes (paid to)/received from subsidiaries	(2)		(338)		125
Income taxes received/(paid) by Parent Company	(66)		406		(1)
Interest paid	246		233		275
Accretion of discount for preferred stock issued to the U.S. Treasury	80		25		23
Extinguishment of forward stock purchase contract	0		0		174
Gain on repurchase of Series A preferred stock	0		0		94
Noncash capital contribution to subsidiary	$ 0		$ 997		$ 152

[1]	Includes credit-related other-than-temporary impairment losses of $6 million, $2 million, and $20 million, consisting of $7 million, $2 million, and $113 million of total unrealized losses, net of $1 million, $0, and $93 million of non-credit related unrealized losses recorded in other comprehensive income, before taxes, for the years ended December 31, 2011, 2010, and 2009, respectively.

Subsequent Event (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Subsequent Event [Line Items]
Loss Contingency, Loss in Period	$ 120	$ 0	$ 0
Potential Mortgage Servicing Settlement and Claims [Member]
Subsequent Event [Line Items]
Loss Contingency, Loss in Period	120
contingency loss, loss in period, after tax	$ 81